UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22743

Blackstone Alternative Investment Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

28th Floor

New York, NY 10154

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (212) 583-5000

Peter Koffler, Esq.

c/o Blackstone Alternative Investment Advisors LLC

345 Park Avenue

28th Floor

New York, NY 10154

(Name and Address of Agent for Service)

With a copy to:

James E. Thomas, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Date of fiscal year end: March 31

Date of reporting period: March 31, 2017

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached hereto.

Blackstone

Blackstone Alternative Multi-Strategy Fund

a series of Blackstone Alternative Investment Funds

Annual Report For the Year Ended March 31, 2017

All investors should consider the investment objectives, risks, charges and expenses of the Blackstone Alternative Multi-Strategy Fund (the “Fund”) carefully before investing. The prospectus and, if available, the summary prospectus contain this and other information about the Fund. You can obtain a prospectus and, if available, a summary prospectus, from the Fund’s website (www.blackstone.com/bamsf). All investors are urged to carefully read the prospectus and, if available, the summary prospectus, in its entirety before investing. Interests in the Fund are offered through Blackstone Advisory Partners L.P., a member of FINRA and an affiliate of Blackstone Alternative Asset Management L.P.

Important Risks: An investment in the Fund should be considered a speculative investment that entails substantial risks; you may lose part or all of your investment or your investment may not perform as well as other investments. The Fund’s investments involve special risks including, but not limited to, loss of all or a significant portion of the investment due to leveraging, short-selling, or other speculative practices, lack of liquidity and volatility of returns. The following is a summary description of certain additional principal risks of investing in the Fund:

Allocation Risk - Blackstone’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, sub-adviser or security may be incorrect and this may have a negative impact upon performance. Debt Securities Risk - investments in debt securities, such as bonds and certain asset-backed securities involve certain risks which may cause the securities to lose value, including credit risk, extension risk, interest rate risk, prepayment risk, and variable and floating rate instrument risk. Derivatives Risk - the use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives can be volatile and illiquid, can be subject to counterparty credit risk, and may entail investment exposure greater than their notional amount. Distressed Securities Risk - investments in securities of business enterprises involved in workouts, liquidations, reorganizations, bankruptcies and similar situations involve a high degree of risk of loss since there is typically substantial uncertainty concerning the outcome of such situations. Equity Securities Risk - there is a risk of loss associated with price fluctuations of equity and preferred securities which change based on a company’s financial condition and overall market and economic environment. Event-Driven Trading Risk - involves the risk that the specific event identified may not occur as anticipated and that this may have a negative impact upon the market price of the securities involved. Foreign Investments/Emerging Markets Risk - involves special risks caused by foreign political, social and economic factors, including exposure to currency fluctuations, less liquidity, less developed and less efficient trading markets, political instability and less developed legal and auditing standards. High Portfolio Turnover Risk - active trading of securities can increase transaction costs (thus lowering performance) and taxable distributions. Model and Technology Risk - involves the risk that model-based strategies, data gathering systems, order execution and trade allocation systems and risk management systems may not be successful on an ongoing basis or could contains errors, omissions, imperfections or malfunctions. Multi-Manager Risk - managers may make investment decisions which conflict with each other and as a result, the Fund could incur transaction costs without accomplishing any net investment result.

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Dear Blackstone Investor,

We are pleased to present this annual shareholder report for Blackstone Alternative Investment Funds (“BAIF”) and its series, the Blackstone Alternative Multi-Strategy Fund (the “Fund”). This report includes portfolio commentary, a listing of the Fund’s investments and the Fund’s audited financial statements. Audited financial statements for the Fund cover the period from April 1, 2016 to March 31, 2017 (the “Reporting Period”).

The Fund’s investment objective is to seek capital appreciation. The Fund seeks this objective by allocating its assets among a variety of nontraditional, or “alternative,” investment strategies. Blackstone Alternative Investment Advisors LLC (the “Investment Adviser” or “BAIA”) determines the allocations of the Fund’s assets and allocates a majority of the Fund’s assets among investment sub-advisers with experience managing alternative investment strategies and among investment funds. Each discretionary sub-adviser is responsible for the day-to-day management of the Fund’s assets that the Investment Adviser allocates to it. Subject to oversight by the Board of Trustees, the Investment Adviser is responsible for making recommendations with respect to hiring, terminating and/or replacing the Fund’s investment sub-advisers, and it may also manage a portion of the Fund’s assets directly. In pursuing the Fund’s investment objective, the Fund seeks to maintain an investment portfolio with, on average, lower volatility relative to the broader equity markets, as measured by the S&P 500 Index.

Fund Performance1

The Fund’s hedge fund strategies had a strong showing over the Reporting Period, with the Fund outperforming the broader hedge fund universe2 by nearly 2%. As a result of our top-down asset allocation views, we reduced directional equity exposures and captured attractive opportunities in credit over the course of a turbulent 2016 and early 2017. Going into the rest of 2017 and 2018, we intend to continue to leverage our due diligence, risk management, and investment expertise from our 27 years’ experience in hedge fund investing to identify alternative investment strategies and investment sub-advisers that we believe may help the Fund achieve its objective.

During the Reporting Period, the Fund generated a cumulative return, net of fees and expenses, of 8.03%3 and realized an annualized volatility of 2.40%4 with a Sharpe ratio5 of 3.22. Over the same period, the HFRX Global Hedge Fund Index, a measure of hedge fund performance, returned 6.19%; the MSCI World Total Return Index, a measure of global equity market performance, returned 15.43%; the S&P 500 Index, a measure of U.S. equity market performance, returned 17.17%; and the Barclays Global Aggregate Bond Index, a measure of U.S. investment grade bond performance, returned -1.90%.

[1]	The volatility of the indices presented may be materially different from that of the performance of the Fund. In addition, the indices employ different investment guidelines and criteria than the Fund; as a result, the holdings in the Fund may differ significantly from the securities that comprise the indices. The performance of the indices has not been selected to represent an appropriate benchmark to compare to the performance of the Fund, but rather is disclosed to allow for comparison of the Fund’s performance to that of well-known and widely recognized indices. A summary of the investment guidelines for the indices presented are available upon request. In the case of equity indices, performance of the indices reflects the reinvestment of dividends.
[2]	As measured by the HFRX Global Hedge Fund Index.
[3]	Past performance is not indicative of future results and there is no assurance that the Fund will achieve its objectives or avoid significant losses. Returns are shown net of fees and expenses.
[4]	“Volatility” refers to the standard deviation of returns. Standard deviation is a measure of how spread out a set of data is from its mean.
[5]	“Sharpe ratio” is a measure of a fund’s risk-adjusted returns.

Portfolio Managers

In keeping with its historical approach to team-based portfolio management, the Investment Adviser has designated each of the members of the BAIA Investment Committee as a portfolio manager of the Fund. Effective April 15, 20166, the list of portfolio managers is as follows:

•	Gideon Berger
•	Robert Jordan
•	David Mehenny
•	Ian Morris
•	Alberto Santulin
•	Stephen Sullens

Portfolio Commentary

The fiscal year ended March 31, 2017 witnessed extraordinary political vicissitudes, both domestically and abroad, which roiled markets in the face of the unexpected. In June, Britons’ surprise ‘Brexit’ vote to leave the European Union shocked markets and sent the pound sterling tumbling to thirty-year lows. Just a few months later, after a gloves-off primary fight, Donald Trump upset Hillary Clinton in November’s U.S. Presidential election, which equity markets greeted with a strong rally well into the New Year as investors flocked to equities on high hopes of pro-growth policy coming out of the newly Republican Congress and White House. More recently, congressional Republicans bungled an attempt to scrap Barack Obama’s signature healthcare law, a sign that other growth-oriented policy initiatives—notably, tax reform—could prove considerably more challenging than initially expected. Meanwhile, back across the pond, Euro-skeptic rhetoric in the Dutch and French elections had investors on alert, as Brexit remains fresh in mind with Britain formally initiating divorce proceedings from the E.U. in March.

Amidst the political turmoil, the outlook for hedge fund strategies has improved, since geopolitical volatility and potential regulatory shifts may produce an attractive environment for active managers. In addition, 2016’s record passive investment inflows may afford active managers increasing opportunities to capture dislocations between market valuations and company fundamentals. In seeking capital appreciation over the fiscal year, the Fund both protected capital against the equity market’s downward moves and captured an increasing portion of the equity market’s upside: for the Reporting Period, the Fund experienced only 5% of the global equity market’s downside but benefitted from 18% of its upside.7 Indeed, for the most recent quarter, upside capture increased to 26% and downside capture dropped into negative territory, meaning that, on average, the Fund was up when stocks were down.

Over the Reporting Period, the Fund’s Equity strategies contributed positively to performance. While Equity Market Neutral sub-strategies faced headwinds in the first half of the fiscal year, the latter half proved considerably better. Sector-wise, short exposures in materials and telecom plus overweight positioning in underperforming financial exposure detracted from performance early in the year, offset to some degree by some positive alpha later from exposure to financials and healthcare. Over the last few months of the year, long technology exposure drove performance after having detracted earlier in the year on both the long and short side of the book. In the lead up to and aftermath of the U.S. presidential election, sector dispersion created opportunities for equity managers, with positive returns coming from materials, information technology, and healthcare sector exposures. Managed care exposures, however, retraced some gains in the aftermath of the GOP’s failure to repeal and replace the Affordable Care Act. Overall, given the improving

[6]	Alberto Santulin and Stephen Sullens have been portfolio managers since inception.
[7]	Past performance is not indicative of future results and there is no assurance that the Fund will achieve its objectives or avoid significant losses. Upside and downside capture measured by calculating average daily return for the fund on positive and negative days for the MSCI World Total Return Index and dividing by the index’s average return on those days.

environment for alpha8 generation, we are optimistic that our equity managers are potentially well-positioned to capture opportunities as they arise.

Credit strategies contributed the most to the Fund’s positive returns over the Reporting Period, with all sub-strategies contributing positively to performance on the year. Asset-backed strategies experienced strong performance over the Reporting Period as a result of positive carry and higher mark-to-market moves. On the corporate credit side, market weakness early in the year due to excessive issuance, volatility, anticipated interest rate hikes, and slowing global growth caused redemptions and outflows in the market, which led to forced sales of attractive risk across the corporate credit spectrum. As we mentioned in last year’s letter, we were bullish on the opportunity for liquidity providers to capture excess spread, and our thesis paid off: over the first half of 2016, we roughly tripled the Fund’s allocation to corporate credit strategies, which performed quite well over the duration of the year. As the Federal Reserve raised interest rates twice over the second half of the Reporting Period, increased demand for floating rate credit instruments drove appreciation in tranches of collateralized loan obligations (CLOs). In addition, the Fund benefitted from a rally in government-sponsored enterprise credit risk transfer bonds9, exposure to which the Fund increased over the Reporting Period.

The Fund’s Multi-Asset strategies serve an important role in the portfolio on account of their historically lower correlations to traditional equity and credit markets and may offer diversification benefits to the overall portfolio. During the Reporting Period, Multi-Asset strategies collectively posted gains, with uncorrelated returns deriving from idiosyncratic exposures in emerging markets and market neutral quantitative exposures. Long sovereign and quasi-sovereign credit exposure to Greece, Venezuela, and Argentina drove gains largely due to positive local political and macroeconomic developments. The Fund also benefitted from the Mexican peso’s 11% rally in 2017, coming back from the lows it hit in the wake of President Trump’s election. Factor-based strategies had mixed performance on the year. A rally in momentum strategies early in the year gave way to weakness at the tail-end of 2016 as long U.S. Treasuries and short U.S. dollar exposures generated losses as the latter strengthened in the wake of the election; at the outset of 2017, however, strength among fixed income and FX value strategies concluded the fiscal year on a positive note. Looking ahead, we anticipate that continued geopolitical volatility may afford attractive opportunities to macro-focused strategies, which we continue to explore as we think about asset allocation over the coming year.

During the Reporting Period, the Investment Adviser terminated three sub-advisers10 to the Fund: Blackstone Senfina Advisors L.L.C. (Equity Hedge strategy), Rail-Splitter Capital Management, LLC (Equity Hedge strategy), and Wellington Management Company LLP (Equity Hedge strategy). Sub-adviser terminations are normal events in the Investment Adviser’s investment process and result from our dynamic top-down evaluation of the opportunity set for hedge fund strategies as well as the bottom-up evaluation of a manager’s ability to deliver alpha in a given environment. When done well, value may be generated by making the right top-down calls on which asset classes are attractive in a given environment and increasing the Fund’s exposure to those asset classes. For more information on the Fund’s sub-advisers, please refer to their profiles available on the Fund’s website.

Looking forward to the remainder of 2017 and into 2018, as the new Trump administration continues to take the reins in Washington, we expect to see elevated volatility and continued dispersion among stocks, sectors, and geographies. We anticipate that this diminishing correlation may provide active managers ample opportunities to pick winners and losers, thereby increasing the potential to generate alpha. However, as we have noted previously, we remain attuned to the possibility of a recession at some point in the coming year.

[8]	“Alpha” is a measure of risk-adjusted performance which captures risk attributable to the specific security or portfolio rather than the overall market. A high alpha value implies that the investment has performed better than would have been expected relative to the overall market (beta). It is often called the “excess return” on an investment above a benchmark index or “risk free” rate of return.
[9]	The Fund invested in credit risk transfer bonds issued by Fannie Mae or Freddie Mac, which reference pools of large, diversified fixed-rate mortgage loans.
[10]	As a technical matter, we also terminated AlphaParity, LLC (Macro strategy) and hired FT AlphaParity, LLC (Macro strategy) due to its change of control. The latter entity represents the same investment team as that of the former.

The current economic expansion—the third longest since World War II—is approaching eight years, whereas the average period of U.S. economic expansion in the post-War period is five years and the longest expansion in U.S. history was ten years. In addition, over the past few months, there has been a divergence between ‘soft’ data—survey measures of consumer outlook—and ‘hard’ data—more concrete quantitative measures of economic health. While ‘soft data’ measures, such as the University of Michigan’s consumer sentiment metric and the Conference Board’s consumer confidence index, have spiked in recent months, ‘hard’ data metrics like retail consumer spending, home sales, and GDP have remained uninspiring, suggesting some discrepancy between consumer views and reality. Indeed, U.S. equities, which climbed higher since November’s U.S. presidential election, have dislocated from fundamentals as investors piled into the markets. With the S&P 500 trading at over 21x trailing twelve month earnings—almost five times more than the ten-year average of 16x—a market correction may be looming. Therefore, we remain cautious of equity beta11, which we have lowered in the Fund over the fiscal year by reducing allocations to strategies with higher market directionality. As measured by our one-year beta to the MSCI World Total Return Index, we maintain low levels of directional equity risk at 0.13 in pursuit of our objective of capital appreciation.

We retain high conviction in the Fund’s sub-advisers and continue to manage the portfolio dynamically, allocating to strategies that we believe have attractive alpha generation potential in the current environment. In spite of uncertainty as to what the coming year may hold, we remain confident in investment strategies that are both diversified and hedged by nature and that offer alpha generation potential through security selection and strategic asset allocation.

We appreciate your choosing to invest with us, and we look forward to serving you for years to come.

Sincerely,

•	Gideon Berger
•	Robert Jordan
•	David Mehenny
•	Ian Morris
•	Alberto Santulin
•	Stephen Sullens

[11]	“Beta” is a measure of the sensitivity of a fund’s return to the return of an index. If the beta = 1, then the return will move with that of the index. If the beta is > 1, the return is more volatile than the index whereas if the beta is < 1, the return is less volatile than the index.

Performance Summary

Performance quoted represents past performance, which may be higher or lower than current performance. Past performance is not indicative of future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect taxes that an investor would pay on fund distributions or on the sale of fund shares. To obtain the most recent month-end performance, visit www.blackstone.com/bamsf.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*	The line graph represents historical performance of a hypothetical investment of $10,000 from Inception (June 16, 2014) to March 31, 2017, assuming the reinvestment of distributions.

Cumulative Total Return

	For the Year Ended March 31, 2017	Since Inception (June 16, 2014)
Class I Shares (“BXMIX”)	8.03%	9.42%
HFRX Global Hedge Fund Index	6.19%	(0.99)%
MSCI World Total Return Index	15.43%	15.83%
Barclays Global Aggregate Bond Index	(1.90)%	(2.86)%

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Portfolio Information

March 31, 2017

Geographic Breakdown	Percentage of Total Net Assets
United States	71.1%
Cayman Islands	8.3
Germany	1.3
China	1.1
Switzerland	1.0
Brazil	0.5
Spain	0.5
Canada	0.4
Japan	0.4
Mexico	0.4
Netherlands	0.4
Cyprus	0.3
Israel	0.3
United Kingdom	0.3
Bermuda	0.2
France	0.2
Denmark	0.1
Italy	0.1
Malaysia	0.1
Republic of Korea	0.1
Russian Federation	0.1
Argentina	0.0	[1]
Australia	0.0	[1]
Chile	0.0	[1]
Colombia	0.0	[1]
Ecuador	0.0	[1]
Greece	0.0	[1]
Hong Kong	0.0	[1]
India	0.0	[1]
Ireland	0.0	[1]
Jersey	0.0	[1]
Luxembourg	0.0	[1]
Monaco	0.0	[1]
Norway	0.0	[1]
Panama	0.0	[1]
Peru	0.0	[1]
Puerto Rico	0.0	[1]
Singapore	0.0	[1]
South Africa	0.0	[1]
Taiwan	0.0	[1]
Thailand	0.0	[1]
Uruguay	0.0	[1]
Venezuela	0.0	[1]
Other [2]	15.4
Securities Sold Short	(25.5)
Other Assets and Liabilities [3]	22.9

Total	100.0%

[1]	Represents less than 0.1%.
[2]	Includes Sovereign Debt, Exchange-Traded Funds, Short-Term Investment—Money Market Fund and Purchased Options.
[3]	Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A significant portion of the balance represents cash collateral for derivatives.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Portfolio Information (Continued)

March 31, 2017

Portfolio Composition	Percentage of Total Net Assets
Mortgage-Backed Securities	32.2%
Common Stock	30.1
Asset-Backed Securities	8.2
Short-Term Investment—Money Market Fund	7.4
Investments in Investee Funds	6.8
Sovereign Debt	6.0
Corporate Bonds & Notes	5.3
U.S. Treasury Obligations	2.0
Convertible Bonds	1.8
Exchange-Traded Funds	1.7
U.S. Government Sponsored Agency Securities	0.5
Bank Debt	0.3
Other [1]	0.3
Securities Sold Short	(25.5)
Other Assets and Liabilities [2]	22.9

Total	100.0%

[1]	Includes Purchased Options.
[2]	Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A significant portion of the balance represents cash collateral for derivatives.

Credit Quality Allocation[3]	Percentage of Total Investments in Securities
AAA/Aaa[4]	3.4%
AA/Aa	2.0
A	1.4
BBB/Baa	6.1
BB/Ba	9.1
B	10.2
CCC/Caa	1.3
CC/Ca	0.3
D	—
Not Rated	21.1
Other[5]	45.1

Total Investments in Securities	100.0%

[3]	Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investor Service (“Moody’s”) ratings.
[4]	Includes U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations which are deemed AAA/Aaa by the Investment Adviser.
[5]	Includes Common Stock, Exchange-Traded Funds, Investments in Investee Funds, Short-Term Investment—Money Market Fund and Purchased Options.

Industry	Percentage of Total Net Assets
Biotechnology & Pharmaceuticals	4.3%
Health Care Facilities & Services	2.8
Medical Equipment & Devices	2.7
Retail—Discretionary	2.3
Chemicals	1.9
Semiconductors	1.9
Media	1.8
Hardware	1.5
Software	1.5
Financial Services	1.4
Publishing & Broadcasting	1.4
Pharmaceuticals	1.2
Gaming, Lodging & Restaurants	1.1
Technology Services	0.9
Wireless Telecommunication Services	0.7
Consumer Products	0.6
Oil, Gas & Coal	0.6

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Portfolio Information (Continued)

March 31, 2017

Industry	Percentage of Total Net Assets
Containers & Packaging	0.5
Integrated Oils	0.5
Real Estate	0.5
Transportation & Logistics	0.5
Electrical Equipment	0.4
Insurance	0.4
Retail—Consumer Staples	0.4
Apparel & Textile Products	0.3
Asset Management	0.3
Home & Office Products	0.3
Metals & Mining	0.3
Software & Services	0.3
Telecommunications	0.3
Automotive	0.2
Banking	0.2
Consumer Services	0.2
Design Manufacturing & Distribution	0.2
Engineering & Construction Services	0.2
Forest & Paper Products Manufacturing	0.2
Passenger Transportation	0.2
Retail—Consumer Discretionary	0.2
Utilities	0.2
Aerospace & Defense	0.1
Commercial Services	0.1
Construction Materials	0.1
Consumer Finance	0.1
Distributors—Consumer Staples	0.1
Entertainment Resources	0.1
Industrial Services	0.1
Iron & Steel	0.1
Leisure Products	0.1
Machinery	0.1
Machinery Manufacturing	0.1
Managed Care	0.1
Medical Equipment & Devices Manufacturing	0.1
Oil & Gas Services & Equipment	0.1
Pipeline	0.1
Property & Casualty Insurance	0.1
Railroad	0.1
Recreation Facilities & Services	0.1
Renewable Energy	0.1
Specialty Finance	0.1
Waste & Environmental Services & Equipment	0.1
Advertising & Marketing	0.0	[1]
Casinos & Gaming	0.0	[1]
Coal Operations	0.0	[1]

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Portfolio Information (Continued)

March 31, 2017

Industry	Percentage of Total Net Assets
Commercial Finance	0.0	[1]
Distributors—Discretionary	0.0	[1]
Exploration & Production	0.0	[1]
Food & Beverage	0.0	[1]
Forest & Paper Products	0.0	[1]
Industrial Other	0.0	[1]
Institutional Financial Services	0.0	[1]
Internet Media	0.0	[1]
Manufactured Goods	0.0	[1]
Refining & Marketing	0.0	[1]
Transportation Equipment	0.0	[1]
Travel & Lodging	0.0	[1]
Other [2]	65.1
Securities Sold Short	(25.5)
Other Assets and Liabilities [3]	22.9

Total Investments	100.0%

[1]	Represents less than 0.1%.
[2]	Includes Asset-Backed Securities, Sovereign Debt, Mortgage-Backed Securities, U.S. Government Sponsored Agency Securities, U.S. Treasury Obligations, Exchange-Traded Funds, Investments in Investee Funds, Short-Term Investment—Money Market Fund and Purchased Options.
[3]	Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A significant portion of the balance represents cash collateral for derivatives.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments

March 31, 2017

Security Description	Shares	Value

INVESTMENTS IN SECURITIES — 102.6%
COMMON STOCK — 30.1%
Argentina — 0.0%
Consumer Products — 0.0%
Adecoagro SA (a)	43,300	$496,218

Retail—Discretionary — 0.0%
MercadoLibre, Inc.	2,800	592,116

Total Argentina		1,088,334

Australia — 0.0%
Media — 0.0%
Zhaopin Ltd. ADR (a),(b)	1,440	24,811

Software — 0.0%
Atlassian Corp. PLC Class A (a)	7,000	209,650

Total Australia		234,461

Bermuda — 0.1%
Banking — 0.0%
Bank of NT Butterfield & Son Ltd.	4,200	134,022

Industrial Services — 0.0%
Triton International Ltd.	4,300	110,897

Media — 0.0%
Central European Media Enterprises Ltd. A Shares (a)	5,200	16,120

Semiconductors — 0.1%
Marvell Technology Group Ltd.	215,500	3,288,530

Total Bermuda		3,549,569

Brazil — 0.3%
Aerospace & Defense — 0.0%
Embraer SA ADR	4,800	105,984

Banking — 0.0%
Banco Bradesco SA ADR	140,930	1,443,123
Banco Santander Brasil SA ADR	1,400	12,348
Itau Unibanco Holding SA ADR	43,760	528,183

		1,983,654

Chemicals — 0.1%
Braskem SA ADR (c)	142,076	2,891,247

Iron & Steel — 0.1%
Gerdau SA ADR	111,500	384,675

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
Vale SA ADR	489,100	$4,646,450

		5,031,125

Oil, Gas & Coal — 0.1%
Cosan Ltd. A Shares	17,600	150,304
Petroleo Brasileiro SA ADR (a)	256,300	2,483,547

		2,633,851

Retail—Consumer Staples — 0.0%
Cia Brasileira de Distribuicao ADR	3,900	74,880

Utilities — 0.0%
Cia Energetica de Minas Gerais ADR (b)	38,300	126,007

Total Brazil		12,846,748

Canada — 0.2%
Automotive — 0.1%
Magna International, Inc.	15,200	656,032

Chemicals — 0.0%
Agrium, Inc.	2,400	229,320
Methanex Corp.	800	37,520
Potash Corp. of Saskatchewan, Inc.	8,200	140,056

		406,896

Consumer Products — 0.0%
Cott Corp.	35,200	435,072
DavidsTea, Inc. (a)	400	2,940

		438,012

Design Manufacturing & Distribution — 0.0%
Celestica, Inc. (a)	28,000	406,840

Forest & Paper Products — 0.0%
Mercer International, Inc. (b)	11,300	132,210

Gaming, Lodging & Restaurants — 0.0%
Restaurant Brands International	21	1,171

Hardware — 0.0%
Sierra Wireless, Inc. (a)	2,800	74,340

Insurance — 0.0%
Manulife Financial Corp.	20,000	354,800
Sun Life Financial, Inc.	7,000	255,850

		610,650

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
Media — 0.0%
Points International Ltd. (a),(b)	100	$771
Postmedia Network Canada Corp. (a),(d),(e)	1,061,559	558,778

		559,549

Metals & Mining — 0.1%
B2Gold Corp. (a)	600	1,698
Dominion Diamond Corp. (b)	14,200	179,346
Eldorado Gold Corp.	28,400	96,844
Goldcorp, Inc.	800	11,672
HudBay Minerals, Inc.	1,200	7,860
Kinross Gold Corp. (a)	36,600	128,466
Nevsun Resources Ltd. (b)	7,500	19,200
New Gold, Inc. (a)	127,100	378,758
Pan American Silver Corp.	2,200	38,544
Sandstorm Gold Ltd. (a)	500	2,135
Silver Standard Resources, Inc. (a)	100	1,061
Silver Wheaton Corp.	100	2,084
Teck Resources Ltd. B Shares	99,600	2,181,240

		3,048,908

Oil, Gas & Coal — 0.0%
Advantage Oil & Gas Ltd. (a),(b)	4,400	29,040
Bellatrix Exploration Ltd. (a)	100	79
Enbridge, Inc.	28	1,172
Gran Tierra Energy, Inc. (a),(b)	15,400	40,656
Penn West Petroleum Ltd. (a)	14,500	24,650
Precision Drilling Corp. (a)	13,300	62,776
TransGlobe Energy Corp. (a),(b)	800	1,248

		159,621

Passenger Transportation — 0.0%
Student Transportation, Inc. (b)	4,300	25,198

Real Estate — 0.0%
Colliers International Group, Inc.	1,000	47,200
FirstService Corp.	3,000	180,900

		228,100

Transportation & Logistics — 0.0%
Canadian Pacific Railway Ltd.	200	29,384

Utilities — 0.0%
Just Energy Group, Inc.	5,500	34,430

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
Waste & Environmental Services & Equipment — 0.0%
Waste Connections, Inc.	5,956	$525,438

Total Canada		7,336,779

Cayman Islands — 0.0%
Utilities — 0.0%
Consolidated Water Co. Ltd.	1,600	18,640

Total Cayman Islands		18,640

Chile — 0.0%
Chemicals — 0.0%
Sociedad Quimica y Minera de Chile SA ADR	9,000	309,330

Utilities — 0.0%
Empresa Nacional de Electricidad SA ADR	4,100	91,184
Enersis SA ADR	100	1,039

		92,223

Total Chile		401,553

China — 1.1%
Biotechnology & Pharmaceuticals — 0.0%
Sinovac Biotech Ltd. (a)	700	4,004

Chemicals — 0.0%
Origin Agritech Ltd. (a)	100	203

Consumer Services — 0.1%
New Oriental Education & Technology Group, Inc. ADR (a)	51,400	3,103,532
Tarena International, Inc. ADR	800	14,944

		3,118,476

Financial Services — 0.6%
Mandatory Exchangeable Trust (b),(d)	200,000	25,890,000

Gaming, Lodging & Restaurants — 0.0%
China Lodging Group Ltd. ADR (a)	11,600	719,780

Insurance — 0.0%
Fanhua, Inc. (a),(b)	4,400	37,972

Machinery — 0.0%
Hollysys Automation Technologies Ltd. (b)	8,400	142,212

Media — 0.2%
Ctrip.com International Ltd. ADR (a)	32,700	1,607,205
Leju Holdings Ltd. ADR (a)	800	2,744

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
Phoenix New Media Ltd. ADR (a)	800	$2,792
SINA Corp. (a)	56,300	4,060,356
Sohu.com, Inc. (a),(b)	8,000	314,640
Weibo Corp. ADR (a)	77,830	4,061,169
Xunlei Ltd. ADR (a)	7,900	31,995

		10,080,901

Passenger Transportation — 0.0%
China Southern Airlines Co. Ltd. ADR (b)	1,500	49,875
Guangshen Railway Co. Ltd. ADR (b)	200	6,036

		55,911

Real Estate — 0.0%
Xinyuan Real Estate Co. Ltd. ADR (b)	19,300	85,113

Renewable Energy — 0.0%
JA Solar Holdings Co. Ltd. ADR (a)	2,700	17,658

Retail—Discretionary — 0.1%
Alibaba Group Holding Ltd. ADR (a)	19,583	2,111,635
Jumei International Holding Ltd. ADR (a)	4,300	15,867

		2,127,502

Semiconductors — 0.0%
Semiconductor Manufacturing International Corp. ADR (a)	900	5,652

Software — 0.1%
Changyou.com Ltd. ADR (a),(b)	9,000	252,360
Momo, Inc. ADR (a)	46,900	1,597,883
NetEase, Inc. ADR	8,300	2,357,200

		4,207,443

Technology Services — 0.0%
Baozun, Inc. (a)	100	1,494

Telecommunications — 0.0%
Aspire Holdings LLC Class A (d)	1,502,082	2

Total China		46,494,323

Colombia — 0.0%
Passenger Transportation — 0.0%
Avianca Holdings SA ADR	10,600	81,726

Total Colombia		81,726

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
Cyprus — 0.0%
Oil, Gas & Coal — 0.0%
Ocean Rig UDW, Inc. (a)	400	$114

Total Cyprus		114

Denmark — 0.1%
Biotechnology & Pharmaceuticals — 0.1%
Novo Nordisk A/S ADR	81,200	2,783,536

Total Denmark		2,783,536

Germany — 0.0%
Media — 0.0%
Trivago NV ADR (a)	6,200	80,786

Total Germany		80,786

Greece — 0.0%
Transportation & Logistics — 0.0%
Aegean Marine Petroleum Network, Inc. (b)	14,300	172,315
Safe Bulkers, Inc. (a)	10,900	23,980
Star Bulk Carriers Corp. (a)	20	238

Total Greece		196,533

Hong Kong — 0.0%
Health Care Facilities & Services — 0.0%
China Cord Blood Corp. (a)	1,300	8,658

Media — 0.0%
Global Sources Ltd. (a)	700	5,775

Total Hong Kong		14,433

India — 0.0%
Media — 0.0%
Eros International PLC (a),(b)	300	3,090

Metals & Mining — 0.0%
Vedanta Ltd. ADR	1,000	17,170

Technology Services — 0.0%
WNS Holdings Ltd. ADR (a)	14,200	406,262

Total India		426,522

Ireland — 0.0%
Biotechnology & Pharmaceuticals — 0.0%
Amarin Corp. PLC ADR (a)	19,800	63,360

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
Medical Equipment & Devices — 0.0%
Trinity Biotech PLC ADR (a),(b)	8,000	$47,680

Total Ireland		111,040

Israel — 0.3%
Biotechnology & Pharmaceuticals — 0.2%
Teva Pharmaceutical Industries Ltd. ADR	213,000	6,835,170

Consumer Products — 0.0%
SodaStream International Ltd. (a)	6,200	300,266

Electrical Equipment — 0.0%
Orbotech Ltd. (a),(b)	24,600	793,350

Hardware — 0.0%
Ceragon Networks Ltd. (a)	100	327
Radware Ltd. (a),(b)	18,300	295,728
Silicom Ltd.	200	9,934

		305,989

Home & Office Products — 0.0%
Caesarstone Sdot-Yam Ltd. (a)	4,300	155,875

Media — 0.1%
Wix.com Ltd. (a)	30,900	2,098,110

Medical Equipment & Devices — 0.0%
Syneron Medical Ltd. (a),(b)	13,200	139,260

Semiconductors — 0.0%
Mellanox Technologies Ltd. (a)	6,300	320,985

Software — 0.0%
Attunity Ltd. (a)	500	3,960
CyberArk Software Ltd. (a)	1,700	86,479
Sapiens International Corp. NV (b)	1,400	18,032

		108,471

Technology Services — 0.0%
Magic Software Enterprises Ltd. (b)	600	4,680

Telecommunications — 0.0%
Allot Communications Ltd. (a)	3,200	15,232

Total Israel		11,077,388

Italy — 0.1%
Automotive — 0.0%
Ferrari NV	7,800	580,008

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
Telecommunications — 0.1%
Telecom Italia SpA (a)	4,251,799	$3,823,695

Total Italy		4,403,703

Japan — 0.4%
Banking — 0.0%
Mitsubishi UFJ Financial Group, Inc.	142,900	898,115

Consumer Products — 0.1%
Asahi Group Holdings Ltd.	51,600	1,950,353

Electrical Equipment — 0.1%
Keyence Corp. (b)	3,500	1,401,509
SMC Corp. (c)	7,400	2,188,161

		3,589,670

Hardware — 0.1%
Canon, Inc. ADR	200	6,254
Sony Corp. (b)	144,000	4,871,140

		4,877,394

Insurance — 0.0%
Dai-ichi Life Holdings, Inc.	36,800	659,941
T&D Holdings, Inc.	34,000	493,524

		1,153,465

Passenger Transportation — 0.1%
West Japan Railway Co. (b)	27,900	1,814,640

Software — 0.0%
DeNA Co. Ltd. (c)	69,300	1,406,168

Total Japan		15,689,805

Jersey — 0.0%
Metals & Mining — 0.0%
Randgold Resources Ltd. ADR	1,400	122,192

Total Jersey		122,192

Luxembourg — 0.0%
Chemicals — 0.0%
Orion Engineered Carbons SA (b)	8,300	170,150

Iron & Steel — 0.0%
ArcelorMittal (a)	36,400	303,940
Ternium SA ADR (b)	35,200	919,424

		1,223,364

Total Luxembourg		1,393,514

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
Monaco — 0.0%
Transportation & Logistics — 0.0%
Costamare, Inc. (b)	9,200	$61,272

Total Monaco		61,272

Netherlands — 0.4%
Commercial Services — 0.0%
Cimpress NV (a)	700	60,333

Insurance — 0.1%
Aegon NV	154	790
Delta Lloyd NV	90,250	514,321
NN Group NV	154,610	5,028,132

		5,543,243

Medical Equipment & Devices — 0.0%
Koninklijke Philips NV	900	28,899

Metals & Mining — 0.0%
Constellium NV Class A (a)	16,000	104,000

Oil, Gas & Coal — 0.0%
Royal Dutch Shell PLC ADR	44	2,320

Semiconductors — 0.2%
NXP Semiconductor NV (a),(b),(d)	80,707	8,353,175

Software — 0.1%
InterXion Holding NV (a)	36,500	1,443,940

Total Netherlands		15,535,910

Norway — 0.0%
Transportation & Logistics — 0.0%
Golden Ocean Group Ltd. (a)	20	153

Total Norway		153

Panama — 0.0%
Banking — 0.0%
Banco Latinoamericano de Comercio Exterior SA E Shares	1,200	33,288

Passenger Transportation — 0.0%
Copa Holdings SA Class A	1,300	145,925

Total Panama		179,213

Peru — 0.0%
Banking — 0.0%
Credicorp Ltd.	100	16,330

Total Peru		16,330

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
Puerto Rico — 0.0%
Banking — 0.0%
First BanCorp (a),(b)	71,300	$402,845

Health Care Facilities & Services — 0.0%
Triple-S Management Corp. B Shares (a),(b)	5,200	91,364

Technology Services — 0.0%
Evertec, Inc.	18,900	300,510

Total Puerto Rico		794,719

Republic of Korea — 0.1%
Hardware — 0.1%
LG Display Co. Ltd. ADR	6,600	89,892
Samsung Electronics Co. Ltd.	3,241	5,970,187

		6,060,079

Semiconductors — 0.0%
Magnachip Semiconductor Corp. (a)	27,700	264,535

Telecommunications — 0.0%
SK Telecom Co. Ltd. ADR	2,200	55,396

Total Republic of Korea		6,380,010

Russian Federation — 0.0%
Media — 0.0%
Yandex NV A Shares (a)	18,100	396,933

Total Russian Federation		396,933

Singapore — 0.0%
Machinery — 0.0%
China Yuchai International Ltd. (b)	2,094	38,760

Semiconductors — 0.0%
Kulicke & Soffa Industries, Inc. (a),(b)	35,900	729,488

Total Singapore		768,248

South Africa — 0.0%
Metals & Mining — 0.0%
Gold Fields Ltd. ADR	214,400	756,832
Harmony Gold Mining Co. Ltd. ADR	27,300	66,885

		823,717

Specialty Finance — 0.0%
Net 1 UEPS Technologies, Inc. (a),(b)	14,500	177,335

Total South Africa		1,001,052

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
Spain — 0.0%
Biotechnology & Pharmaceuticals — 0.0%
Grifols SA ADR	6,700	$126,462

Total Spain		126,462

Switzerland — 1.0%
Biotechnology & Pharmaceuticals — 0.6%
Actelion Ltd. (a),(d)	46,450	13,086,597
Roche Holding AG (d)	52,520	13,412,485

		26,499,082

Chemicals — 0.4%
Lonza Group AG (d)	12,850	2,429,781
Syngenta AG (b),(d)	32,732	14,446,980

		16,876,761

Total Switzerland		43,375,843

Taiwan — 0.0%
Hardware — 0.0%
AU Optronics Corp. ADR	29,500	112,690

Semiconductors — 0.0%
Advanced Semiconductor Engineering, Inc. ADR	13,900	90,072
ChipMOS TECHNOLOGIES, Inc. ADR	100	1,775
Silicon Motion Technology Corp. ADR	3,700	172,975
Siliconware Precision Industries Co. Ltd. ADR	20	162
United Microelectronics Corp. ADR	36,100	69,673

		334,657

Total Taiwan		447,347

Thailand — 0.0%
Design Manufacturing & Distribution — 0.0%
Fabrinet (a),(b)	20,200	849,006

Total Thailand		849,006

United Kingdom — 0.0%
Automotive — 0.0%
Fiat Chrysler Automobiles NV (a)	600	6,558

Banking — 0.0%
HSBC Holdings PLC ADR	6	245

Consumer Products — 0.0%
Coca-Cola European Partners PLC (c)	14,874	560,601

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
Insurance — 0.0%
Prudential PLC ADR	37	$1,567

Media — 0.0%
Liberty Global PLC A Shares (a)	14,200	509,354

Total United Kingdom		1,078,325

United States — 26.0%
Aerospace & Defense — 0.1%
AAR Corp.	2,500	84,075
Aerojet Rocketdyne Holdings (a)	500	10,850
Arconic, Inc.	6,105	160,806
Ducommun, Inc. (a),(b)	5,900	169,861
Huntington Ingalls Industries, Inc.	2,600	520,624
L3 Technologies, Inc.	2,200	363,638
Moog, Inc. Class A (a),(b)	3,600	242,460
Northrop Grumman Corp.	500	118,920
Orbital ATK, Inc.	408	39,984
Textron, Inc.	1,400	66,626

		1,777,844

Apparel & Textile Products — 0.3%
Albany International Corp. Class A	1,600	73,680
Carter’s, Inc.	3,300	296,340
Columbia Sportswear Co.	2,300	135,125
Crocs, Inc. (a)	10,500	74,235
Culp, Inc.	3,300	102,960
Fossil Group, Inc. (a)	54,600	952,770
Movado Group, Inc.	200	4,990
Perry Ellis International, Inc. (a),(b)	5,900	126,732
PVH Corp.	43,500	4,500,945
Ralph Lauren Corp.	17,500	1,428,350
Rocky Brands, Inc.	300	3,465
Steven Madden Ltd. (a)	3,800	146,490
Unifi, Inc. (a)	400	11,356
VF Corp.	67,500	3,710,475
Vince Holding Corp. (a),(b)	6,869	10,647

		11,578,560

Asset Management — 0.3%
Acacia Research Corp. (a)	2,600	14,950
Affiliated Managers Group, Inc.	1,500	245,910
Apollo Investment Corp.	78,297	513,628
Ares Capital Corp. (b)	123,200	2,141,216
BlackRock Kelso Capital Corp. (b)	35,100	265,005
Capital Southwest Corp.	200	3,382

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
Capitala Finance Corp.	7,800	$112,008
E*TRADE Financial Corp. (a)	64,000	2,232,960
Federated Investors, Inc. Class B	7,400	194,916
Fidus Investment Corp. (b)	10,200	179,214
Fifth Street Finance Corp.	60,600	279,972
Fifth Street Senior Floating Rate Corp.	7,400	65,268
FS Investment Corp.	100	980
Garrison Capital, Inc. (b)	5,300	51,834
Gladstone Capital Corp. (b)	16,400	155,636
Gladstone Investment Corp. (b)	15,200	137,864
Golub Capital BDC, Inc.	800	15,904
Hercules Technology Growth Capital, Inc.	19,500	295,035
Horizon Technology Finance Corp. (b)	7,600	84,588
Invesco Ltd.	76,900	2,355,447
KCAP Financial, Inc. (b)	12,500	50,875
Manning & Napier, Inc.	1,600	9,120
Medallion Financial Corp. (b)	6,400	12,672
Medley Capital Corp.	13,400	103,046
Monroe Capital Corp.	8,800	138,424
MVC Capital, Inc. (b)	2,500	22,475
OM Asset Management plc	900	13,608
Oppenheimer Holdings, Inc. Class A (b)	1,300	22,230
PennantPark Floating Rate Capital Ltd. (b)	29,062	405,124
PennantPark Investment Corp. (b)	40,600	330,484
Prospect Capital Corp.	29,200	263,968
Safeguard Scientifics, Inc. (a)	700	8,890
Solar Capital Ltd. (b)	10,400	235,144
Solar Senior Capital Ltd. (b)	7,800	140,244
Stellus Capital Investment Corp. (b)	6,000	87,300
TCP Capital Corp.	11,900	207,298
TD Ameritrade Holding Corp.	5,700	221,502
THL Credit, Inc. (b)	13,000	129,480
TICC Capital Corp. (b)	41,000	302,580
TPG Specialty Lending, Inc. (b)	19,200	391,488
Triangle Capital Corp.	17,200	328,348
TriplePoint Venture Growth BDC Corp.	4,700	65,518
WhiteHorse Finance, Inc. (b)	3,000	41,400

		12,876,935

Automotive — 0.1%
Adient PLC	31,000	2,252,770
Cooper-Standard Holding, Inc. (a)	8,500	942,905
Gentherm, Inc. (a)	2,800	109,900
Goodyear Tire & Rubber Co.	100	3,578
Horizon Global Corp. (a)	19,000	263,720
Methode Electronics, Inc.	1,200	54,720

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
Mobileye NV (a)	1,400	$85,960
Modine Manufacturing Co. (a)	14,100	172,020
Standard Motor Products, Inc.	1,000	49,140
Superior Industries International, Inc.	100	2,535
Tenneco, Inc.	500	31,210
Tower International, Inc. (b)	4,000	108,400
Visteon Corp. (a),(b)	19,700	1,929,615

		6,006,473

Banking — 0.2%
Access National Corp.	400	12,008
Arrow Financial Corp. (b)	840	28,476
Astoria Financial Corp.	2,700	55,377
Atlantic Capital Bancshares, Inc. (a)	3,800	72,010
Bancorp, Inc. (a),(b)	800	4,080
Bank Mutual Corp. (b)	5,600	52,640
Bank of America Corp.	23,358	551,015
Bank of Marin Bancorp	400	25,740
BankFinancial Corp.	2,055	29,839
BankUnited, Inc.	100	3,731
Beneficial Bancorp, Inc.	26,282	420,512
BofI Holding, Inc. (a)	2,600	67,938
Bridge Bancorp, Inc.	200	7,000
Bryn Mawr Bank Corp.	200	7,900
Capitol Federal Financial, Inc.	2,500	36,575
Cardinal Financial Corp.	700	20,958
Centerstate Banks, Inc. (b)	29	751
Central Pacific Financial Corp. (b)	5,300	161,862
Charter Financial Corp. (b)	1,700	33,439
City Holding Co. (b)	100	6,448
Clifton Bancorp, Inc.	600	9,714
CoBiz Financial, Inc.	700	11,760
Columbia Banking System, Inc.	400	15,596
Commerce Bancshares, Inc.	20	1,123
CU Bancorp (a)	300	11,895
East West Bancorp, Inc.	25,000	1,290,250
Enterprise Financial Services Corp.	500	21,200
Farmers Capital Bank Corp. (b)	100	4,040
FCB Financial Holdings, Inc. Class A (a)	14,200	703,610
Fidelity Southern Corp. (b)	4,400	98,472
Financial Institutions, Inc. (b)	2,500	82,375
First Bancorp/Southern Pines	3,200	93,728
First Business Financial Services, Inc.	600	15,576
First Community Bancshares, Inc. (b)	1,200	29,964
First Defiance Financial Corp.	1,600	79,216
First Financial Corp.	400	19,000

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
First Financial Northwest, Inc. (b)	1,700	$30,039
First Hawaiian, Inc.	2,100	62,832
First Interstate BancSystem, Inc. Class A (b)	3,300	130,845
Flushing Financial Corp.	3,500	94,045
Franklin Financial Network, Inc. (a)	500	19,375
Guaranty Bancorp	900	21,915
Heartland Financial USA, Inc.	300	14,985
Heritage Commerce Corp.	8,600	121,260
HomeTrust Bancshares, Inc. (a)	200	4,700
Independent Bank Corp. (b)	4,600	95,220
Independent Bank Group, Inc. (b)	400	25,720
Lakeland Bancorp, Inc.	1,000	19,600
Macatawa Bank Corp.	100	988
Mercantile Bank Corp.	1,800	61,920
National Bankshares, Inc. (b)	200	7,510
Northrim BanCorp, Inc.	1,000	30,050
OceanFirst Financial Corp.	3,492	98,387
Opus Bank	4,200	84,630
Oritani Financial Corp.	9,400	159,800
Peapack Gladstone Financial Corp.	800	23,672
Peoples Bancorp, Inc.	500	15,830
Preferred Bank (b)	800	42,928
QCR Holdings, Inc.	300	12,705
Regions Financial Corp. (b)	19,800	287,694
Seacoast Banking Corp. of Florida (a)	4,600	110,308
ServisFirst Bancshares, Inc.	600	21,828
Southside Bancshares, Inc.	600	20,142
Southwest Bancorp, Inc. (b)	2,100	54,915
State Bank Financial Corp.	100	2,612
Sterling Bancorp	392	9,291
Stonegate Bank	1,300	61,217
Sun Bancorp, Inc. (b)	20	488
SVB Financial Group (a)	2,600	483,834
TCF Financial Corp.	1,000	17,020
Trico Bancshares (b)	1,800	63,954
TriState Capital Holdings, Inc. (a),(b)	2,900	67,715
Triumph Bancorp, Inc. (a)	2,700	69,660
TrustCo Bank Corp.	700	5,495
Umpqua Holdings Corp.	100	1,774
Washington Trust Bancorp, Inc.	2,600	128,180
Waterstone Financial, Inc.	900	16,425
Wintrust Financial Corp.	200	13,824
WSFS Financial Corp.	400	18,380

		6,719,530

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
Biotechnology & Pharmaceuticals — 3.4%
Aceto Corp.	15,600	$246,636
Acorda Therapeutics, Inc. (a),(b)	31,600	663,600
Aerie Pharmaceuticals, Inc. (a)	300	13,605
Aevi Genomic Medicine, Inc. (a)	2,800	5,208
Albany Molecular Research, Inc. (a)	3,300	46,299
Alexion Pharmaceuticals, Inc. (a),(d)	130,950	15,876,378
Alkermes PLC (a)	5,000	292,500
Amgen, Inc.	2,300	377,361
Anika Therapeutics, Inc. (a)	4,300	186,792
Array BioPharma, Inc. (a)	2,500	22,350
BioSpecifics Technologies Corp. (a),(b)	100	5,480
Bioverativ, Inc. (a)	16,261	885,574
Bristol-Myers Squibb Co. (d)	134,940	7,338,037
Celgene Corp. (a),(b),(d)	237,560	29,559,591
Corcept Therapeutics, Inc. (a)	16,100	176,456
Eiger BioPharmaceuticals, Inc. (a)	20	229
Exelixis, Inc. (a)	352,700	7,643,009
Gilead Sciences, Inc. (b)	174,800	11,872,416
Heska Corp. (a)	900	94,482
Impax Laboratories, Inc. (a)	85,600	1,082,840
Incyte Corp. (a),(b)	70,500	9,423,735
KemPharm, Inc. (a)	100	490
Lexicon Pharmaceuticals, Inc. (a)	15	215
Mallinckrodt PLC (a)	1,833	81,697
Medicines Co. (a),(c)	172,529	8,436,668
Merck & Co., Inc. (d)	223,010	14,170,055
Nektar Therapeutics (a)	18,900	443,583
Novavax, Inc. (a)	65,800	84,224
Omega Protein Corp. (b)	7,500	150,375
Ophthotech Corp. (a)	45,000	164,700
PDL BioPharma, Inc. (b)	49,800	113,046
SciClone Pharmaceuticals, Inc. (a),(b)	6,200	60,760
Seattle Genetics, Inc. (a)	4,300	270,298
Spark Therapeutics, Inc. (a),(c)	59,512	3,174,370
Spectrum Pharmaceuticals, Inc. (a)	3,800	24,700
Sucampo Pharmaceuticals, Inc. Class A (a)	200	2,200
Tetraphase Pharmaceuticals, Inc. (a)	1,300	11,947
United Therapeutics Corp. (a)	1,500	203,070
USANA Health Sciences, Inc. (a),(b)	1,800	103,680
Verastem, Inc. (a)	1,800	3,726
Versartis, Inc. (a)	700	14,945
Vertex Pharmaceuticals, Inc. (a),(b),(d)	156,350	17,096,873
Xencor, Inc. (a)	400	9,568
XOMA Corp. (a)	2,190	15,571
Zoetis, Inc. (b),(d)	288,740	15,410,054

		145,859,393

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
Chemicals — 1.4%
A Schulman, Inc.	300	$9,435
AdvanSix, Inc. (a)	400	10,928
Albemarle Corp.	25	2,641
Calgon Carbon Corp.	500	7,300
Chemours Co. (The)	140,900	5,424,650
CSW Industrials, Inc. (a)	300	11,010
Dow Chemical Co. (b)	256,300	16,285,302
EI du Pont de Nemours & Co. (b)	215,600	17,319,148
FutureFuel Corp.	10,400	147,472
GCP Applied Technologies, Inc. (a)	1,900	62,035
Huntsman Corp.	129,600	3,180,384
Ingevity Corp. (a)	200	12,170
Innophos Holdings, Inc.	500	26,985
KMG Chemicals, Inc.	3,000	138,210
Koppers Holdings, Inc. (a)	4,800	203,280
Kronos Worldwide, Inc.	3,000	49,290
Landec Corp. (a)	200	2,400
Lydall, Inc. (a)	2,100	112,560
LyondellBasell Industries NV Class A	64,800	5,909,112
Monsanto Co. (b)	39,104	4,426,573
OMNOVA Solutions, Inc. (a)	12,600	124,740
Stepan Co. (b)	2,300	181,263
Trinseo SA	58,200	3,905,220
Tronox Ltd. Class A	7,000	129,150
Univar, Inc. (a)	62,400	1,913,184
Versum Materials, Inc. (a)	12,400	379,440
Westlake Chemical Corp. (c)	13,586	897,355
WR Grace & Co.	7,400	515,854

		61,387,091

Commercial Services — 0.1%
AdvancePierre Foods Holdings, Inc.	1,000	31,170
Alarm.com Holdings, Inc. (a)	1,300	39,962
ARAMARK Holdings Corp.	7,100	261,777
ARC Document Solutions, Inc. (a),(b)	8,100	27,945
Brink’s Co.	2,100	112,245
Care.com, Inc. (a)	10,300	128,853
CBIZ, Inc. (a),(b)	4,200	56,910
CDI Corp.	4,100	35,055
Collectors Universe, Inc. (b)	700	18,270
CorVel Corp. (a)	2,000	87,000
CRA International, Inc. (b)	3,000	105,990
Cross Country Healthcare, Inc. (a)	3,500	50,260
Ennis, Inc. (b)	3,800	64,600
GP Strategies Corp. (a),(b)	100	2,530

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
Hackett Group, Inc. (b)	9,300	$181,257
Heidrick & Struggles International, Inc. (b)	600	15,810
Hill International, Inc. (a)	300	1,245
HMS Holdings Corp. (a)	100	2,033
Huron Consulting Group, Inc. (a)	6,400	269,440
Information Services Group, Inc. (a)	1,500	4,725
Insperity, Inc. (b)	1,800	159,570
Kelly Services, Inc. Class A	3,000	65,580
LSC Communications, Inc.	1,400	35,224
Navigant Consulting, Inc. (a),(b)	13,600	310,896
Quad/Graphics, Inc. (b)	10,500	265,020
Resources Connection, Inc. (b)	600	10,050
Rollins, Inc.	50	1,857
RPX Corp. (a),(b)	29,700	356,400
RR Donnelley & Sons Co.	31,166	377,420
ServiceMaster Global Holdings, Inc. (a)	7,300	304,775
SP Plus Corp. (a)	800	27,000
TriNet Group, Inc. (a)	6,600	190,740
TrueBlue, Inc. (a)	3,300	90,255
UniFirst Corp.	100	14,145
Vectrus, Inc. (a)	1,100	24,585
Viad Corp.	3,700	167,240
Willdan Group, Inc. (a)	200	6,452

		3,904,286

Construction Materials — 0.1%
Advanced Drainage Systems, Inc.	2,400	52,560
Boise Cascade Co. (a)	8,200	218,940
Continental Building Products, Inc. (a),(b)	19,300	472,850
Forterra, Inc. (a)	200	3,900
Louisiana-Pacific Corp. (a)	35,100	871,182
Owens Corning	12,600	773,262
Patrick Industries, Inc. (a),(b)	250	17,725
Ply Gem Holdings, Inc. (a)	200	3,940
Universal Forest Products, Inc.	3,500	344,890

		2,759,249

Consumer Products — 0.5%
Archer-Daniels-Midland Co.	1,400	64,456
Cadiz, Inc. (a)	300	4,515
Central Garden and Pet Co. Class A (a),(b)	8,100	281,232
Clearwater Paper Corp. (a)	3,400	190,400
Craft Brew Alliance, Inc. (a)	200	2,670
Dean Foods Co.	5,800	114,028
Dr Pepper Snapple Group, Inc.	1,300	127,296
Energizer Holdings, Inc.	10,300	574,225

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
Female Health Co. (a),(b)	900	$909
Helen of Troy Ltd. (a)	500	47,100
HRG Group, Inc. (a)	98,500	1,903,020
Ingredion, Inc.	12,100	1,457,203
Inventure Foods, Inc. (a)	200	884
John B. Sanfilippo & Son, Inc. (b)	5,200	380,588
Lamb Weston Holdings, Inc.	17,300	727,638
McCormick & Co., Inc.	1,500	146,325
Mead Johnson Nutrition Co.	43,004	3,830,796
Philip Morris International, Inc.	5,000	564,500
Pilgrim’s Pride Corp. (b)	14,200	319,571
Pinnacle Foods, Inc.	8,000	462,960
Primo Water Corp. (a)	6,900	93,702
Revlon, Inc. Class A (a)	100	2,785
Reynolds American, Inc.	147,284	9,281,838
Senomyx, Inc. (a)	5,100	5,052
Tootsie Roll Industries, Inc.	25	934
Tyson Foods, Inc. Class A	5,900	364,089
Vector Group Ltd. (b)	22,974	477,859

		21,426,575

Consumer Services — 0.0%
Aaron’s, Inc.	12,500	371,750
American Public Education, Inc. (a),(b)	4,500	103,050
Bridgepoint Education, Inc. (a),(b)	5,300	56,551
Capella Education Co.	4,300	365,607
Carriage Services, Inc.	5,600	151,872
DeVry Education Group, Inc.	100	3,551
K12, Inc. (a),(b)	9,200	176,180
Laureate Education, Inc. Class A (a)	3,400	48,518
Nutrisystem, Inc.	3,800	210,900
Regis Corp. (a)	6,000	70,320
Service Corp. International/US	5,500	169,840
Universal Technical Institute, Inc. (b)	3,100	10,695

		1,738,834

Containers & Packaging — 0.3%
Berry Plastics Group, Inc. (a),(b)	185,155	8,992,978
Crown Holdings, Inc. (a)	9,600	508,320
Graphic Packaging Holding Co.	210,700	2,711,709
Greif, Inc. Class A	900	49,581
Myers Industries, Inc.	400	6,340
Owens-Illinois, Inc. (a)	1,800	36,684
Sealed Air Corp.	600	26,148
Silgan Holdings, Inc.	100	5,936
WestRock Co.	1,800	93,654

		12,431,350

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
Design Manufacturing & Distribution — 0.2%
Avnet, Inc.	2,100	$96,096
Benchmark Electronics, Inc. (a)	200	6,360
Flextronics International Ltd. (a),(b)	215,700	3,623,760
Jabil Circuit, Inc.	115,600	3,343,152
Plexus Corp. (a)	1,100	63,580
Sanmina Corp. (a),(b)	17,600	714,560
Tech Data Corp. (a)	700	65,730

		7,913,238

Distributors—Consumer Staples — 0.1%
Andersons, Inc. (b)	1,800	68,220
Bunge Ltd. (b)	49,300	3,907,518
Core-Mark Holding Co., Inc.	400	12,476
Performance Food Group Co. (a)	600	14,280
US Foods Holding Corp. (a)	28,300	791,834

		4,794,328

Distributors—Discretionary — 0.0%
Bassett Furniture Industries, Inc. (b)	1,300	34,970
Essendant, Inc.	7,900	119,685
G-III Apparel Group Ltd. (a)	28,200	617,298
Insight Enterprises, Inc. (a),(b)	3,100	127,379
PCM, Inc. (a)	1,000	28,050
ScanSource, Inc. (a),(b)	1,100	43,175

		970,557

Electrical Equipment — 0.3%
Allegion PLC (b)	60,900	4,610,130
Babcock & Wilcox Enterprises, Inc. (a)	24,400	227,896
Bel Fuse, Inc. Class B	100	2,555
Belden, Inc.	600	41,514
BWX Technologies, Inc.	17,400	828,240
Cree, Inc. (a)	14,900	398,277
FARO Technologies, Inc. (a)	3,100	110,825
Fortive Corp.	7,800	469,716
Houston Wire & Cable Co. (b)	2,300	15,525
Ingersoll-Rand PLC	58,200	4,732,824
Keysight Technologies, Inc. (a)	1,300	46,982
Kimball Electronics, Inc. (a)	100	1,695
Lennox International, Inc.	2,800	468,440
LSI Industries, Inc.	3,200	32,288
Powell Industries, Inc.	500	17,220
Rockwell Automation, Inc.	800	124,568
SPX Corp. (a)	9,600	232,800
Stoneridge, Inc. (a)	1,000	18,140

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
TE Connectivity Ltd.	6,400	$477,120

		12,856,755

Engineering & Construction Services — 0.2%
AECOM Technology Corp. (a)	4	142
Comfort Systems USA, Inc. (b)	13,700	502,105
EMCOR Group, Inc.	1,200	75,540
EnerNOC, Inc. (a)	100	600
Fluor Corp.	2,000	105,240
Granite Construction, Inc.	300	15,057
Great Lakes Dredge & Dock Corp. (a)	2,300	9,200
Installed Building Products, Inc. (a)	400	21,100
Jacobs Engineering Group, Inc.	54,200	2,996,176
Kratos Defense & Security Solutions, Inc. (a)	2,000	15,560
Layne Christensen Co. (a)	6,400	56,576
MasTec, Inc. (a)	14,900	596,745
Mistras Group, Inc. (a)	3,400	72,692
MYR Group, Inc. (a),(b)	5,600	229,600
Orion Marine Group, Inc. (a),(b)	6,400	47,808
Primoris Services Corp.	800	18,576
Quanta Services, Inc. (a)	32,958	1,223,072
Sterling Construction Co., Inc. (a)	6,700	61,975
TopBuild Corp. (a)	4,955	232,885
TRC Cos., Inc. (a)	200	3,490
Tutor Perini Corp. (a)	1,300	41,340

		6,325,479

Forest & Paper Products — 0.0%
Domtar Corp.	8,200	299,464
Resolute Forest Products, Inc. (a)	2,200	11,990
Schweitzer-Mauduit International, Inc.	100	4,142

		315,596

Gaming, Lodging & Restaurants — 1.1%
BJ’s Restaurants, Inc. (a)	3,000	121,200
Bloomin’ Brands, Inc.	900	17,757
Bojangles’, Inc. (a)	13,700	280,850
Bravo Brio Restaurant Group, Inc. (a),(b)	9,300	47,430
Caesars Acquisition Co. Class A (a),(b)	2,000	30,800
Caesars Entertainment Corp. (a)	34,700	331,385
Carnival Corp.	8,500	500,735
Carrols Restaurant Group, Inc. (a)	17,000	240,550
Cheesecake Factory, Inc. (The)	17,400	1,102,464
Chipotle Mexican Grill, Inc. (a)	700	311,864
Choice Hotels International, Inc.	200	12,520
Churchill Downs, Inc. (b)	4,500	714,825

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
Darden Restaurants, Inc.	700	$58,569
Dave & Buster’s Entertainment, Inc. (a)	9,300	568,137
Del Frisco’s Restaurant Group, Inc. (a),(b)	11,700	211,185
Domino’s Pizza, Inc. (b)	55,700	10,265,510
El Pollo Loco Holdings, Inc. (a)	2,800	33,460
Eldorado Resorts, Inc. (a)	13,000	246,025
Famous Dave’s of America, Inc. (a)	1,600	6,160
Hilton Grand Vacations, Inc. (a)	100	2,875
Hyatt Hotels Corp. Class A (a)	36,300	1,959,474
International Game Technology PLC	6,300	149,310
Isle of Capri Casinos, Inc. (a),(b)	9,800	258,328
J Alexander’s Holdings, Inc. (a)	1,100	11,055
Jack in the Box, Inc.	36,700	3,733,124
Kona Grill, Inc. (a)	1,100	6,930
La Quinta Holdings, Inc. (a)	11,800	159,536
Marriott International, Inc. Class A	14	1,319
McDonald’s Corp.	129,200	16,745,612
MGM Resorts International (b)	206,000	5,644,400
Monarch Casino & Resort, Inc. (a)	2,300	67,942
Norwegian Cruise Line Holdings Ltd. (a)	200	10,146
Panera Bread Co. Class A (a)	1,800	471,366
Papa John’s International, Inc.	2,100	168,084
Penn National Gaming, Inc. (a)	3,200	58,976
Pinnacle Entertainment, Inc. (a)	2,700	52,704
Potbelly Corp. (a)	14,900	207,110
Royal Caribbean Cruises Ltd.	3,700	363,007
Ruth’s Hospitality Group, Inc.	7,200	144,360
Scientific Games Corp. Class A (a)	200	4,730
Sonic Corp.	5,300	134,408
Wendy’s Co.	28,600	389,246
Wingstop, Inc.	800	22,624
Yum China Holdings, Inc. (a)	20,646	561,571
Yum! Brands, Inc.	36,300	2,319,570

		48,749,233

Hardware — 1.1%
A10 Networks, Inc. (a)	36,300	332,145
Apple, Inc.	72,399	10,400,840
Brocade Communications Systems, Inc.	25	312
Clearfield, Inc. (a)	1,100	18,095
CommScope Holding Co., Inc. (a)	9,600	400,416
Comtech Telecommunications Corp. (b)	14,200	209,308
Control4 Corp. (a)	2,000	31,580
Corning, Inc.	1,100	29,700
Cray, Inc. (a),(b)	4,200	91,980
Daktronics, Inc. (b)	3,600	34,020

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
Dolby Laboratories, Inc. Class A (b)	31,600	$1,656,156
Eastman Kodak Co. (a)	4,200	48,300
Emcore Corp.	25,400	228,600
Extreme Networks (a)	25,200	189,252
Finisar Corp. (a)	94,200	2,575,428
Fitbit, Inc. (a)	232,200	1,374,624
Harmonic, Inc. (a)	4,600	27,370
HP, Inc. (b)	501,200	8,961,456
Immersion Corp. (a)	6,300	54,558
Infinera Corp. (a)	22,500	230,175
Juniper Networks, Inc.	20,900	581,647
Knowles Corp. (a)	13	246
KVH Industries, Inc. (a)	700	5,880
Lumentum Holdings, Inc. (a)	18,900	1,008,315
Mitel Networks Corp. (a)	4,322	29,952
NCR Corp. (a)	5,400	246,672
Pitney Bowes, Inc.	59,200	776,112
Pure Storage, Inc. Class A (a)	34,200	336,186
Quantum Corp. (a)	3,500	3,045
Radisys Corp. (a)	800	3,200
Seagate Technology PLC	240,300	11,036,979
ShoreTel, Inc. (a),(b)	28,800	177,120
Sonus Networks, Inc. (a)	28,900	190,451
Telenav, Inc. (a),(b)	2,600	22,490
TTM Technologies, Inc. (a),(b)	27,300	440,349
VeriFone Systems, Inc. (a)	18,500	346,505
Viavi Solutions, Inc. (a),(b)	147,700	1,583,344
Vicor Corp. (a),(b)	500	8,050
Vishay Precision Group, Inc. (a),(b)	2,000	31,600
Vocera Communications, Inc. (a)	14,200	352,586
VOXX International Corp. (a),(b)	4,800	24,960
Xerox Corp.	409,100	3,002,794
ZAGG, Inc. (a)	100	720

		47,103,518

Health Care Facilities & Services — 2.8%
AAC Holdings, Inc. (a)	700	5,971
Addus HomeCare Corp. (a),(b)	1,900	60,800
Adeptus Health, Inc. Class A (a)	19,000	34,200
Aetna, Inc. (b),(d)	218,400	27,856,920
Air Methods Corp. (a)	8,800	378,400
Almost Family, Inc. (a),(b)	1,500	72,900
Centene Corp. (a)	11,015	784,929
Charles River Laboratories International, Inc. (a)	6,000	539,700
Cigna Corp. (b),(d)	74,865	10,966,974
Civitas Solutions, Inc. (a)	2,300	42,205

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
Community Health Systems, Inc. (a)	116,500	$1,033,355
DaVita HealthCare Partners, Inc. (a)	28,928	1,966,236
Digirad Corp. (b)	1,900	10,070
Ensign Group, Inc.	1,300	24,440
Enzo Biochem, Inc. (a)	11,300	94,581
Five Star Quality Care, Inc. (a)	2,178	4,683
HCA Holdings, Inc. (a),(d)	156,070	13,888,669
HealthSouth Corp.	26,500	1,134,465
Humana, Inc. (d)	52,480	10,818,227
ICON PLC (a)	1,100	87,692
Inc. Research Holdings, Inc. Class A (a)	14,000	641,900
Laboratory Corp. of America Holdings (a),(b),(d)	167,913	24,090,478
LHC Group, Inc. (a)	3,600	194,040
LifePoint Hospitals, Inc. (a)	3,800	248,900
Magellan Health, Inc. (a)	5,700	393,585
McKesson Corp.	2,100	311,346
Molina Healthcare, Inc. (a)	9,700	442,320
PAREXEL International Corp. (a)	100	6,311
PharMerica Corp. (a)	100	2,340
PRA Health Sciences, Inc. (a)	22,300	1,454,629
Premier, Inc. Class A (a)	2,400	76,392
Providence Service Corp. (a)	500	22,220
Quest Diagnostics, Inc. (d)	35,090	3,445,487
Quintiles Transnational Holdings, Inc. (a),(c)	36,321	2,924,930
Quorum Health Corp. (a)	200	1,088
RadNet, Inc. (a),(b)	7,400	43,660
Tivity Health, Inc. (a),(b)	25,300	736,230
UnitedHealth Group, Inc. (b),(d)	85,710	14,057,297
Universal Health Services, Inc. Class B	3,400	423,130

		119,321,700

Home & Office Products — 0.3%
ACCO Brands Corp. (a)	4,500	59,175
American Woodmark Corp. (a),(b)	8,800	807,840
Armstrong Flooring, Inc. (a)	700	12,894
Armstrong World Industries, Inc. (a)	3,500	161,175
DR Horton, Inc.	46,900	1,562,239
Hooker Furniture Corp. (b)	1,300	40,365
Interface, Inc. (b)	3,000	57,150
JELD-WEN Holding, Inc. (a)	5,000	164,250
Kimball International, Inc. Class B (b)	7,200	118,800
Knoll, Inc.	5,100	121,431
Libbey, Inc. (b)	4,100	59,778
Masco Corp. (b)	253,200	8,606,268
Masonite International Corp. (a)	4,000	317,000
NACCO Industries, Inc. Class A	100	6,980

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
PGT, Inc. (a)	200	$2,150
PICO Holdings, Inc. (a)	300	4,200
Quanex Building Products Corp.	5,500	111,375
Stanley Black & Decker, Inc.	18,700	2,484,669
Steelcase, Inc. Class A	6,500	108,875

		14,806,614

Industrial Services — 0.1%
CAI International, Inc. (a)	400	6,296
H&E Equipment Services, Inc.	6,000	147,120
HD Supply Holdings, Inc. (a),(b)	64,700	2,660,788
Herc Holdings, Inc. (a)	354	17,307
McGrath RentCorp	1,300	43,641
Neff Corp. Class A (a)	100	1,950
Textainer Group Holdings Ltd.	100	1,530
Titan Machinery, Inc. (a)	6,900	105,846
United Rentals, Inc. (a)	1,100	137,555
WESCO International, Inc. (a),(b)	26,500	1,843,075
WW Grainger, Inc.	800	186,208

		5,151,316

Institutional Financial Services — 0.0%
CME Group, Inc.	5,600	665,280
Cowen Group, Inc. Class A (a)	3,225	48,214
Houlihan Lokey, Inc.	10,100	347,945
INTL. FCStone, Inc. (a),(b)	600	22,776
KCG Holdings, Inc. Class A (a)	3,600	64,188
LPL Financial Holdings, Inc.	4,100	163,303
Moelis & Co. Class A	1,900	73,150

		1,384,856

Insurance — 0.3%
Aflac, Inc.	2,500	181,050
Allstate Corp.	22,100	1,800,929
American Equity Investment Life Holding Co.	32,400	765,612
AmTrust Financial Services, Inc.	2,700	49,842
Athene Holding Ltd. Class A (a)	15,900	794,841
Atlas Financial Holdings, Inc. (a)	300	4,095
Baldwin & Lyons, Inc. Class B	4,400	107,580
Citizens, Inc. (a)	200	1,486
CNO Financial Group, Inc.	100	2,050
Crawford & Co. Class B	100	1,003
eHealth, Inc. (a)	9,600	115,584
Employers Holdings, Inc. (b)	8,900	337,755
Federated National Holding Co.	200	3,486
Genworth Financial, Inc. Class A (a)	4,600	18,952

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
Greenlight Capital Re Ltd. A Shares (a)	700	$15,470
Hanover Insurance Group, Inc.	9,400	846,564
Heritage Insurance Holdings, Inc. (b)	5,400	68,958
James River Group Holdings Ltd.	100	4,286
Lincoln National Corp. (b)	75,900	4,967,655
Maiden Holdings Ltd. (b)	20,000	280,000
OneBeacon Insurance Group Ltd. Class A (b)	5,300	84,800
Prudential Financial, Inc.	100	10,699
Safety Insurance Group, Inc.	900	63,090
State Auto Financial Corp. (b)	82	2,251
State National Cos., Inc.	5,500	79,200
Trupanion, Inc. (a)	5,300	75,366
Universal Insurance Holdings, Inc.	3,100	75,950
Voya Financial, Inc.	82,600	3,135,496

		13,894,050

Iron & Steel — 0.0%
Haynes International, Inc.	600	22,872
Northwest Pipe Co. (a)	1,200	18,852
Ryerson Holding Corp. (a)	24,000	302,400
Shiloh Industries, Inc. (a)	1,200	16,356
SunCoke Energy, Inc. (a),(b)	38,500	344,960
TimkenSteel Corp. (a)	11,100	209,901

		915,341

Leisure Products — 0.1%
Black Diamond, Inc. (a)	4,700	25,615
Callaway Golf Co.	4,400	48,708
Hasbro, Inc.	15,300	1,527,246
JAKKS Pacific, Inc. (a)	4,300	23,650
Malibu Boats, Inc. (a)	2,200	49,390
Mattel, Inc.	2,000	51,220
MCBC Holdings, Inc.	12,000	194,040
Vista Outdoor, Inc. (a)	50,500	1,039,795

		2,959,664

Machinery — 0.1%
AGCO Corp.	2,500	150,450
Astec Industries, Inc.	100	6,150
Columbus McKinnon Corp.	1,600	39,712
Crane Co.	1,600	119,728
Curtiss-Wright Corp.	500	45,630
Deere & Co.	100	10,926
Federal Signal Corp.	8,600	118,766
Graham Corp. (b)	1,600	36,800
Hyster-Yale Materials Handling, Inc. (b)	400	22,556

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
Kadant, Inc. (b)	2,700	$160,245
Milacron Holdings Corp. (a)	1,800	33,498
MTS Systems Corp.	3,500	192,675
Mueller Water Products, Inc. Class A	4,500	53,190
Oshkosh Corp.	22,600	1,550,134
SPX FLOW, Inc. (a)	9,300	322,803
Terex Corp.	7,200	226,080
Titan International, Inc.	13,900	143,726
Xerium Technologies, Inc. (a),(b)	2,900	18,560
Xylem, Inc.	7,200	361,584

		3,613,213

Manufactured Goods — 0.0%
Aegion Corp. (a),(b)	3,800	87,058
Atkore International Group, Inc. (a)	7,900	207,612
Chart Industries, Inc. (a),(b)	13,400	468,196
Core Molding Technologies, Inc. (a)	400	7,132
Gibraltar Industries, Inc. (a),(b)	6,100	251,320
Global Brass & Copper Holdings, Inc.	3,300	113,520
Insteel Industries, Inc.	1,500	54,210
LB Foster Co. Class A	3,900	48,750
NCI Building Systems, Inc. (a)	2,100	36,015
Rogers Corp. (a)	1,600	137,392

		1,411,205

Media — 1.5%
Alphabet, Inc. Class A (a)	1,699	1,440,412
Alphabet, Inc. Class C (a)	1,706	1,415,229
Autobytel, Inc. (a),(b)	2,500	31,325
Bankrate, Inc. (a)	21,700	209,405
Boingo Wireless, Inc. (a),(b)	15,000	194,850
Charter Communications, Inc. Class A (a)	40	13,093
Clear Channel Outdoor Holdings, Inc. Class A (b)	6,300	38,115
Comcast Corp. Class A	442,600	16,637,334
DHI Group, Inc. (a)	14,500	57,275
Entercom Communications Corp. Class A (b)	3,700	52,910
EW Scripps Co. Class A (a)	64	1,500
Expedia, Inc. (b)	100,216	12,644,253
Facebook, Inc. Class A (a)	13,493	1,916,681
Gannett Co., Inc.	12,300	103,074
GoDaddy, Inc. Class A (a)	8,100	306,990
Harte-Hanks, Inc. (b)	11,500	16,100
Houghton Mifflin Harcourt Co. (a)	500	5,075
IAC/InterActiveCorp (a)	1,400	103,208
Lee Enterprises, Inc. (a)	300	780
Liberty Broadband Corp. Class A (a),(b),(d)	13,333	1,134,505

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
Liberty Broadband Corp. Class C (a),(b),(d)	32,621	$2,818,454
Liberty Media Group Class A (a)	8	262
Liberty SiriusXM Group Class A (a),(b),(d)	91,435	3,558,650
Liberty SiriusXM Group Class C (a),(b),(d)	82,473	3,198,303
Liberty TripAdvisor Holdings, Inc. Class A (a)	24,500	345,450
Marchex, Inc. Class B (a)	7,100	19,312
Marin Software, Inc. (a)	3,700	6,660
Match Group, Inc. (a)	8,400	137,172
McClatchy Co. (The) Class A (a)	90	870
MDC Partners, Inc. Class A	1,400	13,160
National CineMedia, Inc. (b)	28,000	353,640
News Corp. Class A (b)	130,900	1,701,700
RetailMeNot, Inc. (a),(b)	23,200	187,920
Rubicon Project, Inc. (a)	16,500	97,185
Scripps Networks Interactive, Inc. Class A	1,300	101,881
Shutterfly, Inc. (a)	33,000	1,593,570
Sinclair Broadcast Group, Inc. Class A	900	36,450
Snap, Inc. (a),(c)	38,990	878,445
TechTarget, Inc. (a),(b)	4,100	37,023
Time Warner, Inc. (d)	54,564	5,331,448
TiVo Corp.	48,582	910,912
Townsquare Media, Inc. Class A (a)	200	2,436
Trade Desk, Inc. (The) Class A (a)	570	21,233
Travelzoo, Inc. (a)	100	965
Tribune Media Co.	13,100	488,237
TripAdvisor, Inc. (a)	10,900	470,444
TrueCar, Inc. (a)	400	6,188
Tucows, Inc. Class A (a)	100	5,105
VeriSign, Inc. (a),(b)	58,700	5,113,357
Viacom, Inc.	6,400	298,368
Web.com Group, Inc. (a)	700	13,510
WebMD Health Corp. (a)	49,223	2,593,068
XO Group, Inc. (a),(b)	8,100	139,401
YuMe, Inc. (a)	2,400	9,816
Zillow Group, Inc. (a)	18	609

		66,813,318

Medical Equipment & Devices — 2.7%
Abaxis, Inc.	100	4,850
Accuray, Inc. (a)	3,700	17,575
Agilent Technologies, Inc.	2,600	137,462
Analogic Corp.	2,000	151,800
AngioDynamics, Inc. (a),(b)	14,700	255,045
AtriCure, Inc. (a)	100	1,915
AxoGen, Inc. (a)	100	1,045
Baxter International, Inc. (b),(d)	435,133	22,565,997

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
Becton Dickinson and Co. (d)	26,910	$4,936,370
BioTelemetry, Inc. (a)	4,900	141,855
Boston Scientific Corp. (a)	9,707	241,413
Cardiovascular Systems, Inc. (a)	9,800	277,095
Catalent, Inc. (a)	3,300	93,456
ConforMIS, Inc. (a)	2,400	12,528
CR Bard, Inc. (b),(d)	39,230	9,750,224
CryoLife, Inc. (b)	4,900	81,585
Cutera, Inc. (a)	3,000	62,100
Danaher Corp. (d)	81,840	6,999,775
Dentsply Sirona, Inc. (b)	118,558	7,402,762
Edwards Lifesciences Corp. (a),(d)	160,020	15,053,082
Entellus Medical, Inc. (a)	100	1,380
Exactech, Inc. (a),(b)	1,800	45,360
Fluidigm Corp. (a)	1,100	6,259
FONAR Corp. (a)	100	1,755
GenMark Diagnostics, Inc. (a)	1,600	20,512
Genomic Health, Inc. (a),(b)	7,500	236,175
Glaukos Corp. (a)	9,200	471,960
Harvard Bioscience, Inc. (a),(b)	500	1,300
Hill-Rom Holdings, Inc.	12,900	910,740
Hologic, Inc. (a)	100,300	4,267,765
IDEXX Laboratories, Inc. (a)	32,700	5,055,747
Inogen, Inc. (a)	1,300	100,828
Insulet Corp. (a)	19,000	818,710
Integra LifeSciences Holdings Corp. (a)	6,400	269,632
Intuitive Surgical, Inc. (a),(d)	25,230	19,338,038
K2M Group Holdings, Inc. (a)	100	2,051
Lantheus Holdings, Inc. (a)	6,700	83,750
LeMaitre Vascular, Inc.	6,200	152,706
Luminex Corp. (b)	2,900	53,273
Masimo Corp. (a)	14,300	1,333,618
Medtronic PLC (d)	147,530	11,885,017
Meridian Bioscience, Inc.	7,700	106,260
Merit Medical Systems, Inc. (a),(b)	13,000	375,700
Myriad Genetics, Inc. (a)	82,900	1,591,680
NxStage Medical, Inc. (a)	11,300	303,179
OraSure Technologies, Inc. (a),(b)	40,200	519,786
Orthofix International NV (a)	12,600	480,690
Oxford Immunotec Global plc (a)	400	6,196
QIAGEN NV	14,776	428,061
RTI Surgical, Inc. (a)	12,200	48,800
SeaSpine Holdings Corp. (a)	200	1,570
Spectranetics Corp. (a)	10,400	302,900
STAAR Surgical Co. (a)	1,200	11,760
SurModics, Inc. (a),(b)	3,500	84,175

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
VWR Corp. (a)	10,000	$282,000
Waters Corp. (a)	400	62,524

		117,849,791

Metals & Mining — 0.1%
Alcoa Corp.	154,401	5,311,395
Century Aluminum Co. (a)	38,600	489,834
Encore Wire Corp. (b)	800	36,800
Golden Star Resources Ltd. (a)	6,800	5,760
Harsco Corp. (a)	10,200	130,050

		5,973,839

Oil, Gas & Coal — 0.5%
Abraxas Petroleum Corp. (a)	26,300	53,126
Archrock, Inc.	900	11,160
Baker Hughes, Inc. (b)	22,800	1,363,896
Bill Barrett Corp. (a)	38,000	172,900
Carrizo Oil & Gas, Inc. (a)	20,200	578,932
Cimarex Energy Co.	3,200	382,368
Civeo Corp. (a)	22,500	67,275
Cloud Peak Energy, Inc. (a)	4,400	20,152
Concho Resources, Inc. (a)	25,100	3,221,334
CONSOL Energy, Inc.	172,600	2,896,228
Dawson Geophysical Co. (a),(b)	840	4,670
Diamond Offshore Drilling, Inc. (a)	54,100	904,011
Eclipse Resources Corp. (a)	600	1,524
Era Group, Inc. (a)	600	7,956
Evolution Petroleum Corp. (b)	2,500	20,000
Exterran Corp. (a)	4,100	128,945
Geospace Technologies Corp. (a)	100	1,623
Gulf Island Fabrication, Inc. (b)	2,600	30,030
Hallador Energy Co.	600	4,806
Helix Energy Solutions Group, Inc. (a),(b)	52,900	411,033
Independence Contract Drilling, Inc. (a)	12,600	69,426
ION Geophysical Corp. (a)	186	902
Matrix Service Co. (a),(b)	5,600	92,400
McDermott International, Inc. (a)	41,800	282,150
MRC Global, Inc. (a)	11,100	203,463
Murphy USA, Inc. (a)	5,500	403,810
Natural Gas Services Group, Inc. (a)	2,600	67,730
Newfield Exploration Co. (a)	103,000	3,801,730
Newpark Resources, Inc. (a),(b)	8,600	69,660
Noble Energy, Inc.	3	103
NOW, Inc. (a)	2,100	35,616
ONEOK, Inc.	5,200	288,288
Parker Drilling Co. (a)	4,900	8,575

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
PHI, Inc. (a)	1,300	$15,574
Pioneer Energy Services Corp. (a)	15,100	60,400
Rowan Cos. PLC Class A (a)	1,300	20,254
Tesco Corp. (a),(b)	4,200	33,810
Transocean Ltd. (a)	108,600	1,352,070
TravelCenters of America LLC (a)	4,700	28,670
Unit Corp. (a)	4,300	103,888
VAALCO Energy, Inc. (a)	3,200	2,935
Valero Energy Corp.	6,500	430,885
Williams Cos., Inc.	139,126	4,116,738
World Fuel Services Corp.	600	21,750

		21,792,796

Passenger Transportation — 0.1%
Hawaiian Holdings, Inc. (a),(b)	40,800	1,895,160
JetBlue Airways Corp. (a)	59,700	1,230,417
Spirit Airlines, Inc. (a),(b)	43,600	2,313,852

		5,439,429

Real Estate — 0.4%
Ashford Hospitality Prime, Inc.	178	1,883
AvalonBay Communities, Inc. (d)	2,480	455,328
Boston Properties, Inc. (d)	2,576	341,088
CareTrust REIT, Inc.	4,100	68,962
CatchMark Timber Trust, Inc. Class A	2,300	26,496
CBRE Group, Inc. (a)	1,000	34,790
Cedar Realty Trust, Inc.	6,700	33,634
City Office REIT, Inc.	600	7,290
CoreCivic, Inc.	23,900	750,938
DDR Corp.	16,500	206,745
Equinix, Inc. (d)	1,230	492,455
Equity Residential (d)	6,949	432,367
FelCor Lodging Trust, Inc. (b)	3,700	27,787
First Potomac Realty Trust	200	2,056
Forestar Group, Inc. (a)	15,100	206,115
Gaming and Leisure Properties, Inc.	45	1,504
Geo Group, Inc. (The)	200	9,274
Gladstone Commercial Corp. (b)	11,900	245,973
InfraREIT, Inc.	12,300	221,400
Invitation Homes, Inc. (a)	5,100	111,333
Jones Lang LaSalle, Inc. (b)	29,100	3,243,195
LTC Properties, Inc.	18	862
MGM Growth Properties LLC Class A	45,901	1,241,622
Monmouth Real Estate Investment Corp. Class A (b)	700	9,989
NexPoint Residential Trust, Inc.	3,300	79,728
NorthStar Realty Europe Corp.	400	4,636

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
One Liberty Properties, Inc.	3,400	$79,424
Outfront Media, Inc.	8,900	236,295
Preferred Apartment Communities, Inc. Class A	3,500	46,235
Prologis, Inc. (d)	10,154	526,790
Public Storage (d)	2,713	593,903
Quality Care Properties, Inc. (a)	11,500	216,890
Ramco-Gershenson Properties Trust	1,000	14,020
RE/MAX Holdings, Inc. Class A	23	1,367
Realogy Holdings Corp. (b)	103,200	3,074,328
Sabra Health Care REIT, Inc.	500	13,965
Saul Centers, Inc.	100	6,162
SBA Communications Corp. (a)	10,200	1,227,774
Silver Bay Realty Trust Corp.	1,000	21,470
Simon Property Group, Inc. (d)	8,571	1,474,469
Spirit Realty Capital, Inc.	100	1,013
Taubman Centers, Inc.	1,800	118,836
Tier REIT, Inc.	1,300	22,568
UMH Properties, Inc.	900	13,689
Urstadt Biddle Properties, Inc. Class A (b)	3,500	71,960
Ventas, Inc. (d)	6,470	420,809
Vornado Realty Trust (d)	2,962	297,118
Welltower, Inc. (d)	6,619	468,758
WP Carey, Inc.	2,600	161,772

		17,367,065

Recreation Facilities & Services — 0.1%
Cinemark Holdings, Inc.	11,500	509,910
Drive Shack, Inc.	65,133	270,302
International Speedway Corp. Class A	1,200	44,340
Intrawest Resorts Holdings, Inc. (a)	6,106	152,711
Live Nation Entertainment, Inc. (a)	26,100	792,657
Marcus Corp.	2,300	73,830
Regal Entertainment Group Class A	69,400	1,567,052
Six Flags Entertainment Corp.	41,800	2,486,682
Speedway Motorsports, Inc. (b)	1,600	30,144

		5,927,628

Renewable Energy — 0.1%
Advanced Energy Industries, Inc. (a)	600	41,136
Ameresco, Inc. Class A (a),(b)	4,700	30,785
EnerSys	3,700	292,078
First Solar, Inc. (a)	145,300	3,937,630
Pacific Ethanol, Inc. (a)	1,100	7,535
Renewable Energy Group, Inc. (a),(b)	26,600	277,970
SunPower Corp. (a)	66,300	404,430

		4,991,564

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
Retail—Consumer Staples — 0.4%
CVS Health Corp. (b)	28,400	$2,229,400
Dollar Tree, Inc. (a)	38,200	2,997,172
Ingles Markets, Inc. Class A	1,100	47,465
Natural Grocers by Vitamin Cottage, Inc. (a)	900	9,351
Rite Aid Corp. (a),(c)	725,052	3,081,471
Smart & Final Stores, Inc. (a)	100	1,210
Sprouts Farmers Market, Inc. (a)	15,200	351,424
SUPERVALU, Inc. (a),(b)	16,700	64,462
Target Corp.	141,900	7,831,461
Village Super Market, Inc. Class A	2,500	66,250

		16,679,666

Retail—Discretionary — 2.2%
1-800-Flowers.com, Inc. Class A (a)	2,400	24,480
Amazon.com, Inc. (a)	21,314	18,895,714
Ascena Retail Group, Inc. (a)	8,900	37,914
Avis Budget Group, Inc. (a)	100	2,958
Barnes & Noble Education, Inc. (a)	15,200	145,768
Big 5 Sporting Goods Corp. (b)	28,800	434,880
BMC Stock Holdings, Inc. (a)	400	9,040
Builders FirstSource, Inc. (a)	600	8,940
Burlington Stores, Inc. (a)	23,400	2,276,586
Cato Corp. (The) Class A	1,300	28,548
Christopher & Banks Corp. (a)	100	148
Citi Trends, Inc. (b)	2,800	47,600
Coach, Inc.	300	12,399
Container Store Group, Inc. (The) (a)	28,800	121,824
Destination Maternity Corp. (a)	500	2,130
Destination XL Group, Inc. (a)	2,499	7,122
eBay, Inc. (a)	57,000	1,913,490
EVINE Live, Inc. (a),(b)	1,700	2,176
Express, Inc. (a)	69,500	633,145
Ezcorp, Inc. Class A (a)	6,900	56,235
Finish Line, Inc. (The) Class A	3,600	51,228
Gap, Inc.	33,900	823,431
GMS, Inc. (a)	800	28,032
Haverty Furniture Cos., Inc.	2,700	65,745
Hibbett Sports, Inc. (a)	300	8,850
Home Depot, Inc. (b)	118,300	17,369,989
HSN, Inc.	2,000	74,200
Kirkland’s, Inc. (a),(b)	9,600	119,040
L Brands, Inc.	49,000	2,307,900
Liberty Interactive Corp. Class A (a),(b)	105,504	2,112,190
Liquidity Services, Inc. (a),(b)	8,200	65,600
Lowe’s Cos., Inc. (b)	216,300	17,782,023

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
Lululemon Athletica, Inc. (a)	3,600	$185,198
MarineMax, Inc. (a)	3,600	77,940
Michaels Cos., Inc. (a)	16,700	373,913
Office Depot, Inc.	545	2,542
Overstock.com, Inc. (a)	100	1,720
Ross Stores, Inc.	15,900	1,047,333
Rush Enterprises, Inc. Class A (a)	1,700	56,236
Sears Hometown and Outlet Stores, Inc. (a)	100	390
Shoe Carnival, Inc.	3,300	81,081
Signet Jewelers Ltd.	36,300	2,514,501
Sportsman’s Warehouse Holdings, Inc. (a)	4,600	21,988
Stein Mart, Inc. (b)	9,400	28,294
Tile Shop Holdings, Inc.	13,700	263,725
Tilly’s, Inc. Class A	10,400	93,808
Tractor Supply Co.	142,800	9,848,916
Tuesday Morning Corp. (a)	300	1,125
Ulta Salon Cosmetics & Fragrance, Inc. (a),(b)	41,900	11,951,137
Urban Outfitters, Inc. (a)	3,900	92,664
Vera Bradley, Inc. (a)	18,500	172,235
Williams-Sonoma, Inc.	18,500	991,970
Zumiez, Inc. (a)	1,200	21,960

		93,298,001

Semiconductors — 1.6%
Advanced Micro Devices, Inc. (a)	120,800	1,757,640
Alpha & Omega Semiconductor Ltd. (a),(b)	9,100	156,429
Amkor Technology, Inc. (a),(b)	133,300	1,544,947
Applied Materials, Inc.	164,600	6,402,940
Axcelis Technologies, Inc. (a)	2,350	44,180
Broadcom Ltd.	78,039	17,087,419
Brooks Automation, Inc.	1,200	26,880
CEVA, Inc. (a),(b)	3,600	127,800
Cohu, Inc. (b)	6,800	125,528
DSP Group, Inc. (a),(b)	4,000	48,000
Electro Scientific Industries, Inc. (a)	9,200	64,124
Entegris, Inc. (a)	6,400	149,760
Exar Corp. (a)	3,200	41,632
FormFactor, Inc. (a)	4,661	55,233
II-VI, Inc. (a)	900	32,445
Intel Corp.	19	685
IXYS Corp.	5,900	85,845
Kemet Corp. (a),(b)	54,700	656,400
KLA-Tencor Corp. (b)	82,300	7,824,261
Lam Research Corp. (b)	121,500	15,595,740
M/A-COM Technology Solutions Holdings, Inc. (a)	32	1,546
Maxim Integrated Products, Inc.	57,700	2,594,192

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
Maxwell Technologies, Inc. (a)	900	$5,229
Microchip Technology, Inc.	24	1,771
Micron Technology, Inc. (a)	353,900	10,227,710
Nanometrics, Inc. (a)	3,400	103,564
ON Semiconductor Corp. (a),(b)	99,400	1,539,706
Park Electrochemical Corp.	2,200	39,292
Photronics, Inc. (a),(b)	29,500	315,650
Pixelworks, Inc. (a)	9,500	44,270
Rambus, Inc. (a)	12,100	158,994
Rudolph Technologies, Inc. (a),(b)	17,300	387,520
Semtech Corp. (a)	9,600	324,480
Sigma Designs, Inc. (a)	2,600	16,250
Silicon Laboratories, Inc. (a)	300	22,065
Teradyne, Inc.	68,000	2,114,800
Ultra Clean Holdings, Inc. (a)	19,400	327,278
Ultratech, Inc. (a)	3,500	103,670
Veeco Instruments, Inc. (a)	5,900	176,115
Vishay Intertechnology, Inc.	500	8,225
Xcerra Corp. (a)	2,900	25,781

		70,365,996

Software — 1.3%
Agilysys, Inc. (a),(b)	700	6,615
Akamai Technologies, Inc. (a),(b)	91,700	5,474,490
Allscripts Healthcare Solutions, Inc. (a)	52,600	666,968
Amber Road, Inc. (a)	4,600	35,512
athenahealth, Inc. (a)	100	11,269
Avid Technology, Inc. (a)	2,800	13,048
Barracuda Networks, Inc. (a)	12,200	281,942
Bazaarvoice, Inc. (a)	24,300	104,490
Benefitfocus, Inc. (a)	600	16,770
Box, Inc. Class A (a)	3,600	58,716
Brightcove, Inc. (a)	10,500	93,450
Cadence Design Systems, Inc. (a)	700	21,980
Calix, Inc. (a),(b)	4,200	30,450
Carbonite, Inc. (a),(b)	18,000	365,400
ChannelAdvisor Corp. (a)	4,600	51,290
Citrix Systems, Inc. (a)	28,700	2,393,293
CommerceHub, Inc. (a)	100	1,553
CommVault Systems, Inc. (a),(b)	5,300	269,240
Cornerstone OnDemand, Inc. (a)	20,700	805,023
Cotiviti Holdings, Inc. (a)	100	4,163
Digi International, Inc. (a),(b)	7,300	86,870
Evolent Health, Inc. (a)	200	4,460
Exa Corp. (a)	300	3,810
Five9, Inc. (a)	31,900	525,074

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
Fortinet, Inc. (a)	50,600	$1,940,510
HubSpot, Inc. (a)	10,000	605,500
InnerWorkings, Inc. (a),(b)	2,600	25,896
Inovalon Holdings, Inc. (a)	600	7,560
Intuit, Inc.	2,300	266,777
Jive Software, Inc. (a)	1,900	8,170
Limelight Networks, Inc. (a),(b)	14,200	36,636
LivePerson, Inc. (a)	5,200	35,620
Microsoft Corp. (b)	58,319	3,840,889
MicroStrategy, Inc. Class A (a),(b)	4,000	751,200
Mimecast Ltd. (a)	700	15,673
MINDBODY, Inc. Class A (a)	20,900	573,705
Model N, Inc. (a),(b)	600	6,270
Monotype Imaging Holdings, Inc. (b)	3,100	62,310
Nuance Communications, Inc. (a)	230,300	3,986,493
PDF Solutions, Inc. (a),(b)	500	11,310
Progress Software Corp.	6,700	194,635
Proofpoint, Inc. (a)	25,400	1,888,744
PTC, Inc. (a),(c)	203,758	10,707,483
Q2 Holdings, Inc. (a)	400	13,940
QAD, Inc. Class A (b)	2,600	72,410
Quality Systems, Inc. (a)	7,000	106,680
Rapid7, Inc. (a)	300	4,494
Rosetta Stone, Inc. (a)	700	6,825
Seachange International, Inc. (a)	4,900	12,152
ServiceNow, Inc. (a)	15,900	1,390,773
Splunk, Inc. (a)	17,500	1,090,075
SPS Commerce, Inc. (a)	100	5,849
Synchronoss Technologies, Inc. (a)	44,400	1,083,360
Synopsys, Inc. (a)	1,500	108,195
Take-Two Interactive Software, Inc. (a)	34,000	2,015,180
Varonis Systems, Inc. (a)	15,400	489,720
VASCO Data Security International, Inc. (a)	100	1,350
VMware, Inc. Class A (a),(b)	135,200	12,457,328
Workday, Inc. Class A (a)	4,200	349,776
Workiva, Inc. (a)	5,000	78,250
Xactly Corp. (a)	14,200	168,980
Zynga, Inc. Class A (a)	310,700	885,495

		56,632,089

Specialty Finance — 0.1%
AG Mortgage Investment Trust, Inc.	8,400	151,620
AGNC Investment Corp.	38	756
Aircastle Ltd.	700	16,891
Annaly Capital Management, Inc.	400	4,444
Anworth Mortgage Asset Corp.	10,600	58,830

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
Arbor Realty Trust, Inc. (b)	15,100	$126,538
ARMOUR Residential REIT, Inc.	38	863
Cardtronics plc (a)	900	42,075
Consumer Portfolio Services, Inc. (a),(b)	1,400	6,594
Dynex Capital, Inc.	29,100	206,319
Ellington Residential Mortgage REIT (b)	2,700	39,582
Enova International, Inc. (a)	3,000	44,550
Euronet Worldwide, Inc. (a)	1,000	85,520
Everi Holdings, Inc. (a)	34,800	166,692
Fidelity National Information Services, Inc.	700	55,734
First American Financial Corp.	3,100	121,768
First Data Corp. Class A (a)	178,300	2,763,650
FNFV Group (a)	1,867	24,738
Great Ajax Corp.	200	2,610
Green Dot Corp. Class A (a)	13,100	437,016
Invesco Mortgage Capital, Inc.	33	509
Ladder Capital Corp.	13,255	191,402
Liberty Tax, Inc.	300	4,275
Meta Financial Group, Inc. (b)	1,600	141,600
MFA Financial, Inc.	5,700	46,056
MoneyGram International, Inc. (a)	10,200	171,462
MTGE Investment Corp.	10,700	179,225
NewStar Financial, Inc.	1,100	11,638
Newtek Business Services Corp.	4,313	73,234
PennyMac Mortgage Investment Trust	500	8,875
PHH Corp. (a)	900	11,457
Planet Payment, Inc. (a)	1,300	5,174
Redwood Trust, Inc.	200	3,322
Sutherland Asset Management Corp.	155	2,240
Two Harbors Investment Corp.	16,200	155,358
Western Union Co. (The)	13,000	264,550
World Acceptance Corp. (a)	400	20,712

		5,647,879

Technology Services — 0.9%
Black Box Corp.	4,200	37,590
Booz Allen Hamilton Holding Corp.	15,500	548,545
CDW Corp.	1,500	86,565
Conduent, Inc. (a)	24,600	412,788
Convergys Corp.	53,500	1,131,525
CoreLogic, Inc. (a)	34,600	1,408,912
CPI Card Group, Inc.	700	2,940
CSG Systems International, Inc. (b)	1,500	56,715
CSRA, Inc.	33,300	975,357
Dell Technologies, Inc.—VMware, Inc. Class V (a),(b),(d)	114,347	7,327,356

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
DMC Global, Inc. (b)	2,000	$24,800
DST Systems, Inc.	1,500	183,750
Dun & Bradstreet Corp. (The)	6,900	744,786
Engility Holdings, Inc. (a)	1,200	34,728
EPAM Systems, Inc. (a)	1,200	90,624
ExlService Holdings, Inc. (a)	100	4,736
Forrester Research, Inc.	100	3,975
Genpact Ltd.	110,600	2,738,456
Globant SA (a)	1,400	50,960
Hewlett Packard Enterprise Co. (b)	337,600	8,001,120
ICF International, Inc. (a)	1,300	53,690
Luxoft Holding, Inc. (a)	3,600	225,180
ManTech International Corp. Class A	700	24,241
Moody’s Corp.	100	11,204
MSCI, Inc.	6,100	592,859
NIC, Inc.	3,000	60,600
Perficient, Inc. (a)	400	6,944
PFSweb, Inc. (a)	4,700	30,691
Rightside Group Ltd. (a)	200	1,984
S&P Global, Inc.	33,200	4,340,568
Sabre Corp. (b)	192,700	4,083,313
ServiceSource International, Inc. (a)	17,600	68,288
solid border	45,000	1,858,950
Sykes Enterprises, Inc. (a)	200	5,880
Syntel, Inc.	13,000	218,790
Thomson Reuters Corp.	600	25,938
TransUnion (a)	18,200	697,970
Travelport Worldwide Ltd.	82,900	975,733

		37,149,051

Telecommunications — 0.2%
Consolidated Communications Holdings, Inc.	8,400	196,728
DigitalGlobe, Inc. (a)	800	26,200
EchoStar Corp. Class A (a)	2,500	142,375
FairPoint Communications, Inc. (a),(b)	10,700	177,620
General Communication, Inc. Class A (a),(b)	3,900	81,120
Gogo, Inc. (a)	2,600	28,600
Hawaiian Telcom Holdco, Inc. (a),(b)	700	16,037
IDT Corp. Class B (b)	7,300	92,856
Internap Network Services Corp. (a),(b)	20,500	76,260
Level 3 Communications, Inc. (a)	20	1,144
Lumos Networks Corp. (a),(b)	6,600	116,820
ORBCOMM, Inc. (a)	200	1,910
RigNet, Inc. (a)	600	12,870
RingCentral, Inc. Class A (a)	31,400	888,620
Spok Holdings, Inc. (b)	3,200	60,800

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
Sprint Corp. (a)	190,600	$1,654,408
Telephone & Data Systems, Inc.	700	18,557
Verizon Communications, Inc.	73,400	3,578,250
West Corp. (b)	16,300	398,046
Zix Corp. (a),(b)	19,500	93,795

		7,663,016

Transportation & Logistics — 0.2%
Air Transport Services Group, Inc. (a),(b)	22,700	364,335
ArcBest Corp.	6,300	163,800
Atlas Air Worldwide Holdings, Inc. (a)	200	11,090
Covenant Transportation Group, Inc. Class A (a)	900	16,920
International Seaways, Inc. (a)	1,100	21,032
JB Hunt Transport Services, Inc.	300	27,522
Kansas City Southern	23,500	2,015,360
Marten Transport Ltd.	4,700	110,215
ModusLink Global Solutions, Inc. (a),(b)	3,700	6,660
Navios Maritime Acquisition Corp. (b)	6,600	11,352
Overseas Shipholding Group, Inc.	2,800	10,808
Roadrunner Transportation Systems, Inc. (a)	11,000	75,570
Ryder System, Inc. (b)	29,000	2,187,760
Saia, Inc. (a),(b)	6,400	283,520
Swift Transportation Co. (a)	2,100	43,134
United Parcel Service, Inc. Class B	17,100	1,834,830
USA Truck, Inc. (a),(b)	2,200	16,170
Werner Enterprises, Inc.	500	13,100
YRC Worldwide, Inc. (a)	4,300	47,343

		7,260,521

Transportation Equipment — 0.0%
Allison Transmission Holdings, Inc.	4,100	147,846
American Railcar Industries, Inc.	1,300	53,430
Blue Bird Corp. (a)	500	8,575
Commercial Vehicle Group, Inc. (a)	9,900	67,023
Meritor, Inc. (a)	5,300	90,789
Spartan Motors, Inc.	500	4,000
Trinity Industries, Inc.	21,400	568,170

		939,833

Utilities — 0.0%
AES Corp.	500	5,590
NiSource, Inc.	41,400	984,906
NRG Energy, Inc.	18,600	347,820

		1,338,316

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
Waste & Environmental Services & Equipment — 0.1%
Advanced Disposal Services, Inc. (a)	1,200	$27,120
Casella Waste Systems, Inc. Class A (a),(b)	22,300	314,653
Ceco Environmental Corp.	1,200	12,612
Covanta Holding Corp.	5,900	92,630
Stericycle, Inc. (a)	57,900	4,799,331

		5,246,346

Total United States		1,129,328,927

Uruguay — 0.0%
Gaming, Lodging & Restaurants — 0.0%
Arcos Dorados Holdings, Inc. A Shares (a)	47,900	385,595

Total Uruguay		385,595

TOTAL COMMON STOCK (COST $1,188,170,192)		1,309,077,044

Security Description	Principal Amount	Value

ASSET-BACKED SECURITIES — 8.2%
Cayman Islands — 3.5%
Adams Mill CLO Ltd., Series 2014-1A, Class D1, 4.52%, 07/15/26 (d),(f),(g)	$4,500,000	4,435,650
Adirondack Park CLO Ltd., Series 2013-1A, Class E, 5.67%, 04/15/24 (d),(f),(g)	373,000	365,689
Alesco Preferred Funding Ltd., Series 13A, Class A2, 1.56%, 09/23/37 (d),(e),(f),(g)	996,000	637,440
Allegro CLO Ltd., Series 2013-1A, Class C, 4.49%, 01/30/26 (d),(f),(g)	5,000,000	4,938,000
Allegro Ltd., 4.77%, 01/21/27 (d),(f),(g)	1,900,000	1,886,890
ALM Loan Funding, Series 2013-7RA, Class CR, 5.06%, 10/15/28 (d),(f),(g)	1,000,000	1,005,300
Apidos CLO LLC, Series 2012-10A, Class E, 7.29%, 10/30/22 (d),(f),(g)	1,000,000	993,100
Ares CLO Ltd.,
Series 2012, Class 3A, 4.92%, 01/17/24 (d),(f),(g)	3,000,000	3,022,500
Series 2012-2A, Class DR, 4.72%, 10/12/23 (d),(f),(g)	400,000	397,040
Series 2012-2A, Class E, 6.82%, 10/12/23 (d),(f),(g)	3,621,000	3,594,205
Attentus CDO Ltd., Series 2007-3A, Class A1B, 1.27%, 10/11/42 (d),(e),(f),(g)	681,494	654,234

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Principal Amount	Value
Babson CLO Ltd.,
Series 2013-IA, Class D, 4.53%, 04/20/25 (d),(f),(g)	$3,200,000	$3,176,000
Series 2015-2A, Class E, 6.58%, 07/20/27 (d),(f),(g)	650,000	635,310
Benefit Street Partners CLO Ltd., Series 2013-IIA, Class D, 5.52%, 07/15/24 (d),(f),(g)	2,823,000	2,755,530
BlueMountain CLO Ltd.,
Series 2012-1A, Class E, 6.53%, 07/20/23 (d),(f),(g)	2,360,000	2,343,008
Series 2013-2A, Class D, 4.59%, 01/22/25 (d),(f),(g)	600,000	600,300
Bridgeport CLO Ltd., Series 2007-2A, Class C, 3.40%, 06/18/21 (d),(f),(g)	750,000	743,250
Carlyle Global Market Strategies CLO Ltd.,
Series 2013-2A, Class E, 6.02%, 04/18/25 (d),(f),(g)	600,000	602,280
Series 2014-2A, Class D, 4.54%, 05/15/25 (d),(f),(g)	1,900,000	1,890,500
Series 2014-3A, Class D1, 6.14%, 07/27/26 (d),(f),(g)	660,000	646,998
Catamaran CLO Ltd.,
Series 2014-1A, Class C, 4.28%, 04/20/26 (d),(f),(g)	3,100,000	3,015,680
Series 2015-1A, Class D, 4.69%, 04/22/27 (d),(f),(g)	1,000,000	989,800
Series 2015-1A, Class E, 6.19%, 04/22/27 (d),(f),(g)	600,000	570,840
Cathedral Lake Ltd., Series 2013-1A, Class C, 4.67%, 01/15/26 (d),(f),(g)	1,000,000	987,600
CIFC Funding Ltd.,
Series 2007-3A, Class D, 6.28%, 07/26/21 (d),(f),(g)	1,900,000	1,888,600
Series 2012-2A, Class B1R, 4.75%, 12/05/24 (d),(f),(g)	1,300,000	1,291,810
Series 2012-2A, Class B2R, 6.85%, 12/05/24 (d),(f),(g)	2,544,000	2,529,245
Series 2012-3A, Class B1R, 5.04%, 01/29/25 (d),(f),(g)	1,500,000	1,489,950
Series 2013-1A, Class D, 6.26%, 04/16/25 (d),(f),(g)	2,709,000	2,710,084
Series 2014-3A, Class E, 5.79%, 07/22/26 (d),(f),(g)	1,500,000	1,450,800
Series 2014-4A, Class D, 4.42%, 10/17/26 (d),(f),(g)	1,200,000	1,201,080

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Principal Amount	Value
Series 2015-3A, Class E, 7.07%, 10/19/27 (d),(f),(g)	$800,000	$795,520
Series 2015-4A, Class D, 6.53%, 10/20/27 (d),(f),(g)	1,000,000	980,400
Covenant Credit Partners CLO Ltd., Series 2014-2A, Class D, 4.67%, 10/17/26 (d),(f),(g)	2,000,000	1,991,200
Crown Point CLO Ltd., Series 2012-1A, Class B1L, 6.06%, 11/21/22 (b),(d),(f),(g)	1,000,000	994,500
Cutwater Ltd.,
Series 2015-1A, Class D1, 4.92%, 07/15/27 (d),(f),(g)	4,500,000	4,434,300
Series 2015-1A, Class E, 7.02%, 07/15/27 (d),(f),(g)	733,000	705,659
Diamond Head Aviation, Series 2015-1, Class B, 5.92%, 07/14/28 (d),(f)	642,509	654,267
Dryden Senior Loan Fund, Series 2014-36A, Class DR, 4.64%, 01/15/28 (d),(f),(g)	3,000,000	3,022,800
Eastland CLO Ltd., Series 2007-1A, Class C, 2.53%, 05/01/22 (d),(f),(g)	400,000	376,760
Eaton Vance CDO Ltd., Series 2006-8A, Class D, 4.46%, 08/15/22 (d),(f),(g)	800,000	795,040
Flagship CLO Ltd., Series 2014-8A, Class D, 4.72%, 01/16/26 (d),(f),(g)	789,000	775,429
Golub Capital Partners CLO Ltd., Series 2015-22A, Class C, 5.20%, 02/20/27 (d),(f),(g)	1,200,000	1,196,520
Halcyon Loan Advisors Funding Ltd., Series 2014-2A, Class C, 4.54%, 04/28/25 (b),(d),(f),(g)	1,800,000	1,714,140
Jamestown CLO Ltd.,
Series 2013-2A, Class D, 6.79%, 01/22/25 (d),(f),(g)	2,000,000	1,985,600
Series 2015-7A, Class C, 4.79%, 07/25/27 (d),(f),(g)	2,000,000	1,981,600
Series 2015-7A, Class D, 6.54%, 07/25/27 (d),(f),(g)	1,100,000	1,054,680
KKR Financial CLO Ltd., Series 2012-1A, Class C, 5.63%, 12/15/24 (b),(d),(f),(g)	3,500,000	3,477,600
Kodiak CDO Ltd., Series 2006-1A, Class A2, 1.51%, 08/07/37 (d),(e),(f),(g)	1,250,000	1,050,000
Madison Park Funding Ltd.,
Series 2012-10A, Class DR, 5.23%, 01/20/29 (d),(f),(g)	1,000,000	999,400
Series 2014-14A, Class E, 5.78%, 07/20/26 (b),(d),(f),(g)	1,500,000	1,450,050
Nelder Grove CLO Ltd., Series 2014-1A, Class D1R, 5.10%, 08/28/26 (d),(f),(g)	3,000,000	3,022,500

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Principal Amount	Value
Neuberger Berman CLO Ltd., Series 2014-16A, Class D, 4.37%, 04/15/26 (d),(f),(g)	$1,000,000	$982,200
Northwoods Capital Ltd., Series 2014-12A, Class DR, 1.00%, 09/15/25 (d),(f),(g)	3,000,000	2,977,500
Ocean Trails CLO,
Series 2014-5A, Class DR, 1.00%, 10/13/26 (d),(f),(g)	1,800,000	1,782,360
Series 2014-5A, Class E, 6.37%, 10/13/26 (d),(f),(g)	2,000,000	1,959,400
Octagon Investment Partners Ltd.,
Series 2006-10A, Class D, 2.42%, 10/18/20 (d),(f),(g)	315,950	314,908
Series 2007-1A, Class D, 5.15%, 08/25/21 (d),(f),(g)	1,000,000	994,900
Series 2012-1AR, Class DR, 4.08%, 05/05/23 (d),(f),(g)	1,000,000	993,200
Series 2013-1A, Class CR, 4.44%, 12/16/24 (d),(f),(g)	1,000,000	996,400
Series 2014-1A, Class E, 6.28%, 08/12/26 (d),(f),(g)	600,000	570,240
Series 2014-1A, Class E1, 6.29%, 11/25/25 (d),(f),(g)	900,000	866,700
Series 2014-1A, Class D, 7.64%, 11/14/26 (d),(f),(g)	2,000,000	1,988,000
OFSI Fund Ltd., Series 2013-5A, Class B2L, 6.27%, 04/17/25 (d),(f),(g)	1,900,000	1,866,940
OHA Loan Funding Ltd., Series 2013-1A, Class E, 6.19%, 07/23/25 (d),(f),(g)	1,012,000	1,023,638
OZLM Funding Ltd.,
Series 2012-2A, Class CR, 4.89%, 10/30/27 (d),(f),(g)	1,500,000	1,494,150
Series 2013-4A, Class C, 4.24%, 07/22/25 (d),(f),(g)	800,000	791,600
Series 2013-5A, Class D, 5.77%, 01/17/26 (b),(d),(f),(g)	2,050,000	2,009,000
OZLM Ltd.,
Series 2014-7A, Class C, 4.62%, 07/17/26 (d),(f),(g)	1,500,000	1,488,750
Series 2015-11A, Class D, 6.44%, 01/30/27 (d),(f),(g)	800,000	777,200
Series 2015-13A, Class D, 6.49%, 07/30/27 (d),(f),(g)	1,100,000	1,068,760
Parallel Ltd., Series 2015-1A, Class D, 4.68%, 07/20/27 (d),(f),(g)	1,500,000	1,483,650

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Principal Amount	Value
Preferred Term Securities Ltd./Preferred Term Securities, Inc.,
1.48%, 06/22/37 (d),(e),(f),(g)	$271,164	$169,478
1.50%, 09/22/37 (d),(e),(f),(g)	267,307	168,403
1.51%, 03/22/37 (d),(e),(f),(g)	968,152	614,776
1.56%, 12/22/35 (d),(e),(f),(g)	1,032,739	660,953
1.61%, 09/23/35 (d),(e),(f),(g)	198,454	136,933
1.64%, 06/23/35 (b),(d),(e),(f),(g)	211,000	133,985
Sound Point CLO I Ltd., Series 2012-1A, Class D, 5.61%, 10/20/23 (d),(f),(g)	900,000	893,790
Sound Point CLO Ltd.,
Series 2012-1A, Class E, 7.03%, 10/20/23 (d),(f),(g)	300,000	297,930
Series 2014-1A, Class D, 4.42%, 04/18/26 (d),(f),(g)	1,200,000	1,206,360
Series 2015-2A, Class D, 4.58%, 07/20/27 (d),(f),(g)	1,700,000	1,684,360
Stone Tower CLO Ltd., Series 2007-6A, Class D, 4.62%, 04/17/21 (d),(f),(g)	7,189,000	7,137,958
Symphony CLO Ltd.,
Series 2006-2A, Class D, 4.55%, 10/25/20 (d),(f),(g)	1,000,000	997,000
Series 2007-3A, Class E, 4.69%, 05/15/19 (d),(f),(g)	1,300,000	1,292,330
Series 2013-11A, Class D, 5.02%, 01/17/25 (d),(f),(g)	2,100,000	2,085,090
TICP CLO Ltd., Series 2016-6A, Class D, 5.08%, 01/15/29 (d),(f),(g)	1,000,000	1,003,800
Trapeza CDO LLC,
Series 2007-12A, Class A2, 1. 36%, 04/06/42 (d),(e),(f),(g)	375,000	232,500
Series 2007-13A, Class A2A, 1.37%, 11/09/42 (d),(e),(f),(g)	431,000	265,065
Series 2007-13A, Class A3, 1.47%, 11/09/42 (b),(d),(e),(f),(g)	270,000	163,350
Venture CDO Ltd.,
Series 2013-13A, Class D, 4.66%, 06/10/25 (d),(f),(g)	5,000,000	4,966,000
Series 2013-14A, Class D, 4.80%, 08/28/25 (b),(d),(f),(g)	4,775,000	4,752,080
Series 2014-16A, Class B1L, 4.47%, 04/15/26 (b),(d),(f),(g)	4,000,000	3,939,600
Series 2014-19A, Class D, 5.02%, 01/15/27 (b),(d),(f),(g)	2,500,000	2,493,000
Vibrant CLO Ltd., Series 2015-3A, Class C, 4.68%, 04/20/26 (d),(f),(g)	3,082,000	3,080,459

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Principal Amount	Value
Voya CLO Ltd., Series 2013-1A, Class C, 4.52%, 04/15/24 (b),(d),(f),(g)	$1,900,000	$1,884,040

Total Cayman Islands		153,595,414

United States — 4.7%
Access Group, Inc., Series 2005-A, Class B, 1.84%, 07/25/34 (d),(g)	1,928,274	1,722,141
AMPLIT Trust, Series 2015-A, Class B, 6.75%, 09/15/21 (d),(f)	1,207,000	1,217,380
Amresco Independence Funding, Series 1999-1A, Class M, 3.05%, 07/15/26 (d),(e),(f),(g)	94,768	86,476
Apollo Aviation Securitization, Series 2016-1A, Class B, 6.50%, 03/17/36 (d),(f),(g),(l)	4,114,800	4,144,427
Ares CLO Ltd., Series 2007-3RA, Class E, 4.52%, 04/16/21 (d),(f),(g)	2,500,000	2,481,250
Ascentium Equipment Receivable Trust, Series 2016-2A, Class E, 6.79%, 10/10/24 (d),(e),(f)	377,000	396,227
Associates Manufactured Housing Pass-Through Certificates,
Series 1997-2, Class M, 7.03%, 03/15/28 (d),(e),(g)	103,994	104,722
Series 1997-2, Class B1, 7.15%, 03/15/28 (d),(e),(g)	274,495	324,618
Avant Loans Funding Trust,
Series 2016-A, Class B, 7.65%, 06/15/20 (d),(f)	1,262,000	1,293,550
Series 2016-B, Class B, 7.80%, 09/15/20 (d),(f)	7,330,000	7,588,016
Bear Stearns Asset-Backed Securities Trust,
Series 2007-1, Class A2, 1.26%, 01/25/37 (d),(g)	1,916,110	1,841,957
Series 2007-2, Class A2, 1.30%, 01/25/47 (d),(g)	3,080,027	2,967,298
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-1A, Class D, 4.47%, 04/17/25 (d),(f),(g)	1,700,000	1,701,020
Series 2015-3A, Class D, 6.74%, 07/28/28 (d),(f),(g)	1,100,000	1,089,110
Carrington Mortgage Loan Trust, Series 2006-NC3, Class A2, 1.08%, 08/25/36 (d),(g)	554,453	541,977
Castlelake Aircraft Securitization Trust, Series 2016-1, Class B, 6.15%, 08/15/41 (d)	4,620,423	4,613,492
Chrysler Capital Auto Receivable Trust,
Series 2014-AA, Class D, 2.64%, 07/15/21 (d),(f)	1,380,000	1,374,342
Series 2015-BA, Class D, 4.17%, 01/16/23 (d),(f)	5,300,000	5,381,090
Series 2016-AA, Class D, 4.22%, 02/15/23 (d),(f)	2,000,000	2,008,800
Citi Held For Asset Issuance,
Series 2015-PM3, Class C, 6.99%, 05/16/22 (d),(f)	267,000	271,032
Series 2016-PM1, Class C, 10.26%, 04/15/25 (d),(f)	254,000	270,739

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Principal Amount	Value
Conn Funding II LP, Series 2016-A, Class B, 8.96%, 08/15/18 (d),(f)	$813,000	$823,244
Conseco Financial Corp., Series 1998-4 SEQ, Class A5, 6.18%, 04/01/30 (d)	315,902	333,214
Countrywide Home Equity Loan Trust,
Series 2004-I, Class A, 1.20%, 02/15/34 (d),(e),(g)	809,832	735,085
Series 2004-P, Class 2A, 1.23%, 03/15/34 (d),(e),(g)	18,446	16,714
Series 2006-G, Class 2A, 0.92%, 10/15/36 (d),(e),(g)	184,673	158,209
Credit Suisse Mortgage Trust,
Series 2015-RPL2, Class A1A, 3.75%, 11/25/57 (d),(f),(g),(l)	5,953,566	5,872,002
Series 2015-RPL3, Class A1, 3.75%, 12/25/56 (d),(f),(g),(h),(l)	6,218,423	6,135,096
Series 2015-RPL5, Class A1, 3.50%, 11/26/55 (b),(d),(f),(g),(l)	32,333,443	31,919,575
Credit-Based Asset Servicing & Securitization LLC,
Series 2006-SC1, Class M1, 1.34%, 05/25/36 (d),(e),(f),(g)	195,000	182,812
Series 2006-SC1, Class M2, 1.38%, 05/25/36 (d),(e),(f),(g)	529,000	477,105
Deutsche Financial Capital Securitization LLC, Series 1998-I, Class M, 6.80%, 04/15/28 (d)	98,154	103,308
Drive Auto Receivables Trust,
Series 2015-AA, Class D, 4.12%, 07/15/22 (b),(d),(f)	5,300,000	5,401,230
Series 2015-DA, Class C, 3.38%, 11/15/21 (d),(f)	5,375,000	5,449,175
Series 2015-DA, Class D, 4.59%, 01/17/23 (d),(f)	2,500,000	2,539,000
DT Auto Owner Trust, Series 2015-1A, Class D, 4.26%, 02/15/22 (d),(f)	1,000,000	1,020,600
Exeter Automobile Receivables Trust,
Series 2014-1A, Class D, 5.53%, 02/16/21 (b),(d),(f)	3,000,000	3,103,800
Series 2014-2A, Class D, 4.93%, 12/15/20 (d),(f)	2,700,000	2,775,870
Series 2014-3A, Class C, 4.17%, 06/15/20 (b),(d),(f)	1,900,000	1,927,360
FFCA Secured Lending Corp., Series 1999-2, Class WA1C, 7.95%, 05/18/26 (d),(e),(f)	642,551	644,479
Flagship Credit Auto Trust, Series 2015-2, Class C, 4.08%, 12/15/21 (d),(f)	1,800,000	1,837,260

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Principal Amount	Value
Flatiron CLO Ltd.,
Series 2007-1A, Class D, 3.62%, 10/15/21 (d),(f),(g)	$800,000	$798,400
Series 2007-1A, Class E, 6.02%, 10/15/21 (d),(f),(g)	1,500,000	1,495,950
GE Business Loan Trust, Series 2005-1A, Class C, 1.61%, 06/15/33 (d),(e),(f),(g)	23,912	19,691
Honor Automobile Trust Securitization, Series 2016-1A, Class B, 5.76%, 04/15/21 (d),(f)	520,000	522,028
Merit Securities Corp., Series 12-1, Class 1M1, 7.63%, 07/28/33 (d),(g),(l)	950,000	1,007,000
Merlin Aviation Holdings DAC, Series 2016-1 SEQ, Class A, 4.50%, 12/15/32 (d),(f),(g),(l)	9,016,212	8,813,347
Nationstar HECM Loan Trust,
Series 2015-2A, Class M2, 6.66%, 11/25/25 (d),(f)	3,253,000	3,300,819
Series 2016-1A, Class M2, 7.39%, 02/25/26 (d),(f)	2,509,000	2,511,509
Series 2016-2A, Class M2, 6.54%, 06/25/26 (d),(f)	1,693,000	1,710,099
Series 2016-3A, Class M2, 5.68%, 08/25/26 (d),(f)	1,217,000	1,208,481
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV2, 1.11%, 06/25/37 (b),(d),(g)	373,511	375,864
NYMT Residential LLC, Series 2016-RP1A, Class A, 4.00%, 03/25/21 (d),(f),(g),(l)	6,485,916	6,483,970
Ondeck Asset Securitization Trust, Series 2016-1A, Class B, 7.63%, 05/17/20 (d),(e),(f)	2,993,000	3,023,529
Oportun Funding LLC, Series 2016-C, Class B, 4.85%, 11/08/21 (d),(f)	1,108,000	1,113,540
Preston Ridge Partners Mortgage LP, Series 2016-1A, Class A1, 4.00%, 09/27/21 (d),(f),(g)	6,155,348	6,147,961
Pretium Mortgage Credit Partners LLC, Series 2016-NPL1 SEQ, Class A1, 4.38%, 02/27/31 (b),(d),(f),(g),(l)	6,870,464	6,879,396
Venture CDO Ltd.,
Series 2007-8A, Class E, 5.29%, 07/22/21 (d),(f),(g)	700,000	693,910
Series 2007-9A, Class D, 5.16%, 10/12/21 (d),(f),(g)	2,000,000	1,995,200
Vericrest Opportunity Loan Trust,
Series 2015-NP10, Class A1, 3.63%, 07/25/45 (d),(f),(g),(h),(l)	11,272,251	11,276,760
Series 2015-NP12, Class A1, 3.88%, 09/25/45 (d),(f),(g),(l)	3,518,700	3,532,774

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Principal Amount		Value
Series 2015-NPL2, Class A1, 3.38%, 02/25/55 (b),(d),(f),(g),(l)	$1,410,134		$1,410,839
Series 2015-NPL4, Class A1, 3.50%, 02/25/55 (b),(d),(f),(g),(l)	748,220		750,091
Series 2015-NPL9, Class A1, 3.50%, 06/26/45 (d),(f),(g),(h),(l)	4,776,443		4,775,966
Series 2016-NPL4 SEQ, Class A1, 4.25%, 04/25/46 (d),(f),(g),(l)	752,644		758,741
Series 2016-NPL5 SEQ, Class A1, 4.00%, 05/25/46 (d),(f),(g),(l)	3,950,609		3,970,757
Series 2016-NPL6 SEQ, Class A1, 3.84%, 06/25/46 (d),(f),(g),(l)	7,151,053		7,169,645
Series 2016-NPL7 SEQ, Class A1, 3.75%, 06/25/46 (d),(f),(g),(h),(l)	5,858,529		5,876,690
Westgate Resorts LLC, Series 2014-1A, Class C, 5.50%, 12/20/26 (b),(d),(f)	1,564,759		1,560,534

Total United States			202,058,293

TOTAL ASSET-BACKED SECURITIES (COST $349,435,431)			355,653,707

CONVERTIBLE BONDS — 1.8%
France — 0.0%
Internet Media — 0.0%
Solocal Group, 0.00%, 03/13/22 (j)	81,227	EUR	875

Total France			875

Germany — 1.3%
Pharmaceuticals — 1.2%
Bayer Capital Corp. BV, 5.63%, 11/22/19 (d),(f)	23,000,000	EUR	28,538,282
Bayer Capital Corp. BV REG S, 5.63%, 11/22/19	19,800,000	EUR	24,567,738

			53,106,020

Real Estate — 0.1%
Deutsche Wohnen AG REG S, 0.33%, 07/26/24	4,200,000	EUR	4,379,746

Total Germany			57,485,766

Spain — 0.5%
Wireless Telecommunication Services — 0.5%
Telefonica Participacion Co. REG S, 4.90%, 09/25/17	18,500,000	EUR	19,382,526

Total Spain			19,382,526

TOTAL CONVERTIBLE BONDS (COST $70,365,163)			76,869,167

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Principal Amount		Value

BANK DEBT — 0.3%
Canada — 0.0%
Consumer Products — 0.0%
KIK Custom Products, Inc., 5.65%, 08/26/22 (d),(e),(g)	$155,468		$157,605

Total Canada			157,605

Luxembourg — 0.0%
Aerospace & Defense — 0.0%
Silver II US Holdings LLC, 4.15%, 12/13/19 (d),(e),(g)	289,566		271,227

Total Luxembourg			271,227

Netherlands — 0.0%
Exploration & Production — 0.0%
Endeavour International Holding BV, 15.00%, 01/02/18 (d),(e),(g),(i)	1,750,492		175,049

Total Netherlands			175,049

United Kingdom — 0.0%
Transportation & Logistics — 0.0%
CEVA Group PLC, 6.50%, 03/19/21 (d),(e),(g)	37,168		32,350
Ceva Logistics U.S. Holdings, 6.54%, 03/19/21 (d),(e),(g)	27,486		23,923
Ceva Logistics Canada, 6.54%, 03/19/21 (d),(e),(g)	3,436		2,990
Ceva Intercompany BV, 6.54%, 03/19/21 (d),(e),(g)	19,927		17,344

Total United Kingdom			76,607

United States — 0.3%
Advertising & Marketing — 0.0%
Affinion Group, Inc., 6.75%, 04/30/18 (d),(e),(g)	1,101,930		1,096,630
Checkout Holdings Corp., 4.5%, 04/04/21 (d),(e),(g)	28,899		26,009

			1,122,639

Chemicals — 0.0%
LyondellBasell Industries NV,
0.00%, 08/15/49 (d),(e),(i)	11,000,000		660,000
0.00%, 08/15/15 (d),(e),(i)	882,886	EUR	70,640

			730,640

Coal Operations — 0.0%
Peabody Energy Corp., 2.25%, 09/24/18 (d),(e),(g)	$142,009		144,032

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Principal Amount	Value
Containers & Packaging — 0.1%
Bway Holding Co., 4.75%, 03/22/24 (d),(e)	$1,174,594	$1,170,930
Bway Holding Co., 4.75%, 08/14/23 (d),(e),(g)	50,661	50,526
Consolidated Container Co. LLC, 5.00%, 07/03/19 (d),(e),(g)	1,381,433	1,377,979

		2,599,435

Financial Services — 0.0%
LBI Media, Inc., 8.25%, 03/31/18 (d),(e)	98,280	98,280

Food & Beverage — 0.0%
CSM Bakery Supplies, 5.00%, 07/03/20 (d),(e),(g)	118,326	111,227

Hardware — 0.0%
Western Digital Corp., 3.74%, 04/29/23 (d),(e)	654,817	657,999

Machinery Manufacturing — 0.1%
Gardner Denver, Inc., 4.25%, 07/30/20 (d),(e),(g)	1,852,473	1,847,267

Medical Equipment & Devices Manufacturing — 0.0%
Ortho Clinical Diagnostics SA, 4.75%, 06/30/21 (d),(e),(g)	1,460,638	1,451,510

Metals & Mining — 0.0%
Blackhawk Mining LLC, 10.65%, 02/14/22 (d),(e)	1,183,265	1,147,767
Offshore Group Investment Ltd., 7.65%, 12/31/19 (d),(e)	447,993	443,513

		1,591,280

Oil & Gas Services & Equipment — 0.0%
Mcjunkin Red Man Corp., 5.00%, 11/08/19 (d),(e),(g)	163,278	164,095

Software & Services — 0.0%
Syniverse Holdings, Inc., 4.04%, 04/23/19 (d),(e),(g)	372,341	342,088

Utilities — 0.0%
Culligan International Co., 5.00%, 12/13/23 (d),(e)	254,578	258,078

Wireless Telecommunication Services — 0.1%
Ligado Networks LLC, 9.85%, 12/07/20 (d),(e),(g)	1,991,005	1,944,217

Total United States		13,062,787

TOTAL BANK DEBT (COST $14,968,780)		13,743,275

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Principal Amount		Value

CORPORATE BONDS & NOTES — 5.3%
Brazil — 0.2%
Integrated Oils — 0.2%
Petrobras Global Finance BV,
6.13%, 01/17/22	$1,684,000		$1,765,674
8.38%, 05/23/21	4,283,000		4,845,144
Transportation & Logistics — 0.0%
Rumo Luxembourg Sarl REG S, 7.38%, 02/09/24	600,000		618,000

Total Brazil			7,228,818

Canada — 0.2%
Publishing & Broadcasting — 0.2%
Postmedia Network, Inc., PIK, 10.25%, 07/15/23 (d),(f)	5,615,055		6,667,878

Travel & Lodging — 0.0%
River Cree Enterprises LP, 11.00%, 01/20/21 (d),(f)	1,404,000	CAD	1,087,642

Total Canada			7,755,520

Cyprus — 0.3%
Financial Services — 0.3%
Volcan Holdings PLC REG S, 4.13%, 04/11/20	10,000,000	GBP	12,591,650

Total Cyprus			12,591,650

Ecuador — 0.0%
Refining & Marketing — 0.0%
EP PetroEcuador via Noble Sovereign Funding I Ltd., 6.79%, 09/24/19 (g)	$1,764,737		1,760,854

Total Ecuador			1,760,854

France — 0.2%
Oil & Gas Services & Equipment — 0.1%
CGG SA,
6.50%, 06/01/21	10,900,000		5,041,250
6.88%, 01/15/22	3,000,000		1,387,500

			6,428,750

Property & Casualty Insurance — 0.1%
Groupama SA, 6.00%, 01/23/27	200,000	EUR	225,095
Groupama SA REG S, 6.38% (g),(k)	1,800,000	EUR	1,967,692

			2,192,787

Total France			8,621,537

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Principal Amount		Value
Malaysia — 0.1%
Utilities — 0.1%
1MDB Energy Ltd. REG S, 5.99%, 05/11/22	$2,500,000		$2,699,325

Total Malaysia			2,699,325

Mexico — 0.4%
Integrated Oils — 0.3%
Petroleos Mexicanos,
4.25%, 01/15/25	2,129,000		2,043,840
6.38%, 02/04/21	3,197,000		3,467,882
6.88%, 08/04/26	2,214,000		2,457,540
Petroleos Mexicanos REG S,
MTN, 1.88%, 04/21/22	3,821,000	EUR	3,944,416
MTN, 3.75%, 02/21/24	2,616,000	EUR	2,839,865

			14,753,543

Transportation & Logistics — 0.1%
Mexico City Airport Trust REG S, 5.50%, 10/31/46	$2,401,000		2,364,265

Total Mexico			17,117,808

Netherlands — 0.0%
Wireless Telecommunication Services — 0.0%
GTH Finance BV, 6.25%, 04/26/20	1,968,000		2,092,496

Total Netherlands			2,092,496

South Africa — 0.0%
Wireless Telecommunication Services — 0.0%
MTN Mauritius Investment Ltd.,
6.50%, 10/13/26	1,476,000		1,503,306

Total South Africa			1,503,306

Russian Federation — 0.1%
Railroad — 0.1%
Russian Railways via RZD Capital PLC,
4.38%, 03/01/24	3,491,000		3,486,566

Total Russian Federation			3,486,566

United Kingdom — 0.3%
Transportation & Logistics — 0.2%
Algeco Scotsman Global Finance PLC,
8.50%, 10/15/18 (d),(f)	3,123,000		2,970,754
9.00%, 10/15/18 (d)	200,000	EUR	202,693
10.75%, 10/15/19 (d),(f)	$256,000		221,440
CEVA Group PLC, 4.00%, 05/01/18 (d),(f)	4,969,135		4,795,215

			8,190,102

Utilities — 0.1%
Viridian Group FundCo II Ltd. REG S, 7.50%, 03/01/20	4,500,000	EUR	5,043,797

Total United Kingdom			13,233,899

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Principal Amount	Value
United States — 3.5%
Casinos & Gaming — 0.0%
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 10.25%, 11/15/22 (d),(f)	$1,280,000	$1,372,403

Commercial Finance — 0.0%
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 03/15/22 (d),(f)	600,000	596,250

Consumer Finance — 0.1%
DFC Finance Corp., PIK, 12.00%, 06/16/20 (d),(f)	8,338,050	5,586,494

Consumer Services — 0.1%
Corporate Risk Holdings LLC, 9.50%, 07/01/19 (d),(f)	1,883,000	1,991,273
RR Donnelley & Sons Co.,
6.00%, 04/01/24 (c),(d)	541,000	503,806
6.50%, 11/15/23 (b),(d)	1,406,000	1,363,820

		3,858,899

Containers & Packaging — 0.1%
BWAY Holding Co.,
5.50%, 04/15/24 (d),(f)	466,000	469,495
7.25%, 04/15/25 (d),(f)	131,000	131,000
9.13%, 08/15/21 (d),(f)	4,359,000	4,767,438
Consolidated Container Co. LLC/Consolidated Container Capital, Inc., 10.13%, 07/15/20 (d),(f)	701,000	722,030

		6,089,963

Entertainment Resources — 0.1%
Production Resource Group, Inc., 8.88%, 05/01/19 (d),(e)	3,618,000	2,713,500

Exploration & Production — 0.0%
Ultra Petroleum Corp., 6.13%, 10/01/24 (a),(d),(f),(i)	159,000	112,890

		112,890

Financial Services — 0.5%
Citigroup Global Markets Holdings, Inc. REG S, 0.010%, 09/14/17 - 10/26/17	194,439,035	9,806,360
MF Global Holdings Ltd.,
1.88%, 02/01/16 (a),(d),(e),(i)	18,687,000	6,540,450
3.38%, 08/01/18 (a),(d),(e),(i)	4,770,000	1,669,500
6.25%, 08/08/16 (a),(d),(e),(i)	4,026,000	1,409,100

		19,425,410

Forest & Paper Products Manufacturing — 0.2%
Resolute Forest Products, Inc., 5.88%, 05/15/23 (c),(d)	8,313,000	7,616,786

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Principal Amount	Value
Hardware — 0.2%
Everi Payments, Inc., 10.00%, 01/15/22 (b),(c),(d)	$7,913,000	$8,209,737

Health Care Facilities & Services — 0.0%
Universal Hospital Services, Inc., 7.63%, 08/15/20 (d)	1,225,000	1,218,875

Industrial Other — 0.0%
Michael Baker International LLC / CDL Acquisition Co., Inc., 8.25%, 10/15/18 (b),(d),(f)	1,592,000	1,599,960

Managed Care — 0.1%
Opal Acquisition, Inc., 8.88%, 12/15/21 (b),(d),(f)	5,716,000	4,972,920

Medical Equipment & Devices Manufacturing — 0.1%
Crimson Merger Sub, Inc., 6.63%, 05/15/22 (d),(f)	2,223,000	2,067,390

Metals & Mining — 0.1%
AK Steel Corp., 7.625%, 05/15/20 - 10/01/21 (b),(d)	2,889,000	2,997,338
Allegheny Technologies, Inc., 9.38%, 06/01/19 (b),(d)	2,197,000	2,405,715

		5,403,053

Oil & Gas Services & Equipment — 0.0%
CSI Compressco LP / Compressco Finance, Inc., 7.25%, 08/15/22 (b),(d)	507,000	481,650

Pipeline — 0.1%
American Midstream Partners LP / American Midstream Finance Corp., 8.50%, 12/15/21 (d),(f)	572,000	583,440
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 02/15/21 (d)	649,000	655,490
NGPL PipeCo LLC, 7.12%, 12/15/17 (d),(f)	1,004,000	1,031,610

		2,270,540

Publishing & Broadcasting — 1.2%
American Media, Inc.,
0.00%, 03/01/22 (d),(f),(j)	31,362,395	25,677,961
5.50%, 09/01/21 (d),(f)	4,284,636	4,402,463
Knight Ridder, Inc.,
6.88%, 03/15/29 (b),(d)	4,843,000	4,019,690
7.15%, 11/01/27 (d)	931,000	866,994
LBI Media, Inc.,
10.00%, 04/15/19 (d),(f),(l)	4,201,000	4,169,493
13.50%, 04/15/20 (d),(f)	3,969,244	2,381,546

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Principal Amount		Value
Lee Enterprises, Inc., 9.50%, 03/15/22 (c),(d),(f)	$3,563,000		$3,739,547
Time, Inc., 5.75%, 04/15/22 (b),(c),(d),(f)	6,068,000		6,310,720

			51,568,414

Railroad — 0.0%
Florida East Coast Holdings Corp.,
6.75%, 05/01/19 (d),(f)	1,215,000		1,251,450
9.75%, 05/01/20 (d),(f)	392,000		418,950

			1,670,400

Renewable Energy — 0.0%
Ultra Resources, 4.98%, 12/31/49 (d),(e)	371,174		395,300

Retail—Consumer Discretionary — 0.2%
DriveTime Automotive Group, Inc. / DT Acceptance Corp., 8.00%, 06/01/21 (b),(d),(e),(f)	9,924,000		9,725,520

Software & Services — 0.3%
CURO Financial Technologies Corp., 12.00%, 03/01/22 (d),(f)	1,945,000		2,003,350
Harland Clarke Holdings Corp., 9.25%, 03/01/21 (b),(d),(f)	2,974,000		2,895,932
iPayment, Inc., 9.50%, 12/15/19 (d),(f)	5,914,598		6,165,968
Syniverse Foreign Holdings Corp., 9.13%, 01/15/22 (d),(f)	1,279,000		1,234,235
Syniverse Holdings, Inc., 9.13%, 01/15/19 (d)	149,000		138,943

			12,438,428

Wireless Telecommunication Services — 0.1%
Sprint Communications, Inc., 9.00%, 11/15/18 (d),(f)	1,650,000		1,796,438

Total United States			151,191,220

TOTAL CORPORATE BONDS & NOTES (COST $205,743,435)			229,282,999

SOVEREIGN DEBT — 6.0%
Argentine Bonos del Tesoro, 22.75%, 03/05/18	33,483,368	ARS	2,306,572
Argentine Republic Government International Bond,
2.26%, 12/31/38 (g),(l)	10,718,403	EUR	6,892,303
3.88%, 01/15/22	4,213,000	EUR	4,455,506
5.00%, 01/15/27	631,000	EUR	628,622
5.63%, 01/26/22	2,547,000	EUR	2,608,128
7.82%, 12/31/33	9,490,987	EUR	10,611,609
8.75%, 06/02/17 (g)	7,992,690	EUR	8,080,610

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Principal Amount		Value
Deutsche Bundesrepublik Inflation Linked Bond REG S, 0.10%, 04/15/26 (b),(d)	23,382,657	EUR	$27,501,687
Eastern and Southern African Trade and Development Bank, 5.38%, 03/14/22	$1,687,000		1,712,305
Ecuador Government International Bond, 10.75%, 03/28/22	1,316,000		1,391,670
Egypt Government International Bond, 6.13%, 01/31/22	3,199,000		3,326,960
France Government Bond OAT REG S, 0.10%, 03/01/25 (b),(d)	25,312,204	EUR	28,526,836
Hellenic Republic Government Bond REG S,
3.00%, 02/24/23 - 02/24/42 (g),(l)	9,659,999	EUR	7,335,156
3.00%, 02/24/35 (l)	508,421	EUR	360,672
4.75%, 04/17/19 (f)	4,854,000	EUR	4,904,369
Honduras Government International Bond, 8.75%, 12/16/20	$655,000		742,004
Japan Treasury Discount Bill, 0.00%, 06/26/17 (d),(j)	3,000,000,000	JPY	26,961,223
Mexican Bonos, 10.00%, 12/05/24 (d)	315,050,000	MXN	19,795,282
Oman Government International Bond, 3.88%, 03/08/22	3,705,000		3,746,126
Pakistan Government International Bond REG S, 6.75%, 12/03/19	2,835,000		3,002,583
Paraguay Government International Bond,
4.63%, 01/25/23	3,779,000		3,930,160
4.70%, 03/27/27	559,000		565,988
Republic of Iraq REG S, 5.80%, 01/15/28	3,833,000		3,379,709
Republic of South Africa Government Bond, 10.50%, 12/21/26	50,949,000	ZAR	4,198,961
Russian Federation REG S, 5.63%, 04/04/42	$3,200,000		3,516,160
Russian Foreign Bond—Eurobond, 4.75%, 05/27/26	6,400,000		6,672,000
Sweden Government Bond, 1.00%, 11/12/26 (b),(d)	177,000,000	SEK	20,469,316
Ukraine Government International Bond, 7.750%, 09/01/19 - 09/01/27	$10,022,000		9,803,048
United Kingdom Gilt Inflation Linked Bond REG S, 0.125%, 03/22/24 - 03/22/26 (b),(d)	28,267,154	GBP	42,647,702

TOTAL SOVEREIGN DEBT (COST $269,806,686)			260,073,267

MORTGAGE-BACKED SECURITIES — 32.2%
Bermuda — 0.1%
Collateralized Mortgage Obligation (Residential) — 0.1%
Bellemeade Re Ltd., Series 2015-1A, Class M2, 5.28%, 07/25/25 (d),(f),(g)	$5,674,829		5,715,120

Total Bermuda			5,715,120

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Principal Amount	Value
Cayman Islands — 0.6%
Collateralized Debt Obligation (Commercial) — 0.4%
Arbor Realty Collateralized Loan Obligation Ltd., Series 2015-FL1A, Class B, 4.16%, 03/15/25 (d),(e),(f),(g)	$639,000	$636,380
Gramercy Real Estate CDO Ltd.,
Series 2005-1A, Class D, 1.84%, 07/25/35 (d),(e),(f),(g)	2,000,000	1,979,800
Series 2006-1A, Class D, 1.60%, 07/25/41 (d),(e),(f),(g)	1,100,000	1,051,380
Series 2006-1A, Class E, 1.74%, 07/25/41 (d),(e),(f),(g)	4,248,000	3,935,772
Series 2007-1A, Class BFX, 6.00%, 08/15/56 (d),(e),(f)	536,000	5,253
N-Star Real Estate CDO Ltd., Series 2005-5A, Class A1, 1.24%, 09/22/45 (d),(e),(f),(g)	504,362	481,666
Sorin Real Estate CDO Ltd.,
Series 2005-1A, Class A2, 1.52%, 06/07/40 (d),(e),(f),(g)	3,645,061	3,560,131
Series 2005-1A, Class B, 1.58%, 06/07/40 (d),(e),(f),(g)	2,813,000	2,334,790
Series 2006-4A, Class C, 1.57%, 10/28/46 (d),(e),(f),(g)	738,000	674,975
SRERS Funding Ltd., Series 2011-RS, Class A1B1, 1.10%, 05/09/46 (d),(e),(f),(g)	3,141,413	3,129,789

		17,789,936

Collateralized Mortgage Obligation (Residential) — 0.1%
LSTAR Securities Investment Ltd., Series 2017-2, Class A1, 2.78%, 02/01/22 (d),(f),(g)	5,816,809	5,758,641

Commercial Mortgage-Backed Securities — 0.1%
PFP Ltd., Series 2017-3, Class D, 4.28%, 01/14/35 (d),(f),(g)	1,000,000	1,005,300
Resource Capital Corp. Ltd., Series 2015-CRE3, Class D, 4.94%, 03/15/32 (d),(f),(g)	1,500,000	1,511,400

		2,516,700

Total Cayman Islands		26,065,277

United States — 31.5%
Collateralized Debt Obligation (Commercial) — 0.0%
RAIT Preferred Funding Ltd., Series 2007-2A, Class A2, 1.43%, 06/25/45 (d),(e),(f),(g)	233,767	232,949

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Principal Amount	Value
Collateralized Mortgage Obligation (Residential) — 15.3%
Chase Mortgage Finance Corp., Series 2007-A2, Class 3A2, 3.38%, 07/25/37 (d),(g)	$190,825	$184,451
Citicorp Mortgage Securities Trust, Series 2006-3, Class 1A10, 6.25%, 06/25/36 (d)	476,302	472,778
Connecticut Avenue Securities,
Series 2014-C01, Class M2, 5.38%, 01/25/24 (d),(g),(h)	6,254,577	6,886,289
Series 2014-C02, Class 2M2, 3.58%, 05/25/24 (b),(d),(g)	5,759,000	5,844,809
Series 2014-C02, Class 1M2, 3.58%, 05/25/24 (b),(d),(g),(h)	35,602,501	36,243,346
Series 2014-C03, Class 2M2, 3.88%, 07/25/24 (b),(d),(g),(h)	9,722,522	9,999,614
Series 2014-C03, Class 1M2, 3.98%, 07/25/24 (b),(d),(g),(h)	11,622,184	11,984,796
Series 2014-C04, Class 1M2, 5.88%, 11/25/24 (d),(g),(h)	6,049,000	6,733,747
Series 2014-C04, Class 2M2, 5.98%, 11/25/24 (d),(g)	4,593,124	5,060,244
Series 2015-C01, Class 1M2, 5.28%, 02/25/25 (d),(g),(h)	12,662,842	13,446,671
Series 2015-C01, Class 2M2, 5.53%, 02/25/25 (d),(g)	2,050,031	2,176,929
Series 2015-C02, Class 1M2, 4.98%, 05/25/25 (d),(g),(h)	26,805,018	28,268,572
Series 2015-C02, Class 2M2, 4.98%, 05/25/25 (d),(g),(h)	10,114,207	10,619,917
Series 2015-C03, Class 1M2, 5.98%, 07/25/25 (d),(g),(h)	4,541,000	4,992,375
Series 2015-C03, Class 2M2, 5.98%, 07/25/25 (d),(g),(h)	7,283,000	7,962,504
Series 2015-C04, Class 2M2, 6.53%, 04/25/28 (d),(g),(h)	9,664,000	10,727,040
Series 2015-C04, Class 1M2, 6.68%, 04/25/28 (d),(g),(h)	7,759,000	8,771,550
Series 2016-C01, Class 1M2, 7.73%, 08/25/28 (b),(d),(g)	12,291,000	14,564,835
Series 2016-C01, Class 2M2, 7.93%, 08/25/28 (b),(d),(g)	15,363,000	18,189,792
Series 2016-C02, Class 1M2, 6.98%, 09/25/28 (d),(g)	26,712,000	30,483,735
Series 2016-C03, Class 2M2, 6.88%, 10/25/28 (d),(g)	4,336,000	4,929,598
Series 2016-C04, Class 1M1, 2.43%, 01/25/29 (b),(d),(g)	2,884,523	2,911,638

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Principal Amount	Value
Series 2016-C04, Class 1M2, 5.23%, 01/25/29 (b),(d),(g)	$1,000,000	$1,056,800
Series 2016-C05, Class 2M2, 5.43%, 01/25/29 (d),(g)	3,514,000	3,729,057
Countrywide Alternative Loan Trust,
Series 2004-28CB SEQ, Class 3A1, 6.00%, 01/25/35 (d)	908,400	886,598
Series 2005-21CB, Class A17, 6.00%, 06/25/35 (b),(d)	1,144,261	1,123,092
Countrywide Asset-Backed Certificates,
Series 2005-15, Class 1AF6, 4.15%, 04/25/36 (d),(g)	22,031	22,536
Series 2006-BC4, Class 2A2, 0.94%, 11/25/36 (d),(g)	178,293	176,992
Federal Home Loan Mortgage Corp.,
Series 2015-SC02, Class M3, 3.69%, 09/25/45 (d),(g)	866,000	728,046
Series 2016-DNA3, Class M3, 5.98%, 12/25/28 (d),(g)	1,784,000	1,970,071
Series 2016-DNA4, Class M3, 4.78%, 03/25/29 (d),(g)	1,500,000	1,548,600
Series 2016-HQA4, Class M3, 4.88%, 04/25/29 (d),(g)	17,027,000	17,568,459
Series 2017-HQA1, Class M2, 4.53%, 08/25/29 (d),(g)	8,888,000	8,897,777
Federal National Mortgage Association,
4.00%, 05/01/47 (d),(m)	58,500,000	61,132,500
4.50%, 05/01/47 (d),(m)	57,500,000	61,438,750
Series 2016-C06, Class 1M2, 5.23%, 04/25/29 (d),(g)	35,197,000	37,206,749
Series 2016-C07, Class 2M2, 5.33%, 04/25/29 (d),(g)	29,355,000	30,940,170
Series 2017-C01, Class 1M2, 4.53%, 07/25/29 (d),(g)	20,447,000	20,694,409
Series 2017-C02, Class 2M2, 4.63%, 09/25/29 (d),(g),(h)	16,274,000	16,396,055
JP Morgan Alternative Loan Trust, Series 2005-A2, Class 1A1, 1.50%, 01/25/36 (b),(d),(g)	636,047	595,149
Structured Agency Credit Risk,
Series 2013-DN2, Class M2, 5.23%, 11/25/23 (b),(d),(g),(h)	23,777,000	25,669,649
Series 2014-DN1, Class M3, 5.48%, 02/25/24 (d),(g),(h)	2,013,142	2,247,069
Series 2014-DN2, Class M3, 4.58%, 04/25/24 (d),(g)	15,648,000	16,763,702

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Principal Amount	Value
Series 2014-HQ2, Class M3, 4.73%, 09/25/24 (b),(d),(g)	$6,440,835	$6,941,932
Series 2014-HQ3, Class M3, 5.73%, 10/25/24 (d),(g)	783,000	859,186
Series 2015-DNA1, Class M3, 4.28%, 10/25/27 (d),(g),(h)	8,641,869	9,266,676
Series 2015-DNA3, Class M3, 5.68%, 04/25/28 (d),(g),(h)	5,300,088	5,852,357
Series 2015-HQA1, Class M3, 5.68%, 03/25/28 (d),(g)	4,242,000	4,652,626
Series 2015-HQA1, Class B, 9.78%, 03/25/28 (d),(e),(g)	5,397,936	6,209,245
Series 2015-HQA2, Class M3, 5.78%, 05/25/28 (d),(g)	5,130,000	5,655,312
Series 2016-DNA1, Class M3, 6.53%, 07/25/28 (b),(d),(g)	36,678,000	41,655,205
Series 2016-DNA2, Class M3, 5.63%, 10/25/28 (d),(g)	9,840,000	10,663,608
Series 2016-HQA1, Class M3, 7.33%, 09/25/28 (d),(g)	4,562,000	5,431,517
Series 2016-HQA2, Class M3, 6.13%, 11/25/28 (d),(g),(h)	14,088,000	15,677,126
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 1A1, 6.00%, 10/25/37 (b),(d)	372,297	363,027

		665,475,277

Commercial Mortgage-Backed Securities — 15.4%
BAMLL Commercial Mortgage Securities Trust,
Series 2013-DSNY, Class F, 4.41%, 09/15/26 (d),(f),(g)	1,000,000	1,005,300
Series 2014-ICTS, Class E, 3.86%, 06/15/28 (d),(f),(g)	3,150,000	3,049,200
Series 2014-INLD, Class D, 4.27%, 12/15/29 (d),(f),(g)	1,500,000	1,507,500
Series 2015-ASMB, Class MZB, 9.84%, 01/09/20 (b),(d),(e),(f),(g)	19,075,000	18,785,060
Series 2016-ASHF, Class E, 7.66%, 12/15/33 (d),(f),(g)	1,000,000	1,025,900
Series 2016-ASMZ, Class MZA, 10.16%, 12/15/17 (d),(e),(f),(g)	34,800,000	34,911,360
Banc of America Commercial Mortgage Trust,
Series 2006-4, Class AJ, 5.70%, 07/10/46 (b),(g),(h)	10,409,117	10,372,685
Series 2007-2, Class AJ, 5.71%, 04/10/49 (d),(g)	1,207,000	1,194,930
Series 2007-3, Class AJ, 5.76%, 06/10/49 (b),(g),(h)	14,715,444	14,936,176

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Principal Amount	Value
Barclays Commercial Mortgage, Series 2015-RRI, Class F, 1 mo. USD LIBOR + 4.45%, 5.36%, 05/15/32 (d),(f),(g)	$4,989,000	$5,000,974
BBCMS Trust,
Series 2014-BXO, Class E, 3.33%, 08/15/27 (d),(f),(g)	1,000,000	996,800
Series 2014-BXO, Class D, 3.33%, 08/15/27 (d),(f),(g)	2,084,912	2,085,329
Series 2015-RRMZ, Class M1, 6.91%, 05/15/20 (d),(f),(g)	4,632,858	4,681,503
Bear Stearns Commercial Mortgage Securities Trust,
Series 2006-PW14, Class B, 5.33%, 12/11/38 (d),(f)	7,753,000	7,772,382
Series 2006-PW14 SEQ, Class AJ, 5.27%, 12/11/38 (d)	2,167,485	2,167,485
Series 2006-T24, Class AJ, 5.60%, 10/12/41 (b),(g)	1,207,180	1,204,525
Series 2007-PW15, Class AM, 5.36%, 02/11/44 (b),(h)	2,836,197	2,844,705
Series 2007-PW15, Class AMFX, 5.36%, 02/11/44 (b),(f),(h)	1,341,461	1,348,437
Series 2007-PW16, Class C, 5.77%, 06/11/40 (d),(e),(f),(g)	446,000	436,902
Series 2007-PW16, Class AJ, 5.77%, 06/11/40 (b),(d),(g),(h)	11,133,133	11,159,853
Series 2007-PW17, Class AJ, 5.89%, 06/11/50 (b),(g),(h)	10,466,575	10,640,320
BLCP Hotel Trust, Series 2014-CLMZ, Class M, 6.64%, 08/15/29 (d),(f),(g)	1,354,863	1,371,392
CD Commercial Mortgage Trust, Series 2007-CD4, Class AJ, 5.40%, 12/11/49 (d),(e),(g)	2,740,852	2,466,767
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH, Class DPB, 4.76%, 12/15/27 (b),(d),(f),(g)	4,675,000	4,696,973
Series 2014-BXCH, Class EPA, 5.16%, 12/15/27 (d),(f),(g)	2,697,804	2,710,484
CFCRE Commercial Mortgage Trust,
Series 2016-C6, Class D, 4.23%, 11/10/49 (d),(f),(g)	3,266,000	2,520,046
Series 2016-C7, Class D, 4.44%, 12/10/54 (d),(f)	1,605,000	1,252,060
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class C, 5.99%, 03/15/49 (b),(g)	1,594,396	1,585,627
Series 2006-C5, Class AJ, 5.48%, 10/15/49 (b)	7,425,012	6,905,261

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Principal Amount	Value
Series 2015-GC29, Class D, 3.11%, 04/10/48 (d),(f),(h)	$2,912,000	$2,061,114
Series 2015-GC31, Class D, 4.06%, 06/10/48 (d),(g)	1,850,000	1,375,475
Series 2015-P1, Class D, 3.23%, 09/15/48 (d),(f)	1,193,000	924,933
Series 2016-C3, Class D, 3.00%, 11/15/49 (d),(f)	1,826,000	1,261,218
Series 2016-P6, Class D, 3.25%, 12/10/49 (d),(f)	1,030,000	733,360
Series 2016-SMPL, Class E, 4.51%, 09/10/31 (d),(f)	2,000,000	1,990,000
COBALT Commercial Mortgage Trust, Series 2007-C3, Class AJ, 5.88%, 05/15/46 (d),(g)	15,126,000	15,239,445
Commercial Mortgage Trust,
Series 2006-C8 SEQ, Class AJ, 5.38%, 12/10/46 (b),(h)	14,772,084	14,782,424
Series 2007-C9, Class D, 5.81%, 12/10/49 (d),(g)	1,323,000	1,324,058
Series 2007-C9, Class C, 5.81%, 12/10/49 (d),(g)	485,000	485,873
Series 2014-PAT, Class E, 4.03%, 08/13/27 (b),(d),(f),(g)	1,800,000	1,804,860
Series 2014-TWC, Class E, 4.13%, 02/13/32 (b),(d),(f),(g)	2,300,000	2,310,580
Series 2015-CR23, Class D, 4.26%, 05/10/48 (b),(d),(g)	1,745,000	1,317,824
Credit Suisse Commercial Mortgage Trust,
Series 2007-C1, Class AMFX, 5.42%, 02/15/40 (d),(f),(g),(h)	1,459,319	1,459,173
Series 2007-C1, Class AM, 5.42%, 02/15/40 (b),(d),(h)	17,101,802	17,098,382
Series 2007-C2, Class AJ, 5.75%, 01/15/49 (b),(d),(g),(h)	23,360,435	24,096,289
Series 2007-C4, Class A1AJ, 5.96%, 09/15/39 (b),(g)	708,110	723,405
Series 2007-C4, Class AJ, 5.96%, 09/15/39 (g),(h)	4,237,070	4,328,591
Series 2007-C5, Class A1AM, 5.87%, 09/15/40 (b),(g),(h)	549,360	527,386
Series 2015-SAND, Class E, 4.76%, 08/15/30 (d),(f),(g)	2,400,000	2,425,200
Series 2015-SAND, Class F, 5.61%, 08/15/30 (d),(f),(g)	1,600,000	1,618,080

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Principal Amount	Value
Credit Suisse Mortgage Trust,
Series 2006-C4, Class AJ, 5.54%, 09/15/39 (b),(g)	$6,184,820	$6,246,668
Series 2007-C1, Class AMFL, 1.13%, 02/15/40 (d),(g)	23,212	21,355
Series 2007-C2, Class C, 5.75%, 01/15/49 (d),(e),(f),(g)	883,000	834,877
Series 2015-DEAL, Class D, 4.01%, 04/15/29 (d),(f),(g)	3,025,000	3,034,377
Series 2015-DEAL, Class E, 1 mo. USD LIBOR + 4.00%, 4.91%, 04/15/29 (b),(d),(f),(g)	2,900,000	2,918,270
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class D, 4.21%, 06/15/57 (d),(g)	1,282,000	926,501
Series 2015-C3, Class D, 3.36%, 08/15/48 (d),(g)	732,000	533,628
DLJ Commercial Mortgage Corp., Series 1999-CG2, Class B6, 6.11%, 06/10/32	1,144,647	1,167,311
Equity Mortgage Trust,
Series 2014-INNS, Class D, 3.20%, 05/08/31 (d),(f),(g)	1,000,000	990,300
Series 2014-INNS, Class E, 4.30%, 05/08/31 (d),(f),(g)	5,500,000	5,420,250
GCCFC Commercial Mortgage Trust, Series 2007-GG11, Class AJ, 6.05%, 12/10/49 (b),(g),(h)	14,585,900	14,886,370
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class AM, 5.61%, 12/10/49 (b),(g),(h)	5,058,832	5,061,867
Great Wolf Trust,
Series 2015-WOLF, Class D, 4.41%, 05/15/34 (d),(f),(g)	3,758,000	3,804,599
Series 2015-WOLF, Class E, 1 mo. USD LIBOR + 4.45%, 5.36%, 05/15/34 (d),(f),(g)	1,889,000	1,914,313
Series 2015-WOLF, Class F, 5.91%, 05/15/34 (d),(f),(g)	3,141,000	3,093,571
GS Mortgage Securities Trust,
Series 2007-GG10, Class AM, 5.95%, 08/10/45 (b),(d),(g),(h)	27,859,053	28,173,860
Series 2013-GC12, Class D, 4.46%, 06/10/46 (d),(f),(g)	2,000,000	1,706,200
Series 2016-ICE2, Class E, 9.41%, 02/15/33 (d),(f),(g)	3,000,000	3,102,900
Hilton USA Trust, Series 2014-ORL, Class E, 2.77%, 07/15/29 (b),(d),(f),(g)	280,000	279,356

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Principal Amount	Value
Hyatt Hotel Portfolio Trust,
Series 2014-HYMZ, Class M, 7.14%, 11/15/19 (d),(f),(g)	$3,990,000	$4,034,289
Series 2015-HYT, Class E, 4.71%, 11/15/29 (d),(f),(g)	3,000,000	3,016,500
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2005-CB13, Class AJ, 5.50%, 01/12/43 (d),(g)	2,552,536	2,556,620
Series 2006-CB14, Class AJ, 5.64%, 12/12/44 (b),(g)	10,690,345	10,689,276
Series 2006-CB15, Class AM, 5.86%, 06/12/43 (b),(g),(h)	12,545,982	12,564,801
Series 2006-CB17 SEQ, Class AM, 5.46%, 12/12/43 (b)	149,529	149,544
Series 2006-LDP8, Class B, 5.52%, 05/15/45 (d),(g)	1,757,914	1,757,562
Series 2006-LDP8, Class D, 5.62%, 05/15/45 (d),(g)	1,895,000	1,889,125
Series 2007-CB20, Class AJ, 6.18%, 02/12/51 (b),(g),(h)	14,616,683	14,968,945
Series 2013-C10, Class D, 4.15%, 12/15/47 (d),(g)	2,000,000	1,797,500
Series 2014-BXH, Class E, 4.66%, 04/15/27 (d),(f),(g)	1,630,000	1,607,995
Series 2014-C20, Class D, 4.57%, 07/15/47 (b),(d),(f),(g)	5,325,000	4,316,977
Series 2014-CBM, Class E, 4.76%, 10/15/29 (b),(d),(f),(g)	7,100,000	7,153,250
Series 2014-FL5, Class D, 4.27%, 07/15/31 (b),(d),(f),(g)	5,625,000	5,511,937
Series 2014-INMZ, Class M, 7.14%, 06/15/29 (d),(f),(g)	8,990,000	9,077,203
Series 2014-INN, Class E, 1 mo. USD LIBOR + 3.60%, 4.51%, 06/15/29 (b),(d),(f),(g)	12,190,000	12,205,847
Series 2014-INN, Class F, 4.91%, 06/15/29 (d),(f),(g)	1,186,000	1,167,261
Series 2016-WPT, Class D, 4.66%, 10/15/33 (d),(f),(g)	1,500,000	1,523,850
Series 2016-WPT, Class E, 5.91%, 10/15/33 (d),(f),(g)	2,600,000	2,645,500
Series 2016-WSP, Class E, 6.41%, 08/15/33 (d),(g)	14,711,000	14,856,639
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C28, Class D, 3.74%, 10/15/48 (d),(f),(g)	5,074,000	3,756,282

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Principal Amount	Value
Series 2015-C30, Class D, 3.81%, 07/15/48 (d),(g)	$2,259,000	$1,642,519
Series 2015-C30, Class C, 4.31%, 07/15/48 (d),(g),(h)	11,768,000	10,733,593
LB UBS Commercial Mortgage Trust, Series 2008-C1, Class AM, 6.13%, 04/15/41 (b),(g),(h)	10,728,766	10,514,191
LB-UBS Commercial Mortgage Trust,
Series 2005-C7, Class F, 5.35%, 11/15/40 (d),(g)	4,369,000	4,508,808
Series 2007-C6, Class AJ, 6.18%, 07/15/40 (b),(g),(h)	14,801,627	15,139,104
Series 2007-C7, Class AJ, 6.25%, 09/15/45 (b),(g)	742,545	750,342
Lone Star Portfolio Trust, Series 2015-LSP, Class E, 6.51%, 09/15/28 (d),(f),(g)	7,081,748	7,187,974
LSTAR Commercial Mortgage Trust, Series 2015-3, Class D, 3.23%, 04/20/48 (d),(f),(g)	3,194,000	2,249,534
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class AJ, 5.44%, 05/12/39 (b),(g)	2,437,349	2,428,087
Series 2007-C1, Class AM, 5.84%, 06/12/50 (b),(g),(h)	13,392,110	13,306,400
ML-CFC Commercial Mortgage Trust,
Series 2006-4, Class B, 5.30%, 12/12/49 (d),(e),(g)	3,823,000	3,793,181
Series 2006-4, Class C, 5.32%, 12/12/49 (d),(e),(g)	1,914,000	1,742,697
Series 2006-4 SEQ, Class AJFX, 5.15%, 12/12/49 (d),(f)	18,058	18,089
Series 2006-4 SEQ, Class AJ, 5.24%, 12/12/49 (d)	182,292	182,657
Series 2007-7, Class AM, 5.79%, 06/12/50 (b),(g),(h)	6,488,462	6,461,859
Series 2007-8, Class AMA, 5.86%, 08/12/49 (b),(g),(h)	13,132,890	13,025,200
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19, Class D, 3.25%, 12/15/47 (d),(f)	3,660,000	2,846,016
Series 2015-C21, Class D, 4.16%, 03/15/48 (d),(f),(g)	4,754,000	3,911,116
Series 2015-C23, Class D, 4.14%, 07/15/50 (d),(f),(g)	2,195,000	1,797,046
Series 2015-C27, Class D, 3.24%, 12/15/47 (d),(f),(g)	1,466,500	1,006,606
Series 2016-C29, Class D, 3.00%, 05/15/49 (d),(f)	2,517,000	1,808,213

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Principal Amount	Value
Series 2016-C30, Class D, 3.00%, 09/15/49 (d),(f),(g)	$1,323,000	$929,937
Series 2016-C32, Class D, 3.40%, 12/15/49 (d),(f),(g)	991,000	714,808
Morgan Stanley Capital I Trust,
Series 2006-HQ10, Class AJ, 5.39%, 11/12/41 (b),(g),(h)	6,717,807	6,723,181
Series 2007-IQ14, Class AM, 5.78%, 04/15/49 (b),(g),(h)	8,284,209	8,307,404
Series 2007-IQ14, Class AMFX, 5.78%, 04/15/49 (b),(g),(h)	3,900,924	3,911,846
Series 2007-T25, Class AJ, 5.57%, 11/12/49 (g),(h)	4,908,741	4,976,482
Series 2015-UBS8, Class D, 3.18%, 12/15/48 (d),(f)	1,523,000	1,208,196
Series 2016-UB12, Class D, 3.31%, 12/15/49 (d),(f)	1,761,000	1,258,587
Palisades Center Trust, Series 2016-PLSD, Class D, 4.74%, 04/13/33 (d),(f)	1,000,000	1,002,300
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C25, Class D, 5.88%, 05/15/43 (d),(e),(g)	1,693,297	1,695,837
Series 2006-C26, Class AM, 6.06%, 06/15/45 (b),(g),(h)	6,324,386	6,390,792
Series 2006-C27, Class AJ, 5.83%, 07/15/45 (b),(g),(h)	7,381,636	7,448,071
Series 2006-C29, Class AJ, 5.37%, 11/15/48 (d),(g)	6,270,902	6,280,308
Series 2006-C29, Class B, 5.43%, 11/15/48 (d),(e),(g)	2,659,000	2,662,191
Series 2006-C29, Class C, 5.44%, 11/15/48 (d),(e),(g)	535,775	527,738
Series 2007-C30, Class B, 5.46%, 12/15/43 (d),(e),(g)	283,000	282,293
Series 2007-C30, Class AJ, 5.41%, 12/15/43 (d),(g),(h)	18,842,011	18,964,484
Series 2007-C31, Class D, 5.81%, 04/15/47 (d),(e),(g)	1,739,000	1,599,880
Series 2007-C31, Class AJ, 5.66%, 04/15/47 (d),(e),(g)	1,854,000	1,872,540
Series 2007-C32, Class AJ, 5.76%, 06/15/49 (d),(g)	1,653,840	1,622,417
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class E, 5.26%, 06/15/29 (d),(f),(g)	3,000,000	3,084,000

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust,
Series 2015-C27, Class D, 3.77%, 02/15/48 (d),(f)	$6,903,000	$5,030,906
Series 2015-C31, Class D, 3.85%, 11/15/48 (d)	3,546,000	2,619,785
Series 2015-LC20, Class D, 4.37%, 04/15/50 (d),(f),(g)	4,667,000	3,674,329
Series 2015-NXS2, Class C, 4.25%, 07/15/58 (d),(g)	9,532,000	9,078,277
Series 2015-NXS4, Class E, 3.60%, 12/15/48 (d),(f),(g)	2,629,000	1,812,958
Series 2016-C34, Class D, 5.03%, 06/15/49 (d),(f),(g)	2,764,000	2,206,501
Series 2016-NXS6, Class D, 3.06%, 11/15/49 (d),(f)	1,307,000	889,806

		671,716,168

Interest Only Commercial Mortgage-Backed Securities — 0.7%
CFCRE Commercial Mortgage Trust,
Series 2016-C3, Class XB, 0.06%, 01/10/48 (b),(g)	33,288,517	286,281
Series 2016-C7, Class XA, 0.80%, 12/10/54 (d),(g)	20,709,649	1,211,514
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class XA, 1.16%, 04/10/48 (d),(g),(h)	14,371,431	924,083
Commercial Mortgage Trust,
Series 2014-UBS4, Class XA, 1.24%, 08/10/47 (d),(g),(h)	20,740,690	1,250,664
Series 2014-UBS5, Class XA, 1.05%, 09/10/47 (b),(d),(g)	4,010,558	191,304
Series 2015-CR23, Class XA, 1.00%, 05/10/48 (b),(d),(g)	12,350,967	645,956
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class XA, 0.87%, 06/15/57 (b),(d),(g)	40,898,699	2,024,486
Series 2015-C3, Class XA, 0.87%, 08/15/48 (d),(g)	34,630,674	1,655,346
FHLMC Multi-Family Structured, Series K043, Class X3, 1.64%, 02/25/43 (d),(g)	6,874,000	692,212
GS Mortgage Securities Trust,
Series 2014-GC24, Class XA, 0.86%, 09/10/47 (b),(d),(g)	13,998,333	627,125
Series 2015-GC32, Class XA, 0.88%, 07/10/48 (d),(g),(h)	24,050,315	1,204,921
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class XA, 0.94%, 09/15/47 (b),(d),(g)	2,757,858	142,030

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Principal Amount	Value
Series 2015-C30, Class XA, 0.70%, 07/15/48 (d),(g)	$52,926,552		$1,873,600
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class XA, 1.25%, 08/15/47 (b),(d),(g)	25,433,467		1,401,384
Series 2014-C19, Class XA, 1.14%, 12/15/47 (d),(g)	12,751,484		692,405
Series 2015-C22, Class XA, 1.16%, 04/15/48 (d),(g)	19,395,960		1,247,160
Series 2015-C23, Class XA, 0.75%, 07/15/50 (d),(g),(h)	57,060,699		2,179,719
Series 2015-C25, Class XA, 1.14%, 10/15/48 (d),(g)	36,368,842		2,585,825
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29, Class XA, 0.75%, 06/15/48 (d),(g),(h)	122,984,038		5,374,402
Series 2016-C32, Class XA, 1.36%, 01/15/59 (d),(g)	35,153,973		2,966,995
WFRBS Commercial Mortgage Trust, Series 2014-C22, Class XA, 0.93%, 09/15/57 (b),(d),(g)	1,845,760		88,596

			29,266,008

Inverse Interest Only Collateralized Mortgage Obligations — 0.1%
Federal National Mortgage Association, Series 2015-13, Class ST, 4.62%, 03/25/45 (d),(g)	16,458,649		2,893,431

Total United States			1,369,583,833

TOTAL MORTGAGE-BACKED SECURITIES (COST $1,358,130,326)			1,401,364,230

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES — 0.5%
United States — 0.5%
Inverse Interest Only Collateralized Mortgage Obligations — 0.5%
Government National Mortgage Association, 5.22%, 01/20/46 (d),(g)	16,998,522		3,396,305
Series 2009-106, Class SL, 5.12%, 04/20/36 (d),(g)	12,043,908		1,834,287
Series 2011-157, Class LS, 5.65%, 12/20/41 (d),(g)	7,592,587		1,694,666
Series 2012-96, Class SA, 5.12%, 08/20/42 (d),(g)	7,870,452		1,530,016
Series 2013-188, Class SA, 5.17%, 12/20/43 (d),(g)	8,132,847		1,258,151
Series 2014-116, Class SC, 4.62%, 08/20/44 (d),(g)	5,460,967		886,315
Series 2015-148, Class SL, 4.70%, 10/20/45 (d),(g)	21,391,663		3,553,155
Series 2015-151, Class SC, 5.17%, 10/20/45 (d),(g)	13,237,496		2,509,829
Series 2015-161, Class AS, 5.22%, 11/20/45 (d),(g)	10,544,854		2,411,608
Series 2015-162, Class LS, 5.22%, 11/20/45 (d),(g)	14,998,214		3,229,116

TOTAL U.S. GOVERNMENT SPONSORED AGENCY SECURITIES (COST $22,342,189)		22,303,448

U.S. TREASURY OBLIGATIONS — 2.0%
United States — 2.0%
U.S. Treasury Inflation Indexed Notes,
0.13%, 07/15/26 (b),(d)	30,387,000		29,653,306
0.38%, 07/15/25 (d)	7,166,810		7,185,874
0.63%, 01/15/26 (b),(d)	49,046,880		49,950,274

TOTAL U.S. TREASURY OBLIGATIONS (COST $88,056,131)			86,789,454

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value

EXCHANGE-TRADED FUNDS — 1.7%
iShares Core MSCI Emerging Markets ETF (b),(d)	168,900	$8,071,731
iShares JP Morgan USD Emerging Markets Bond ETF (b),(d)	81,100	9,221,070
SPDR Dow Jones International Real Estate ETF (b),(d)	241,045	9,015,083
SPDR S&P Regional Banking ETF	24,237	1,323,583
Vanguard FTSE Emerging Markets ETF (b),(d)	229,350	9,109,782
Vanguard Global ex-U.S. Real Estate ETF (b),(d)	289,757	15,432,458
Vanguard REIT ETF (b),(d)	247,138	20,411,127

TOTAL EXCHANGE-TRADED FUNDS (COST $72,607,972)		72,584,834

INVESTMENTS IN INVESTEE FUNDS — 6.8%
Cayman Islands — 4.2%
GCM Offshore Equity Partners LP (cost $30,211,561) (e),(n)		37,044,303
Glenview Capital Partners (Cayman), Ltd. (cost $125,000,000) (e),(n)	125,000	143,535,000

Total Cayman Islands		180,579,303

United States — 2.6%
GCM Equity Partners LP (cost $91,734,684) (e),(n)		112,869,265

Total United States		112,869,265

TOTAL INVESTMENTS IN INVESTEE FUNDS (COST $246,946,245)		293,448,568

Security Description	Contracts	Value

PURCHASED OPTIONS — 0.3%
Exchange-Traded Call Options — 0.2%
Airbus Group SE Strike Price 72.00 EUR Expires 04/21/17	402	30,449
Banco Bilbao Vizcaya Argentaria SA Strike Price 7.25 EUR Expires 04/21/17	4,024	42,928
Banco Bilbao Vizcaya Argentaria SA Strike Price 7.25 EUR Expires 05/19/17	3,018	93,368
Banco Santander SA Strike Price 5.75 EUR Expires 04/21/17	6,036	77,270
Bank of America Cop. Strike Price 25.00 USD Expires 05/19/17	7,840	290,080
Bank of America Cop. Strike Price 23.00 USD Expires 04/21/17	3,609	353,682
BASF SE Strike Price 90.00 EUR Expires 04/21/17	201	70,975

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Contracts	Value
BASF SE Strike Price 92.00 EUR Expires 04/21/17	201	$39,026
BASF SE Strike Price 92.00 EUR Expires 05/19/17	201	60,468
BNP Paribas SA Strike Price 60.00 EUR Expires 04/21/17	524	157,639
BNP Paribas SA Strike Price 58.00 EUR Expires 05/19/17	503	314,984
Carrefour Strike Price 23.50 EUR Expires 04/21/17	1,006	5,366
Danone Strike Price 62.00 EUR Expires 04/21/17	200	46,513
Danone Strike Price 64.00 EUR Expires 04/21/17	200	21,336
Engie Strike Price 13.00 EUR Expires 04/21/17	4,030	171,968
Engie Strike Price 13.50 EUR Expires 05/19/17	4,024	145,955
Euro Stoxx 50 Strike Price 3,300.00 EUR Expires 06/16/17	2,209	4,394,986
Euro Stoxx 50 Strike Price 3,350.00 EUR Expires 04/21/17	297	459,417
Euro Stoxx 50 Strike Price 3,450.00 EUR Expires 05/19/17	402	349,516
Euro Stoxx 50 Strike Price 3,500.00 EUR Expires 05/19/17	350	230,002
Humana, Inc. Strike Price 210.00 USD Expires 11/17/17	117	180,180
iShares Russell 2000 ETF Strike Price 142.00 USD Expires 04/21/17	510	15,810
iShares Russell 2000 ETF Strike Price 138.00 USD Expires 04/21/17	1,021	161,318
Orange SA Strike Price 15.00 EUR Expires 04/21/17	2,010	8,577
Publicis Groupe SA Strike Price 64.00 EUR Expires 05/19/17	201	28,304
S&P 500 E-Mini Strike Price 2,370.00 USD Expires 06/16/17 (d)	190	380,000
S&P 500 Index Strike Price 2,375.00 USD Expires 04/13/17	82	66,420
Safran Strike Price 70.00 EUR Expires 04/21/17	201	27,018
Safran Strike Price 72.00 EUR Expires 05/19/17	402	53,607
Telefonica SA Strike Price 9.50 EUR Expires 09/15/17	317	40,919
Telefonica SA Strike Price 9.89 EUR Expires 09/15/17	2,999	310,335
Telefonica SA Strike Price 9.75 EUR Expires 09/15/17	3,455	383,323
Telefonica SA Strike Price 9.64 EUR Expires 09/15/17	2,121	255,683
Vinci SA Strike Price 76.00 EUR Expires 05/19/17	394	47,496
Vodafone Group PLC Strike Price 2.10 GBP Expires 04/21/17	805	25,215

		9,340,133

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Contracts	Value
Exchange-Traded Put Options — 0.1%
Akzo Nobel NV Strike Price 64.00 EUR Expires 06/16/17	201	$1,715
Alibaba Group Holding Ltd. Strike Price 85.00 USD Expires 04/21/17	144	432
Banco Bilbao Vizcaya Argentaria SA Strike Price 6.25 EUR Expires 04/21/17	6,036	6,439
Banco Santander SA Strike Price 5.00 EUR Expires 05/19/17	6,036	57,953
Bayer AG Strike Price 76.00 EUR Expires 06/15/18	946	232,114
Compagnie de Saint Gobain Strike Price 42.00 EUR Expires 04/21/17	604	1,933
Euro Stoxx 50 Strike Price 3,225.00 EUR Expires 06/16/17	90	46,374
Microsoft Corp. Strike Price 55.00 USD Expires 01/19/18	546	82,992
Orange SA Strike Price 14.00 EUR Expires 04/21/17	2,012	8,586
S&P 500 E-Mini Strike Price 2,370.00 USD Expires 06/16/17 (d)	190	482,125
S&P 500 Index Strike Price 2,000.00 USD Expires 04/28/17	224	22,400
S&P 500 Index Strike Price 2,275.00 USD Expires 04/21/17 (d)	275	96,250
S&P 500 Index Strike Price 2,350.00 USD Expires 04/24/17	37	60,310
S&P 500 Index Strike Price 2,300.00 USD Expires 06/16/17	800	2,220,000
SAP SE Strike Price 88.00 EUR Expires 04/21/17	402	7,291
SAP SE Strike Price 90.00 EUR Expires 04/21/17	402	18,870
Schneider Electric SE Strike Price 62.00 EUR Expires 05/19/17	402	35,166
Schneider Electric SE Strike Price 62.00 EUR Expires 04/21/17	201	2,144
Schneider Electric SE Strike Price 60.00 EUR Expires 05/19/17	201	10,936
Techonology Select Sector SPDR Strike Price 53.00 USD Expires 04/21/17	1,221	40,293
Telefonica SA Strike Price 9.25 EUR Expires 09/15/17	530	18,658
Telefonica SA Strike Price 9.50 EUR Expires 09/15/17	373	15,917
Telefonica SA Strike Price 9.50 EUR Expires 09/15/17	580	24,131
Telefonica SA Strike Price 9.75 EUR Expires 09/15/17	7,138	365,511
Telefonica SA Strike Price 9.25 EUR Expires 09/15/17	530	18,093

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Contracts		Value
Telefonica SA Strike Price 9.39 EUR Expires 09/15/17	2,373		$88,603
Telefonica SA Strike Price 9.00 EUR Expires 09/15/17	383		11,236
Telefonica SA Strike Price 9.64 EUR Expires 09/15/17	1,823		83,625
Vodafone Group PLC Strike Price 2.00 GBP Expires 04/21/17	1,207		11,342

			4,071,439

OTC Call Options — 0.0%
Microsoft Corp. Strike Price 70.00 USD Expires 01/18/19 Counterparty Morgan Stanley & Co. International plc	286,000		1,551,412
Wells Fargo & Co. Strike Price 55.00 USD Expires 06/16/17 Counterparty UBS AG	197,800		456,631

			2,008,043

OTC Put Options — 0.0%
Hong Kong Hang Seng Index Strike Price 22,799.24 HKD Expires 04/27/17 Counterparty UBS AG	3,418		12,309
S&P 500 Index Strike Price 2,360.00 USD Expires 04/07/17 Counterparty Morgan Stanley & Co. International plc	20,800		200,363
Vaneck Vectors Semiconductor ETF Strike Price 67.50 USD Expires 01/19/18 Counterparty Bank of America, N.A.	230,300		443,490

			656,162

Security Description	Notional Amount		Value
OTC Put Swaptions — 0.0%
3-Month USD LIBOR Strike Price 2.81 USD Expires 05/02/17 Counterparty Credit Suisse International	2,000,000	USD	37
3-Month USD LIBOR Strike Price 2.61 USD Expires 05/02/17 Counterparty Credit Suisse International	1,100,000	USD	190
3-Month USD LIBOR Strike Price 2.76 USD Expires 04/24/17 Counterparty Credit Suisse International	139,000,000	USD	984
3-Month USD LIBOR Strike Price 2.56 USD Expires 04/24/17 Counterparty Credit Suisse International	75,000,000	USD	8,867

			10,078

TOTAL PURCHASED OPTIONS (PREMIUMS PAID $17,463,399)			16,085,855

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value

SHORT-TERM INVESTMENT — MONEY MARKET FUND — 7.4%
State Street Institutional U.S. Government Money Market Fund Premier Class, 0.62% (o)	321,368,510	$321,368,510

TOTAL SHORT-TERM INVESTMENT — MONEY MARKET FUND (COST $321,368,510)		321,368,510

TOTAL INVESTMENTS IN SECURITIES — 102.6% (COST $4,225,404,459) (p)		4,458,644,358

TOTAL SECURITIES SOLD SHORT — (25.5)% (PROCEEDS $1,073,881,335)		(1,107,798,617)

Other Assets (q) — 22.9%		995,427,576

Net Assets — 100.0%		$4,346,273,317

SECURITIES SOLD SHORT — (25.5)%
COMMON STOCK — (23.9)%
Australia — (0.0)%
Banking — (0.0)%
Westpac Banking Corp. ADR	1,200	(32,064)

Iron & Steel — (0.0)%
BHP Billiton Ltd. ADR	24,600	(893,472)

Total Australia		(925,536)

Belgium — (0.1)%
Consumer Products — (0.1)%
Anheuser-Busch InBev NV ADR	21,800	(2,392,768)

Transportation & Logistics — (0.0)%
Euronav SA	1,200	(9,480)

Total Belgium		(2,402,248)

Bermuda — (0.0)%
Transportation & Logistics — (0.0)%
Golar LNG Ltd.	51,000	(1,424,430)
Teekay Corp.	1,900	(17,385)
Teekay Tankers Ltd. Class A	107,900	(221,195)

Total Bermuda		(1,663,010)

Brazil — (0.0)%
Consumer Products — (0.0)%
AMBEV SA ADR	59,600	(343,296)
BRF SA ADR	14,000	(171,500)

		(514,796)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
Forest & Paper Products — (0.0)%
Fibria Celulose SA ADR	400	$(3,656)

Iron & Steel — (0.0)%
Cia Siderurgica Nacional SA ADR	25,800	(75,336)

Passenger Transportation — (0.0)%
Gol Linhas Aereas Inteligentes SA ADR	9,450	(250,425)

Real Estate — (0.0)%
Gafisa SA ADR	59	(1,176)

Utilities — (0.0)%
CPFL Energia SA ADR	20	(328)

Total Brazil		(845,717)

British Virgin Islands — (0.0)%
Asset Management — (0.0)%
Altisource Asset Management Corp.	500	(37,625)

Total British Virgin Islands		(37,625)

Canada — (0.3)%
Automotive — (0.0)%
Westport Innovations, Inc.	27,900	(26,784)

Banking — (0.1)%
Royal Bank of Canada	14,246	(1,037,933)
Toronto-Dominion Bank	14,676	(735,097)

		(1,773,030)

Biotechnology & Pharmaceuticals — (0.0)%
Aeterna Zentaris, Inc.	20,549	(61,647)
Aquinox Pharmaceuticals, Inc.	12,500	(208,625)
Aralez Pharmaceuticals, Inc.	42,928	(91,866)
Arbutus Biopharma Corp.	10,200	(33,150)
Aurinia Pharmaceuticals, Inc.	25,200	(184,968)
Concordia International Corp.	27,400	(44,662)
Intellipharmaceutics International, Inc.	100	(252)
Novelion Therapeutics, Inc.	1,110	(11,921)
Sierra Oncology, Inc.	6,200	(9,486)
Sophiris Bio, Inc.	33,500	(94,805)
Trillium Therapeutics, Inc.	1,600	(9,880)

		(751,262)

Chemicals — (0.0)%
BioAmber, Inc.	10,800	(25,056)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
Consumer Products — (0.0)%
SunOpta, Inc.	6,400	$(44,480)

Engineering & Construction Services — (0.0)%
Stantec, Inc.	200	(5,190)

Hardware — (0.0)%
Blackberry Ltd.	600	(4,650)
DragonWave, Inc.	12,100	(17,545)

		(22,195)

Industrial Services — (0.0)%
Ritchie Bros Auctioneers, Inc.	700	(23,030)

Insurance — (0.0)%
Great-West Lifeco, Inc.	60,306	(1,671,073)

Media — (0.0)%
Shopify, Inc. Class A	6,000	(408,540)

Medical Equipment & Devices — (0.0)%
Neovasc, Inc.	34,388	(52,614)
Novadaq Technologies, Inc.	1,200	(9,348)

		(61,962)

Metals & Mining — (0.2)%
Alamos Gold, Inc. Class A	6,300	(50,589)
Alexco Resource Corp.	3,100	(4,743)
Asanko Gold, Inc.	100	(261)
Avino Silver & Gold Mines Ltd.	600	(1,050)
Cameco Corp.	4,600	(50,922)
Endeavour Silver Corp.	33,900	(107,802)
First Majestic Silver Corp.	115,700	(939,484)
Franco-Nevada Corp.	51,000	(3,341,010)
Gold Standard Ventures Corp.	9,100	(19,656)
MAG Silver Corp.	1,100	(14,443)
Northern Dynasty Minerals Ltd.	132,300	(189,189)
Novagold Resources, Inc.	59,400	(289,278)
Platinum Group Metals Ltd.	3,500	(5,705)
Pretium Resources, Inc.	52,100	(557,991)
Primero Mining Corp.	700	(385)
Richmont Mines, Inc.	700	(4,970)
Seabridge Gold, Inc.	67,000	(737,000)
Turquoise Hill Resources Ltd.	8,800	(27,016)

		(6,341,494)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
Oil, Gas & Coal — (0.0)%
Cenovus Energy, Inc.	41,000	$(463,300)
Crescent Point Energy Corp.	10,800	(116,856)
Enerplus Corp.	51,900	(417,795)
Pembina Pipeline Corp.	14,205	(450,440)
Pengrowth Energy Corp.	28,600	(28,600)
Vermilion Energy, Inc.	3,900	(146,289)

		(1,623,280)

Real Estate — (0.0)%
Brookfield Asset Management, Inc. Class A	50	(1,823)

Renewable Energy — (0.0)%
Ballard Power Systems, Inc.	40,900	(90,798)
Hydrogenics Corp.	300	(2,010)

		(92,808)

Software — (0.0)%
Open Text Corp.	100	(3,401)
Sphere 3D Corp.	6,687	(1,447)

		(4,848)

Utilities — (0.0)%
Fortis, Inc.	100	(3,316)
TransAlta Corp.	2,300	(13,455)

		(16,771)

Total Canada		(12,893,626)

Cayman Islands — (0.0)%
Biotechnology & Pharmaceuticals — (0.0)%
Theravance Biopharma, Inc.	100	(3,682)

Total Cayman Islands		(3,682)

Chile — (0.0)%
Banking — (0.0)%
Itau CorpBanca ADR	200	(2,716)

Consumer Products — (0.0)%
Cia Cervecerias Unidas SA ADR	500	(12,635)

Total Chile		(15,351)

China — (0.7)%
Automotive — (0.0)%
Kandi Technologies Group, Inc.	21,700	(82,460)

Chemicals — (0.0)%
Tantech Holdings Ltd.	100	(148)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
Gaming, Lodging & Restaurants — (0.0)%
500.com Ltd. Class A ADR	20,300	$(272,223)

Media — (0.1)%
58.com, Inc. ADR	109,500	(3,875,205)
Fang Holdings Ltd. ADR	258,700	(843,362)
Renren, Inc. ADR	240	(1,872)

		(4,720,439)

Oil, Gas & Coal — (0.0)%
CNOOC Ltd. ADR	3,400	(407,320)

Renewable Energy — (0.0)%
JinkoSolar Holding Co. Ltd. ADR	34,200	(566,694)
Yingli Green Energy Holding ADR	5,740	(12,456)

		(579,150)

Retail—Discretionary — (0.6)%
Alibaba Group Holding Ltd. ADR (d)	210,300	(22,676,649)
JD.com, Inc. ADR	16,400	(510,204)
LightInTheBox Holding Co. Ltd. ADR	1,000	(2,870)

		(23,189,723)

Software — (0.0)%
NQ Mobile, Inc. ADR	38,200	(159,294)

Technology Services — (0.0)%
China Information Technology, Inc.	100	(71)

Telecommunications — (0.0)%
21Vianet Group, Inc. ADR	20,400	(111,996)
China Unicom Hong Kong Ltd. ADR	5,600	(75,432)

		(187,428)

Transportation & Logistics — (0.0)%
ZTO Express Cayman, Inc. ADR	20,000	(261,800)

Utilities — (0.0)%
Huaneng Power International, Inc. ADR	100	(2,663)

Total China		(29,862,719)

Colombia — (0.0)%
Banking — (0.0)%
Bancolombia SA ADR	4,900	(195,363)

Oil, Gas & Coal — (0.0)%
Ecopetrol SA ADR	5,900	(54,988)

Total Colombia		(250,351)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
Denmark — (0.2)%
Biotechnology & Pharmaceuticals — (0.1)%
Novo Nordisk A/S B Shares (d)	156,800	$(5,385,110)

Medical Equipment & Devices — (0.1)%
Coloplast A/S B Shares (d)	40,560	(3,166,932)

Total Denmark		(8,552,042)

Finland — ((0.1))%
Hardware — (0.1)%
Nokia Oyj ADR	741,200	(4,017,304)

Total Finland		(4,017,304)

France — (0.0)%
Biotechnology & Pharmaceuticals — (0.0)%
Cellectis SA ADR	1,100	(26,400)

Total France		(26,400)

Germany — (0.5)%
Banking — (0.1)%
Deutsche Bank AG	139,848	(2,404,165)

Biotechnology & Pharmaceuticals — (0.4)%
Affimed NV	4,400	(10,120)
Bayer AG (d)	176,128	(20,301,873)

		(20,311,993)

Hardware — (0.0)%
voxeljet AG ADR	5,400	(14,526)

Software — (0.0)%
SAP SE ADR	9,000	(883,530)

Total Germany		(23,614,214)

Greece — (0.0)%
Transportation & Logistics — (0.0)%
Diana Containerships, Inc.	800	(1,040)
Diana Shipping, Inc.	6,600	(30,492)
DryShips, Inc.	237,513	(391,896)
Tsakos Energy Navigation Ltd.	1,900	(9,101)

Total Greece		(432,529)

Hong Kong — ((0.1))%
Gaming, Lodging & Restaurants — (0.1)%
Melco Crown Entertainment Ltd. ADR	187,000	(3,466,980)

Total Hong Kong		(3,466,980)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
India — (0.0)%
Banking — (0.0)%
HDFC Bank Ltd. ADR	1,400	$(105,308)

Media — (0.0)%
MakeMyTrip Ltd.	7,000	(242,200)

Technology Services — (0.0)%
Wipro Ltd. ADR	10,100	(103,323)

Total India		(450,831)

Ireland — (0.1)%
Biotechnology & Pharmaceuticals — (0.0)%
Prothena Corp. plc	1,500	(83,685)

Industrial Services — (0.1)%
AerCap Holdings NV	115,600	(5,314,132)

Passenger Transportation — (0.0)%
Ryanair Holdings PLC ADR	25	(2,075)

Transportation & Logistics — (0.0)%
Ardmore Shipping Corp.	27,600	(222,180)

Total Ireland		(5,622,072)

Israel — (0.1)%
Biotechnology & Pharmaceuticals — (0.1)%
Alcobra Ltd.	4,700	(5,358)
Neuroderm Ltd.	2,000	(53,100)
Oramed Pharmaceuticals, Inc.	1,900	(11,685)
Teva Pharmaceutical Industries Ltd. ADR (d)	165,970	(5,325,977)
Vascular Biogenics Ltd.	6,900	(37,950)

		(5,434,070)

Hardware — (0.0)%
Kornit Digital Ltd.	400	(7,640)
SuperCom Ltd.	200	(572)

Medical Equipment & Devices — (0.0)%
ReWalk Robotics Ltd.	5,900	(12,390)

Telecommunications — (0.0)%
magicJack VocalTec Ltd.	500	(4,275)

Total Israel		(5,458,947)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
Italy — (0.0)%
Insurance — (0.0)%
Assicurazioni Generali SpA	36,608	$(581,896)

Total Italy		(581,896)

Japan — (0.0)%
Automotive — (0.0)%
Honda Motor Co. Ltd. ADR	15,500	(469,030)

Banking — (0.0)%
Mitsubishi UFJ Financial Group, Inc. ADR	2,600	(16,484)

Hardware — (0.0)%
Sony Corp. ADR	500	(16,865)

Institutional Financial Services — (0.0)%
Nomura Holdings, Inc. ADR	2,400	(15,048)

Media — (0.0)%
LINE Corp. ADR	18,600	(715,356)

Total Japan		(1,232,783)

Monaco — (0.0)%
Transportation & Logistics — (0.0)%
GasLog Ltd.	35,100	(538,785)
Navios Maritime Holdings, Inc.	21,300	(39,831)
Scorpio Tankers, Inc.	275,200	(1,221,888)

Total Monaco		(1,800,504)

Netherlands — (0.1)%
Banking — (0.1)%
ING Groep NV	167,145	(2,526,656)

Biotechnology & Pharmaceuticals — (0.0)%
Prosensa Holdings NV (e)	200	0
Prosensa Holdings NV (e)	13	0
uniQure NV	4,300	(24,854)

		(24,854)

Total Netherlands		(2,551,510)

Norway — (0.0)%
Oil, Gas & Coal — (0.0)%
North Atlantic Drilling Ltd.	3,800	(6,422)

Transportation & Logistics — (0.0)%
Frontline Ltd.	48,240	(325,138)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
Nordic American Offshore Ltd.	1,900	$(2,090)

		(327,228)

Total Norway		(333,650)

Peru — (0.1)%
Metals & Mining — (0.1)%
Southern Copper Corp.	84,500	(3,032,705)

Total Peru		(3,032,705)

Puerto Rico — (0.0)%
Banking — (0.0)%
Popular, Inc.	10	(407)

Total Puerto Rico		(407)

Republic of Korea — (0.0)%
Banking — (0.0)%
Shinhan Financial Group Co. Ltd. ADR	500	(20,895)

Total Republic of Korea		(20,895)

Spain — (0.1)%
Banking — (0.1)%
Banco Bilbao Vizcaya Argentaria SA ADR	700	(5,327)
Banco Santander SA ADR	403,999	(2,452,274)

		(2,457,601)

Telecommunications — (0.0)%
Telefonica SA ADR	1	(11)

Utilities — (0.0)%
Abengoa Yield PLC	18,218	(381,849)

Total Spain		(2,839,461)

Switzerland — (0.4)%
Asset Management — (0.0)%
UBS Group AG	52,000	(829,400)

Biotechnology & Pharmaceuticals — (0.2)%
AC Immune SA	1,995	(20,668)
Novartis AG (d)	109,640	(8,138,306)

		(8,158,974)

Health Care Facilities & Services — (0.1)%
Galenica AG (d)	2,520	(2,656,736)

Institutional Financial Services — (0.1)%
Credit Suisse Group AG ADR	180,322	(2,675,979)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
Insurance — (0.0)%
Zurich Insurance Group AG	4,072	$(1,087,059)

Medical Equipment & Devices — (0.0)%
Auris Medical Holding AG	1,600	(1,472)

Total Switzerland		(15,409,620)

Taiwan — (0.0)%
Semiconductors — (0.0)%
Himax Technologies, Inc. ADR	13,200	(120,384)

Telecommunications — (0.0)%
Chunghwa Telecom Co. Ltd. ADR	600	(20,388)

Total Taiwan		(140,772)

United Arab Emirates — (0.0)%
Consumer Products — (0.0)%
Amira Nature Foods Ltd.	100	(536)

Total United Arab Emirates		(536)

United Kingdom — (0.1)%
Banking — (0.0)%
Barclays PLC ADR	175,404	(1,971,541)
Lloyds Banking Group PLC ADR	36,200	(123,080)
Royal Bank of Scotland Group PLC ADR	44,200	(268,294)

		(2,362,915)

Consumer Products — (0.1)%
Unilever NV	58,676	(2,915,024)
Unilever PLC ADR	15,600	(769,704)

		(3,684,728)

Medical Equipment & Devices — (0.0)%
InspireMD, Inc.	700	(693)

Metals & Mining — (0.0)%
Ferroglobe PLC (e)	400	0

Oil, Gas & Coal — (0.0)%
BP PLC ADR	2,435	(84,056)
Seadrill Ltd.	4,600	(7,590)

		(91,646)

Transportation & Logistics — (0.0)%
Navigator Holdings Ltd.	4,300	(59,125)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
Utilities — (0.0)%
National Grid PLC ADR	1	$(63)

Total United Kingdom		(6,199,170)

United States — (20.9)%
Aerospace & Defense — (0.0)%
Axon Enterprise, Inc.	15,200	(346,408)
Harris Corp.	18	(2,003)
Sturm Ruger & Co., Inc.	200	(10,710)
TransDigm Group, Inc.	1,000	(220,160)

		(579,281)

Apparel & Textile Products — (0.6)%
Hanesbrands, Inc.	123,000	(2,553,480)
Iconix Brand Group, Inc.	26,300	(197,776)
Kate Spade & Co.	14,300	(332,189)
Lakeland Industries, Inc.	1,400	(15,050)
Michael Kors Holdings Ltd.	75,300	(2,869,683)
Nike, Inc. Class B	303,200	(16,897,336)
Oxford Industries, Inc.	1,400	(80,164)
Sequential Brands Group, Inc.	11,800	(45,902)
Skechers U.S.A., Inc. Class A	13,000	(356,850)
Under Armour, Inc. Class A	198,800	(3,932,264)
Wolverine World Wide, Inc.	200	(4,994)

		(27,285,688)

Asset Management — (0.1)%
Artisan Partners Asset Management, Inc. Class A	16,800	(463,680)
Charles Schwab Corp.	17,100	(697,851)
Eaton Vance Corp.	6,000	(269,760)
Fifth Street Asset Management, Inc.	1,800	(8,280)
Form Holdings Corp.	4,150	(9,006)
GSV Capital Corp.	100	(448)
Kennedy-Wilson Holdings, Inc.	9,100	(202,020)
Ladenburg Thalmann Financial Services, Inc.	100	(248)
Legg Mason, Inc.	21,800	(787,198)
WisdomTree Investments, Inc.	18,700	(169,796)
ZAIS Group Holdings, Inc.	2,673	(7,217)

		(2,615,504)

Automotive — (0.3)%
American Axle & Manufacturing Holdings, Inc.	800	(15,024)
Cooper Tire & Rubber Co.	40,000	(1,774,000)
Dorman Products, Inc.	2,200	(180,686)
Harley-Davidson, Inc.	50,100	(3,031,050)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
Tesla Motors, Inc.	30,200	$(8,404,660)

		(13,405,420)

Banking — (0.9)%
Banc of California, Inc.	46,400	(960,480)
Bank of America Corp.	422,900	(9,976,211)
Bank of the Ozarks, Inc.	7,000	(364,070)
Banner Corp.	1,000	(55,640)
Chemical Financial Corp.	393	(20,102)
ConnectOne Bancorp, Inc.	23	(558)
CVB Financial Corp.	4,900	(108,241)
FB Financial Corp.	2,500	(88,400)
First Busey Corp.	34	(1,000)
First NBC Bank Holding Co.	3,400	(13,600)
FNB Corp.	1,055	(15,688)
Hilltop Holdings, Inc.	100	(2,747)
Hope Bancorp, Inc.	5,038	(96,578)
Huntington Bancshares, Inc.	900	(12,051)
JPMorgan Chase & Co.	51,314	(4,507,422)
KeyCorp	4	(71)
M&T Bank Corp.	18,900	(2,924,397)
MB Financial, Inc.	36	(1,541)
New York Community Bancorp, Inc.	7,700	(107,569)
Old National Bancorp	1,809	(31,386)
PacWest Bancorp	101	(5,379)
People’s United Financial, Inc.	75,914	(1,381,635)
PNC Financial Services Group, Inc.	6,800	(817,632)
Prosperity Bancshares, Inc.	300	(20,913)
TFS Financial Corp.	8,352	(138,810)
Towne Bank	40	(1,296)
US Bancorp	52,300	(2,693,450)
Valley National Bancorp	2,900	(34,220)
Wells Fargo & Co.	255,900	(14,243,394)
Western Alliance Bancorp	19	(933)

		(38,625,414)

Biotechnology & Pharmaceuticals — (3.0)%
AbbVie, Inc.	18,500	(1,205,460)
Abeona Therapeutics, Inc.	6,600	(33,000)
ACADIA Pharmaceuticals, Inc.	188,600	(6,484,068)
Acceleron Pharma, Inc.	8,400	(222,348)
AcelRx Pharmaceuticals, Inc.	300	(945)
Achaogen, Inc.	32,100	(809,883)
Achillion Pharmaceuticals, Inc.	700	(2,947)
Actinium Pharmaceuticals, Inc.	37,900	(57,229)
Adamas Pharmaceuticals, Inc.	6,700	(117,250)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
Adamis Pharmaceuticals Corp.	7,200	$(30,600)
Aduro Biotech, Inc.	10,100	(108,575)
Advaxis, Inc.	45,800	(374,186)
Adverum Biotechnologies, Inc.	400	(1,080)
Agenus, Inc.	23,900	(90,103)
Agile Therapeutics, Inc.	3,092	(9,910)
Agios Pharmaceuticals, Inc.	700	(40,880)
Akebia Therapeutics, Inc.	14,100	(129,720)
Alder Biopharmaceuticals, Inc.	42,000	(873,600)
Alimera Sciences, Inc.	10,300	(14,420)
Allergan PLC (d)	83,784	(20,017,673)
Alnylam Pharmaceuticals, Inc.	23,400	(1,199,250)
AMAG Pharmaceuticals, Inc.	4,900	(110,495)
Amgen, Inc. (d)	9,430	(1,547,180)
Amicus Therapeutics, Inc.	45,800	(326,554)
Ampio Pharmaceuticals, Inc.	20,000	(16,000)
Anavex Life Sciences Corp.	58,500	(335,790)
ANI Pharmaceuticals, Inc.	2,200	(108,922)
Antares Pharma, Inc.	4,800	(13,632)
Anthera Pharmaceuticals, Inc.	10,700	(4,553)
Aratana Therapeutics, Inc.	27,700	(146,810)
Ardelyx, Inc.	800	(10,120)
Arena Pharmaceuticals, Inc.	15,300	(22,338)
Argos Therapeutics, Inc.	2,800	(1,265)
Arrowhead Pharmaceuticals, Inc.	39,300	(72,705)
Atara Biotherapeutics, Inc.	4,500	(92,475)
aTyr Pharma, Inc.	1,200	(4,200)
AVEO Pharmaceuticals, Inc.	3,800	(2,242)
Avexis, Inc.	16,100	(1,224,083)
Axovant Sciences Ltd.	600	(8,964)
Bellicum Pharmaceuticals, Inc.	2,100	(25,914)
Bio-Path Holdings, Inc.	600	(496)
Biocept, Inc.	19,433	(41,392)
BioCryst Pharmaceuticals, Inc.	6,800	(57,120)
BioDelivery Sciences International, Inc.	46,300	(87,970)
Biogen Idec, Inc. (d)	19,040	(5,205,917)
BioMarin Pharmaceutical, Inc. (d)	59,490	(5,222,032)
Biostage, Inc.	800	(293)
Biostar Pharmaceuticals, Inc.	200	(462)
Bluebird Bio, Inc.	28,200	(2,563,380)
Caladrius Biosciences, Inc.	1,160	(5,835)
Calithera Biosciences, Inc.	7,800	(90,090)
Cara Therapeutics, Inc.	62,700	(1,153,053)
Cascadian Therapeutics, Inc.	3,483	(14,420)
Catabasis Pharmaceuticals, Inc.	5,400	(8,640)
Catalyst Pharmaceutical Partners, Inc.	14,900	(29,055)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
Celldex Therapeutics, Inc.	59,700	$(215,517)
Cellectar Biosciences, Inc.	1,530	(3,473)
Cellular Biomedicine Group, Inc.	100	(1,180)
Cempra, Inc.	16,600	(62,250)
Cerulean Pharma, Inc.	63,100	(51,262)
ChemoCentryx, Inc.	600	(4,368)
Chiasma, Inc.	300	(510)
ChromaDex Corp.	4,500	(12,105)
Cidara Therapeutics, Inc.	500	(3,900)
Clovis Oncology, Inc.	61,500	(3,915,705)
Collegium Pharmaceutical, Inc.	5,500	(55,330)
Conatus Pharmaceuticals, Inc.	41,500	(239,455)
Concert Pharmaceuticals, Inc.	3,200	(54,592)
ContraVir Pharmaceuticals, Inc.	33,500	(59,295)
Corbus Pharmaceuticals Holdings, Inc.	10,700	(88,275)
CorMedix, Inc.	9,800	(15,974)
CTI BioPharma Corp.	4,100	(17,220)
Cyclacel Pharmaceuticals, Inc.	7,800	(26,676)
Cymabay Therapeutics, Inc.	2,300	(9,890)
Cytokinetics, Inc.	200	(2,570)
CytRx Corp.	60,498	(26,873)
Depomed, Inc.	67,000	(840,850)
Dicerna Pharmaceuticals, Inc.	600	(2,040)
Diffusion Pharmaceuticals, Inc.	100	(399)
Durata Therapeutics (e)	1,400	0
Dynavax Technologies Corp.	39,930	(237,584)
Eagle Pharmaceuticals, Inc.	23,400	(1,940,796)
Editas Medicine, Inc.	18,200	(406,224)
Egalet Corp.	33,600	(171,360)
Eleven Biotherapeutics, Inc.	43,468	(95,630)
Endo International PLC	15,600	(174,096)
Endocyte, Inc.	6,700	(17,219)
Epizyme, Inc.	7,200	(123,480)
Esperion Therapeutics, Inc.	20,500	(723,855)
Evoke Pharma, Inc.	34,800	(107,880)
Fibrocell Science, Inc.	66	(132)
Five Prime Therapeutics, Inc.	1,000	(36,150)
Flexion Therapeutics, Inc.	4,000	(107,640)
Fortress Biotech, Inc.	200	(740)
Galectin Therapeutics, Inc.	20,879	(48,022)
Galena Biopharma, Inc.	39,380	(24,022)
Genocea Biosciences, Inc.	15,300	(93,177)
Geron Corp.	28,500	(64,695)
Gilead Sciences, Inc. (d)	69,170	(4,698,026)
Global Blood Therapeutics, Inc.	31,400	(1,157,090)
Halozyme Therapeutics, Inc.	15,400	(199,584)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
Heat Biologics, Inc.	29,179	$(25,969)
Heron Therapeutics, Inc.	61,700	(925,500)
Horizon Pharma PLC	20,100	(297,078)
Idera Pharmaceuticals, Inc.	39,600	(97,812)
Immune Pharmaceuticals, Inc.	15,593	(2,278)
ImmunoGen, Inc.	26,500	(102,555)
Immunomedics, Inc.	23,800	(153,986)
Infinity Pharmaceuticals, Inc.	2,400	(7,752)
Inotek Pharmaceuticals Corp.	3,100	(6,200)
Inovio Pharmaceuticals, Inc.	87,900	(581,898)
Insmed, Inc.	300	(5,253)
Insys Therapeutics, Inc.	8,200	(86,182)
Intellia Therapeutics, Inc.	14,000	(197,260)
Intercept Pharmaceuticals, Inc.	23,100	(2,612,610)
Intersect ENT, Inc.	7,200	(123,480)
Intra-Cellular Therapies, Inc.	11,600	(188,500)
Intrexon Corp.	76,700	(1,520,194)
Ionis Pharmaceuticals, Inc.	300	(12,060)
Johnson & Johnson (d)	50,430	(6,281,057)
Juno Therapeutics, Inc.	59,200	(1,313,648)
Kadmon Holdings, Inc.	800	(2,896)
KalVista Pharmaceuticals, Inc.	92	(719)
Karyopharm Therapeutics, Inc.	10,900	(139,956)
Keryx Biopharmaceuticals, Inc.	146,800	(904,288)
Kite Pharma, Inc.	24,600	(1,930,854)
La Jolla Pharmaceutical Co.	12,500	(373,125)
Lannett Co., Inc.	36,700	(820,245)
Lion Biotechnologies, Inc.	2,300	(17,135)
Lipocine, Inc.	10,400	(40,560)
MacroGenics, Inc.	200	(3,720)
Madrigal Pharmaceuticals, Inc.	268	(4,127)
MannKind Corp.	69,780	(103,274)
Marinus Pharmaceuticals, Inc.	30,300	(53,631)
Mast Therapeutics, Inc.	71,200	(8,793)
Medicines Co. (The)	11,300	(552,570)
MediciNova, Inc.	600	(3,594)
MEI Pharma, Inc.	4,700	(7,614)
Merrimack Pharmaceuticals, Inc.	18,800	(57,904)
Minerva Neurosciences, Inc.	4,400	(35,640)
Mirati Therapeutics, Inc.	400	(2,080)
NantKwest, Inc.	6,100	(21,655)
Natural Health Trends Corp.	6,100	(176,290)
Neos Therapeutics, Inc.	3,100	(22,320)
Neuralstem, Inc.	17,653	(93,208)
Neurocrine Biosciences, Inc.	4,900	(212,170)
NewLink Genetics Corp.	100	(2,410)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
Nivalis Therapeutics, Inc.	700	$(2,044)
Ocular Therapeutix, Inc.	58,000	(538,240)
Ohr Pharmaceutical, Inc.	7,600	(6,311)
Omeros Corp.	19,600	(296,352)
OncoGenex Pharmaceuticals, Inc.	1,000	(442)
OncoMed Pharmaceuticals, Inc.	300	(2,763)
OpGen, Inc.	4,876	(5,607)
Orexigen Therapeutics, Inc.	24,670	(84,865)
Organovo Holdings, Inc.	86,100	(273,798)
Otonomy, Inc.	1,300	(15,925)
Pacira Pharmaceuticals, Inc.	1,600	(72,960)
Pain Therapeutics, Inc.	6,797	(6,072)
Palatin Technologies, Inc.	900	(295)
Paratek Pharmaceuticals, Inc.	200	(3,850)
Peregrine Pharmaceuticals, Inc.	5,300	(3,466)
Pernix Therapeutics Holdings, Inc.	22,900	(84,730)
Pfizer, Inc. (d)	236,520	(8,091,349)
PharmAthene, Inc.	12,200	(9,900)
Portola Pharmaceuticals, Inc.	20,400	(799,476)
Progenics Pharmaceuticals, Inc.	26,800	(252,992)
Protalix BioTherapeutics, Inc.	100	(136)
Proteostasis Therapeutics, Inc.	100	(782)
PTC Therapeutics, Inc.	22,800	(224,352)
Pulmatrix, Inc.	1,461	(5,099)
Puma Biotechnology, Inc.	48,800	(1,815,360)
Radius Health, Inc.	23,100	(892,815)
Reata Pharmaceuticals, Inc. Class A	1,824	(41,314)
Regeneron Pharmaceuticals, Inc. (d)	11,910	(4,615,244)
REGENXBIO, Inc.	800	(15,440)
Regulus Therapeutics, Inc.	2,900	(4,785)
Repros Therapeutics, Inc.	12,300	(14,760)
Revance Therapeutics, Inc.	6,700	(139,360)
Rigel Pharmaceuticals, Inc.	1,500	(4,965)
RXi Pharmaceuticals Corp.	2,700	(2,174)
Sage Therapeutics, Inc.	28,700	(2,039,709)
Sarepta Therapeutics, Inc.	126,000	(3,729,600)
SCYNEXIS, Inc.	3,100	(8,556)
Seres Therapeutics, Inc.	5,000	(56,350)
Shire PLC ADR	7,725	(1,345,927)
Sorrento Therapeutics, Inc.	2,500	(9,875)
Spark Therapeutics, Inc.	700	(37,338)
Stemline Therapeutics, Inc.	500	(4,275)
Sunesis Pharmaceuticals, Inc.	233	(955)
Syndax Pharmaceuticals, Inc.	1,100	(15,092)
Synergy Pharmaceuticals, Inc.	150,300	(700,398)
Synthetic Biologics, Inc.	37,300	(23,525)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
Teligent, Inc.	15,600	$(121,836)
Tenax Therapeutics, Inc.	5,000	(2,813)
TESARO, Inc.	48,900	(7,524,243)
TG Therapeutics, Inc.	33,800	(393,770)
TherapeuticsMD, Inc.	91,800	(660,960)
Threshold Pharmaceuticals, Inc.	33,300	(18,981)
Titan Pharmaceuticals, Inc.	1,600	(5,280)
Tokai Pharmaceuticals, Inc.	22,900	(19,133)
Tonix Pharmaceuticals Holding Corp.	4,760	(22,229)
Trevena, Inc.	22,100	(81,107)
Ultragenyx Pharmaceutical, Inc.	5,000	(338,900)
Valeant Pharmaceuticals International, Inc.	104,500	(1,152,635)
Vital Therapies, Inc.	2,700	(10,800)
VIVUS, Inc.	23,700	(26,544)
XBiotech, Inc.	8,500	(140,165)
Zafgen, Inc.	18,700	(87,142)
ZIOPHARM Oncology, Inc.	144,246	(914,520)
Zoetis, Inc.	96,700	(5,160,879)
Zogenix, Inc.	4,125	(44,756)
Zynerba Pharmaceuticals, Inc.	27,900	(560,790)

		(130,233,791)

Chemicals — (0.3)%
AgroFresh Solutions, Inc.	400	(1,748)
Amyris, Inc.	62,400	(33,072)
Balchem Corp.	6,500	(535,730)
CF Industries Holdings, Inc.	13,200	(387,420)
Ferro Corp.	300	(4,557)
Intrepid Potash, Inc.	36,700	(63,124)
Kraton Performance Polymers, Inc.	800	(24,736)
LSB Industries, Inc.	44,000	(412,720)
Mosaic Co.	94,400	(2,754,592)
Olin Corp.	198,800	(6,534,556)
Platform Specialty Products Corp.	154,300	(2,008,986)
Rayonier Advanced Materials, Inc.	6,800	(91,460)
Rentech, Inc.	3,290	(1,645)

		(12,854,346)

Commercial Services — (0.1)%
Cintas Corp.	21,000	(2,657,340)
Ecolab, Inc.	2,900	(363,486)
Healthcare Services Group, Inc.	400	(17,236)
Patriot National, Inc.	4,200	(11,844)

		(3,049,906)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
Construction Materials — (0.0)%
Apogee Enterprises, Inc.	100	$(5,961)
Eagle Materials, Inc.	1,200	(116,568)
Martin Marietta Materials, Inc.	1,030	(224,797)
Summit Materials, Inc. Class A	9,300	(229,803)
Trex Co., Inc.	200	(13,878)
US Concrete, Inc.	1,200	(77,460)
USG Corp.	1,900	(60,420)

		(728,887)

Consumer Products — (1.0)%
22nd Century Group, Inc.	7,500	(8,850)
Alliance One International, Inc.	200	(2,570)
Amplify Snack Brands, Inc.	37,400	(314,160)
Avon Products, Inc.	93,200	(410,080)
B&G Foods, Inc.	8,700	(350,175)
Blue Buffalo Pet Products, Inc.	1,100	(25,300)
Cal-Maine Foods, Inc.	2,200	(80,960)
Campbell Soup Co.	14,100	(807,084)
Colgate-Palmolive Co.	600	(43,914)
Coty, Inc. Class A	72,580	(1,315,875)
Edgewell Personal Care Co.	300	(21,942)
elf Beauty, Inc.	19,600	(564,480)
General Mills, Inc.	190,700	(11,253,207)
Hain Celestial Group, Inc.	12,300	(457,560)
Herbalife Ltd.	30,700	(1,784,898)
Hershey Co.	13,800	(1,507,650)
JM Smucker Co.	12,600	(1,651,608)
Kellogg Co.	14,200	(1,031,062)
Kimberly-Clark Corp.	8,400	(1,105,692)
Kraft Heinz Co.	76,300	(6,928,803)
MGP Ingredients, Inc.	100	(5,423)
Monster Beverage Corp.	10,300	(475,551)
Post Holdings, Inc.	18,600	(1,627,872)
Procter & Gamble Co.	37,700	(3,387,345)
Reynolds American, Inc.	97,900	(6,169,658)
Snyder’s-Lance, Inc.	25,200	(1,015,812)
Terravia Holdings, Inc.	20,100	(14,563)
TreeHouse Foods, Inc.	31,100	(2,632,926)

		(44,995,020)

Consumer Services — (0.0)%
Bright Horizons Family Solutions, Inc.	600	(43,494)
Career Education Corp.	300	(2,610)
Rent-A-Center, Inc.	41,400	(367,218)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
Weight Watchers International, Inc.	64,000	$(996,480)

		(1,409,802)

Containers & Packaging — (0.0)%
3M Co.	3,700	(707,921)

Distributors—Consumer Staples — (0.0)%
Castle Brands, Inc.	600	(930)

Distributors—Discretionary — (0.0)%
Fastenal Co.	30,600	(1,575,900)

Electrical Equipment — (0.5)%
AAON, Inc.	100	(3,535)
Allied Motion Technologies, Inc.	100	(2,010)
Capstone Turbine Corp.	4,485	(3,431)
Cognex Corp.	2,300	(193,085)
Energous Corp.	44,000	(686,400)
Energy Focus, Inc.	4,800	(15,792)
General Cable Corp.	11,700	(210,015)
Johnson Controls International plc	224,900	(9,472,788)
Roper Industries, Inc.	46,500	(9,601,785)

		(20,188,841)

Engineering & Construction Services — (0.0)%
Chicago Bridge & Iron Co. NV	400	(12,300)
Goldfield Corp.	3,800	(21,850)
KBR, Inc.	2,900	(43,587)
Team, Inc.	1,100	(29,755)

		(107,492)

Gaming, Lodging & Restaurants — (0.1)%
Bob Evans Farms, Inc.	5,300	(343,811)
Buffalo Wild Wings, Inc.	2,200	(336,050)
Chuy’s Holdings, Inc.	1,400	(41,720)
Cracker Barrel Old Country Store, Inc.	100	(15,925)
DineEquity, Inc.	100	(5,442)
Dunkin’ Brands Group, Inc.	26,900	(1,470,892)
Fogo De Chao, Inc.	1,100	(17,875)
Golden Entertainment, Inc.	1,100	(14,553)
ILG, Inc.	11,296	(236,764)
Jamba, Inc.	1,700	(15,385)
Marriott Vacations Worldwide Corp.	300	(29,979)
Noodles & Co.	100	(575)
Papa Murphy’s Holdings, Inc.	3,300	(15,741)
Rave Restaurant Group, Inc.	500	(1,110)
Red Rock Resorts, Inc. Class A	2,300	(51,014)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
Ruby Tuesday, Inc.	5,900	$(16,579)
Shake Shack, Inc. Class A	41,700	(1,392,780)
Wyndham Worldwide Corp.	2,200	(185,438)
Zoe’s Kitchen, Inc.	19,800	(366,300)

		(4,557,933)

Hardware — (0.1)%
3D Systems Corp.	229,000	(3,425,840)
Acacia Communications, Inc.	2,700	(158,274)
Airgain, Inc.	500	(7,580)
Ciena Corp.	100	(2,361)
Diebold, Inc.	3,200	(98,240)
Digimarc Corp.	400	(10,800)
Digital Ally, Inc.	6,800	(28,900)
ExOne Co.	4,600	(46,874)
Gigamon, Inc.	800	(28,440)
GoPro, Inc. Class A	82,000	(713,400)
Inventergy Global, Inc.	300	(93)
Kopin Corp.	1,300	(5,330)
Mercury Systems, Inc.	800	(31,240)
MicroVision, Inc.	20,200	(50,298)
Neonode, Inc.	6,100	(9,760)
NETGEAR, Inc.	800	(39,640)
NetScout Systems, Inc.	3,900	(148,005)
Nutanix, Inc.	2,800	(52,556)
NXT-ID, Inc.	40	(74)
Quantenna Communications, Inc.	2,700	(56,241)
Stratasys Ltd.	29	(594)
Superconductor Technologies, Inc.	600	(762)
Ubiquiti Networks, Inc.	11,600	(583,016)
Uni-Pixel, Inc.	16,500	(14,025)
Vuzix Corp.	3,549	(22,004)

		(5,534,347)

Health Care Facilities & Services — (1.2)%
Acadia Healthcare Co., Inc.	39,100	(1,704,760)
American Renal Associates Holdings, Inc.	3,300	(55,704)
AmerisourceBergen Corp. (d)	48,080	(4,255,080)
Anthem, Inc. (d)	67,040	(11,087,075)
BioScrip, Inc.	44,000	(74,800)
Brookdale Senior Living, Inc.	117,391	(1,576,561)
Cancer Genetics, Inc.	100	(410)
Charles River Laboratories International, Inc.	4,555	(409,722)
Diplomat Pharmacy, Inc.	5,200	(82,940)
Ekso Bionics Holdings, Inc.	2,800	(11,480)
Envision Healthcare Corp.	31	(1,901)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
Express Scripts Holding Co. (d)	48,930	$(3,224,976)
Genesis Healthcare, Inc.	6,600	(17,424)
ICON PLC	5,202	(414,704)
Kindred Healthcare, Inc.	949	(7,924)
McKesson Corp. (d)	42,270	(6,266,950)
MEDNAX, Inc.	12,194	(846,020)
Medpace Holdings, Inc.	2,300	(68,655)
Natera, Inc.	7,000	(62,090)
NeoGenomics, Inc.	700	(5,523)
Nobilis Health Corp.	4,600	(7,820)
Novan, Inc.	300	(1,914)
OvaScience, Inc.	3,200	(5,984)
Patterson Cos., Inc.	124,769	(5,643,302)
Quintiles Transnational Holdings, Inc. (d)	129,352	(10,416,717)
Teladoc, Inc.	4,300	(107,500)
Tenet Healthcare Corp.	213,300	(3,777,543)

		(50,135,479)

Home & Office Products — (0.3)%
Beazer Homes USA, Inc.	44,700	(542,211)
CalAtlantic Group, Inc.	52,220	(1,955,639)
Century Communities, Inc.	1,900	(48,260)
Green Brick Partners, Inc.	400	(3,980)
HNI Corp.	300	(13,827)
Hovnanian Enterprises, Inc. Class A	69,100	(156,857)
KB Home	115,600	(2,298,128)
LGI Homes, Inc.	22,400	(759,584)
M/I Homes, Inc.	800	(19,600)
MDC Holdings, Inc.	19,900	(597,995)
Newell Brands, Inc.	18	(849)
St Joe Co.	3,100	(52,855)
Tempur Sealy International, Inc.	116,300	(5,403,298)
Toll Brothers, Inc.	1,200	(43,332)
TRI Pointe Homes, Inc.	153,700	(1,927,398)
William Lyon Homes Class A	28,200	(581,484)

		(14,405,297)

Industrial Services — (0.0)%
Wesco Aircraft Holdings, Inc.	800	(9,120)
WW Grainger, Inc.	6,612	(1,539,009)

		(1,548,129)

Institutional Financial Services — (0.5)%
Evercore Partners, Inc. Class A	1,200	(93,480)
Global Brokerage, Inc.	2,650	(7,155)
Goldman Sachs Group, Inc.	67,600	(15,529,072)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
Greenhill & Co., Inc.	300	$(8,790)
Morgan Stanley	104,600	(4,481,064)
Piper Jaffray Cos.	300	(19,155)

		(20,138,716)

Insurance — (0.6)%
American International Group, Inc.	42,200	(2,634,546)
American National Insurance Co.	100	(11,803)
Axis Capital Holdings Ltd.	1,400	(93,842)
Berkshire Hathaway, Inc. Class B	68,100	(11,350,908)
Chubb Ltd.	58,800	(8,011,500)
Cincinnati Financial Corp.	18,232	(1,317,627)
CNA Financial Corp.	100	(4,417)
Everest Re Group Ltd.	300	(70,143)
Hartford Financial Services Group, Inc.	21,600	(1,038,312)
HCI Group, Inc.	2,400	(109,392)
Health Insurance Innovations, Inc. Class A	1,000	(16,000)
Markel Corp.	100	(97,586)
MBIA, Inc.	6,800	(57,596)
Torchmark Corp.	49	(3,775)
Willis Towers Watson PLC	12	(1,571)
WR Berkley Corp.	27,142	(1,917,039)

		(26,736,057)

Iron & Steel — (0.1)%
AK Steel Holding Corp.	49,800	(358,062)
Allegheny Technologies, Inc.	6,900	(123,924)
Carpenter Technology Corp.	400	(14,920)
Cliffs Natural Resources, Inc.	44,100	(362,061)
Commercial Metals Co.	4,200	(80,346)
United States Steel Corp.	35,100	(1,186,731)

		(2,126,044)

Leisure Products — (0.2)%
Brunswick Corp.	54,100	(3,310,920)
LCI Industries	9,200	(918,160)
Nautilus, Inc.	4,000	(73,000)
Polaris Industries, Inc.	33,100	(2,773,780)
Thor Industries, Inc.	9,100	(874,783)

		(7,950,643)

Machinery — (0.1)%
Caterpillar, Inc.	18,269	(1,694,632)
Flowserve Corp.	1,900	(91,998)
Manitowoc Co., Inc.	17,000	(96,900)
Middleby Corp.	4,200	(573,090)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
NN, Inc.	2,000	$(50,400)
Nordson Corp.	1,200	(147,408)
Power Solutions International, Inc.	1,500	(15,135)

		(2,669,563)

Manufactured Goods — (0.0)%
Proto Labs, Inc.	12,300	(628,530)

Media — (1.2)%
Angie’s List, Inc.	21,700	(123,690)
Charter Communications, Inc. Class A (d)	11,978	(3,920,639)
Cumulus Media, Inc. Class A	3,200	(1,026)
Facebook, Inc. Class A	92,900	(13,196,445)
Groupon, Inc.	79,800	(313,614)
John Wiley & Sons, Inc. Class A	600	(32,280)
Liberty Broadband Corp. Class C	21,700	(1,874,880)
Liberty Ventures	600	(26,688)
Lions Gate Entertainment Corp. Class A	400	(10,624)
Live Ventures, Inc.	2,992	(47,573)
Media General, Inc. (e)	12,100	0
Meet Group, Inc.	24,600	(144,894)
Meredith Corp.	2,300	(148,580)
New Media Investment Group, Inc.	300	(4,263)
Nexstar Media Group, Inc.	11	(772)
Pandora Media, Inc.	315,700	(3,728,417)
Rocket Fuel, Inc.	9,300	(49,848)
Shutterstock, Inc.	600	(24,810)
Sirius XM Holdings, Inc. (d)	1,251,708	(6,446,296)
Snap, Inc.	179,300	(4,039,629)
Stamps.com, Inc.	1,900	(224,865)
Time, Inc.	1,100	(21,285)
Twitter, Inc.	859,100	(12,843,545)
World Wrestling Entertainment, Inc. Class A	13,600	(302,192)
Yelp, Inc.	175,500	(5,747,625)

		(53,274,480)

Medical Equipment & Devices — (1.8)%
Abbott Laboratories (d)	237,220	(10,534,940)
ABIOMED, Inc.	200	(25,040)
Accelerate Diagnostics, Inc.	22,800	(551,760)
Amedica Corp.	17,607	(7,219)
Avinger, Inc.	8,200	(15,580)
Cerus Corp.	1,500	(6,675)
Cesca Therapeutics, Inc.	284	(923)
Cooper Cos., Inc. (d)	37,940	(7,583,827)
Corindus Vascular Robotics, Inc.	700	(917)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
Cytori Therapeutics, Inc.	1,846	$(2,954)
CytoSorbents Corp.	500	(2,250)
Dentsply Sirona, Inc. (d)	62,410	(3,896,880)
DexCom, Inc.	24,000	(2,033,520)
Endologix, Inc.	5,200	(37,648)
EnteroMedics, Inc.	8,259	(47,572)
Exact Sciences Corp.	70,700	(1,669,934)
Foundation Medicine, Inc.	12,600	(406,350)
Haemonetics Corp.	21,400	(868,198)
IDEXX Laboratories, Inc. (d)	26,680	(4,124,995)
Illumina, Inc. (d)	49,910	(8,516,642)
InVivo Therapeutics Holdings Corp.	9,900	(40,095)
iRhythm Technologies, Inc.	2,200	(82,720)
IsoRay, Inc.	10,700	(6,313)
Medtronic PLC	3	(242)
Microbot Medical, Inc.	7,239	(42,420)
NanoString Technologies, Inc.	200	(3,974)
Natus Medical, Inc.	700	(27,475)
Navidea Biopharmaceuticals, Inc.	40,799	(23,529)
Neogen Corp.	600	(39,330)
Nevro Corp.	1,900	(178,030)
Novocure Ltd.	10,300	(83,430)
OPKO Health, Inc.	65,300	(522,400)
Pacific Biosciences of California, Inc.	36,600	(189,222)
Penumbra, Inc.	2,300	(191,935)
Rockwell Medical, Inc.	26,800	(167,768)
Second Sight Medical Products, Inc.	2,500	(3,025)
Skyline Medical, Inc.	848	(1,781)
STERIS PLC	900	(62,514)
T2 Biosystems, Inc.	5,200	(27,352)
Teleflex, Inc. (d)	36,290	(7,030,462)
Thermo Fisher Scientific, Inc. (d)	30,390	(4,667,904)
TransEnterix, Inc.	76,800	(92,928)
Trovagene, Inc.	12,600	(14,490)
Unilife Corp.	8,930	(15,270)
Varian Medical Systems, Inc. (d)	181,070	(16,500,909)
Vericel Corp.	4,400	(12,320)
ViewRay, Inc.	900	(7,659)
Waters Corp. (d)	42,040	(6,571,272)
Wright Medical Group NV	1	(31)
Zimmer Holdings, Inc. (d)	26,930	(3,288,422)

		(80,229,046)

Metals & Mining — (0.3)%
Coeur Mining, Inc.	30,364	(245,341)
Compass Minerals International, Inc.	18,600	(1,262,010)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
Fairmount Santrol Holdings, Inc.	26,800	$(196,444)
Ferroglobe PLC	4,100	(42,353)
Freeport-McMoRan Copper & Gold, Inc.	291,700	(3,897,112)
Gold Resource Corp.	4,500	(20,340)
Hecla Mining Co.	7,700	(40,733)
McEwen Mining, Inc.	92,800	(282,112)
Pershing Gold Corp.	1,100	(3,124)
Royal Gold, Inc.	3,500	(245,175)
Smart Sand, Inc.	300	(4,875)
Tahoe Resources, Inc.	151,800	(1,218,954)
Uranium Energy Corp.	134,100	(190,422)
Uranium Resources, Inc.	8,305	(15,614)
US Silica Holdings, Inc.	100,200	(4,808,598)
Vista Gold Corp.	4,800	(4,896)

		(12,478,103)

Oil, Gas & Coal — (1.0)%
Alon USA Energy, Inc.	55,800	(680,202)
Antero Resources Corp.	3,300	(75,273)
Apache Corp.	107,200	(5,509,008)
Approach Resources, Inc.	9,100	(22,841)
Atwood Oceanics, Inc.	2,800	(26,684)
Basic Energy Services, Inc.	1,100	(36,696)
Bristow Group, Inc.	200	(3,042)
Cabot Oil & Gas Corp.	18,500	(442,335)
California Resources Corp.	85,510	(1,286,070)
Callon Petroleum Co.	78,100	(1,027,796)
Camber Energy, Inc.	400	(236)
CARBO Ceramics, Inc.	900	(11,736)
Centennial Resource Development, Inc. Class A	8,500	(154,955)
Cheniere Energy Partners LP Holdings LLC	2,900	(70,818)
Chesapeake Energy Corp.	5,600	(33,264)
Clayton Williams Energy, Inc.	6,700	(884,936)
Cobalt International Energy, Inc.	409,200	(218,267)
Comstock Resources, Inc.	29,180	(269,331)
ConocoPhillips	124,500	(6,208,815)
CVR Energy, Inc.	5,900	(118,472)
Delek US Holdings, Inc.	800	(19,416)
Denbury Resources, Inc.	900	(2,322)
Diamondback Energy, Inc.	400	(41,486)
Earthstone Energy, Inc.	200	(2,552)
Eco-Stim Energy Solutions, Inc.	500	(585)
Enbridge Energy Management LLC	13,157	(242,352)
Energen Corp.	100	(5,444)
EnLink Midstream LLC	22,400	(434,560)
EP Energy Corp. Class A	15,800	(75,050)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
Erin Energy Corp.	700	$(1,680)
EXCO Resources, Inc.	141,500	(87,716)
Extraction Oil & Gas, Inc.	12,100	(224,455)
Flotek Industries, Inc.	85,200	(1,089,708)
Frank’s International NV	21,000	(221,970)
Gastar Exploration, Inc.	37,000	(56,980)
Gulfmark Offshore, Inc. Class A	23,000	(8,052)
Halcon Resources Corp.	20,000	(154,000)
Hess Corp.	2,000	(96,420)
Jones Energy, Inc.	76,119	(194,103)
Kinder Morgan, Inc.	2,532	(55,046)
Kosmos Energy Ltd.	45,900	(305,694)
Noble Corp. PLC	8,300	(51,377)
Northern Oil and Gas, Inc.	76,400	(198,640)
Pacific Drilling SA	9,730	(21,601)
Par Pacific Holdings, Inc.	1,700	(28,033)
Parsley Energy, Inc. Class A	28,000	(910,280)
PBF Energy, Inc. Class A	22,700	(503,259)
PetroQuest Energy, Inc.	475	(1,301)
Range Resources Corp.	33,587	(977,382)
Resolute Energy Corp.	9,300	(375,720)
Rex Energy Corp.	148,900	(69,909)
Rice Energy, Inc.	3,600	(85,320)
Ring Energy, Inc.	500	(5,410)
RPC, Inc.	10,390	(190,241)
RSP Permian, Inc.	4,000	(165,720)
Sanchez Energy Corp.	19,300	(184,122)
SemGroup Corp. Class A	9,500	(342,000)
SM Energy Co.	136,700	(3,283,534)
SRC Energy, Inc.	296,900	(2,505,836)
Superior Energy Services, Inc.	100	(1,426)
Targa Resources Corp.	173,800	(10,410,620)
Tellurian, Inc.	18,900	(221,508)
TETRA Technologies, Inc.	100	(407)
Tidewater, Inc.	42,000	(48,300)
W&T Offshore, Inc.	85,300	(236,281)
Weatherford International PLC	3,000	(19,950)
Whiting Petroleum Corp.	47	(445)
Williams Cos., Inc. (The)	3,100	(91,729)
WPX Energy, Inc.	2,200	(29,458)

		(41,360,177)

Passenger Transportation — (0.0)%
American Airlines Group, Inc.	7,800	(329,940)

Real Estate — (1.6)%
Acadia Realty Trust	600	(18,036)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
Alexandria Real Estate Equities, Inc.	13,600	$(1,503,072)
Altisource Residential Corp.	17,200	(262,300)
American Campus Communities, Inc.	47,800	(2,274,802)
Apple Hospitality REIT, Inc.	9,900	(189,090)
Ashford Hospitality Trust, Inc.	17,000	(108,290)
AvalonBay Communities, Inc.	15,522	(2,849,839)
Bluerock Residential Growth REIT, Inc.	800	(9,848)
Boston Properties, Inc.	35,900	(4,753,519)
Brandywine Realty Trust	45,500	(738,465)
CBL & Associates Properties, Inc.	35,400	(337,716)
Chatham Lodging Trust	7,100	(140,225)
Colony NorthStar, Inc. Class A	245,721	(3,172,258)
Colony Starwood Homes REIT	52,202	(1,772,258)
Corporate Office Properties Trust	36,300	(1,201,530)
Cousins Properties, Inc.	328,900	(2,720,003)
CubeSmart	500	(12,980)
DCT Industrial Trust, Inc.	3,700	(178,044)
DiamondRock Hospitality Co.	42,600	(474,990)
Douglas Emmett, Inc.	46,800	(1,797,120)
DuPont Fabros Technology, Inc.	1,000	(49,590)
EastGroup Properties, Inc.	100	(7,353)
Education Realty Trust, Inc.	39,266	(1,604,016)
Empire State Realty Trust, Inc. Class A	18,300	(377,712)
Equinix, Inc.	27	(10,810)
Equity LifeStyle Properties, Inc.	100	(7,706)
Equity Residential	7,836	(487,556)
Essex Property Trust, Inc.	2,200	(509,366)
Farmland Partners, Inc.	24,300	(271,431)
Federal Realty Investment Trust	300	(40,050)
Global Medical REIT, Inc.	8,300	(75,364)
Global Net Lease, Inc.	13,461	(324,141)
Government Properties Income Trust	31,200	(653,016)
Gramercy Property Trust	47	(1,236)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	700	(14,140)
Healthcare Realty Trust, Inc.	54,800	(1,781,000)
Healthcare Trust of America, Inc. Class A	48,700	(1,532,102)
Hersha Hospitality Trust	6,000	(112,740)
Hospitality Properties Trust	8,600	(271,158)
Host Hotels & Resorts, Inc.	465,000	(8,676,900)
Hudson Pacific Properties, Inc.	2,800	(96,992)
Independence Realty Trust, Inc.	52,511	(492,028)
Investors Real Estate Trust	500	(2,965)
iStar, Inc.	700	(8,260)
LaSalle Hotel Properties	76,500	(2,214,675)
Liberty Property Trust	8,000	(308,400)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
Life Storage, Inc.	21,400	$(1,757,368)
Mack-Cali Realty Corp.	1,200	(32,328)
Medical Properties Trust, Inc.	13,000	(167,570)
Mid-America Apartment Communities, Inc.	3,600	(366,264)
National Health Investors, Inc.	700	(50,841)
New Concept Energy, Inc.	200	(360)
New Senior Investment Group, Inc.	52,201	(532,450)
New York REIT, Inc.	1,000	(9,690)
Omega Healthcare Investors, Inc.	19,440	(641,325)
Paramount Group, Inc.	13,100	(212,351)
Parkway, Inc.	3,000	(59,670)
Pebblebrook Hotel Trust	16,300	(476,123)
Physicians Realty Trust	84,600	(1,681,002)
Piedmont Office Realty Trust, Inc. Class A	49,700	(1,062,586)
Public Storage	7,100	(1,554,261)
QTS Realty Trust, Inc. Class A	300	(14,625)
Rexford Industrial Realty, Inc.	18,100	(407,612)
RLJ Lodging Trust	10,000	(235,100)
Senior Housing Properties Trust	20,400	(413,100)
SL Green Realty Corp.	1,900	(202,578)
STAG Industrial, Inc.	7,500	(187,650)
Summit Hotel Properties, Inc.	800	(12,784)
Sun Communities, Inc.	20,900	(1,678,897)
Sunstone Hotel Investors, Inc.	28,967	(444,064)
Terreno Realty Corp.	1,700	(47,600)
Uniti Group, Inc.	4,500	(116,325)
Urban Edge Properties	400	(10,520)
Vereit, Inc. REIT	300	(2,547)
Vornado Realty Trust	82,344	(8,259,927)
Washington Prime Group, Inc.	82,600	(717,794)
Washington Real Estate Investment Trust	18,600	(581,808)
Welltower, Inc.	13,400	(948,988)
Weyerhaeuser Co.	108,420	(3,684,112)

		(71,015,312)

Recreation Facilities & Services — (0.0)%
AMC Entertainment Holdings, Inc. Class A	6,900	(217,005)

Renewable Energy — (0.0)%
Enphase Energy, Inc.	22,700	(31,099)
FuelCell Energy, Inc.	23,058	(31,705)
Gevo, Inc.	25,660	(29,252)
Green Plains, Inc.	400	(9,900)
Plug Power, Inc.	267,100	(368,598)
SolarEdge Technologies, Inc.	8,200	(127,920)
Sunworks, Inc.	5,300	(8,056)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
TerraForm Global, Inc. Class A	10,300	$(49,440)
Vivint Solar, Inc.	18,400	(51,520)

		(707,490)

Retail—Consumer Staples — (0.7)%
Big Lots, Inc.	5,900	(287,212)
CVS Health Corp. (d)	149,390	(11,727,115)
Fred’s, Inc. Class A	3,900	(51,090)
Ollie’s Bargain Outlet Holdings, Inc.	500	(16,750)
Walgreens Boots Alliance, Inc. (d)	47,580	(3,951,519)
Whole Foods Market, Inc.	454,400	(13,504,768)

		(29,538,454)

Retail—Discretionary — (1.7)%
Abercrombie & Fitch Co. Class A	156,300	(1,864,659)
Advance Auto Parts, Inc.	11,900	(1,764,294)
Barnes & Noble, Inc.	44,500	(411,625)
bebe stores, Inc.	180	(698)
Bed Bath & Beyond, Inc.	117,300	(4,628,658)
Best Buy Co., Inc.	213,000	(10,468,950)
Bon-Ton Stores, Inc.	5,100	(4,285)
Boot Barn Holdings, Inc.	18,200	(179,998)
Buckle, Inc.	29,200	(543,120)
Build-A-Bear Workshop, Inc.	1,100	(9,735)
Cabela’s, Inc.	100	(5,311)
Caleres, Inc.	1,300	(34,346)
CarMax, Inc.	61,200	(3,624,264)
Chico’s FAS, Inc.	74,000	(1,050,800)
Children’s Place, Inc.	30,200	(3,625,510)
Conn’s, Inc.	25,500	(223,125)
Dick’s Sporting Goods, Inc.	74,000	(3,600,840)
Dillard’s, Inc. Class A	10,200	(532,848)
DSW, Inc. Class A	36,600	(756,888)
Duluth Holdings, Inc. Class B	7,600	(161,804)
Etsy, Inc.	3,600	(38,268)
FirstCash, Inc.	628	(30,866)
Freshpet, Inc.	7,100	(78,100)
GameStop Corp. Class A	68,100	(1,535,655)
Genesco, Inc.	1,800	(99,810)
Genuine Parts Co.	9,200	(850,172)
GNC Holdings, Inc. Class A	75,700	(557,152)
Group 1 Automotive, Inc.	500	(37,040)
Guess?, Inc.	70,600	(787,190)
Hertz Global Holdings, Inc.	29,300	(513,922)
Kohl’s Corp.	171,400	(6,823,434)
Lands’ End, Inc.	900	(19,305)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
Lithia Motors, Inc. Class A	12,000	$(1,027,800)
Lumber Liquidators Holdings, Inc.	40,100	(841,699)
Macy’s, Inc.	123,300	(3,654,612)
Net Element, Inc.	16,250	(15,129)
Nordstrom, Inc.	109,200	(5,085,444)
O’Reilly Automotive, Inc.	26,800	(7,231,712)
Party City Holdco, Inc.	5,600	(78,680)
Pier 1 Imports, Inc.	134,000	(959,440)
Restoration Hardware Holdings, Inc.	51,600	(2,387,016)
Sears Holdings Corp.	81,600	(937,584)
Stage Stores, Inc.	31,700	(82,103)
Staples, Inc.	14,400	(126,288)
Tailored Brands, Inc.	78,900	(1,178,766)
Tiffany & Co.	32,100	(3,059,130)
Wayfair, Inc. Class A	63,700	(2,579,213)

		(74,107,288)

Semiconductors — (0.3)%
Applied Optoelectronics, Inc.	800	(44,920)
Broadcom Ltd.	38	(8,320)
Cypress Semiconductor Corp.	213,735	(2,940,994)
GigPeak, Inc.	200	(616)
Impinj, Inc.	1,000	(30,270)
Inphi Corp.	700	(34,174)
InvenSense, Inc.	9,300	(117,459)
MaxLinear, Inc. Class A	14,640	(410,652)
Microsemi Corp.	27,800	(1,432,534)
NVIDIA Corp.	53,900	(5,871,327)
Oclaro, Inc.	139,700	(1,371,854)
ParkerVision, Inc.	3,800	(7,562)
Qorvo, Inc.	2,623	(179,833)
Universal Display Corp.	1,900	(163,590)

		(12,614,105)

Software — (0.7)%
2U, Inc.	700	(27,762)
ACI Worldwide, Inc.	100	(2,139)
ANSYS, Inc.	600	(64,122)
Apptio, Inc. Class A	3,200	(37,536)
Blackbaud, Inc.	19,900	(1,525,733)
Blackline, Inc.	4,000	(119,040)
Callidus Software, Inc.	26,500	(565,775)
Castlight Health, Inc. Class B	18,600	(67,890)
Cerner Corp. (d)	118,180	(6,954,893)
Coupa Software, Inc.	6,100	(154,940)
Digital Turbine, Inc.	4,100	(3,854)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
Envestnet, Inc.	16,200	$(523,260)
Everbridge, Inc.	1,500	(30,795)
FireEye, Inc.	349,000	(4,400,890)
Glu Mobile, Inc.	107,800	(244,706)
Guidewire Software, Inc.	600	(33,798)
Hortonworks, Inc.	31,100	(305,091)
Inseego Corp.	900	(1,881)
KEYW Holding Corp.	200	(1,888)
MobileIron, Inc.	800	(3,480)
NantHealth, Inc.	2,200	(10,912)
Oracle Corp.	6,800	(303,348)
Palo Alto Networks, Inc.	72,400	(8,158,032)
Paycom Software, Inc.	1,200	(69,012)
pdvWireless, Inc.	600	(13,110)
Pegasystems, Inc.	6,100	(267,485)
PolarityTE, Inc.	100	(1,367)
Tabula Rasa HealthCare, Inc.	300	(4,044)
Twilio, Inc.	16,400	(473,468)
Tyler Technologies, Inc.	700	(108,192)
Ultimate Software Group, Inc.	500	(97,605)
Veeva Systems, Inc. Class A	500	(25,640)
VirnetX Holding Corp.	22,100	(50,830)
VMware, Inc. Class A (d)	37,737	(3,477,087)
xG Technology, Inc.	20,600	(33,372)

		(28,162,977)

Specialty Finance — (0.5)%
Air Lease Corp.	100	(3,875)
Alliance Data Systems Corp.	44,145	(10,992,105)
Ally Financial, Inc.	2,000	(40,660)
Altisource Portfolio Solutions SA	5,600	(206,080)
Apollo Commercial Real Estate Finance, Inc.	9,600	(180,576)
Arlington Asset Investment Corp. Class A	34,400	(486,072)
Capstead Mortgage Corp.	5,600	(59,024)
Chimera Investment Corp.	42	(848)
CIT Group, Inc.	2,900	(124,497)
Encore Capital Group, Inc.	21,500	(662,200)
Five Oaks Investment Corp.	100	(513)
Global Payments, Inc.	18,155	(1,464,745)
Impac Mortgage Holdings, Inc.	100	(1,246)
LendingClub Corp.	628,700	(3,451,563)
LendingTree, Inc.	800	(100,280)
Nationstar Mortgage Holdings, Inc.	38,500	(606,760)
Nelnet, Inc. Class A	100	(4,386)
Ocwen Financial Corp.	102,700	(561,769)
On Deck Capital, Inc.	3,500	(17,640)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
OneMain Holdings, Inc.	1,700	$(42,245)
Orchid Island Capital, Inc.	75,800	(757,242)
PRA Group, Inc.	200	(6,630)
RAIT Financial Trust	42,800	(136,960)
Resource Capital Corp. REIT	26,800	(261,836)
Santander Consumer USA Holdings, Inc.	36,800	(490,176)
SLM Corp.	9,900	(119,790)
Visa, Inc. A Shares	28,600	(2,541,682)
Walker & Dunlop, Inc.	300	(12,507)
Walter Investment Management Corp.	27,800	(30,024)
Western Asset Mortgage Capital Corp.	23,500	(229,595)
WEX, Inc.	1,000	(103,500)

		(23,697,026)

Technology Services — (0.1)%
Ciber, Inc.	7,300	(2,920)
Cogint, Inc.	8,285	(38,525)
Endurance International Group Holdings, Inc.	23,800	(186,830)
FactSet Research Systems, Inc.	9,500	(1,566,645)
Helios & Matheson Analytics, Inc.	2,500	(7,075)
IHS Markit Ltd.	227	(9,523)
Leidos Holdings, Inc.	100	(5,111)
Medidata Solutions, Inc.	500	(28,845)
Paychex, Inc.	10,300	(606,670)
SecureWorks Corp.	2,400	(22,800)
Spherix, Inc.	5,826	(7,224)
Virtusa Corp.	1,000	(30,220)

		(2,512,388)

Telecommunications — (0.2)%
AT&T, Inc. (d)	60,037	(2,494,537)
Frontier Communications Corp.	1,475,700	(3,157,998)
Global Eagle Entertainment, Inc.	100	(319)
Globalstar, Inc.	186,800	(298,880)
HC2 Holdings, Inc.	5,400	(33,480)
Intelsat SA	18,200	(75,530)
NII Holdings, Inc.	1,400	(1,820)
Shenandoah Telecommunications Co.	2,300	(64,515)
Straight Path Communications, Inc.	14,000	(503,580)
T-Mobile US, Inc.	500	(32,419)
Windstream Holdings, Inc.	228	(1,243)

		(6,664,321)

Transportation & Logistics — (0.2)%
Celadon Group, Inc.	18,700	(122,485)
DHT Holdings, Inc.	186,800	(834,996)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
Dorian LPG Ltd.	14,200	$(149,526)
Eagle Bulk Shipping, Inc.	28,715	(163,388)
Echo Global Logistics, Inc.	1,200	(25,620)
Expeditors International of Washington, Inc.	6,200	(350,238)
Gener8 Maritime, Inc.	2,000	(11,340)
Hornbeck Offshore Services, Inc.	29,200	(129,356)
Kirby Corp.	49,839	(3,516,142)
Nordic American Tankers Ltd.	121,585	(994,565)
Scorpio Bulkers, Inc.	22,700	(208,840)
Seanergy Maritime Holdings Corp.	3,102	(2,544)
Sino-Global Shipping America Ltd.	1,200	(3,300)
Top Ships, Inc.	6,700	(7,236)
XPO Logistics, Inc.	15,200	(727,928)

		(7,247,504)

Transportation Equipment — (0.1)%
Navistar International Corp.	52,200	(1,285,164)
Supreme Industries, Inc. Class A	1,900	(38,494)
Wabtec Corp.	51,700	(4,032,600)

		(5,356,258)

Utilities — (0.3)%
Alliant Energy Corp.	76,700	(3,038,087)
Atlantic Power Corp.	1,600	(4,240)
Black Hills Corp.	9,900	(658,053)
California Water Service Group	700	(25,095)
Calpine Corp.	200	(2,210)
Duke Energy Corp.	13,000	(1,066,130)
Dynegy, Inc.	121,500	(954,990)
Eversource Energy	10,700	(628,946)
Genie Energy Ltd. Class B	2,000	(14,480)
MGE Energy, Inc.	900	(58,500)
New Jersey Resources Corp.	9,000	(356,400)
NorthWestern Corp.	200	(11,740)
Pattern Energy Group, Inc.	3,900	(78,507)
SCANA Corp.	19,900	(1,300,465)
South Jersey Industries, Inc.	9,800	(349,370)
Southern Co.	9,900	(492,822)
Spark Energy, Inc. Class A	300	(9,585)
Spire, Inc.	6,500	(438,750)
TerraForm Power, Inc.	74,000	(915,380)
UGI Corp.	5,100	(251,940)
WEC Energy Group, Inc.	49,071	(2,975,175)

		(13,630,865)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value
Waste & Environmental Services & Equipment — (0.2)%
Aqua Metals, Inc.	4,200	$(82,068)
Centrus Energy Corp. Class A	1,800	(10,890)
Energy Recovery, Inc.	12,700	(105,664)
Fenix Parts, Inc.	700	(1,085)
Hudson Technologies, Inc.	2,700	(17,820)
MagneGas Corp.	10,000	(4,412)
Stericycle, Inc. (d)	95,990	(7,956,611)

		(8,178,550)

Total United States		(906,116,170)

TOTAL COMMON STOCK (PROCEEDS $1,008,599,888)		(1,040,801,263)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — (0.3)%
Canada — (0.1)%
Aerospace & Defense — (0.1)%
Bombardier, Inc., 7.50%, 03/15/25 (d),(f)	$2,047,000	(2,113,527)

Total Canada		(2,113,527)

Israel — (0.1)%
Pharmaceuticals — (0.1)%
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (d)	5,232,000	(4,840,275)

Total Israel		(4,840,275)

United States — (0.1)%
Chemicals — (0.0)%
Rayonier AM Products, Inc., 5.50%, 06/01/24 (d),(f)	587,000	(534,170)

Department Stores — (0.0)%
Kohl’s Corp., 4.25%, 07/17/25 (d)	1,253,000	(1,207,005)
Nordstrom, Inc., 5.00%, 01/15/44 (d)	537,000	(510,786)

		(1,717,791)

Mass Merchants — (0.1)%
Dollar Tree, Inc., 5.75%, 03/01/23 (d)	2,381,000	(2,559,575)

Total United States		(4,811,536)

TOTAL CORPORATE BONDS & NOTES (PROCEEDS $11,728,536)		(11,765,338)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Security Description	Shares	Value

EXCHANGE-TRADED FUNDS — (1.3)%
Consumer Staples Select Sector SPDR Fund	212,718	$(11,610,148)
Health Care Select Sector SPDR Fund (d)	102,800	(7,644,208)
iShares Nasdaq Biotechnology ETF (d)	34,555	(10,133,945)
iShares Russell 2000 ETF (d)	90,267	(12,409,907)
Powershares QQQ Trust Series 1 (d)	48,460	(6,415,135)
SPDR S&P Biotech ETF (d)	87,480	(6,065,863)
Technology Select Sector SPDR Fund	17,873	(952,810)

TOTAL EXCHANGE-TRADED FUNDS (PROCEEDS $53,552,911)		(55,232,016)

TOTAL SECURITIES SOLD SHORT — (25.5)% (PROCEEDS $1,073,881,335)		(1,107,798,617)

Footnote Legend:

(a)	Non-income producing.
(b)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.
(c)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers. In addition, “Other Assets” may include pending sales that are also on loan.
(d)	Security is held by a consolidated wholly-owned subsidiary of the Fund.
(e)	Security considered illiquid.
(f)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.
(g)	Variable/floating interest rate security. Rate presented is as of March 31, 2017.
(h)	All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.
(i)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest.
(j)	Non-interest bearing bond.
(k)	Security is perpetual in nature and has no stated maturity.
(l)	Represents a step-up bond. Coupon rate increases in increments to maturity. Rate presented is as of March 31, 2017. Maturity date presented is the ultimate maturity.
(m)	When-issued or delayed delivery security.
(n)	Security is restricted per Rule §210.12-12.8 of Regulation S-X. First acquisition dates of GCM Offshore Equity Partners LP, Glenview Capital Partners (Cayman), Ltd. and GCM Equity Partners LP are 11/9/2015, 6/1/2016 and 11/9/2015, respectively.
(o)	Rate disclosed, the 7 day net yield, is as of March 31, 2017.
(p)	The cost of investments for federal tax purposes amounts to $4,291,802,871. See Note 11.
(q)	Assets, other than investments in securities, less liabilities other than securities sold short.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Options Written Contracts Outstanding at March 31, 2017

	Strike	Expiration Date	Contracts	Premium Received	Market Value	Unrealized Appreciation (Depreciation)

Exchange-Traded Call Options Written
Alibaba Group Holding Ltd.	105.00 USD	04/21/17	144	$(23,755)	$(57,600)	$(33,845)
Monsanto Co.	110.00 USD	04/21/17	131	(34,789)	(48,470)	(13,681)
Snap, Inc.	25.00 USD	04/07/17	389	(3,695)	(3,695)	—
Telefonica SA	11.50 EUR	09/15/17	4,997	(52,850)	(127,939)	(75,089)
Telefonica SA	11.37 EUR	09/15/17	7,045	(201,409)	(210,437)	(9,028)
Telefonica SA	11.86 EUR	09/15/17	3,538	(29,676)	(64,164)	(34,488)

				$(346,174)	$(512,305)	$(166,131)

Exchange-Traded Put Options Written
Engie	12.00 EUR	05/19/17	2,012	$(88,381)	$(40,782)	$47,599
Monsanto Co.	110.00 USD	04/21/17	131	(29,680)	(6,550)	23,130
S&P 500 Index	2,225.00 USD	06/16/17	800	(1,918,680)	(1,148,000)	770,680
Telefonica SA	11.37 EUR	09/15/17	505	(177,988)	(72,729)	105,259

				$(2,214,729)	$(1,268,061)	$946,668

	Counterparty	Strike	Expiration Date	Contracts	Premium Received	Market Value	Unrealized Appreciation (Depreciation)

OTC Call Options Written
Anglo American PLC	JPMorgan Chase Bank, N.A.	0.00 GBP	04/11/17	676,923	$(10,873,284)	$(10,341,941)	$531,343
Broadcom Ltd.	Bank of America, N.A.	230.00 USD	01/19/18	88,000	(956,560)	(1,481,902)	(525,342)

					$(11,829,844)	$(11,823,843)	$6,001

Total Options Written Outstanding					$(14,390,747)	$(13,604,209)	$786,538

Reverse Repurchase Agreements Outstanding at March 31, 2017

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
BNP Paribas Securities Corp.	2.71%	03/07/17	04/07/17	$1,001,000	$1,002,881
BNP Paribas Securities Corp.	2.75%	03/16/17	04/17/17	4,666,000	4,671,699
Credit Suisse Securities (USA) LLC	2.63%	03/13/17	04/18/17	4,708,000	4,714,538
Credit Suisse Securities (USA) LLC	2.63%	03/13/17	04/18/17	3,729,000	3,734,179
Credit Suisse Securities (USA) LLC	2.63%	03/13/17	04/18/17	6,236,000	6,244,660
Credit Suisse Securities (USA) LLC	2.68%	03/21/17	04/20/17	4,520,000	4,523,699
Credit Suisse Securities (USA) LLC	2.83%	03/21/17	04/20/17	471,000	471,407

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Credit Suisse Securities (USA) LLC	2.83%	03/21/17	04/20/17	$2,172,000	$2,173,876
Credit Suisse Securities (USA) LLC	2.83%	03/21/17	04/20/17	1,031,000	1,031,890
Credit Suisse Securities (USA) LLC	2.83%	03/21/17	04/20/17	194,000	194,168
Credit Suisse Securities (USA) LLC	2.83%	03/21/17	04/20/17	2,174,000	2,175,877
Credit Suisse Securities (USA) LLC	2.83%	03/21/17	04/20/17	324,000	324,280
Credit Suisse Securities (USA) LLC	2.83%	03/24/17	04/24/17	755,000	755,475
JPMorgan Chase Bank, N.A.	2.48%	03/24/17	04/21/17	927,000	927,511
JPMorgan Chase Bank, N.A.	2.58%	03/10/17	04/07/17	5,412,000	5,420,538
JPMorgan Chase Bank, N.A.	2.58%	03/10/17	04/07/17	4,360,000	4,366,878
JPMorgan Chase Bank, N.A.	2.68%	03/24/17	04/21/17	3,734,000	3,736,225
JPMorgan Chase Bank, N.A.	2.68%	03/31/17	04/28/17	4,505,000	4,505,336
JPMorgan Chase Bank, N.A.	2.83%	02/10/17	08/09/17	2,085,000	2,093,209
JPMorgan Chase Bank, N.A.	2.86%	02/24/17	08/23/17	921,000	923,636
JPMorgan Chase Bank, N.A.	2.86%	02/24/17	08/23/17	3,497,000	3,507,010
JPMorgan Chase Bank, N.A.	2.86%	02/24/17	08/23/17	7,451,000	7,472,328
JPMorgan Chase Bank, N.A.	2.92%	03/02/17	08/29/17	1,051,000	1,053,554
JPMorgan Chase Bank, N.A.	2.92%	03/02/17	08/29/17	1,401,000	1,404,404
JPMorgan Chase Bank, N.A.	2.92%	03/02/17	08/29/17	4,213,000	4,223,238
JPMorgan Chase Bank, N.A.	3.03%	02/10/17	08/09/17	3,881,000	3,897,359
JPMorgan Chase Bank, N.A.	3.03%	02/10/17	08/09/17	2,756,000	2,767,617
JPMorgan Chase Bank, N.A.	3.03%	02/10/17	08/09/17	5,841,000	5,865,621
JPMorgan Chase Bank, N.A.	3.12%	03/02/17	08/29/17	5,543,000	5,557,393
JPMorgan Chase Bank, N.A.	3.12%	03/02/17	08/29/17	1,247,000	1,250,238
JPMorgan Chase Bank, N.A.	3.12%	03/02/17	08/29/17	3,328,000	3,336,642
JPMorgan Chase Bank, N.A.	3.12%	03/02/17	08/29/17	1,326,000	1,329,443
JPMorgan Chase Bank, N.A.	3.12%	03/02/17	08/29/17	3,204,000	3,212,320
JPMorgan Chase Bank, N.A.	3.12%	03/30/17	08/29/17	3,205,008	3,205,563
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.28%	03/01/17	04/03/17	10,897,000	10,918,436
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.62%	01/19/17	04/19/17	115,000	115,604
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.53%	03/01/17	04/03/17	766,000	767,669
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.59%	03/14/17	04/17/17	563,000	563,729
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.59%	03/14/17	04/17/17	172,000	172,223
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.62%	01/13/17	04/13/17	2,139,000	2,151,142
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.62%	01/17/17	04/17/17	1,354,000	1,361,292
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.62%	01/17/17	04/17/17	5,558,000	5,587,933
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.62%	01/18/17	04/17/17	947,000	952,031
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.62%	01/17/17	04/17/17	4,283,000	4,306,066
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.62%	01/17/17	04/17/17	1,566,000	1,574,434
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.62%	01/17/17	04/17/17	17,586,000	17,680,710
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.62%	01/19/17	04/19/17	145,000	145,761
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.62%	01/19/17	04/19/17	5,743,000	5,773,149
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.62%	01/19/17	04/19/17	7,249,000	7,287,055
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.63%	01/26/17	04/26/17	1,544,000	1,551,337
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.64%	03/14/17	04/17/17	1,651,000	1,653,179

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.68%	02/07/17	05/08/17	$1,431,000	$1,436,646
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.68%	02/07/17	05/08/17	602,000	604,375
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.68%	02/07/17	05/08/17	1,598,000	1,604,305
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.68%	02/07/17	05/08/17	2,077,000	2,085,195
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.69%	03/14/17	04/17/17	941,000	942,266
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.69%	03/14/17	04/17/17	2,449,000	2,452,294
Royal Bank of Canada	2.23%	02/07/17	05/08/17	995,000	998,273
Royal Bank of Canada	2.26%	03/08/17	04/07/17	1,893,000	1,895,847
Royal Bank of Canada	2.35%	03/06/17	04/05/17	4,549,000	4,556,721
Royal Bank of Canada	2.46%	11/14/16	05/15/17	408,000	411,845
Royal Bank of Canada	2.46%	11/14/16	05/15/17	2,697,000	2,722,414
Royal Bank of Canada	2.46%	11/14/16	05/15/17	1,928,000	1,946,168
Royal Bank of Canada	2.46%	10/20/16	04/20/17	5,851,000	5,916,189
Royal Bank of Canada	2.47%	03/13/17	04/13/17	874,000	875,139
Royal Bank of Canada	2.51%	10/20/16	04/20/17	620,000	627,048
Royal Bank of Canada	2.55%	03/21/17	04/21/17	3,963,000	3,966,090
Royal Bank of Canada	2.55%	03/21/17	04/21/17	6,081,000	6,085,741
Royal Bank of Canada	2.56%	11/14/16	05/15/17	1,571,000	1,586,406
Royal Bank of Canada	2.60%	02/03/17	08/03/17	3,158,000	3,171,003
Royal Bank of Canada	2.60%	02/03/17	08/03/17	4,094,000	4,110,857
Royal Bank of Canada	2.63%	03/13/17	04/12/17	784,000	785,088
Royal Bank of Canada	2.63%	03/13/17	04/12/17	1,915,000	1,917,658
Royal Bank of Canada	2.65%	11/07/16	04/28/17	638,000	644,802
Royal Bank of Canada	2.66%	03/22/17	04/21/17	12,612,000	12,621,306
Royal Bank of Canada	2.67%	03/13/17	04/13/17	6,437,000	6,446,069
Royal Bank of Canada	2.76%	10/28/16	04/28/17	2,868,000	2,902,094
Royal Bank of Canada	2.80%	03/17/17	08/03/17	1,908,000	1,910,226
Royal Bank of Canada	2.81%	03/01/17	08/31/17	11,793,000	11,821,549
Royal Bank of Canada	2.81%	03/01/17	08/31/17	5,836,000	5,850,128
Royal Bank of Canada	2.83%	03/20/17	04/19/17	8,547,000	8,555,066
Royal Bank of Canada	2.83%	01/12/17	07/05/17	7,525,000	7,571,795
Royal Bank of Canada	2.88%	03/20/17	09/20/17	4,118,000	4,121,955
Royal Bank of Canada	2.92%	03/06/17	09/06/17	6,192,000	6,205,040
Royal Bank of Canada	2.92%	03/06/17	09/06/17	2,830,000	2,835,960
Royal Bank of Canada	2.92%	03/06/17	09/06/17	2,418,000	2,423,092
Royal Bank of Canada	2.93%	03/13/17	04/12/17	747,000	748,155
Royal Bank of Canada	2.93%	03/13/17	04/12/17	1,001,000	1,002,548
Wells Fargo Securities LLC	2.63%	03/13/17	04/13/17	1,122,000	1,123,558

Total Reverse Repurchase Agreements Outstanding				$291,218,008	$292,117,353

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Futures Contracts Outstanding at March 31, 2017

Description	Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)

Long Futures
90 Day Eurodollar	15	CME	3,677,988 USD	12/13/21	$(28,488)
90 Day Eurodollar	3	CME	729,270 USD	06/13/22	105
90 Day Eurodollar	14	CME	3,402,412 USD	03/14/22	2,563
Aluminum	75	LME	3,485,054 USD	04/13/17	180,103
Aluminum	20	LME	946,344 USD	06/19/17	35,782
Aluminum	35	LME	1,726,928 USD	06/19/17	(8,210)
Aluminum	102	LME	4,822,944 USD	05/15/17	173,143
Amsterdam Index	207	Euronext	21,126,790 EUR	04/21/17	216,016
Australian 10-Year Bond	1,967	SFE	248,255,240 AUD	06/15/17	3,362,928
Australian Dollar Currency	275	CME	20,698,256 USD	06/19/17	300,744
Brent Crude	163	ICE	8,537,483 USD	05/31/17	230,287
Brent Crude	198	ICE	10,336,030 USD	07/31/17	373,790
Brent Crude	64	ICE	3,673,710 USD	07/31/17	(211,950)
British Pound Currency	97	CME	7,467,320 USD	06/19/17	144,755
CAC40 10 Euro	650	Euronext	32,400,973 EUR	04/21/17	906,541
Canadian 10 Year Bond	919	CDE	125,413,907 CAD	06/21/17	588,918
Canadian Dollar Currency	277	CME	20,636,379 USD	06/20/17	230,031
Copper	23	COMEX	1,561,274 USD	05/26/17	(36,086)
Copper	31	LME	4,464,967 USD	04/13/17	48,633
Copper	50	LME	7,273,540 USD	06/19/17	25,523
Copper	46	LME	6,846,211 USD	05/15/17	(138,261)
Corn	376	CBOT	7,005,806 USD	05/12/17	(157,906)
DAX Index	249	Eurex	75,246,226 EUR	06/16/17	1,605,439
Euro FX Currency	928	CME	123,217,303 USD	06/19/17	1,157,897
Euro Stoxx 50	1,018	Eurex	34,089,013 EUR	06/16/17	840,283
Euro-Bund	832	Eurex	133,231,621 EUR	06/08/17	1,141,282
FTSE 100 Index	550	ICE	40,006,419 GBP	06/16/17	11,065
FTSE 100 Index	553	ICE	40,326,489 GBP	06/16/17	(116,488)
FTSE/MIB Index	194	IDEM	18,784,306 EUR	06/16/17	709,597
Gasoline RBOB	30	NYMEX	2,038,052 USD	05/31/17	99,665
Gasoline RBOB	89	NYMEX	6,184,448 USD	04/28/17	181,366
Gasoline RBOB	43	NYMEX	3,044,020 USD	08/31/17	(71,524)
Gold 100 Oz	78	COMEX	9,648,795 USD	06/28/17	110,565
Gold 100 Oz	108	COMEX	13,602,238 USD	06/28/17	(89,278)
H-Shares Index	58	HKFE	30,303,495 HKD	04/27/17	(60,258)
Hang Seng Index	22	HKFE	26,808,564 HKD	04/27/17	(34,030)
IBEX 35 Index	329	MEFF	33,424,520 EUR	04/21/17	889,275
Japan 10-Year Bond	10	OSE	1,502,003,090 JPY	06/13/17	7,158
Japanese Yen Currency	2,163	CME	237,788,078 USD	06/19/17	5,860,353
Lead	104	LME	6,115,096 USD	04/18/17	(42,146)
Lead	89	LME	5,094,460 USD	06/19/17	112,040
Lead	80	LME	4,534,974 USD	05/15/17	140,026

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Description	Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)
Live Cattle	62	CME	2,661,483 USD	08/31/17	$(14,083)
Long Gilt	554	ICE	70,037,468 GBP	06/28/17	804,176
Low Sulphur Gasoil	141	ICE	6,972,373 USD	12/12/17	(176,173)
Low Sulphur Gasoil	116	ICE	5,332,675 USD	06/12/17	145,425
Mex Bolsa Index	97	MEXDER	45,710,558 MXN	06/16/17	75,887
MSCI Singapore Index	127	SGX	4,397,245 SGD	04/27/17	28,237
MSCI Taiwan Index	156	SGX	5,726,354 USD	04/27/17	(68,234)
Natural Gas	296	NYMEX	9,208,747 USD	04/26/17	233,653
Nickel	140	LME	8,568,519 USD	04/19/17	(186,159)
Nickel	21	LME	1,257,565 USD	06/19/17	4,703
Nickel	101	LME	6,164,587 USD	06/19/17	(93,679)
Nickel	149	LME	9,584,003 USD	05/15/17	(646,685)
Nikkei 225	52	OSE	1,006,465,700 JPY	06/08/17	(207,902)
Norwegian Krone Currency	165	CME	38,739,836 USD	06/19/17	(228,836)
NY Harbor ULSD	105	NYMEX	6,719,107 USD	05/31/17	252,662
NY Harbor ULSD	197	NYMEX	12,756,695 USD	04/28/17	271,545
OMXS30 Index	2,588	Nasdaq OMX	402,231,661 SEK	04/21/17	809,611
OMXS30 Index	905	Nasdaq OMX	143,223,060 SEK	04/21/17	(3,285)
Palladium	42	NYMEX	3,185,588 USD	09/27/17	168,112
Platinum	46	NYMEX	2,235,157 USD	07/27/17	(44,637)
Platinum	1	NYMEX	48,958 USD	10/27/17	(1,148)
Russell 2000 Mini	72	ICE	4,984,370 USD	06/16/17	(530)
S&P 500 E-Mini	163	CME	19,260,494 USD	06/16/17	(33,014)
S&P/TSX 60 Index	137	CDE	25,072,959 CAD	06/15/17	(61,224)
Silver	30	COMEX	2,722,923 USD	05/26/17	15,477
Silver	27	COMEX	2,373,215 USD	07/27/17	101,605
Soybean	243	CBOT	12,847,523 USD	05/12/17	(1,353,623)
Soybean Meal	378	CBOT	12,846,866 USD	05/12/17	(1,189,346)
SPI 200	237	SFE	34,031,416 AUD	06/15/17	472,140
Sugar 11	179	ICE	3,611,606 USD	06/30/17	(227,503)
Sugar 11	143	ICE	3,097,348 USD	04/28/17	(413,066)
Swiss Market Index	201	Eurex	17,099,360 CHF	06/16/17	63,925
TOPIX Index	406	OSE	6,242,081,979 JPY	06/08/17	(910,195)
U.S. Treasury 10-Year Note	2,041	CBOT	253,481,052 USD	06/21/17	751,011
U.S. Treasury 10-Year Note	354	CBOT	44,214,295 USD	06/21/17	(119,170)
WTI Crude	378	NYMEX	21,420,288 USD	11/20/17	(1,734,048)
WTI Crude	158	NYMEX	8,405,114 USD	07/20/17	(242,834)
Zinc	65	LME	4,561,295 USD	04/13/17	(82,388)
Zinc	28	LME	1,910,176 USD	06/19/17	29,525
Zinc	21	LME	1,469,025 USD	06/19/17	(14,250)
Zinc	46	LME	3,256,174 USD	05/15/17	(76,424)

					$14,790,506

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Description	Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)

Short Futures
3 Month Euribor	4	ICE	1,003,596 EUR	06/19/17	$422
3 Month Euribor	7	ICE	1,754,206 EUR	12/18/17	(461)
3 Month Euribor	5	ICE	1,252,433 EUR	03/19/18	(405)
3 Month Euribor	7	ICE	1,753,606 EUR	06/18/18	487
3 Month Euribor	5	ICE	1,251,120 EUR	03/18/19	661
3 Month Euribor	12	ICE	3,005,218 EUR	09/17/18	1,246
3 Month Euribor	5	ICE	1,251,258 EUR	12/17/18	208
3 Month Euribor	7	ICE	1,750,434 EUR	06/17/19	649
3 Month Euribor	5	ICE	1,249,558 EUR	09/16/19	261
90 Day Eurodollar	2	CME	488,532 USD	03/15/21	1,282
90 Day Eurodollar	181	CME	44,717,975 USD	06/19/17	51,700
90 Day Eurodollar	12	CME	2,938,331 USD	06/15/20	10,631
90 Day Eurodollar	9	CME	2,207,185 USD	03/18/19	4,097
90 Day Eurodollar	22	CME	5,426,780 USD	12/17/18	37,330
90 Day Eurodollar	18	CME	4,427,353 USD	06/17/19	24,553
90 Day Eurodollar	86	CME	21,247,718 USD	12/18/17	80,968
90 Day Eurodollar	155	CME	38,264,068 USD	09/18/17	68,193
90 Day Eurodollar	64	CME	15,804,125 USD	03/19/18	68,925
90 Day Eurodollar	20	CME	4,903,486 USD	12/16/19	19,236
90 Day Eurodollar	18	CME	4,416,972 USD	09/16/19	17,322
90 Day Eurodollar	73	CME	18,010,006 USD	06/18/18	84,856
90 Day Eurodollar	61	CME	15,056,622 USD	09/17/18	94,847
90 Day Eurodollar	13	CME	3,186,654 USD	03/16/20	13,354
90 Day Eurodollar	8	CME	1,960,204 USD	09/14/20	9,304
90 Day Eurodollar	4	CME	977,977 USD	12/14/20	3,127
Aluminum	75	LME	3,399,759 USD	04/13/17	(265,397)
Aluminum	4	LME	192,696 USD	06/19/17	(3,729)
Aluminum	102	LME	4,785,412 USD	05/15/17	(210,676)
Australian 10-Year Bond	21	SFE	2,697,577 AUD	06/15/17	131
Australian Dollar Currency	707	CME	53,352,521 USD	06/19/17	(633,999)
British Pound Currency	584	CME	44,744,557 USD	06/19/17	(1,084,843)
Canadian 10 Year Bond	519	CDE	70,694,922 CAD	06/21/17	(431,747)
Canadian Dollar Currency	2,022	CME	150,617,537 USD	06/20/17	(1,699,723)
Cattle Feeder	83	CME	5,271,322 USD	08/31/17	(279,303)
CBOE Volatility Index	584	CFE	8,219,472 USD	05/17/17	291,672
Cocoa	177	ICE	3,726,580 USD	07/14/17	13,120
Cocoa	283	ICE	5,781,401 USD	07/14/17	(155,939)
Coffee	203	ICE	10,935,983 USD	07/19/17	152,877
Coffee	124	ICE	6,702,603 USD	09/19/17	6,603
Copper	31	LME	4,604,506 USD	04/13/17	90,906
Copper	15	LME	2,190,964 USD	06/19/17	1,246
Copper	46	LME	6,757,182 USD	05/15/17	49,232
Corn	136	CBOT	2,555,333 USD	07/14/17	27,433

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Description	Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)
Cotton No. 2	106	ICE	4,059,927 USD	05/08/17	$(38,563)
Cotton No. 2	20	ICE	778,791 USD	07/07/17	(7,109)
DAX Index	80	Eurex	24,039,035 EUR	06/16/17	(661,378)
Euro FX Currency	637	CME	84,813,118 USD	06/19/17	(560,807)
Euro Stoxx 50	11,045	Eurex	368,160,352 EUR	06/16/17	(10,925,468)
Euro-BOBL	226	Eurex	29,803,044 EUR	06/08/17	17,329
Euro-BTP	732	Eurex	94,064,597 EUR	06/08/17	(1,707,395)
Euro-Bund	46	Eurex	7,382,149 EUR	06/08/17	(46,055)
Euro-Buxl 30 Year Bond	46	Eurex	7,670,600 EUR	06/08/17	(88,715)
Euro-Oat	632	Eurex	92,204,579 EUR	06/08/17	(773,110)
Euro-Schatz	276	Eurex	30,986,530 EUR	06/08/17	7,372
FTSE 100 Index	381	ICE	27,767,268 GBP	06/16/17	59,655
FTSE/JSE Top 40	274	Safex	124,333,080 ZAR	06/15/17	(79,846)
Gold 100 Oz	1	COMEX	125,487 USD	08/29/17	37
Hang Seng Index	122	HKFE	148,449,309 HKD	04/27/17	160,871
Japan 10-Year Bond	185	OSE	27,771,251,984 JPY	06/13/17	(274,392)
Japanese Yen Currency	35	CME	3,832,803 USD	06/19/17	(109,729)
KC HRW Wheat	229	CBOT	5,519,827 USD	07/14/17	553,389
Lead	104	LME	5,961,085 USD	04/18/17	(111,865)
Lead	45	LME	2,621,030 USD	06/19/17	(11,470)
Lead	80	LME	4,597,470 USD	05/15/17	(77,530)
Lean Hogs	129	CME	3,854,975 USD	07/17/17	35,285
Lean Hogs	227	CME	7,152,062 USD	06/14/17	446,482
Live Cattle	7	CME	302,538 USD	06/30/17	(7,912)
Long Gilt	1,759	ICE	220,750,677 GBP	06/28/17	(4,588,802)
Mexican Peso Currency	177	CME	4,456,896 USD	06/19/17	(210,594)
Nasdaq 100 E-Mini	263	CME	28,377,402 USD	06/16/17	(229,108)
Natural Gas	122	NYMEX	3,690,165 USD	04/26/17	(201,635)
Natural Gas	255	NYMEX	7,993,631 USD	05/26/17	(304,069)
New Zealand Dollar Currency	85	CME	5,969,795 USD	06/19/17	20,645
Nickel	140	LME	8,740,239 USD	04/19/17	357,879
Nickel	18	LME	1,082,711 USD	06/19/17	767
Nickel	149	LME	9,370,077 USD	05/15/17	432,759
Russell 2000 Mini	142	ICE	9,691,956 USD	06/16/17	(137,283)
S&P 500	55	CME	32,562,459 USD	06/15/17	123,459
S&P 500 E-Mini	2,137	CME	253,050,065 USD	06/16/17	969,545
S&P 500 E-Mini	720	CME	84,629,584 USD	06/16/17	(301,616)
S&P/TSX 60 Index	205	CDE	37,469,507 CAD	06/15/17	55,200
S&P/TSX 60 Index	168	CDE	30,636,702 CAD	06/15/17	(7,413)
SGX Nifty 50	2,099	SGX	38,346,061 USD	04/27/17	(267,143)
Soybean	10	CBOT	503,703 USD	07/14/17	25,203
Soybean OIl	77	CBOT	1,520,460 USD	07/14/17	38,826
Soybean OIl	423	CBOT	8,838,852 USD	05/12/17	773,088
SPI 200	30	SFE	4,392,940 AUD	06/15/17	5,302
SPI 200	149	SFE	21,405,669 AUD	06/15/17	(288,892)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Description	Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)
Swedish Krona Currency	14	CME	3,127,837 USD	06/19/17	$(12,643)
Swiss Franc Currency	755	CME	94,065,555 USD	06/19/17	(686,945)
Swiss Market Index	881	Eurex	74,836,312 CHF	06/16/17	(391,632)
TOPIX Index	161	OSE	2,480,903,740 JPY	06/08/17	411,199
U.S. Treasury 10-Year Note	100	CBOT	12,474,438 USD	06/21/17	18,188
U.S. Treasury 10-Year Note	129	CBOT	16,019,371 USD	06/21/17	(49,192)
U.S. Treasury 5-Year Note	51	CBOT	5,980,288 USD	06/30/17	(23,767)
Wheat	193	CBOT	4,271,912 USD	05/12/17	156,187
Wheat	598	CBOT	13,952,340 USD	07/14/17	826,240
WTI Crude	378	NYMEX	21,125,292 USD	05/22/17	1,820,832
WTI Crude	81	NYMEX	3,984,634 USD	05/22/17	(152,036)
WTI Crude	112	NYMEX	5,545,349 USD	04/20/17	(121,851)
Zinc	65	LME	4,486,062 USD	04/13/17	7,156
Zinc	2	LME	140,579 USD	06/19/17	2,029
Zinc	46	LME	3,211,316 USD	05/15/17	31,566

					$(19,638,818)

Total Futures Contracts Outstanding					$(4,848,312)

Forward Foreign Currency Exchange Contracts Outstanding at March 31, 2017

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ARS	11,266,193	USD	671,406	Bank of America, N.A.	09/20/17	$7,019
AUD	30,000	USD	22,633	State Street Bank and Trust Company	06/21/17	255
AUD	71,527	USD	54,624	Morgan Stanley & Co. LLC	06/23/17	(57)
AUD	71,487	USD	53,604	Morgan Stanley & Co. LLC	06/23/17	933
AUD	5,127,001	USD	3,838,329	State Street Bank and Trust Company	06/21/17	73,137
BRL	6,200,000	USD	1,964,979	State Street Bank and Trust Company	05/02/17	3,612
BRL	6,200,000	USD	1,983,048	State Street Bank and Trust Company	04/04/17	(2,597)
BRL	23,710,087	USD	7,573,414	State Street Bank and Trust Company	06/02/17	(101,246)
CAD	161,874	USD	120,424	Morgan Stanley & Co. LLC	06/21/17	1,436
CHF	147,000	USD	146,603	State Street Bank and Trust Company	06/21/17	834
CHF	11,325,826	USD	11,263,589	Morgan Stanley & Co. LLC	06/23/17	97,472
CNH	44,985,251	USD	6,450,886	Morgan Stanley & Co. LLC	06/21/17	57,639
CNH	99,866,850	USD	14,276,891	State Street Bank and Trust Company	09/29/17	73,511
CNH	13,000,000	USD	1,851,061	State Street Bank and Trust Company	03/19/18	(6,069)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CZK	244,364,111	EUR	9,136,473	JPMorgan Chase Bank, N.A.	11/29/17	$18,028
CZK	241,877,204	EUR	9,054,324	Morgan Stanley & Co. LLC	12/15/17	11,888
CZK	306,191,000	USD	12,163,469	State Street Bank and Trust Company	06/21/17	49,998
DKK	1,344,416	USD	196,498	Morgan Stanley & Co. LLC	06/23/17	(2,934)
DKK	1,508,640	USD	217,942	Morgan Stanley & Co. LLC	06/23/17	(733)
DKK	56,785,464	USD	8,137,383	Morgan Stanley & Co. LLC	06/23/17	38,381
EUR	2,215,745	CZK	59,603,548	Morgan Stanley & Co. LLC	12/15/17	(19,606)
EUR	4,557,132	CZK	122,586,856	Morgan Stanley & Co. LLC	12/15/17	(40,324)
EUR	1,288,846	CZK	34,534,629	JPMorgan Chase Bank, N.A.	11/29/17	(5,098)
EUR	1,277,257	CZK	34,225,379	Morgan Stanley & Co. LLC	12/15/17	(5,920)
EUR	10,942,000	USD	11,691,308	State Street Bank and Trust Company	06/21/17	24,683
EUR	223,581	USD	242,849	Morgan Stanley & Co. LLC	06/23/17	(3,428)
EUR	162,383	USD	172,734	Morgan Stanley & Co. LLC	06/23/17	1,153
GBP	795,811	USD	998,668	Morgan Stanley & Co. LLC	06/23/17	322
GBP	219,568	USD	275,831	Morgan Stanley & Co. LLC	06/23/17	(205)
GBP	105,052	USD	128,252	Morgan Stanley & Co. LLC	06/23/17	3,621
HKD	9,700,000	USD	1,251,080	Morgan Stanley & Co. LLC	06/21/17	(860)
IDR	26,500,000,000	USD	1,966,021	State Street Bank and Trust Company	06/19/17	6,561
ILS	2,553,000	USD	699,827	State Street Bank and Trust Company	06/21/17	6,685
INR	223,147,183	USD	3,363,436	Morgan Stanley & Co. LLC	04/17/17	77,330
INR	135,000,000	USD	2,006,391	State Street Bank and Trust Company	06/19/17	51,886
INR	202,760,000	USD	3,013,674	State Street Bank and Trust Company	06/19/17	77,706
INR	210,965,613	USD	3,149,446	Morgan Stanley & Co. LLC	04/17/17	103,490

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	213,667,991	USD	3,189,789	Morgan Stanley & Co. LLC	04/17/17	$104,816
JPY	4,933,000	USD	43,054	State Street Bank and Trust Company	06/21/17	1,390
JPY	540,000,000	USD	4,872,547	Morgan Stanley & Co. LLC	06/21/17	(7,229)
JPY	300,000,000	USD	2,714,195	Morgan Stanley & Co. LLC	06/21/17	(11,241)
JPY	250,145,830	USD	2,203,346	State Street Bank and Trust Company	06/19/17	50,212
KRW	1,570,529,999	USD	1,418,726	State Street Bank and Trust Company	06/19/17	(11,261)
MXN	206,339,211	USD	10,312,062	State Street Bank and Trust Company	06/21/17	578,769
NZD	101,000	USD	69,624	State Street Bank and Trust Company	06/21/17	1,038
RUB	1,015,102,096	USD	16,729,465	State Street Bank and Trust Company	06/21/17	965,544
SEK	16,250,300	EUR	1,704,100	State Street Bank and Trust Company	06/19/17	(4,119)
TRY	19,243,271	USD	5,096,475	Deutsche Bank AG	06/21/17	81,044
TRY	9,567,750	USD	2,475,613	State Street Bank and Trust Company	06/21/17	98,423
TWD	13,000,000	USD	433,912	State Street Bank and Trust Company	06/19/17	(4,003)
ZAR	1,732,000	USD	129,447	State Street Bank and Trust Company	06/21/17	(2,072)
ZAR	166,822,358	USD	12,390,252	State Street Bank and Trust Company	06/21/17	(121,701)
USD	1,595	AUD	2,081	Morgan Stanley & Co. LLC	06/23/17	7
USD	71,832	BRL	229,000	State Street Bank and Trust Company	06/02/17	(337)
USD	249,047	BRL	804,000	State Street Bank and Trust Company	06/02/17	(4,331)
USD	1,975,781	BRL	6,200,000	State Street Bank and Trust Company	04/04/17	(4,670)
USD	1,088,862	CAD	1,460,000	State Street Bank and Trust Company	06/08/17	(9,959)
USD	13,733,422	CAD	18,536,000	State Street Bank and Trust Company	06/21/17	(219,898)
USD	742,985	CAD	998,000	State Street Bank and Trust Company	06/21/17	(8,279)
USD	2,386,557	CHF	2,403,263	State Street Bank and Trust Company	06/19/17	(23,652)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	14,976,043	CHF	15,058,793	Morgan Stanley & Co. LLC	06/23/17	$(129,598)
USD	10,410,037	CHF	10,506,018	State Street Bank and Trust Company	06/21/17	(127,258)
USD	12,453,399	CHF	12,498,854	Morgan Stanley & Co. LLC	06/21/17	(83,307)
USD	796,535	CHF	800,029	Morgan Stanley & Co. LLC	06/23/17	(5,983)
USD	134,574	CHF	132,707	Morgan Stanley & Co. LLC	06/23/17	1,454
USD	391,007	CHF	389,849	Morgan Stanley & Co. LLC	06/23/17	(55)
USD	11,778,952	CNH	80,250,000	State Street Bank and Trust Company	09/29/17	247,400
USD	6,461,541	CNH	44,985,251	Morgan Stanley & Co. LLC	06/21/17	(46,983)
USD	13,881,060	CNH	98,500,000	State Street Bank and Trust Company	03/19/18	(98,302)
USD	2,700,000	CNH	19,616,850	State Street Bank and Trust Company	09/29/17	(118,850)
USD	37,780,499	CZK	961,022,541	State Street Bank and Trust Company	06/21/17	(553,146)
USD	23,783,063	EUR	22,403,036	State Street Bank and Trust Company	06/19/17	(201,459)
USD	30,372,607	EUR	28,630,444	State Street Bank and Trust Company	06/21/17	(283,035)
USD	9,528,451	EUR	8,872,011	Morgan Stanley & Co. LLC	06/21/17	29,137
USD	22,174,006	EUR	20,697,662	Deutsche Bank AG	06/21/17	12,899
USD	6,640,845	EUR	6,198,871	Deutsche Bank AG	06/21/17	3,677
USD	5,458,223	EUR	5,094,958	Deutsche Bank AG	06/21/17	3,022
USD	3,372,611	EUR	3,128,459	Deutsche Bank AG	06/21/17	22,951
USD	658,753	EUR	607,055	Morgan Stanley & Co. LLC	06/21/17	8,776
USD	10,831,028	EUR	10,000,000	State Street Bank and Trust Company	04/27/17	152,280
USD	21,717	EUR	20,000	Morgan Stanley & Co. LLC	06/21/17	303
USD	1,105,183	EUR	1,020,056	Morgan Stanley & Co. LLC	06/21/17	13,002
USD	566,190	EUR	521,772	Deutsche Bank AG	06/21/17	7,527
USD	319,579	EUR	295,000	State Street Bank and Trust Company	06/27/17	3,612
USD	1,786,680	EUR	1,639,273	Morgan Stanley & Co. LLC	06/21/17	31,501

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	466,010	EUR	434,570	Morgan Stanley & Co. LLC	06/23/17	$651
USD	15,665,509	GBP	12,805,942	State Street Bank and Trust Company	06/19/17	(407,813)
USD	3,097,300	GBP	2,542,000	State Street Bank and Trust Company	06/21/17	(93,521)
USD	41,683	GBP	34,144	Morgan Stanley & Co. LLC	06/21/17	(1,175)
USD	198,221	GBP	163,000	State Street Bank and Trust Company	06/21/17	(6,383)
USD	4,991,409	GBP	4,000,000	State Street Bank and Trust Company	04/27/17	(22,777)
USD	806,189	GBP	645,313	Morgan Stanley & Co. LLC	06/23/17	(3,879)
USD	1,650,335	HKD	12,800,000	State Street Bank and Trust Company	06/19/17	616
USD	3,258,672	HKD	25,271,000	Morgan Stanley & Co. LLC	06/21/17	1,527
USD	477,192	HKD	3,700,000	State Street Bank and Trust Company	06/19/17	320
USD	8,955,721	HUF	2,621,429,000	State Street Bank and Trust Company	06/21/17	(130,312)
USD	28,237,385	ILS	104,077,353	State Street Bank and Trust Company	06/21/17	(564,770)
USD	2,702,295	JPY	308,629,164	State Street Bank and Trust Company	06/21/17	(78,313)
USD	32,424,494	JPY	3,704,336,311	Morgan Stanley & Co. LLC	06/21/17	(951,012)
USD	27,156,694	JPY	3,000,000,000	State Street Bank and Trust Company	06/26/17	120,594
USD	5,731,956	KRW	6,590,030,000	State Street Bank and Trust Company	06/19/17	(173,847)
USD	4,981,329	KRW	5,720,060,377	Morgan Stanley & Co. LLC	06/21/17	(144,020)
USD	3,248,540	KRW	3,737,282,843	Bank of America, N.A.	04/17/17	(97,738)
USD	16,761,251	MXN	330,808,423	State Street Bank and Trust Company	06/19/17	(705,819)
USD	485,737	MXN	9,699,000	State Street Bank and Trust Company	06/21/17	(26,188)
USD	12,835,065	NZD	18,650,196	State Street Bank and Trust Company	06/21/17	(212,915)
USD	3,370,256	RUB	203,302,966	Morgan Stanley & Co. LLC	06/21/17	(175,372)
USD	674,776	RUB	40,743,000	State Street Bank and Trust Company	06/21/17	(35,445)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	21,471,964	SEK	192,395,237	State Street Bank and Trust Company	06/19/17	$(79,195)
USD	2,118,931	SEK	19,081,398	State Street Bank and Trust Company	06/21/17	(18,562)
USD	9,553,326	SEK	84,952,000	State Street Bank and Trust Company	06/21/17	37,028
USD	3,079,158	SGD	4,345,000	State Street Bank and Trust Company	06/19/17	(29,203)
USD	71,485	SGD	100,000	State Street Bank and Trust Company	06/19/17	(54)
USD	4,995,398	TRY	19,243,271	Deutsche Bank AG	06/21/17	(182,122)
USD	89,185	TRY	344,000	State Street Bank and Trust Company	06/21/17	(3,362)
USD	3,149,627	TWD	97,040,000	State Street Bank and Trust Company	06/19/17	(59,474)
USD	2,162,023	ZAR	28,500,000	State Street Bank and Trust Company	06/19/17	65,205
USD	4,386,646	ZAR	56,944,948	Morgan Stanley & Co. LLC	04/07/17	144,284

Total Forward Foreign Currency Exchange Contracts Outstanding						$(2,896,487)

Centrally Cleared Credit Default Swaps on Single-Name Issues (Buy Protection) — Outstanding at March 31, 2017

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Korea	(1.00)%	12/20/21	Credit Suisse Securities (USA) LLC	8,195,477 USD	$(201,830)	$(237,533)	$35,703
Republic of South Africa	(1.00)%	12/20/21	Credit Suisse Securities (USA) LLC	11,030,000 USD	466,382	519,199	(52,817)
Republic of South Africa	(1.00)%	06/20/22	Credit Suisse Securities (USA) LLC	3,463,000 USD	191,712	172,343	19,369
Republic of Turkey	(1.00)%	12/20/21	Credit Suisse Securities (USA) LLC	1,713,000 USD	86,205	104,759	(18,554)
Republic of Turkey	(1.00)%	09/20/20	Credit Suisse Securities (USA) LLC	4,178,000 USD	88,607	333,473	(244,866)
Republic of Turkey	(1.00)%	12/20/20	Credit Suisse Securities (USA) LLC	7,217,000 USD	188,775	508,322	(319,547)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Turkey	(1.00)%	06/20/21	Credit Suisse Securities (USA) LLC	4,143,000 USD	$154,145	$271,473	$(117,328)
United Mexian States	(1.00)%	12/20/21	Credit Suisse Securities (USA) LLC	7,595,000 USD	49,071	215,046	(165,975)

Total Centrally Cleared Credit Default Swaps on Single-Name Issues (Buy Protection)					$1,023,067	$1,887,082	$(864,015)

Centrally Cleared Credit Default Swaps on Single-Name Issues (Sell Protection) — Outstanding at March 31, 2017

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Russian Federation	1.00%	06/20/21	Credit Suisse Securities (USA) LLC	BB	6,915,000 USD	$(81,687)	$(506,582)	$424,895
Russian Federation	1.00%	09/20/20	Credit Suisse Securities (USA) LLC	BB	6,551,141 USD	(1,926)	(750,762)	748,836
Russian Federation	1.00%	12/20/21	Credit Suisse Securities (USA) LLC	BB	1,814,000 USD	(38,571)	(67,363)	28,792

Total Centrally Cleared Credit Default Swaps on Single-Name Issues (Sell Protection)						$(122,184)	$(1,324,707)	$1,202,523

Centrally Cleared Credit Default Swaps on Index (Sell Protection) — Outstanding at March 31, 2017

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.25	1.00%	06/20/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	83,000,000 USD	$(3,318,589)	$(5,203,230)	$1,884,641
CDX.EM.26	1.00%	12/20/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	18,000,000 USD	(763,092)	(1,085,400)	322,308
CDX.EM.27	1.00%	06/20/22	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	28,000,000 USD	(1,485,716)	(1,451,920)	(33,796)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.25	5.00%	12/20/20	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	28,175,000 USD	$2,272,793	$260,595	$2,012,198
CDX.NA.HY.26	5.00%	06/20/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	47,520,000 USD	4,052,411	1,290,376	2,762,035
CDX.NA.HY.27	5.00%	12/20/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	52,470,000 USD	4,126,660	3,484,087	642,573
CDX.NA.IG.25	1.00%	12/20/20	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	62,250,000 USD	1,250,354	273,200	977,154
CDX.NA.IG.26	1.00%	06/20/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	19,925,000 USD	405,314	231,696	173,618
CDX.NA.IG.27	1.00%	12/20/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	12,000,000 USD	222,204	192,855	29,349
iTraxx Europe Crossover Series 24 Version 3	5.00%	12/20/20	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	24,455,000 EUR	2,598,893	1,751,935	846,958
iTraxx Europe Crossover Series 25 Version 1	5.00%	06/20/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	24,200,000 EUR	2,624,072	1,805,086	818,986
iTraxx Europe Crossover Series 26 Version 1	5.00%	12/20/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	7,500,000 EUR	806,533	757,007	49,526
iTraxx Europe Series 24 Version 1	1.00%	12/20/20	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	21,250,000 EUR	403,676	147,212	256,464
iTraxx Europe Series 25 Version 1	1.00%	06/20/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	6,825,000 EUR	126,957	110,578	16,379
iTraxx Europe Series 26 Version 1	1.00%	12/20/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	4,000,000 EUR	67,247	64,094	3,153

Total Centrally Cleared Credit Default Swaps on Index (Sell Protection)						$13,389,717	$2,628,171	$10,761,546

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

OTC Credit Default Swaps on Index (Buy Protection) — Outstanding at March 31, 2017

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.AAA.6	(0.50)%	05/11/63	JPMorgan Chase Bank, N.A.	138,703,196 USD	$86,484	$2,679,048	$(2,592,564)
CMBX.NA.AAA.8	(0.50)%	10/17/57	JPMorgan Chase Bank, N.A.	59,801,014 USD	813,657	2,371,495	(1,557,838)
CMBX.NA.AAA.8	(0.50)%	10/17/57	Deutsche Bank AG	948,891 USD	12,911	48,904	(35,993)

Total OTC Credit Default Swaps on Index (Buy Protection)					$913,052	$5,099,447	$(4,186,395)

OTC Credit Default Swaps on Index (Sell Protection) — Outstanding at March 31, 2017

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.A.8	2.00%	10/17/57	Credit Suisse International	A	6,248,000 USD	$(378,041)	$(844,810)	$466,769
CMBX.NA.A.8	2.00%	10/17/57	Morgan Stanley Capital Services LLC	A	2,800,000 USD	(169,417)	(188,750)	19,333
CMBX.NA.A.9	2.00%	09/17/58	Morgan Stanley Capital Services LLC	A	5,000,000 USD	(255,967)	(417,706)	161,739
CMBX.NA.A.9	2.00%	09/17/58	Credit Suisse International	A	8,000,000 USD	(409,547)	(428,804)	19,257
CMBX.NA.AA.7	1.50%	01/17/47	Morgan Stanley Capital Services LLC	AA	13,000,000 USD	(215,138)	(344,782)	129,644
CMBX.NA.AAA.8	0.50%	10/17/57	Credit Suisse International	AAA	13,700,000 USD	(186,403)	(738,194)	551,791
CMBX.NA.AAA.9	0.50%	09/17/58	Morgan Stanley Capital Services LLC	AAA	10,500,000 USD	(225,959)	(699,173)	473,214
CMBX.NA.AJ.4	0.96%	02/17/51	JPMorgan Chase Bank, N.A.	A	2,856,999 USD	(455,316)	(705,936)	250,620

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.AJ.4	0.96%	02/17/51	Credit Suisse International	A	1,194,538 USD	$(190,372)	$(234,364)	$43,992
CMBX.NA.AJ.4	0.96%	02/17/51	Goldman Sachs International	A	7,016,626 USD	(1,118,231)	(1,738,836)	620,605
CMBX.NA.AJ.4	0.96%	02/17/51	Merrill Lynch Capital Services, Inc.	A	7,839,460 USD	(1,249,365)	(1,939,550)	690,185
CMBX.NA.AJ.4	0.96%	02/17/51	Morgan Stanley Capital Services LLC	A	19,196,216 USD	(3,059,277)	(4,846,003)	1,786,726
CMBX.NA.BBB-.7	3.00%	01/17/47	Credit Suisse International	BBB	7,500,000 USD	(684,777)	(798,729)	113,952
CMBX.NA.BBB-.7	3.00%	01/17/47	Morgan Stanley Capital Services LLC	BBB	1,400,000 USD	(127,825)	(159,400)	31,575
CMBX.NA.BBB-.7	3.00%	01/17/47	Credit Suisse International	BBB	1,400,000 USD	(127,825)	(140,895)	13,070
CMBX.NA.BBB-.7	3.00%	01/17/47	Morgan Stanley Capital Services LLC	BBB	1,400,000 USD	(127,825)	(120,207)	(7,618)
CMBX.NA.BBB-.7	3.00%	01/17/47	Credit Suisse International	BBB	1,400,000 USD	(127,825)	(108,099)	(19,726)
CMBX.NA.BBB-.7	3.00%	01/17/47	Credit Suisse International	BBB	1,400,000 USD	(127,825)	(107,164)	(20,661)
CMBX.NA.BBB-.7	3.00%	01/17/47	Credit Suisse International	BBB	4,500,000 USD	(410,866)	(399,957)	(10,909)
CMBX.NA.BBB-.7	3.00%	01/17/47	Morgan Stanley Capital Services LLC	BBB	3,500,000 USD	(319,563)	(319,626)	63
CMBX.NA.BBB-.8	3.00%	10/17/57	Credit Suisse International	BBB	13,006,000 USD	(2,153,853)	(1,532,753)	(621,100)

Total OTC Credit Default Swaps on Index (Sell Protection)						$(12,121,217)	$(16,813,738)	$4,692,521

(1)	Using the higher of S&P’s or Moody’s ratings. NR represents a security that is not rated.
(2)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

OTC Credit Default Swaps on Single-Name Issues (Buy Protection) — Outstanding at March 31, 2017

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Argentine Republic	(5.00)%	06/20/17	Morgan Stanley Capital Services LLC	8,198,000 USD	$(80,238)	$(251,845)	$171,607

Total OTC Credit Default Swaps on Single-Name Issues (Buy Protection)					$(80,238)	$(251,845)	$171,607

OTC Total Return Swaps Outstanding at March 31, 2017

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

Buys
3I Group PLC	03/28/18	Credit Suisse Securities (Europe) Limited	238,023 GBP	$9,441
Aareal Bank AG	03/28/18	Credit Suisse Securities (Europe) Limited	131,112 EUR	777
Abcam PLC	03/28/18	Credit Suisse Securities (Europe) Limited	168,729 GBP	(18,778)
ABN AMRO Group NV	03/28/18	Credit Suisse Securities (Europe) Limited	1,460,608 EUR	(10,206)
ABN AMRO Group NV	03/13/18	JPMorgan Chase Bank, N.A.	4,712,000 EUR	(172,822)
Actelion Ltd.	03/28/18	Credit Suisse Securities (Europe) Limited	6,764,266 CHF	155,867
Adecco SA REG	03/28/18	Credit Suisse Securities (Europe) Limited	9,581,783 CHF	184,602
Adidas AG	03/28/18	Credit Suisse Securities (Europe) Limited	155,955 EUR	(1,651)
AFRICA OIL CORP	03/28/18	Credit Suisse Securities (Europe) Limited	1,105,880 SEK	4,338
AIA Group Ltd.	08/01/18	Credit Suisse Securities (Europe) Limited	6,346,950 HKD	9,271
Aker BP ASA	03/28/18	Credit Suisse Securities (Europe) Limited	5,303,548 NOK	(17,872)
Aker Solutions ASA	03/28/18	Credit Suisse Securities (Europe) Limited	2,720,866 NOK	(9,114)
Akzo Nobel	03/28/18	Credit Suisse Securities (Europe) Limited	7,287,313 EUR	27,811
Alfa Laval AB	03/28/18	Credit Suisse Securities (Europe) Limited	1,142,792 SEK	3,886
Allianz SE REG	03/28/18	Credit Suisse Securities (Europe) Limited	6,879,559 EUR	278,544
Amadeus IT	03/28/18	Credit Suisse Securities (Europe) Limited	7,271,183 EUR	347,629
Amplifon SpA	04/04/18	Credit Suisse Securities (Europe) Limited	109,018 EUR	4,465
AMS AG	03/28/18	Credit Suisse Securities (Europe) Limited	162,895 CHF	1,177
Anglo American PLC	03/28/18	Credit Suisse Securities (Europe) Limited	71,419 GBP	1,873

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
AP Moller Maersk A/S	03/28/18	Credit Suisse Securities (Europe) Limited	2,010,960 DKK	$(9,636)
Aperam	03/28/18	Credit Suisse Securities (Europe) Limited	93,720 EUR	(2,820)
Applus Services SA	03/28/18	Credit Suisse Securities (Europe) Limited	270,376 EUR	12,541
ArcelorMittal	03/28/18	Credit Suisse Securities (Europe) Limited	444,106 EUR	(25,253)
Arkema	03/28/18	Credit Suisse Securities (Europe) Limited	24,613 EUR	775
Ashmore Group PLC	03/28/18	Credit Suisse Securities (Europe) Limited	93,154 GBP	142
Ashtead Group PLC	03/28/18	Credit Suisse Securities (Europe) Limited	306,114 GBP	(11,260)
ASM International NV	03/28/18	Credit Suisse Securities (Europe) Limited	367,718 EUR	28,507
ASML Holding NV	03/28/18	Credit Suisse Securities (Europe) Limited	451,915 EUR	26,707
Asos PLC	03/28/18	Credit Suisse Securities (Europe) Limited	172,956 GBP	4,382
Astaldi SpA	04/04/18	Credit Suisse Securities (Europe) Limited	229,125 EUR	6,428
Atlantia SpA	04/04/18	Credit Suisse Securities (Europe) Limited	4,503,447 EUR	292,764
Atlas Copco AB	03/28/18	Credit Suisse Securities (Europe) Limited	3,368,850 SEK	15,856
Atos SE	03/28/18	Credit Suisse Securities (Europe) Limited	6,628,483 EUR	190,029
Atos SE	02/21/18	JPMorgan Chase Bank, N.A.	11,295,000 EUR	320,040
Aurelius Equity Opportunities	03/28/18	Credit Suisse Securities (Europe) Limited	145,021 EUR	(59,642)
Austevoll Seafood ASA	03/28/18	Credit Suisse Securities (Europe) Limited	1,101,294 NOK	(14,050)
AXA SA	03/28/18	Credit Suisse Securities (Europe) Limited	5,877,669 EUR	111,829
B&M European Value Retail	03/28/18	Credit Suisse Securities (Europe) Limited	91,506 GBP	(2,656)
Banco Bilbao Vizcaya	03/28/18	Credit Suisse Securities (Europe) Limited	2,099,043 EUR	43,969
Banco Bilbao Vizcaya Argentaria	02/21/18	JPMorgan Chase Bank, N.A.	8,209,200 EUR	549,189
Banco BPM SpA	04/12/18	JPMorgan Chase Bank, N.A.	1,647,903 EUR	92,891
Bankinter SA	03/28/18	Credit Suisse Securities (Europe) Limited	105,699 EUR	6,181
BASF SE	03/28/18	Credit Suisse Securities (Europe) Limited	1,852,240 EUR	62,479

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Bayer AG REG	07/06/18	Morgan Stanley Capital Services LLC	10,500,535 EUR	$109,252
BBA Aviation PLC	03/28/18	Credit Suisse Securities (Europe) Limited	359,122 GBP	1,185
BE Semiconductor Industries	03/28/18	Credit Suisse Securities (Europe) Limited	642,411 EUR	14,046
Beazley PLC	03/28/18	Credit Suisse Securities (Europe) Limited	104,744 GBP	(4,268)
Bekaert NV	03/28/18	Credit Suisse Securities (Europe) Limited	115,441 EUR	(1,760)
BNP Paribas SA	03/28/18	Credit Suisse Securities (Europe) Limited	5,670,323 EUR	237,703
BNP Paribas SA	02/21/18	JPMorgan Chase Bank, N.A.	6,009,000 EUR	249,631
Bodycote PLC	03/28/18	Credit Suisse Securities (Europe) Limited	115,751 GBP	(6,771)
Boliden AB	03/28/18	Credit Suisse Securities (Europe) Limited	2,836,624 SEK	1,190
Boohoo.com PLC	03/28/18	Credit Suisse Securities (Europe) Limited	955,082 GBP	94,420
BP PLC	03/28/18	Credit Suisse Securities (Europe) Limited	2,276 GBP	14
Braas Monier	03/28/18	Credit Suisse Securities (Europe) Limited	145,768 EUR	123
Brembo SpA	04/04/18	Credit Suisse Securities (Europe) Limited	290,737 EUR	12,776
British American Tobacco PLC	03/28/18	Credit Suisse Securities (Europe) Limited	1,447,496 GBP	40,224
British American Tobacco PLC	03/13/18	JPMorgan Chase Bank, N.A.	5,185,000 GBP	144,084
Bucher Industries AG REG	03/28/18	Credit Suisse Securities (Europe) Limited	133,083 CHF	6,667
Buzzi Unicem SpA	04/04/18	Credit Suisse Securities (Europe) Limited	323,588 EUR	6,149
Cargotec	03/28/18	Credit Suisse Securities (Europe) Limited	267,484 EUR	(7,511)
Carnival PLC	03/28/18	Credit Suisse Securities (Europe) Limited	93,602 GBP	1,400
Carrefour SA	03/13/18	JPMorgan Chase Bank, N.A.	2,170,000 EUR	42,672
Carrefour SA	03/28/18	Credit Suisse Securities (Europe) Limited	932,821 EUR	19,024
Casino Guichard Perrachon	03/28/18	Credit Suisse Securities (Europe) Limited	3,318,347 EUR	92,848
Cembra Money Bank AG	03/28/18	Credit Suisse Securities (Europe) Limited	173,060 CHF	427
Centamin PLC	03/28/18	Credit Suisse Securities (Europe) Limited	102,733 GBP	(987)
Christian Dior SE	03/28/18	Credit Suisse Securities (Europe) Limited	150,536 EUR	9,488
Clinigen Group PLC	03/28/18	Credit Suisse Securities (Europe) Limited	92,962 GBP	(372)
CNH Industrial NV	04/04/18	Credit Suisse Securities (Europe) Limited	452,632 EUR	(5,544)
Coca-Cola HBC	03/28/18	Credit Suisse Securities (Europe) Limited	128,490 GBP	4,381
Compagnie de Saint Gobain	03/28/18	Credit Suisse Securities (Europe) Limited	5,531,462 EUR	241,522
Compagnie de Saint Gobain	02/21/18	JPMorgan Chase Bank, N.A.	9,273,000 EUR	377,647
Covestro AG	03/28/18	Credit Suisse Securities (Europe) Limited	511,447 EUR	16,114

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Credit Agricole SA	03/28/18	Credit Suisse Securities (Europe) Limited	126,755 EUR	$3,607
Criteo ADR	09/25/17	Credit Suisse Securities (Europe) Limited	3,318,900 USD	84,419
Croda International PLC	03/13/18	JPMorgan Chase Bank, N.A.	2,903,200 GBP	(65,151)
Croda International PLC	03/28/18	Credit Suisse Securities (Europe) Limited	1,379,310 GBP	(30,953)
Danone	03/28/18	Credit Suisse Securities (Europe) Limited	8,531,812 EUR	188,389
Dassault Aviation SA	03/28/18	Credit Suisse Securities (Europe) Limited	5,162,280 EUR	238,874
Dechra Pharamaceuticals PLC	03/28/18	Credit Suisse Securities (Europe) Limited	259,476 GBP	(1,518)
Deutsche Post AG REG	03/28/18	Credit Suisse Securities (Europe) Limited	112,034 EUR	3,506
DFDS A/S	03/28/18	Credit Suisse Securities (Europe) Limited	1,101,676 DKK	(5,537)
Dialog Semiconductor PLC	03/28/18	Credit Suisse Securities (Europe) Limited	243,332 EUR	(6,062)
Direct Line Insurance Group	03/28/18	Credit Suisse Securities (Europe) Limited	2,541,915 GBP	10,116
DNB ASA	03/28/18	Credit Suisse Securities (Europe) Limited	2,455,418 NOK	(4,142)
Dorma Kaba Holding AG REG	03/28/18	Credit Suisse Securities (Europe) Limited	124,800 CHF	(1,263)
Draegerwerk AG	03/28/18	Credit Suisse Securities (Europe) Limited	126,423 EUR	11,134
Drax Group PLC	03/28/18	Credit Suisse Securities (Europe) Limited	139,874 GBP	(9,716)
Duerr AG	03/28/18	Credit Suisse Securities (Europe) Limited	114,929 EUR	3,978
E.ON SE	03/28/18	Credit Suisse Securities (Europe) Limited	3,172,299 EUR	48,036
Electrocomponents PLC	03/28/18	Credit Suisse Securities (Europe) Limited	411,582 GBP	(14,915)
Elementis PLC	03/28/18	Credit Suisse Securities (Europe) Limited	120,263 GBP	(1,035)
EMS Chemie Holding AG REG	03/28/18	Credit Suisse Securities (Europe) Limited	125,263 CHF	190
Engie	03/28/18	Credit Suisse Securities (Europe) Limited	2,208,621 EUR	247,983
Eni SPA	04/04/18	Credit Suisse Securities (Europe) Limited	2,922,220 EUR	144,502
EvotecAG	03/28/18	Credit Suisse Securities (Europe) Limited	644,614 EUR	76,389
Evraz PLC	03/28/18	Credit Suisse Securities (Europe) Limited	289,481 GBP	20,179
Exor SpA	04/04/18	Credit Suisse Securities (Europe) Limited	283,673 EUR	8,205
Fenner PLC	03/28/18	Credit Suisse Securities (Europe) Limited	318,481 GBP	(20,831)
Ferrexpo PLC	03/28/18	Credit Suisse Securities (Europe) Limited	479,722 GBP	37,945

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Fevertree Drinks PLC	03/28/18	Credit Suisse Securities (Europe) Limited	782,526 GBP	$7,880
Fiat Chrysler Automobiles NV	04/04/18	Credit Suisse Securities (Europe) Limited	282,151 EUR	(11,568)
Fischer (Georg) REG	03/28/18	Credit Suisse Securities (Europe) Limited	113,960 CHF	(1,903)
FLSmidth & Co. A/S	03/28/18	Credit Suisse Securities (Europe) Limited	3,555,300 DKK	(462)
Flughafen Zuerich AG REG	03/28/18	Credit Suisse Securities (Europe) Limited	129,456 CHF	(927)
Forbo Holding AG REG	03/28/18	Credit Suisse Securities (Europe) Limited	121,443 CHF	2,725
Fresenius SE & Co. KgaA	07/06/18	Morgan Stanley Capital Services LLC	10,431,292 EUR	247,145
Fresenius SE & Co. KgaA	03/28/18	Credit Suisse Securities (Europe) Limited	9,952,218 EUR	(69,384)
G4S PLC	03/28/18	Credit Suisse Securities (Europe) Limited	131,571 GBP	1,829
Galapagos NV	03/28/18	Credit Suisse Securities (Europe) Limited	185,691 EUR	14,083
Gaztransport et Techniga SA	03/28/18	Credit Suisse Securities (Europe) Limited	106,890 EUR	798
Genmab A/S	03/28/18	Credit Suisse Securities (Europe) Limited	1,864,331 DKK	(20,449)
GKN PLC	03/28/18	Credit Suisse Securities (Europe) Limited	100,768 GBP	(3,604)
Glencore PLC	03/28/18	Credit Suisse Securities (Europe) Limited	598,291 GBP	(27,554)
Golden Ocean Group Ltd.	03/28/18	Credit Suisse Securities (Europe) Limited	3,186,031 NOK	(9,826)
Grammer AG	03/28/18	Credit Suisse Securities (Europe) Limited	287,678 EUR	19,690
Granges AB	03/28/18	Credit Suisse Securities (Europe) Limited	940,177 SEK	(2,192)
Grieg Seafood ASA	03/28/18	Credit Suisse Securities (Europe) Limited	1,148,575 NOK	(19,503)
Hiedelberger Druckmaschinen	03/28/18	Credit Suisse Securities (Europe) Limited	93,166 EUR	2,931
Highlland Gold Mining Ltd.	03/28/18	Credit Suisse Securities (Europe) Limited	332,962 GBP	(6,472)
Hochtief AG	03/28/18	Credit Suisse Securities (Europe) Limited	489,372 EUR	8,387
Holmen AB	03/28/18	Credit Suisse Securities (Europe) Limited	1,186,516 SEK	(3,147)
Hunting PLC	03/28/18	Credit Suisse Securities (Europe) Limited	125,359 GBP	7,882
Iberdrola SA	03/28/18	Credit Suisse Securities (Europe) Limited	3,134,348 EUR	226,287
iBoxx Liquid High Yield Index	06/20/17	JPMorgan Chase Bank, N.A.	11,500,000 USD	42,985
iBoxx Liquid High Yield Index	06/20/17	JPMorgan Chase Bank, N.A.	2,060,000 USD	(3,898)
iBoxx Liquid High Yield Index	06/20/17	JPMorgan Chase Bank, N.A.	2,060,000 USD	(9,425)
IMI PLC	03/28/18	Credit Suisse Securities (Europe) Limited	233,821 GBP	(19,960)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Imperial Brands PLC	03/28/18	Credit Suisse Securities (Europe) Limited	6,111,344 GBP	$15,873
Indivior PLC	03/28/18	Credit Suisse Securities (Europe) Limited	95,200 GBP	(4,031)
Industria Macchine Automatic	04/04/18	Credit Suisse Securities (Europe) Limited	268,774 EUR	26,406
ING Groep NV	03/28/18	Credit Suisse Securities (Europe) Limited	112,999 EUR	3,877
Intercontinental Hotels Group	03/28/18	Credit Suisse Securities (Europe) Limited	6,908,833 GBP	84,857
Interpump Group SpA	04/04/18	Credit Suisse Securities (Europe) Limited	393,583 EUR	27,203
Intesa Sanpaolo	04/04/18	Credit Suisse Securities (Europe) Limited	4,524,697 EUR	193,236
Ipsen	03/28/18	Credit Suisse Securities (Europe) Limited	399,446 EUR	15,873
JD Sports Fashion PLC	03/28/18	Credit Suisse Securities (Europe) Limited	91,912 GBP	7,175
KAZ Minerals PLC	03/28/18	Credit Suisse Securities (Europe) Limited	709,007 GBP	(48,561)
Kering	03/28/18	Credit Suisse Securities (Europe) Limited	508,008 EUR	7,938
Kesko Oyj	03/28/18	Credit Suisse Securities (Europe) Limited	131,758 EUR	5,455
Konecranes Oyj	03/28/18	Credit Suisse Securities (Europe) Limited	252,725 EUR	(4,772)
Koninklijke Ahold Delhaize	03/13/18	JPMorgan Chase Bank, N.A.	2,024,000 EUR	(19,202)
Koninklijke KPN NV	03/28/18	Credit Suisse Securities (Europe) Limited	621,809 EUR	889
Koninklijke KPN NV	03/28/18	Credit Suisse Securities (Europe) Limited	4,745,575 EUR	100,515
Koninklijke KPN NV	03/13/18	JPMorgan Chase Bank, N.A.	2,765,000 EUR	61,874
Kospi 200 Index	12/06/18	Morgan Stanley Capital Services LLC	7,625,794,400 KRW	234,110
Lanxess AG	03/28/18	Credit Suisse Securities (Europe) Limited	296,137 EUR	(14,613)
Lenzing AG	03/28/18	Credit Suisse Securities (Europe) Limited	563,110 EUR	27,263
Leoni AG	03/28/18	Credit Suisse Securities (Europe) Limited	112,101 EUR	21,690
Lereoy Seafood Group	03/28/18	Credit Suisse Securities (Europe) Limited	938,652 NOK	(13,506)
Linde AG	03/28/18	Credit Suisse Securities (Europe) Limited	6,189,615 EUR	133,788
Lloyds Banking Group PLC	03/28/18	Credit Suisse Securities (Europe) Limited	1,457,063 GBP	(40,237)
Lloyds Banking Group PLC	02/21/18	JPMorgan Chase Bank, N.A.	10,234,500 GBP	(358,956)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Logitech International REG	03/28/18	Credit Suisse Securities (Europe) Limited	769,912 CHF	$22,352
Lundbeck A/S	03/28/18	Credit Suisse Securities (Europe) Limited	1,053,441 DKK	10,277
Lundin Mining Corp. SDR	03/28/18	Credit Suisse Securities (Europe) Limited	3,783,412 SEK	(3,328)
Lundin Petroleum AB	03/28/18	Credit Suisse Securities (Europe) Limited	2,716,770 SEK	5,605
LVMH Moet Hennessy Louis Vuitton	03/28/18	Credit Suisse Securities (Europe) Limited	136,284 EUR	5,917
Mapfre SA	03/28/18	Credit Suisse Securities (Europe) Limited	118,260 EUR	5,615
Mead Johnson Nutrition Co.	09/25/17	Credit Suisse Securities (Europe) Limited	10,581,642 USD	162,832
Melrose Industries PLC	03/28/18	Credit Suisse Securities (Europe) Limited	1,074,102 GBP	(40,957)
Metso Oyj	03/28/18	Credit Suisse Securities (Europe) Limited	136,702 EUR	(359)
Modern Times Group	03/28/18	Credit Suisse Securities (Europe) Limited	3,859,800 SEK	(6,343)
Moncler SpA	04/04/18	Credit Suisse Securities (Europe) Limited	381,420 EUR	10,783
Mondi PLC	03/28/18	Credit Suisse Securities (Europe) Limited	142,077 GBP	(771)
Monsanto Co.	09/25/17	Credit Suisse Securities (Europe) Limited	5,013,646 USD	(10,659)
MTU Aero Engines AG	03/28/18	Credit Suisse Securities (Europe) Limited	515,893 EUR	13,873
Natixis	03/28/18	Credit Suisse Securities (Europe) Limited	108,898 EUR	2,381
Natural Gas	03/28/18	Credit Suisse Securities (Europe) Limited	6,483,325 EUR	762,674
Neopost SA	03/28/18	Credit Suisse Securities (Europe) Limited	166,450 EUR	40,395
NEX Group PLC	03/28/18	Credit Suisse Securities (Europe) Limited	102,178 GBP	(3,742)
NKT Holding A/S	03/28/18	Credit Suisse Securities (Europe) Limited	2,462,464 DKK	4,899
NMC Health PLC	03/28/18	Credit Suisse Securities (Europe) Limited	301,774 GBP	(15,382)
Nokia Oyj	03/28/18	Credit Suisse Securities (Europe) Limited	5,496,834 EUR	47,006
Nokia Oyj	01/10/18	JPMorgan Chase Bank, N.A.	12,475,000 EUR	106,680
Nokian Renkaat Oyj	03/28/18	Credit Suisse Securities (Europe) Limited	123,699 EUR	5,368
Nordea Bank AB	03/28/18	Credit Suisse Securities (Europe) Limited	3,860,714 SEK	10,285
Nordic Nanovector ASA	03/28/18	Credit Suisse Securities (Europe) Limited	1,739,049 NOK	(21,582)
Norsk Hydro ASA	03/28/18	Credit Suisse Securities (Europe) Limited	1,599,139 NOK	(11,728)
OMV AG	03/28/18	Credit Suisse Securities (Europe) Limited	506,078 EUR	9,230
Orange	03/28/18	Credit Suisse Securities (Europe) Limited	2,001,956 EUR	7,632
Orange	02/21/18	JPMorgan Chase Bank, N.A.	7,260,000 EUR	24,003
Oriflame Holdings AG	03/28/18	Credit Suisse Securities (Europe) Limited	1,505,226 SEK	2,101
Orion Oyj	03/28/18	Credit Suisse Securities (Europe) Limited	591,376 EUR	(18,612)
Outokumpu Oyj	03/28/18	Credit Suisse Securities (Europe) Limited	957,710 EUR	(91,979)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Outotec Pyj	03/28/18	Credit Suisse Securities (Europe) Limited	125,168 EUR	$4,869
Paragon Group Companies PLC	03/28/18	Credit Suisse Securities (Europe) Limited	104,906 GBP	(2,105)
Partners Holdings Group AG	03/28/18	Credit Suisse Securities (Europe) Limited	190,281 CHF	1,960
Playtech Ltd.	04/18/18	JPMorgan Chase Bank, N.A.	7,168,000 GBP	350,812
Playtech Ltd.	03/28/18	Credit Suisse Securities (Europe) Limited	4,497,500 GBP	197,332
Poste Italiane SpA	04/04/18	Credit Suisse Securities (Europe) Limited	483,996 EUR	(10,124)
Premier Oil PLC	03/28/18	Credit Suisse Securities (Europe) Limited	88,456 GBP	(873)
Prudential PLC	03/28/18	Credit Suisse Securities (Europe) Limited	6,316,077 GBP	(226,787)
Prudential PLC	03/13/18	JPMorgan Chase Bank, N.A.	10,419,000 GBP	(379,629)
Publicis Groupe	03/28/18	Credit Suisse Securities (Europe) Limited	7,447,654 EUR	442,778
Puma SE	03/28/18	Credit Suisse Securities (Europe) Limited	730,495 EUR	12,310
Raiffeisen Bank Interntional	03/28/18	Credit Suisse Securities (Europe) Limited	531,608 EUR	(25,845)
Recordati SPA	04/04/18	Credit Suisse Securities (Europe) Limited	138,587 EUR	2,094
Remy Cointreau	03/28/18	Credit Suisse Securities (Europe) Limited	116,520 EUR	8,155
Renault SA	03/28/18	Credit Suisse Securities (Europe) Limited	10,031,333 EUR	(93,702)
Renishaw PLC	03/28/18	Credit Suisse Securities (Europe) Limited	243,520 GBP	(8,061)
Rentokil Initial PLC	03/28/18	Credit Suisse Securities (Europe) Limited	122,723 GBP	(590)
Repsol SA	03/28/18	Credit Suisse Securities (Europe) Limited	115,731 EUR	(745)
Rexel SA	03/28/18	Credit Suisse Securities (Europe) Limited	255,506 EUR	14,506
Reynolds American, Inc.	09/25/17	Credit Suisse Securities (Europe) Limited	7,281,569 USD	253,480
Roche Holdings AG	03/28/18	Credit Suisse Securities (Europe) Limited	7,403,277 CHF	(60,183)
Rotork PLC	03/28/18	Credit Suisse Securities (Europe) Limited	194,550 GBP	(15,656)
RPC Group PLC	03/28/18	Credit Suisse Securities (Europe) Limited	99,541 GBP	(20,808)
RSA Insurance Group PLC	02/21/18	JPMorgan Chase Bank, N.A.	2,947,500 GBP	(18,794)
RSA Insurance Group PLC	03/28/18	Credit Suisse Securities (Europe) Limited	1,691,694 GBP	(10,786)
Rubis	03/28/18	Credit Suisse Securities (Europe) Limited	111,110 EUR	547
S.O.I.T.E.C.	03/28/18	Credit Suisse Securities (Europe) Limited	316,003 EUR	(14,986)
Saab AB	03/28/18	Credit Suisse Securities (Europe) Limited	3,106,493 SEK	15,210
Sacyr SA	03/28/18	Credit Suisse Securities (Europe) Limited	112,143 EUR	(1,119)
Safran SA	03/28/18	Credit Suisse Securities (Europe) Limited	5,212,893 EUR	219,119
Salvatore Ferragamo SpA	04/04/18	Credit Suisse Securities (Europe) Limited	112,293 EUR	1,707
Sanofi	03/28/18	Credit Suisse Securities (Europe) Limited	8,414,833 EUR	250,814
SAP SE	03/28/18	Credit Suisse Securities (Europe) Limited	16,942,961 EUR	673,558
Schneider Electric SE	03/28/18	Credit Suisse Securities (Europe) Limited	15,026,329 EUR	619,545

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Serco Group PLC	03/28/18	Credit Suisse Securities (Europe) Limited	85,804 GBP	$—
SFR Group SA	03/28/18	Credit Suisse Securities (Europe) Limited	5,104,163 EUR	220,561
Shire PLC	06/25/18	Morgan Stanley Capital Services LLC	13,485,080 GBP	(453,009)
Sika AG	03/28/18	Credit Suisse Securities (Europe) Limited	170,409 CHF	3,875
Siltronic AG	03/28/18	Credit Suisse Securities (Europe) Limited	713,369 EUR	100,592
Skanska AB	03/28/18	Credit Suisse Securities (Europe) Limited	2,487,899 SEK	659
SKF AB	03/28/18	Credit Suisse Securities (Europe) Limited	1,176,016 SEK	(2,966)
Sky PLC	06/15/18	Credit Suisse Securities (Europe) Limited	4,992,674 GBP	(63,765)
Smith & Nephew PLC	03/28/18	Credit Suisse Securities (Europe) Limited	10,755,765 GBP	(163,888)
Smith & Nephew PLC	03/13/18	JPMorgan Chase Bank, N.A.	6,155,000 GBP	(93,968)
Smiths Group PLC	03/28/18	Credit Suisse Securities (Europe) Limited	339,487 GBP	11,239
Smurfit Kappa Group PLC	03/28/18	Credit Suisse Securities (Europe) Limited	94,834 GBP	(5,932)
Societe Generale SA	03/28/18	Credit Suisse Securities (Europe) Limited	125,712 EUR	1,685
Solocal Group	03/28/18	Credit Suisse Securities (Europe) Limited	494,698 EUR	32,563
Sound Energy PLC	03/28/18	Credit Suisse Securities (Europe) Limited	129,882 GBP	(14,221)
South32 Ltd.	03/28/18	Credit Suisse Securities (Europe) Limited	174,628 GBP	1,320
Spectris PLC	03/28/18	Credit Suisse Securities (Europe) Limited	330,985 GBP	—
SSAB AB	03/28/18	Credit Suisse Securities (Europe) Limited	1,931,506 SEK	(6,197)
SSP Group PLC	03/28/18	Credit Suisse Securities (Europe) Limited	330,433 GBP	(2,174)
STADA Arzneimittel AG	03/28/18	Credit Suisse Securities (Europe) Limited	166,010 EUR	3,939
STM IM	04/04/18	Credit Suisse Securities (Europe) Limited	878,605 EUR	(9,076)
Straumann Holding AG REG	03/28/18	Credit Suisse Securities (Europe) Limited	138,520 CHF	5,543
Subsea 7 SA	03/28/18	Credit Suisse Securities (Europe) Limited	5,326,115 NOK	19,190
Sulzer AG REG	03/28/18	Credit Suisse Securities (Europe) Limited	127,027 CHF	(3,985)
Sydbank A/S	03/28/18	Credit Suisse Securities (Europe) Limited	797,307 DKK	(6,576)
Talanx AG	03/28/18	Credit Suisse Securities (Europe) Limited	112,670 EUR	(3,547)
Tarkett	03/28/18	Credit Suisse Securities (Europe) Limited	244,888 EUR	4,024
TDC A/S	03/28/18	Credit Suisse Securities (Europe) Limited	46,675,072 DKK	(22,261)
TDC A/S	02/21/18	JPMorgan Chase Bank, N.A.	72,160,000 DKK	(34,416)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Technip FMC PLC	03/28/18	Credit Suisse Securities (Europe) Limited	103,436 EUR	$3,154
Temenos Group AG REG	03/28/18	Credit Suisse Securities (Europe) Limited	459,701 CHF	3,486
Tenaris SA	04/04/18	Credit Suisse Securities (Europe) Limited	340,697 EUR	25,667
TGS Nopec Geophysical Co. ASA	03/28/18	Credit Suisse Securities (Europe) Limited	2,665,392 NOK	(13,227)
Tim Participacs ADR	09/25/17	Credit Suisse Securities (Europe) Limited	5,021,958 USD	3,145
Total SA	03/28/18	Credit Suisse Securities (Europe) Limited	397,731 EUR	7,421
Total SA	01/17/18	JPMorgan Chase Bank, N.A.	6,966,310 EUR	67,372
TP ICAP PLC	03/28/18	Credit Suisse Securities (Europe) Limited	340,684 GBP	(950)
Trelleborg AB	03/28/18	Credit Suisse Securities (Europe) Limited	1,142,892 SEK	735
TUI Group AG	03/28/18	Credit Suisse Securities (Europe) Limited	6,182,765 EUR	(75,438)
Tullow Oil PLC	03/28/18	Credit Suisse Securities (Europe) Limited	97,314 GBP	(467)
Ubisoft Entertainment	03/28/18	Credit Suisse Securities (Europe) Limited	50,575 EUR	4,958
Ubisoft Entertainment	02/21/18	JPMorgan Chase Bank, N.A.	648,267 EUR	63,547
UBM PLC	03/28/18	Credit Suisse Securities (Europe) Limited	5,492,924 GBP	45,307
Unicredit SpA	04/04/18	Credit Suisse Securities (Europe) Limited	5,712,761 EUR	30,634
Unicredit SpA	03/27/18	JPMorgan Chase Bank, N.A.	7,097,472 EUR	42,152
Uniqa Insurance Group AG	03/28/18	Credit Suisse Securities (Europe) Limited	146,279 EUR	(342)
Vallourec SA	03/28/18	Credit Suisse Securities (Europe) Limited	228,743 EUR	39,176
Valmet Oyj	03/28/18	Credit Suisse Securities (Europe) Limited	115,772 EUR	(4,335)
Valora Holdings AG REG	03/28/18	Credit Suisse Securities (Europe) Limited	465,108 CHF	9,931
Vedanta Resources PLC	03/28/18	Credit Suisse Securities (Europe) Limited	314,531 GBP	(11,570)
Verbund AG	03/28/18	Credit Suisse Securities (Europe) Limited	134,057 EUR	708
Vesuvius PLC	03/28/18	Credit Suisse Securities (Europe) Limited	253,678 GBP	(3,602)
Vodafone Group PLC	02/21/18	JPMorgan Chase Bank, N.A.	8,208,000 GBP	145,336
Vodafone Group PLC	03/28/18	Credit Suisse Securities (Europe) Limited	3,283,290 GBP	31,782
Vodafone Group PLC	09/25/17	Credit Suisse Securities (Europe) Limited	52,071 USD	1,107
Voestalpine AG	03/28/18	Credit Suisse Securities (Europe) Limited	323,907 EUR	(17,555)
Volvo AB	03/28/18	Credit Suisse Securities (Europe) Limited	2,457,389 SEK	12,574
Wacker Chemie AG	03/28/18	Credit Suisse Securities (Europe) Limited	431,229 EUR	(19,918)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Weir Group PLC	03/28/18	Credit Suisse Securities (Europe) Limited	256,307 GBP	$8,954
Wessanen	03/28/18	Credit Suisse Securities (Europe) Limited	286,683 EUR	2,312
Wolseley PLC	03/28/18	Credit Suisse Securities (Europe) Limited	217,942 GBP	(6,634)
ZPG PLC	03/28/18	Credit Suisse Securities (Europe) Limited	103,798 GBP	(5,391)

Total Buys				$9,058,932

Sells
ABB Ltd. REG	03/28/18	Credit Suisse Securities (Europe) Limited	1,072,606 CHF	$(22,662)
Aegon NV	02/21/18	JPMorgan Chase Bank, N.A.	5,338,000 EUR	604,875
Aegon NV	03/28/18	Credit Suisse Securities (Europe) Limited	4,426,099 EUR	501,543
Ageas	03/28/18	Credit Suisse Securities (Europe) Limited	1,051,956 EUR	9,716
Air Liquide SA	03/28/18	Credit Suisse Securities (Europe) Limited	1,825,740 EUR	(45,809)
Air Liquide SA	03/13/18	JPMorgan Chase Bank, N.A.	2,600,000 EUR	(82,677)
Airbus SE	03/28/18	Credit Suisse Securities (Europe) Limited	1,930,979 EUR	(26,324)
Altice NV	03/28/18	Credit Suisse Securities (Europe) Limited	4,865,153 EUR	5,819
Altran Technologies SA	03/28/18	Credit Suisse Securities (Europe) Limited	884,881 EUR	(39,255)
Altria Group, Inc.	09/25/17	Credit Suisse Securities (Europe) Limited	270,369 USD	15,185
America Movil ADR	09/25/17	Credit Suisse Securities (Europe) Limited	442,170 USD	(29,989)
Anheuser Busch Inbev SA/NV	03/28/18	Credit Suisse Securities (Europe) Limited	707,327 EUR	(9,229)
AT&T, Inc.	09/25/17	Credit Suisse Securities (Europe) Limited	1,022,841 USD	24,977
Banco Popular Espanol	03/28/18	Credit Suisse Securities (Europe) Limited	5,282 EUR	121
Banco Popular Espanol	03/09/18	JPMorgan Chase Bank, N.A.	842,302 EUR	19,324
Banco Santander SA	03/13/18	JPMorgan Chase Bank, N.A.	4,346,400 EUR	(266,273)
Banco Santander SA	03/28/18	Credit Suisse Securities (Europe) Limited	2,413,877 EUR	(105,004)
Bankia SA	03/28/18	Credit Suisse Securities (Europe) Limited	803,186 EUR	6,169
Barclays PLC	02/21/18	JPMorgan Chase Bank, N.A.	3,412,500 GBP	8,229
Barclays PLC	03/28/18	Credit Suisse Securities (Europe) Limited	1,356,333 GBP	19,451
Bayer AG	03/28/18	Credit Suisse Securities (Europe) Limited	2,240,265 EUR	(36,472)
Bayer AG REG	02/13/18	JPMorgan Chase Bank, N.A.	8,520,477 EUR	(149,641)
Bayerische Motoren Werke AG	03/28/18	Credit Suisse Securities (Europe) Limited	309,883 EUR	(9,219)
Bouygues SA	03/28/18	Credit Suisse Securities (Europe) Limited	1,140,113 EUR	(159)
Bovespa Index	04/12/17	Morgan Stanley Capital Services LLC	3,162,226 BRL	30,693
Bper Banca	03/09/18	JPMorgan Chase Bank, N.A.	552,348 EUR	(6,645)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
British American Tobacco PLC	07/19/18	Credit Suisse Securities (Europe) Limited	3,594,705 GBP	$(640,555)
British American Tobacco PLC	09/25/17	Credit Suisse Securities (Europe) Limited	819,875 USD	(50,111)
BT Group PLC	03/28/18	Credit Suisse Securities (Europe) Limited	348,900 GBP	18,510
Caixabank SA	03/28/18	Credit Suisse Securities (Europe) Limited	201,152 EUR	(692)
CNP Assurances	03/28/18	Credit Suisse Securities (Europe) Limited	1,985,398 EUR	(37,442)
Credit Suisse Group AG REG	02/15/18	JPMorgan Chase Bank, N.A.	2,982,182 CHF	128,412
CRH PLC	03/28/18	Credit Suisse Securities (Europe) Limited	416,782 GBP	7,291
CSL, Ltd.	03/06/19	Morgan Stanley Capital Services LLC	3,118,900 AUD	(107,673)
Daimler AG REG	03/28/18	Credit Suisse Securities (Europe) Limited	647,024 EUR	13,809
Deutsche Bank AG	03/28/18	Credit Suisse Securities (Europe) Limited	— EUR	(296,785)
Deutsche Bank AG	04/25/18	JPMorgan Chase Bank, N.A.	— EUR	(238,963)
Deutsche Telekom AG	03/28/18	Credit Suisse Securities (Europe) Limited	92,262 EUR	(2,678)
Deutsche Telekom AG REG	02/21/18	JPMorgan Chase Bank, N.A.	3,997,500 EUR	(116,015)
Deutsche Wohnen AG	03/28/18	Credit Suisse Securities (Europe) Limited	1,000,860 EUR	34,804
Deutshe Bank AG	03/28/18	Credit Suisse Securities (Europe) Limited	2,425,930 EUR	188,679
Deutshe Bank AG REG	03/13/18	JPMorgan Chase Bank, N.A.	1,830,500 EUR	229,895
Distribuidora Internacional	03/28/18	Credit Suisse Securities (Europe) Limited	2,265,805 EUR	(112,459)
Elisa Oyj	03/28/18	Credit Suisse Securities (Europe) Limited	1,905,650 EUR	(31,132)
Ericsson LM	03/28/18	Credit Suisse Securities (Europe) Limited	11,122,863 SEK	(44,873)
Ericsson LM	03/13/18	JPMorgan Chase Bank, N.A.	8,722,500 SEK	(27,621)
Essilor International	03/28/18	Credit Suisse Securities (Europe) Limited	1,773,217 EUR	(58,787)
Essilor International	03/13/18	JPMorgan Chase Bank, N.A.	1,103,500 EUR	(37,871)
Evonik Industries AG	03/28/18	Credit Suisse Securities (Europe) Limited	302,939 EUR	(8,207)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Givaudan REG	03/28/18	Credit Suisse Securities (Europe) Limited	495,057 CHF	$2,561
Hennes & Mauritz AB	03/28/18	Credit Suisse Securities (Europe) Limited	7,723,125 SEK	216
HSBS Holdings PLC	03/28/18	Credit Suisse Securities (Europe) Limited	2,899,071 GBP	105,374
HSBS Holdings PLC	03/13/18	JPMorgan Chase Bank, N.A.	5,366,400 GBP	199,462
Ingenico Group	03/27/18	Credit Suisse Securities (Europe) Limited	484,203 EUR	(85,999)
iShares MSCi Brazil Capped ETF	09/25/17	Credit Suisse Securities (Europe) Limited	2,069,370 USD	37,428
JCDecaux SA	03/28/18	Credit Suisse Securities (Europe) Limited	24,172 EUR	(1,207)
Johnson Matthey PLC	03/28/18	Credit Suisse Securities (Europe) Limited	318,790 GBP	(19,011)
Klepierre	08/29/18	Credit Suisse Securities (Europe) Limited	940,934 EUR	(41,802)
Koninklijke DSM NV	03/28/18	Credit Suisse Securities (Europe) Limited	665,366 EUR	(13,930)
L’ Oreal	03/28/18	Credit Suisse Securities (Europe) Limited	2,693,364 EUR	(46,186)
Lafargeholcim Ltd. REG	03/28/18	Credit Suisse Securities (Europe) Limited	236,002 CHF	(4,875)
Legal & General Group PLC	01/17/18	Credit Suisse Securities (Europe) Limited	847,969 GBP	1,864
Legrand SA	03/28/18	Credit Suisse Securities (Europe) Limited	632,082 EUR	(37,664)
Liberty Global PLC	09/25/17	Credit Suisse Securities (Europe) Limited	1,836,720 USD	45,444
Marks & Spencer Group PLC	03/28/18	Credit Suisse Securities (Europe) Limited	130,706 GBP	(3,271)
Merck KgaA	07/06/18	Morgan Stanley Capital Services LLC	2,496,482 EUR	(234,100)
Michelin	03/28/18	Credit Suisse Securities (Europe) Limited	1,126,746 EUR	(72,781)
Nestle SA REG	03/28/18	Credit Suisse Securities (Europe) Limited	3,479,172 CHF	(11,336)
NN Group NV	03/28/18	Credit Suisse Securities (Europe) Limited	2,508,031 EUR	23,805
Omnicrom Group	09/25/17	Credit Suisse Securities (Europe) Limited	632,681 USD	(9,928)
Peugeot SA	03/28/18	Credit Suisse Securities (Europe) Limited	333,231 EUR	9,798
Proximus	03/28/18	Credit Suisse Securities (Europe) Limited	1,227,194 EUR	(34,957)
Prudential Financial, Inc.	09/25/17	Credit Suisse Securities (Europe) Limited	1,217,827 USD	51,494
Reckitt Benckiser Group PLC	03/28/18	Credit Suisse Securities (Europe) Limited	1,558,717 GBP	6,145
Reckitt Benckiser Group PLC	03/13/18	JPMorgan Chase Bank, N.A.	3,654,500 GBP	14,408
RELX NV	03/28/18	Credit Suisse Securities (Europe) Limited	1,775,360 EUR	(68,388)
Royal Bank of Scotland Group	03/28/18	Credit Suisse Securities (Europe) Limited	2,213,714 GBP	(31,731)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Sainsbury PLC	03/28/18	Credit Suisse Securities (Europe) Limited	1,859,996 GBP	$60,964
Sandvik AB	03/28/18	Credit Suisse Securities (Europe) Limited	4,851 SEK	(26)
Sanofi	07/06/18	Morgan Stanley Capital Services LLC	4,364,671 EUR	(70,443)
Siemens AG REG	03/28/18	Credit Suisse Securities (Europe) Limited	2,801,430 EUR	(118,760)
Solvay SA	03/28/18	Credit Suisse Securities (Europe) Limited	1,052,175 EUR	(43,835)
Standard Chartered PLC	03/28/18	Credit Suisse Securities (Europe) Limited	287,314 GBP	(8,404)
Storebrand ASA	03/13/18	JPMorgan Chase Bank, N.A.	11,890,000 NOK	54,739
Storebrand ASA	03/28/18	Credit Suisse Securities (Europe) Limited	7,916,897 NOK	36,448
Stryker Corp.	09/25/17	Credit Suisse Securities (Europe) Limited	448,567 USD	3,985
Swisscom AG REG	03/28/18	Credit Suisse Securities (Europe) Limited	1,021,204 CHF	(32,792)
Tele2 AB	03/28/18	Credit Suisse Securities (Europe) Limited	22,121,754 SEK	(85,078)
Telefonica Brasil	09/25/17	Credit Suisse Securities (Europe) Limited	2,706,875 USD	(31,347)
Telefonica SA	03/28/18	Credit Suisse Securities (Europe) Limited	825,783 EUR	1,258
Telefonica SA	02/07/18	JPMorgan Chase Bank, N.A.	6,168,505 EUR	(140,666)
Telenor ASA	03/28/18	Credit Suisse Securities (Europe) Limited	9,033,778 NOK	(30,299)
Telia Co. AB	03/28/18	Credit Suisse Securities (Europe) Limited	12,964,424 SEK	(60,969)
Tesco PLC	03/28/18	Credit Suisse Securities (Europe) Limited	1,069,513 GBP	25,438
Ubi Banca SpA	04/04/18	Credit Suisse Securities (Europe) Limited	721,646 EUR	(73,609)
Ubi Banca SpA	03/09/18	JPMorgan Chase Bank, N.A.	1,143,351 EUR	(102,261)
Unilever NV CVA	03/28/18	Credit Suisse Securities (Europe) Limited	412,228 EUR	(4,532)
Valeo SA	03/28/18	Credit Suisse Securities (Europe) Limited	128,460 EUR	(5,550)
Verizon Communications, Inc.	09/25/17	Credit Suisse Securities (Europe) Limited	730,941 USD	20,263
Vinci SA	03/28/18	Credit Suisse Securities (Europe) Limited	3,060,541 EUR	(123,756)
WM Morrison Supermarkets	03/28/18	Credit Suisse Securities (Europe) Limited	253,457 GBP	(1,467)
WPP PLC	03/28/18	Credit Suisse Securities (Europe) Limited	1,453,198 GBP	(61,635)

Total Sells				$(1,785,221)

Total OTC Total Return Swaps Outstanding				$7,273,711

Centrally Cleared Interest Rate Swaps Outstanding at March 31, 2017

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Pays	3-Month USD LIBOR	1.20%	10/31/19	Morgan Stanley & Co. LLC	4,091,000 USD	$(55,636)	$—	$(55,636)
Pays	3-Month USD LIBOR	2.20%	01/30/24	Morgan Stanley & Co. LLC	99,403,500 USD	(158,008)	—	(158,008)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Pays	3-Month USD LIBOR	2.22%	03/27/24	Morgan Stanley & Co. LLC	10,599,000 USD	$(2,177)	$—	$(2,177)
Pays	3-Month USD LIBOR	2.24%	02/25/24	Morgan Stanley & Co. LLC	2,350,000 USD	1,786	—	1,786
Pays	3-Month USD LIBOR	2.26%	04/26/24	Morgan Stanley & Co. LLC	3,000,000 USD	1,355	—	1,355
Pays	3-Month USD LIBOR	2.32%	03/27/24	Morgan Stanley & Co. LLC	376,000 USD	1,964	—	1,964
Pays	3-Month USD LIBOR	2.40%	03/27/24	Morgan Stanley & Co. LLC	378,000 USD	4,168	—	4,168
Pays	28 MXN-Tiie- Banxico	7.48%	03/15/27	Credit Suisse Securities (USA) LLC	148,998,000 MXN	34,770	—	34,770
Receives	3-Month USD LIBOR	0.94%	07/18/19	Morgan Stanley & Co. LLC	1,465,000 USD	24,666	—	24,666
Receives	3-Month USD LIBOR	1.03%	08/03/20	Morgan Stanley & Co. LLC	4,000,000 USD	108,742	—	108,742
Receives	3-Month USD LIBOR	1.09%	04/04/20	Morgan Stanley & Co. LLC	1,600,000 USD	33,805	—	33,805
Receives	3-Month USD LIBOR	1.18%	02/22/20	Merrill Lynch, Pierce, Fenner & Smith, Inc.	23,000,000 USD	394,799	—	394,799
Receives	3-Month USD LIBOR	1.20%	11/25/26	Morgan Stanley & Co. LLC	1,100,000 USD	42,193	—	42,193
Receives	3-Month USD LIBOR	1.30%	08/12/18	Morgan Stanley & Co. LLC	5,500,000 USD	13,005	—	13,005

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Receives	6-Month GBP LIBOR	1.37%	01/05/67	Credit Suisse Securities (USA) LLC	2,693,653 GBP	$(141,846)	$95	$(141,941)
Receives	6-Month GBP LIBOR	1.44%	01/05/47	Credit Suisse Securities (USA) LLC	3,507,681 GBP	(24,274)	—	(24,274)
Receives	3-Month USD LIBOR	1.52%	08/25/28	Morgan Stanley & Co. LLC	1,500,000 USD	145,200	—	145,200
Receives	3-Month USD LIBOR	1.56%	09/26/26	Morgan Stanley & Co. LLC	3,600,000 USD	258,984	—	258,984
Receives	6-Month GBP LIBOR	1.56%	11/29/46	Credit Suisse Securities (USA) LLC	2,761,160 GBP	(117,468)	—	(117,468)
Receives	6-Month GBP LIBOR	1.60%	12/01/46	Credit Suisse Securities (USA) LLC	1,791,270 GBP	(98,418)	—	(98,418)
Receives	3-Month USD LIBOR	1.62%	07/25/26	Morgan Stanley & Co. LLC	1,900,000 USD	122,835	4,658	118,177
Receives	3-Month USD LIBOR	1.77%	10/24/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	18,500,000 USD	190,896	—	190,896
Receives	6-Month HUF BUBOR	1.79%	06/21/22	Credit Suisse Securities (USA) LLC	1,384,267,195 HUF	(89,093)	—	(89,093)
Receives	3-Month USD LIBOR	1.79%	01/09/21	Morgan Stanley & Co. LLC	1,210,000 USD	6,134	—	6,134

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Receives	6-Month HUF BUBOR	1.82%	06/21/22	Credit Suisse Securities (USA) LLC	940,645,427 HUF	$(66,064)	$—	$(66,064)
Receives	6-Month HUF BUBOR	1.83%	06/21/22	Credit Suisse Securities (USA) LLC	1,950,603,340 HUF	(138,631)	—	(138,631)
Receives	3-Month USD LIBOR	1.86%	12/11/20	Merrill Lynch, Pierce, Fenner & Smith, Inc.	15,000,000 USD	22,876	—	22,876
Receives	3-Month USD LIBOR	1.92%	09/29/19	Morgan Stanley & Co. LLC	2,311,250 USD	(11,058)	—	(11,058)
Receives	3-Month USD LIBOR	1.95%	12/29/20	Morgan Stanley & Co. LLC	6,990,000 USD	(7,559)	—	(7,559)
Receives	3-Month USD LIBOR	2.04%	10/26/25	Morgan Stanley & Co. LLC	3,900,000 USD	90,962	—	90,962
Receives	3-Month USD LIBOR	2.27%	01/25/26	Morgan Stanley & Co. LLC	2,000,000 USD	13,684	—	13,684
Receives	3-Month USD LIBOR	2.30%	01/26/25	Morgan Stanley & Co. LLC	2,430,000 USD	(1,992)	—	(1,992)
Receives	3-Month USD LIBOR	2.33%	08/25/25	Morgan Stanley & Co. LLC	38,000,000 USD	(11,234)	—	(11,234)
Receives	3-Month USD LIBOR	2.34%	01/25/27	Morgan Stanley & Co. LLC	1,000,000 USD	6,033	—	6,033
Receives	3-Month USD LIBOR	2.40%	01/25/27	Morgan Stanley & Co. LLC	5,900,000 USD	4,518	—	4,518
Receives	3-Month USD LIBOR	2.41%	12/22/22	Merrill Lynch, Pierce, Fenner & Smith, Inc.	50,000,000 USD	(395,404)	—	(395,404)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	2.41%	02/27/27	Morgan Stanley & Co. LLC	2,300,000 USD	$(47)	$—	$(47)
Receives	3-Month USD LIBOR	2.53%	09/25/24	Morgan Stanley & Co. LLC	2,130,000 USD	(39,006)	—	(39,006)
Receives	3-Month USD LIBOR	2.58%	03/27/27	Morgan Stanley & Co. LLC	1,300,000 USD	(19,354)	—	(19,354)

Total Centrally Cleared Interest Rate Swaps Outstanding						$146,106	$4,753	$141,353

Abbreviation Legend:
ADR	American Depository Receipt
BUBOR	Budapest Interbank Offered Rate
CBOT	Chicago Board of Trade
CDE	Montreal Exchange
CFE	CBOE Futures Exchange
CME	Chicago Mercantile Exchange
COMEX	Commodities Exchange Center
Eurex	Eurex Exchange
Euronext	Euronext Paris
HKFE	Hong Kong Futures Exchange Ltd.
ICE	Ice Futures Europe
IDEM	Italian Derivatives Exchange Market
LIBOR	London Interbank Offered Rate
MEFF	MEFF Renta Variable
MexDer	Mexican Derivatives Exchange
MTN	Medium Term Note
NYMEX	New York Mercantile Exchange
OSE	Osaka Exchange
OTC	Over the Counter
PIK	Payment in Kind
REG S	Regulation-S
REIC	Real Estate Investment Company
REIT	Real Estate Investment Trust
Safex	South African Futures Exchange
SFE	ASX Trade24
SGX	Singapore Exchange
Currency Legend:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2017

CHF	Swiss Franc
CNH	Chinese Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Assets and Liabilities

As of March 31, 2017

Assets:
Total investments in securities, at fair value (cost of $4,225,404,459)[1]	$4,458,644,358
Cash	66,382,014
Cash denominated in foreign currencies (cost of $23,847,182)	24,787,957
Segregated cash balance with broker for securities sold short	1,056,213,833
Segregated cash balance with custodian for derivative financial instruments	115,808,480
Segregated cash balance with broker for futures contracts	150,114,197
Segregated cash balance with counterparties for swaps, other derivative financial instruments and reverse repurchase agreements	62,521,221
Unrealized appreciation on forward foreign currency exchange contracts	3,576,589
Income receivable	14,742,373
Receivable for investments sold	130,938,719
Receivable for Fund shares sold	7,444,953
Receivable for periodic payments from swap contracts	13,462,021
Variation margin receivable	4,132,102
Swap contracts, premium paid	5,099,447
Unrealized appreciation on swap contracts	20,591,563
Prepaid expenses and other assets	103,965

Total Assets	6,134,563,792

Liabilities:
Securities sold short, at fair value (proceeds of $1,073,881,335)	1,107,798,617
Securities lending collateral payable	36,464,203
Cash received as collateral with broker for swaps and reverse repurchase agreements	160,000
Options written, at fair value (premiums received $14,390,747)	13,604,209
Unrealized depreciation on forward foreign currency exchange contracts	6,473,076
Payable for reverse repurchase agreements	292,117,353
Payable for investments purchased	255,798,190
Payable for Fund shares redeemed	7,184,915
Payable for periodic payments from swap contracts	1,317,548
Variation margin payable	9,956,428
Swap contracts, premium received	17,065,583
Unrealized depreciation on swap contracts	12,640,119
Dividend and interest income payable on securities sold short	1,640,328
Management fee payable	20,416,942
Accrued expenses and other liabilities	5,652,964

Total Liabilities	1,788,290,475

Net Assets	$4,346,273,317

Net Assets Consist of:
Paid-in capital	$4,248,791,477
Accumulated undistributed net investment loss	(7,605,587)
Accumulated undistributed net realized loss	(107,069,007)
Net unrealized appreciation	212,156,434

Net Assets	$4,346,273,317

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Assets and Liabilities (Continued)

As of March 31, 2017

Net Asset Value:
Class I Shares
Net Assets	$3,597,703,538
Class I Shares outstanding, no par value, unlimited shares authorized	340,734,104

Net asset value per share	$10.56

Class D Shares
Net Assets	$316,242,503
Class D Shares outstanding, no par value, unlimited shares authorized	30,032,248

Net asset value per share	$10.53

Class Y Shares
Net Assets	$432,327,276
Class Y Shares outstanding, no par value, unlimited shares authorized	41,247,352

Net asset value per share	$10.48

[1]	Includes $35,506,295 of investments in securities, at fair value, on loan.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Operations

For the Year Ended March 31, 2017

Investment Income:
Interest (including net foreign taxes withheld of $8,735)	$144,611,702
Dividends (including net foreign taxes withheld of $1,723,920)	24,590,388

Total income	169,202,090

Expenses:
Management fees	$85,233,171
Administration fees	4,311,151
Custodian fees	2,783,548
Trustees’ fees	375,816
Distribution fees — Class D	1,064,819
Shareholder service fees	5,918,599
Registration fees	202,335
Printing and postage fees	544,410
Professional fees	1,625,859
Dividends and interest on securities sold short	21,188,811
Financing fees on securities sold short	7,200,259
Line of credit fee	261,135
Interest fees	6,985,010
Other	252,839

Total expenses	137,947,762

Net investment income	31,254,328

Net Realized and Unrealized Gain:
Net realized gain on investments in securities	158,727,042
Net realized loss on securities sold short	(63,630,591)
Net realized gain on forward foreign currency exchange contracts	22,770,066
Net realized gain on foreign currency transactions	637,392
Net realized loss on futures contracts	(112,605,301)
Net realized gain on options written	8,511,351
Net realized gain on swap contracts	59,062,654
Net change in unrealized appreciation on investments in securities	267,219,946
Net change in unrealized depreciation on securities sold short	(50,863,066)
Net change in unrealized appreciation on forward foreign currency exchange contracts	5,085,716
Net change in unrealized depreciation on foreign currency translations	(734,057)
Net change in unrealized appreciation on futures contracts	4,143,529
Net change in unrealized appreciation on options written	77,211
Net change in unrealized appreciation on swap contracts	15,623,161

Net realized and unrealized gain	314,025,053

Net increase in net assets resulting from operations	$345,279,381

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Changes in Net Assets

	Year Ended 3/31/2017	Year Ended 3/31/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$31,254,328	$(12,483,973)
Net realized gain (loss)	73,472,613	(66,483,451)
Net unrealized appreciation (depreciation)	240,552,440	(50,984,364)

Net increase (decrease) in net assets resulting from operations	345,279,381	(129,951,788)

Distributions:
Distributions from net investment income:
Class I Shares	(16,162,497)	(3,702,838)
Class D Shares	(1,677,393)	—
Class Y Shares	(2,232,284)	(488,507)
Distributions from net realized capital gains:
Class I Shares	—	(73,631,835)
Class D Shares	—	(441,956)
Class Y Shares	—	(7,796,834)

Total distributions to shareholders	(20,072,174)	(86,061,970)

Capital Transactions:
Shareholder subscriptions:
Proceeds from sale of Class I Shares	1,349,759,049	3,910,819,502
Proceeds from sale of Class D Shares	612,319,359	22,137,119
Proceeds from sale of Class Y Shares	224,058,828	526,320,778
Shareholder reinvestments:
Net asset value of Class I Shares issued to shareholders in payment of distributions declared	11,716,838	51,201,807
Net asset value of Class D Shares issued to shareholders in payment of distributions declared	1,671,266	433,787
Net asset value of Class Y Shares issued to shareholders in payment of distributions declared	2,190,011	8,117,600
Shareholder redemptions:
Cost of Class I Shares redeemed	(1,952,529,789)	(947,827,550)
Cost of Class D Shares redeemed	(348,796,647)	(4,664,169)
Cost of Class Y Shares redeemed	(162,772,964)	(276,627,275)

Net (decrease) increase in net assets resulting from capital transactions	(262,384,049)	3,289,911,599

Net increase in net assets	62,823,158	3,073,897,841

Net Assets:
Beginning of period	4,283,450,159	1,209,552,318

End of period	$4,346,273,317	$4,283,450,159

Accumulated undistributed net investment loss	$(7,605,587)	$(19,592,526)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Changes in Net Assets (Continued)

	Year Ended 3/31/2017	Year Ended 3/31/2016
Share Transactions:
Class I Shares
Beginning of period	399,185,175	105,770,058
Shares issued	132,971,298	382,065,472
Reinvestment in Shares	1,152,094	5,074,510
Shares redeemed	(192,574,463)	(93,724,865)

Net change in shares resulting from share transactions	(58,451,071)	293,415,117

End of period	340,734,104	399,185,175

Class D Shares
Beginning of period	2,325,127	579,311
Shares issued	61,462,720	2,170,565
Reinvestment in Shares	164,648	43,034
Shares redeemed	(33,920,247)	(467,783)

Net change in shares resulting from share transactions	27,707,121	1,745,816

End of period	30,032,248	2,325,127

Class Y Shares
Beginning of period	34,829,511	10,263,435
Shares issued	22,324,054	50,691,043
Reinvestment in Shares	217,048	810,949
Shares redeemed	(16,123,261)	(26,935,916)

Net change in shares resulting from share transactions	6,417,841	24,566,076

End of period	41,247,352	34,829,511

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Cash Flows

For the Year Ended March 31, 2017

Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$345,279,381
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash used for operating activities:
Purchases of investments in securities	(11,302,018,614)
Proceeds from disposition of investments in securities	11,651,089,232
Proceeds from securities sold short	4,005,305,712
Payments to cover securities sold short	(4,133,481,521)
Premiums paid on closing options written	(6,697,798)
Proceeds from premiums received from options written	27,254,562
Net realized gain on investments in securities	(158,727,042)
Net realized loss on securities sold short	63,630,591
Net realized gain on options written	(8,511,351)
Accretion of bond discount and amortization of bond and swap premium	(17,723,219)
Net change in unrealized appreciation on investments in securities	(267,219,946)
Net change in unrealized depreciation on securities sold short	50,863,066
Net change in unrealized depreciation on options written	(77,211)
Changes in assets and liabilities:
(Increase) decrease in assets:
Segregated cash balance with broker for securities sold short	63,057,600
Segregated cash balance with custodian for derivative financial instruments	9,801,113
Segregated cash balance with broker for futures contracts	(33,952,066)
Segregated cash balance with counterparties for swaps, other derivative financial instruments and reverse repurchase agreements	(8,611,356)
Unrealized appreciation on forward foreign currency exchange contracts	6,304,405
Income receivable	1,763,388
Receivable for periodic payments from swap contracts	(11,571,513)
Variation margin receivable	4,883,108
Swap contracts, premium paid	5,070,208
Unrealized appreciation on swap contracts	1,752,729
Prepaid expenses and other assets	(19,720)
Increase (decrease) in liabilities:
Securities lending collateral payable	(84,454,675)
Cash received as collateral with broker for swaps and reverse repurchase agreements	(3,382,433)
Cash received as collateral with custodian for derivative financial instruments	(1,162,865)
Unrealized depreciation on forward foreign currency exchange contracts	(11,390,121)
Swap contracts, premium received	11,028,263
Unrealized depreciation on swap contracts	(2,284,139)
Variation margin payable	6,832,910
Payable for periodic payments from swap contracts	(4,230,703)
Dividend and interest income payable on securities sold short	(1,523,138)
Interest payable on reverse repurchase agreements	311,038
Management fee payable	1,144,591
Accrued expenses and other liabilities	2,723,866

Net cash from operating activities	$201,056,332

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Cash Flows (Continued)

For the Year Ended March 31, 2017

Cash Flows from Financing Activities
Proceeds from shares sold	$2,187,550,302
Cost of shares repurchased	(2,468,703,917)
Proceeds from reverse repurchase agreements	2,261,126,287
Repayment of reverse repurchase agreements	(2,176,701,278)
Distributions paid (net of reinvestment)	(4,494,059)

Net cash provided by financing activities	(201,222,665)

Net decrease in cash and foreign currency	(166,333)
Cash and foreign currency, beginning of period	91,336,304

Cash and foreign currency, end of period	$91,169,971

Supplemental disclosure of cash flow information:
Cash paid during the period for interest	$6,102,599

Non-Cash Financing Activities
Capital shares issued in reinvestment of distribution	$15,578,115

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Financial Highlights

(For Shares Outstanding Throughout the Period)

	Class I
	Year Ended 3/31/2017	Year Ended 3/31/2016	Period Ended 3/31/2015[1]
Net Asset Value, Beginning of Period	$9.82	$10.38	$10.00
Income From Investment Operations:
Net investment income (loss) [2]	0.07	(0.05)	(0.09)
Net realized and unrealized gain (loss)	0.72	(0.26)	0.53

Total From Investment Operations	0.79	(0.31)	0.44

Less Distributions to Shareholders:
From net investment income	(0.05)	(0.01)	(0.02)
From net realized capital gains	—	(0.24)	(0.04)

Total Distributions	(0.05)	(0.25)	(0.06)

Net Asset Value, End of Period	$10.56	$9.82	$10.38

Total Return	8.03%	(3.01)%	4.43%[3]

Ratios to Average Net Assets: [4]
Total expenses before recoupment (reimbursement) from Investment Adviser	1.15%	1.30%	1.46%[5]
Management Fees	1.88%	1.92%	1.95%[5]
Recoupment (reimbursement) from Investment Adviser	—	0.05%	(0.24)%[5]

Net expenses after recoupment (reimbursement) from Investment Adviser	3.03%	3.27%	3.17%[5]
Excluded expenses[6]	(0.81)%	(0.93)%	(0.77)%[5]

Expenses, net of impact of excluded expenses	2.22%	2.34%	2.40%[5]

Net investment income (loss)	0.71%	(0.45)%	(1.11)%[5]

Supplemental Data:
Net assets, end of period (in thousands)	$3,597,704	$3,921,027	$1,097,917
Portfolio turnover	237%	172%	194%[3]

[1]	For the period June 16, 2014 (commencement of operations) to March 31, 2015.
[2]	Calculated using average shares outstanding during the period.
[3]	Percentage represents the results for the period and is not annualized.
[4]	The ratios do not reflect the Fund’s share of the income and expenses of the underlying Investee Funds.
[5]	Financial ratios have been annualized except for non-recurring costs.
[6]	Represents expenses excluded from reimbursement by the Investment Adviser, as defined in the Expense Limitation and Reimbursement Agreement. See Note 7.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Financial Highlights

(For Shares Outstanding Throughout the Period)

	Class D
	Year Ended 3/31/2017	Year Ended 3/31/2016	Period Ended 3/31/2015[1]
Net Asset Value, Beginning of Period	$9.81	$10.38	$10.00
Income From Investment Operations:
Net investment income (loss) [2]	0.05	(0.07)	(0.05)
Net realized and unrealized gain (loss)	0.70	(0.26)	0.48

Total From Investment Operations	0.75	(0.33)	0.43

Less Distributions to Shareholders:
From net investment income	(0.03)	—	(0.01)
From net realized capital gains	—	(0.24)	(0.04)

Total Distributions	(0.03)	(0.24)	(0.05)

Net Asset Value, End of Period	$10.53	$9.81	$10.38

Total Return	7.70%	(3.22)%	4.32%[3]

Ratios to Average Net Assets:[4]
Total expenses before recoupment (reimbursement) from Investment Adviser	1.40%	1.55%	1.59%[5]
Management Fees	1.88%	1.92%	1.95%[5]
Recoupment (reimbursement) from Investment Adviser	—	0.02%	(0.14)%[5]

Net expenses after recoupment (reimbursement) from Investment Adviser	3.28%	3.49%	3.40%[5]
Excluded expenses[6]	(1.06)%	(1.18)%	(1.00)%[5]

Expenses, net of impact of excluded expenses	2.22%	2.31%	2.40%[5]

Net investment income (loss)	0.48%	(0.66)%	(1.29)%[5]

Supplemental Data:
Net assets, end of period (in thousands)	$316,243	$22,811	$6,012
Portfolio turnover	237%	172%	194%[3]

[1]	For the period November 17, 2014 (commencement of operations) to March 31, 2015.
[2]	Calculated using average shares outstanding during the period.
[3]	Percentage represents the results for the period and is not annualized.
[4]	The ratios do not reflect the Fund’s share of the income and expenses of the underlying Investee Funds.
[5]	Financial ratios have been annualized except for non-recurring costs.
[6]	Represents expenses excluded from reimbursement by the Investment Adviser, as defined in the Expense Limitation and Reimbursement Agreement. See Note 7.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Financial Highlights

(For Shares Outstanding Throughout the Period)

	Class Y
	Year Ended 3/31/2017	Year Ended 3/31/2016	Period Ended 3/31/2015[1]
Net Asset Value, Beginning of Period	$9.75	$10.29	$10.00
Income From Investment Operations:
Net investment income (loss) [2]	0.08	(0.03)	(0.02)
Net realized and unrealized gain (loss)	0.71	(0.25)	0.31

Total From Investment Operations	0.79	(0.28)	0.29

Less Distributions to Shareholders:
From net investment income	(0.06)	(0.02)	—
From net realized capital gains	—	(0.24)	—

Total Distributions	(0.06)	(0.26)	—

Net Asset Value, End of Period	$10.48	$9.75	$10.29

Total Return	8.10%	(2.90)%	2.90%[3]

Ratios to Average Net Assets:[4]
Total expenses before recoupment (reimbursement) from Investment Adviser	1.05%	1.20%	1.31%[5]
Management Fees	1.88%	1.92%	1.95%
Recoupment (reimbursement) from Investment Adviser	—	0.00%[6]	(0.07)%[5]

Net expenses after recoupment (reimbursement) from Investment Adviser	2.93%	3.12%	3.19%[5]
Excluded expenses[7]	(0.81)%	(0.92)%	(0.79)%[5]

Expenses, net of impact of excluded expenses	2.12%	2.20%	2.40%[5]

Net investment income (loss)	0.78%	(0.34)%	(1.03)%[5]

Supplemental Data:
Net assets, end of period (in thousands)	$432,327	$339,613	$105,624
Portfolio turnover	237%	172%	194%[3]

[1]	For the period January 28, 2015 (commencement of operations) to March 31, 2015.
[2]	Calculated using average shares outstanding during the period.
[3]	Percentage represents the results for the period and is not annualized.
[4]	The ratios do not reflect the Fund’s share of the income and expenses of the underlying Investee Funds.
[5]	Financial ratios have been annualized except for non-recurring costs.
[6]	Represents less than 0.01%.
[7]	Represents expenses excluded from reimbursement by the Investment Adviser, as defined in the Expense Limitation and Reimbursement Agreement. See Note 7.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements

For the Year Ended March 31, 2017

1. Organization

Blackstone Alternative Investment Funds (the “Trust”) is a Massachusetts business trust authorized to issue an unlimited number of shares of beneficial interest, which may be divided into different series and classes. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of a single series, Blackstone Alternative Multi-Strategy Fund (the “Fund”). The Fund is a non-diversified fund that commenced operations offering Class I Shares on June 16, 2014. The Fund also offers Class D Shares, Class Y Shares and Class R Shares, of which, Class D Shares and Class Y Shares commenced operations on November 17, 2014 and January 28, 2015, respectively. As of March 31, 2017, the Fund had not issued any Class R Shares.

The investment adviser of the Fund is Blackstone Alternative Investment Advisors LLC (“BAIA” or the “Investment Adviser”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member a “Trustee”) of the Trust supervises the conduct of the Fund’s affairs and, pursuant to an investment management agreement, has engaged BAIA to manage the Fund’s day-to-day investment activities. The Fund’s investment objective is to seek capital appreciation. The Investment Adviser seeks to achieve the Fund’s objectives by allocating the Fund’s assets among a variety of non-traditional, or “alternative,” investment strategies. The Investment Adviser determines the allocations of the Fund’s assets and allocates a majority of the Fund’s assets among the sub-advisers (the “Sub-Advisers”) with experience managing alternative investment strategies and among investment funds, and may also manage a portion of the Fund’s assets directly. Each discretionary Sub-Adviser is responsible for the day-to-day management of the Fund’s assets that the Investment Adviser allocates to it. The Investment Adviser has the responsibility to oversee each Sub-Adviser (subject to the oversight of the Board).

The Fund’s assets may be invested in three wholly-owned and controlled subsidiaries of the Fund (collectively, the “Subsidiaries”), each of which has the same investment objective as the Fund. One of the Fund’s Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund II Ltd. (the “Cayman Subsidiary”), is a Cayman Islands exempted company. Both of the other Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund III L.L.C. (the “Domestic Subsidiary III”) and Blackstone Alternative Multi-Strategy Sub Fund IV L.L.C. (the “Domestic Subsidiary IV”), are Delaware limited liability companies. The Cayman Subsidiary invests, directly or indirectly through the use of derivatives, in securities and commodity interests. The Domestic Subsidiary III and the Domestic Subsidiary IV invest, directly or indirectly through the use of derivatives, almost entirely in securities (with only de minimis exposure to commodity interests). The consolidated financial statements include the financial statements of the Fund and the three Subsidiaries. Except where context otherwise requires, the term “Fund” refers to the Fund together with the applicable Subsidiaries.

The Fund and the Cayman Subsidiary are each a commodity pool subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAIA, the commodity pool operator of the Fund and the Cayman Subsidiary, is registered as such with the CFTC, but has claimed relief under Rules 4.12(c)(3) and 4.7 of the Commodity Exchange Act (“CEA”), respectively, from certain disclosure, reporting, and recordkeeping requirements otherwise applicable to commodity pools. Neither the Domestic Subsidiary III nor the Domestic Subsidiary IV intends to invest more than a de minimis level of its net assets in “commodity interests” (as defined under the CEA). Accordingly, BAIA has claimed an exemption under Rule 4.13(a)(3) from registration as a commodity pool operator with respect to the Domestic Subsidiary III and the Domestic Subsidiary IV, and such pools are not subject to regulation by the CFTC.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Fund.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2017

2. Basis of Presentation

The Fund’s consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars, except as otherwise noted. All inter-company accounts and transactions have been eliminated in consolidation. The preparation of financial statements in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the period. Actual results could differ from these estimates and these differences could be material.

The Fund is an investment company in accordance with Accounting Standards Codification 946, Financial Services—Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

Consolidation

The Fund consolidates its investment in the Subsidiaries. Accordingly, the consolidated financial statements include the assets and liabilities and the results of operations of the Subsidiaries. All material intercompany balances and transactions have been eliminated.

3. Significant Accounting Policies

The net asset value (“NAV”) of the Fund’s shares is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time) on each day that the NYSE is open for business (a “Business Day”).

Valuation Policy

For purposes of calculating the NAV for each class of shares, the Fund values its investments in securities, securities sold short, derivative financial instruments and other investments at fair value. The Board has established procedures for determining the fair value of securities, including securities sold short, derivative financial instruments and other investments (together, the “investments”) (the “Valuation Procedures”). The Board has delegated to the Investment Adviser day-to-day responsibility for implementing the Valuation Procedures. The Investment Adviser’s management has formed the Fair Value Committee (the “FVC”), to which the Board has delegated responsibility for providing oversight of the valuation and pricing function of the Fund for all investments. Pursuant to the Valuation Procedures, if market quotations are not readily available (or are otherwise not reliable for a particular investment), the fair value will be determined, by the FVC, in good faith, and such determinations shall be reported to the Board. Due to the inherent uncertainty, estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker-dealer quotations), including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the value of the Fund’s investments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the FVC and the Investment Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s investments and for determining whether the value of the applicable investments should be re-evaluated in light of such significant events. There were no instances of such determination made during the year ended March 31, 2017.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2017

Fair Value Measurements

Fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability (i.e., the exit price) in an orderly transaction between market participants at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Fund does not adjust the quoted price for these investments.

The types of investments categorized within Level 1 generally include actively traded domestic and certain foreign equity securities, short-term investments and derivative financial instruments actively traded on recognized exchanges.

Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

The types of investments categorized within Level 2 generally include certain foreign equities; fixed income securities including corporate and convertible bonds, loans, trade claims, sovereign debt obligations, U.S. Treasury obligations, and asset-backed and mortgage-backed securities; over-the-counter (“OTC”) derivative financial instruments such as total return swaps, interest rate swaps, credit default swaps, OTC options; and forward foreign currency exchange contracts (“Forwards”).

Level 3 – pricing inputs are unobservable and include instances where there is little, if any, market activity for the investment. Inputs reflect the best estimate of what market participants would use in determining fair value of investments as of the measurement date.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy.

A description of the valuation techniques applied to the Fund’s major categories of investments measured at fair value on a recurring basis are as follows:

Exchange-Traded Securities

Equity securities, including common stock, listed preferred stock, exchange-traded funds, and derivative financial instruments, such as futures contracts and option contracts, that are traded on a recognized securities exchange or on the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sales price (or the official closing price of certain foreign exchanges) or the NASDAQ official closing price, as

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2017

applicable. For securities traded on more than one exchange, the last reported sales price on the exchange where the security is primarily traded is used. To the extent these securities and derivative financial instruments are actively traded and adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy.

The Fund may use a third-party fair valuation service provider to value foreign equity securities that are primarily traded outside of North America and South America. The third-party fair valuation service provider calculates a factor (“Fair Value Factor”) that is applied to adjust the last price of each such security in the event that there is movement in excess of a specified trigger (“Fair Value Trigger”), as measured by the movement between the prior close and the current close of the U.S. market. Foreign equities for which the last price has been adjusted by such factor will generally be categorized as Level 2 within the fair value hierarchy. As of March 31, 2017, no such adjustments have been made.

Short-Term Investments

The Fund considers short-term, highly liquid investments with original maturities of 90 days or less when acquired to be short-term investments. At March 31, 2017, the Fund had $321,368,510 invested in State Street Institutional U.S. Government Money Market Fund (GVMXX—Premier Class). Investments in money market funds are categorized as Level 1 within the fair value hierarchy and are valued at net asset value.

Effective October 14, 2016, money market funds are required to comply with certain rules adopted by the Securities and Exchange Commission (“SEC”) in July 2014. The rules establish new definitions for money market fund classifications and certain money market funds are required to move from a stable $1.00 price per share to a floating net asset value. Money market funds that meet certain criteria can maintain a fixed $1.00 share price. The State Street Institutional U.S. Government Money Market Fund invests only in obligations issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments and maintains a fixed $1.00 share price. Additionally, the State Street Institutional U.S. Government Money Market Fund is not subject to liquidity fees or redemption gates.

Derivative Financial Instruments

OTC derivative financial instruments, such as Forwards, OTC options contracts, or swap agreements, derive their value from underlying referenced instruments or obligations, indices, reference rates, and other inputs or a combination thereof. These contracts are normally valued by pricing service providers or based on broker-dealer quotations. Depending on the nature of the instruments and the terms of the transaction, the value of OTC derivative financial instruments can be estimated by a pricing service provider using a series of techniques, including industry standard pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, yield curves, dividends and exchange rates. Derivative financial instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the clearing exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2017

Fixed Income Securities

Fixed income securities, including corporate and convertible bonds, U.S. Treasury obligations, foreign debt obligations, and bank debt are normally valued by pricing service providers on the basis of last available bid price or ask price for securities sold short. In determining the value of a particular investment, pricing service providers may use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models to determine the reported price that consider observable inputs. The pricing service providers’ internal models use observable inputs such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Mortgage-related securities (“MBS”) and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. MBS and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Level 3 investments are valued by broker quotes, fair value models, or pricing services that may employ valuation techniques with unobservable inputs. At March 31, 2017, the total fair value of Level 3 investments was $2,879,336. The appropriateness of fair values for these securities are monitored on an ongoing basis which may include results of backtesting, results of pricing due diligence, unchanged price review, use of specialists, and consideration of macro security specific events.

Investments in Investee Funds

The fair value of investments in unaffiliated hedge funds, (collectively, the “Investee Funds”) is generally determined using the reported net asset value per share of the Investee Fund, or its equivalent, as a practical expedient for fair value, unless the investment in the Investee Fund is traded on a recognized securities exchange and a quoted price is available as of the measurement date. If the Investee Fund is not traded on an exchange, the Fund may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported net asset value per share or its equivalent if the reported net asset value per share or its equivalent of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with ASC 946.

Securities and Other Investments

Bank Debt

The Fund may invest in bank debt including, for example, corporate loans, trade claims, loan participations, direct debt, revolvers, bank loans, and bridge loans. The Fund invests in loans through novations, assignments, and participation interests. In a novation, the Fund typically assumes all of the rights of a lending institution, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When the Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If the Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third-party and the Fund typically will have a contractual relationship only with the third-party loan investor, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2017

participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, the Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third-party. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Certain types of bank debt may have an associated partially funded or unfunded commitment. The unfunded commitments may or may not be funded by the Fund. At March 31, 2017, the Fund had an outstanding commitment of $739,541 related to held bank debt.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in MBS (residential and commercial) and other ABS. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, residential mortgage-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. MBS and other ABS represent interests in pools of mortgages, loans or other assets. MBS are created from pools of residential or commercial mortgage loans, including loans made by savings and loans institutions, mortgage bankers, commercial banks and others. These securities typically provide a monthly payment which consists of principal and/or interest payments. Interest payments may be determined by fixed or adjustable rates. MBS and ABS are subject to credit, interest rate, prepayment and extension risks.

Securities Sold Short

The Fund may sell securities short (a “Short Sale”). A Short Sale is a transaction whereby the Fund sells securities it does not own in anticipation of a decline in the market price of those securities, whereby the Fund’s broker will execute a borrow transaction to deliver the securities resulting from the Fund’s Short Sale. The Fund is obligated to repurchase the securities at the market price at the time of replacement. The Fund’s obligations to replace the securities in connection with a Short Sale are secured by collateral.

Upon entering into a Short Sale, the Fund establishes a liability which is recorded as securities sold short in the Consolidated Statement of Assets and Liabilities to represent securities due under the Short Sale agreement. The Fund is liable to pay any dividends declared and/or interest income earned during the period the Short Sale is open. These dividends and interest are recorded as dividend and interest expense on securities sold short in the Consolidated Statement of Operations.

Investment Transactions and Related Investment Income

Investment transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as of the date notified. Interest income, which includes amortization of premiums and accretion of discounts on non-defaulted fixed income securities, is recorded on an accrual basis and is accrued daily. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

Allocation of Income and Expenses

The Fund uses each class of share’s adjusted prior day net assets, adjusted for capital activity, to allocate Fund-level income and expenses and unrealized capital gains and losses pro-rata to each class of shares. Class-specific income and expenses are allocated directly to the applicable class.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2017

Cash

At March 31, 2017, the Fund had $66,382,014 in domestic cash and $24,787,957 in foreign cash held at State Street Bank and Trust.

Foreign Currency

The functional currency of the Fund is the U.S. dollar. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing prices of such currencies on each Business Day. Purchases and sales of investments and income and expenses are translated on the respective dates of such transactions or when accrued. The Fund does not isolate the portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the fair value of the investments. Such gains and losses are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies and currency gains and losses realized between trade and settlement dates on investment transactions. Net unrealized appreciation and deprecation of assets and liabilities, other than investments, attributable to foreign currency fluctuations are recorded as net unrealized appreciation or depreciation on foreign currency translations in the Consolidated Statement of Operations.

Contingencies

Under the Trust’s Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”), the Fund’s officers and Trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund may enter into contracts that contain a variety of representations and indemnifications. To date, the Fund has not had claims or losses pursuant to these contracts, although there is no assurance that it will not incur losses in connection with these indemnifications in the future.

Income Taxes

The Fund’s policy is to comply with the provisions of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all of its investment company taxable income and net long-term capital gains to its shareholders. Therefore, no federal income tax provision is expected to be required. The Fund plans to file U.S. federal and various state and local tax returns.

For the current open tax years ending in October 31, 2014, October 31, 2015 and October 31, 2016 and all major jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. As a result, no income tax liability or expense, including interest and penalties, has been recorded within these consolidated financial statements.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of net realized capital gains of the Fund, if any, are generally declared and paid in December; however, the Fund may make additional distributions at other times. Dividends and capital gain distributions paid by the Fund will be reinvested in additional Shares (see Note 6) of the Fund or, if elected by the Shareholder, paid in cash.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2017

Segregation and Collateralization

In cases in which the 1940 Act and the interpretive positions of the SEC and its staff require that the Fund either delivers collateral or segregates assets in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, swaps and options written), or transactions considered to reflect borrowings (e.g., reverse repurchase agreements), the Fund will, consistent with SEC rules and/or certain interpretive guidance issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the Fund engaging in such transactions may have requirements to deliver/deposit securities to/with an exchange or broker-dealer as collateral for certain investments to the extent consistent with the 1940 Act and interpretive positions of the SEC and its staff. The Fund may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) implemented between the Fund and each of its respective counterparties. An ISDA Master Agreement may contain certain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Certain ISDA Master Agreements, or similar agreements, may allow the Fund to offset certain derivative financial instruments’ with collateral. At March 31, 2017, the Fund used the gross method of presentation in its consolidated financial statements and did not elect to offset amounts eligible for offset under enforceable master netting arrangements or similar agreements (“MNA”). The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $250,000. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified as such in the Fund’s portfolio. Collateral can be in the form of cash or securities as agreed to by the Fund and the applicable counterparty. Typically, the Fund and counterparties are not permitted to sell, repledge or use the collateral they receive unless explicitly permitted by each respective governing agreement.

The Fund manages counterparty risk by entering into agreements only with counterparties that the Adviser believes to have the financial resources to honor its obligations and by monitoring the financial stability of those counterparties. The agreements entered into by the Fund may contain credit risk related contingent features that may be triggered in certain circumstances to protect either party from a deterioration in creditworthiness of the other. Such circumstances may include a decrease in credit rating or, in the case of the Fund, a decrease in net asset value. If triggered, the Fund or counterparty may be entitled to additional cash margin and/or to terminate the contract. See Note 9 for a further discussion of the risks of the Fund, including credit and counterparty risk.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date, under the terms of a Master Repurchase Agreement (“MRA”). The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties is reflected as a liability. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund’s liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Consolidated Schedule of Investments. Due to the short term

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2017

nature of the reverse repurchase agreements, face value approximates fair value. As of March 31, 2017, the face value of open reverse repurchase agreements for the Fund was $291,218,008. The weighted average daily balances of reverse repurchase agreements outstanding during the year ended March 31, 2017 for the Fund was approximately $258,523,283, at a weighted average weekly interest rate of 2.44%.

An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty. The Fund may not use reverse repurchase agreements and related collateral governed by an MRA to offset derivatives contracts and related collateral governed by an ISDA (see Note 4) or securities lending agreements and related collateral governed by a securities lending agreement (“SLA”) (see below).

The following tables present the reverse repurchase agreements, which are subject to enforceable MRAs, as well as the collateral delivered related to those reverse repurchase agreements by class of collateral and summarized by the remaining contractual maturity of the transactions.

Counterparty	Reverse Repurchase Agreements	Fair Value of Non-Cash Collateral(1)	Cash Collateral Pledged(1)	Net Amount
BNP Paribas Securities Corp.	$(5,674,580)	$5,674,580	$—	$—
Credit Suisse Securities (USA) LLC	(26,344,049)	26,344,049	—	—
JPMorgan Chase Bank, N.A.	$(70,056,063)	$70,056,063	$—	$—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	(71,686,831)	71,686,831	—	—
Royal Bank of Canada	(117,232,272)	117,232,272	—	—
Wells Fargo Securities LLC	(1,123,558)	1,123,558	—	—

Total	$(292,117,353)	$292,117,353	$—	$—

(1)	Additional required collateral pledged is not shown for financial reporting purposes. The total fair value of non-cash and cash collateral pledged at March 31, 2017 was $394,343,848 and $8,356,226, respectively.

Remaining Contractual Maturity of the Agreements As of March 31, 2017
Overnight and Continuous		<30 days	Between 30 & 90 days	>90 days	Total
Reverse Repurchase Agreements
Mortgage-Backed Securities	$—	$(154,750,573)	$(14,904,697)	$(98,421,307)	$(268,076,577)
Asset-Backed Securities	—	(17,979,196)	—	—	(17,979,196)
Cash	(6,061,580)	—	—	—	(6,061,580)

Total	$(6,061,580)	$(172,729,769)	$(14,904,697)	$(98,421,307)	$(292,117,353)

Gross amount of recognized liabilities for reverse repurchase agreements					$(292,117,353)

Securities Lending

The Fund may lend securities, through its agent, to certain qualified financial institutions. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2017

on the next Business Day. The initial collateral received by the Fund should have a value of at least 102% of the current value of loaned securities for U.S. securities and at least 105% for all other securities. The risk of borrower default will be borne by the Fund’s agent; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while earning returns on the cash amounts which may be reinvested for the purchase of investment in securities. Income from securities lending is included in investment income in the Consolidated Statement of Operations. As of March 31, 2017, the market value of securities loaned for the Fund amounted to $35,506,295 and the Fund had received cash collateral of $36,464,203. The market value of securities on loan are classified as common stock, corporate and convertible bonds and notes in the Fund’s Consolidated Schedule of Investments and as a component of investments in securities, at fair value in the Consolidated Statement of Assets and Liabilities. In addition, the value of the related collateral is shown separately as securities lending collateral payable in the Consolidated Statement of Assets and Liabilities. All of the security lending agreements are continuous.

The SLA entered into by the Fund provides the right, in the event of default, for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. Under the agreement, the Fund can reinvest cash collateral.

The following table presents the SLA by borrower/counterparty, which are subject to offset under the SLA, as well as the collateral delivered related to those SLA by class of collateral and summarized by the remaining contractual maturity of the transactions. The Fund may not use collateral governed by an SLA to offset reverse repurchase agreements and related collateral governed by an MRA (see above) or derivatives contracts and related collateral governed by an ISDA (see Note 4).

Borrower/Counterparty	Securities Loaned at Fair Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Securities Corp.	$208,600	$(208,600)	$—
Citigroup Global Markets, Inc.	11,679,369	(11,679,369)	—
Deutsche Bank Securities, Inc.	192,077	(192,077)	—
Goldman Sachs & Co.	3,739,547	(3,739,547)	—
JP Morgan Securities LLC	1,419,304	(1,419,304)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	8,463,288	(8,463,288)	—
Morgan Stanley & Co. LLC	7,853,981	(7,853,981)	—
National Financial Services LLC	96,012	(96,012)	—
SG Americas Securities, LLC	195,326	(195,326)	—
UBS Securities LLC	1,658,791	(1,658,791)	—

Total	$35,506,295	$(35,506,295)	$—

(1)	Additional required collateral received from the individual counterparty is not shown for financial reporting purposes.

Remaining Contractual Maturity of the Agreements As of March 31, 2017
Overnight and Continuous		<30 days	Between 30 & 90 days	>90 days	Total

Securities Lending Agreements
Common Stock	$(17,859,260)	$—	$—	$—	$(17,859,260)
Corporate Bonds & Notes	(17,647,035)	—	—	—	(17,647,035)

Total	$(35,506,295)	$—	$—	$—	$(35,506,295)

Gross amount of recognized liabilities for securities lending agreements					$(35,506,295)

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2017

When-Issued and Delayed-Delivery Transactions

The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued or delayed-delivery securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (“TBAs”). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked-to-market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933 or are subject to contractual restrictions on public sales. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with the Valuation Procedures. Restricted securities are identified in the Consolidated Schedule of Investments.

Recent Accounting Pronouncements and Regulatory Updates

In December 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-19, Technical Corrections and Improvements. The new guidance includes an amendment to Topic 820, Fair Value Measurement, which clarifies the difference between a valuation approach and a valuation technique when applying the guidance in that Topic. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. The transition guidance for the amendment must be applied prospectively because it could potentially involve the use of hindsight that includes fair value measurements. The new guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. Early adoption is permitted. Management is currently evaluating the new guidance. The adoption of ASU No. 2016-19 is not expected to have a material impact in the consolidated financial statements.

In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 230)—Restricted Cash. The new guidance is intended to change the presentation of restricted cash on the statement of cash flows. The new standard affects all entities that have restricted cash or restricted cash equivalents and are required to present a statement of cash flows under Topic 230. The new guidance is effective for fiscal years beginning after 15 December 2018, including interim periods within those years. Early adoption is permitted. The adoption of ASU No. 2016-18 is not expected to have a material impact in the consolidated financial statements.

In October 2016, the SEC issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly relating to derivatives, in investment company financial statements. In addition, the rule introduces two new regulatory reporting forms for investment companies, which will be used after June 1, 2018: Form N-PORT and Form N-CEN. Compliance with the amendments to Regulation S-X is effective for financial statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2017

filed with the SEC on or after August 1, 2017. Early adoption is permitted. The adoption will have no effect on the Fund’s net assets or results of operations. The Fund is still evaluating the potential impacts of the Investment Company Reporting Modernization to the Fund.

4. Derivative Financial Instruments

In the normal course of business, the Fund enters into derivative financial instrument contracts for trading and/or economic hedging purposes to increase the returns of the Fund or to protect against exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange risk or other risk (e.g., inflation risk). These contracts may be transacted on a recognized exchange or OTC. The following disclosures contain information on how the Fund uses derivative financial instruments. The derivative financial instruments outstanding as of period end are disclosed in the Consolidated Schedule of Investments.

Forward Foreign Currency Exchange Contracts

The Fund may enter into Forwards to obtain investment exposure, seek to enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. Forwards are agreements between two parties to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. The market value of a Forward fluctuates with the changes in foreign currency exchange rates. These contracts are valued daily and the change in market value is recorded as an unrealized gain or loss on forward foreign currency exchange contracts. When a contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Fund, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Fund’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. These contracts involve market and/or credit risk in excess of the amount recognized in the Consolidated Statement of Assets and Liabilities.

Futures Contracts

The Fund may enter into futures contracts to maintain investment exposure to a target asset class or to seek to enhance return. The Fund may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Fund must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Fund’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as segregated cash balance with broker for futures contracts in the Consolidated Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Fund depending on whether unrealized gains or losses are incurred. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of futures contracts may not correspond to the change in the value of the hedge investments. In addition, losses may arise from changes in the value of the underlying instrument, if interest or exchange rates move unexpectedly or if the

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2017

counterparty is unable to perform. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchanges’ clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Contracts

The Fund may purchase and write call and put options. An option contract purchased by the Fund gives the Fund the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Fund give the holder the right to buy the underlying instrument from the Fund at a fixed exercise price; put options written by the Fund give the holder the right to sell the underlying instrument to the Fund at a fixed exercise price. The Fund may use options to hedge against changes in values of securities or currencies it owns or expects to own, to gain or to maintain exposure to interest rates, currencies or broad equity markets, to generate additional income or to enhance returns.

Options trading involve certain additional risks. Specific market movements of the option and the instruments underlying the option cannot be predicted. No assurance can be given that a liquid secondary market will exist for any particular option or at any particular time. The Fund might not be able to enter into a closing transaction for the option as a result of an illiquid market for the option. To realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin requirements for the underlying instrument. A writer could not terminate the obligation until the option expired or the writer was assigned an exercise notice. The purchaser of an option is subject to the risk of losing the entire purchase price of the option. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the futures contract underlying the option that the writer must purchase or deliver upon exercise of the option. The writer of a naked option may have to purchase the underlying contract in the market for substantially more than the exercise price of the option in order to satisfy his delivery obligations. This could result in a large net loss.

Equity, foreign currency or index options that may be purchased or sold by the Fund may include options not traded on a securities exchange. The risk of nonperformance by the counterparty on such option may be greater and the ability of the Fund to enter into a closing transaction with respect to such option may be less than in the case of an exchange traded option.

The Fund may purchase or write interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires without being exercised, the Fund will realize a loss equal to the premium paid. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid for the call option. Realized gains and losses on purchased options are included in realized gains and losses on investments.

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily in accordance with the option’s valuation policy. When a written option expires without being exercised or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2017

loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received is offset against the amount paid for the purchase of the underlying instrument.

Options Written

The Fund’s transactions in written call and put options during the year ended March 31, 2017 were as follows:

	Calls			Puts
	Contracts	Notional	Premiums	Contracts	Notional	Premiums
Options Outstanding, March 31, 2016	2,786	—	$366,780	711,263	—	$1,978,500
Options written	3,915,349	—	16,598,167	1,725,186	—	10,656,395
Options bought back	(204,879)	—	(3,303,892)	(2,290,785)	—	(6,834,037)
Options expired	(2,932,089)	—	(1,485,037)	(142,216)	—	(3,586,129)

Options Outstanding, March 31, 2017	781,167	—	$12,176,018	3,448	—	$2,214,729

Swap Agreements

The Fund may enter into total return, interest rate, and credit default swap agreements (“Swaps”). Swaps are bilaterally negotiated agreements between the Fund and a counterparty in which the Fund and counterparty agree to make either periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Fund may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash (“segregated cash” or “collateral”) may be paid or received, as applicable, by the Fund as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Fund as collateral for swaps are identified in the Consolidated Schedule of Investments and segregated cash, if any, is reflected in the Consolidated Statement of Assets and Liabilities.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having an MNA between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Interest Rate Swaps: The Fund may enter into OTC and/or centrally cleared interest rate swap contracts to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. The Fund is subject

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2017

to interest rate risk exposure in the normal course of pursuing their investment objectives. The Fund may hold fixed rate bonds, and the value of these bonds may decrease if interest rates rise. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contracts remaining life, to the extent that amount is positive.

Interest rate swaps can be purchased or sold with an upfront premium. An upfront payment received by the Fund is recorded as a liability on the Fund’s Consolidated Statement of Assets and Liabilities and an upfront payment made by the Fund is recorded as an asset in the Consolidated Statement of Assets and Liabilities. Interest rate swaps are marked-to-market daily and any change is recorded as an unrealized gain or loss on swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin on the Fund’s Consolidated Statement of Assets and Liabilities. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract.

Total Return Swaps: The Fund may enter into total return swap agreements to obtain exposure to a security, index or market without owning such security or investing directly in that security, index or market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the underlying instrument, which may include a specified security, index, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. To the extent the total return of the instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying instrument increases and receives payment from the other party if the value of the underlying asset decreases.

Credit Default Swaps: The Fund may enter into OTC and/or centrally cleared credit default swap contracts to hedge credit risk, to hedge market risk, or to gain exposure on single-name issues and/or baskets of securities.

In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructurings and obligation acceleration. An upfront payment received by the Fund or made by the Fund is recorded as a liability or asset, respectively, in the Consolidated Statement of Assets and Liabilities. Periodic payments received or paid by the Fund are recorded as realized gains or losses. Credit default swap contracts are marked-to-market daily and the change is recorded as an unrealized gain or loss on swaps. Upon the occurrence of a credit event, the difference between the par value and the market value of the reference obligation, net of any proportional amount of upfront payment, is recorded as a realized gain or loss on swaps.

Interest rate swaps, total return swaps and credit default swaps outstanding at period end are listed at the end of the Fund’s Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2017

At March 31, 2017, the Fund had the following derivative financial instruments, presented on a gross basis and categorized by risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Centrally cleared swaps, at fair value (b)	$1,523,375	Centrally cleared swaps, at fair value (b)	$(1,377,269)
	Unrealized appreciation on futures contracts (b)	7,294,823	Unrealized depreciation on futures contracts (b)	(8,131,699)
	Purchased options, at fair value (c)	10,078	Options written, at fair value	—
Equity	Swap contracts, at fair value (a)	$15,047,421	Swap contracts, at fair value (a)	$(7,773,710)
	Unrealized appreciation on futures contracts (b)	8,704,917	Unrealized depreciation on futures contracts (b)	(14,784,940)
	Purchased options, at fair value (c)	16,075,777	Options written, at fair value	(13,604,209)
Commodity	Unrealized appreciation on futures contracts (b)	8,782,771	Unrealized depreciation on futures contracts (b)	(9,200,490)
Credit	Swap contracts, at fair value (a)	913,052	Swap contracts, at fair value (a)	(12,201,455)
	Centrally cleared swaps, at fair value (b)	20,182,010	Centrally cleared swaps, at fair value (b)	(5,891,411)
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	3,576,589	Unrealized depreciation on forward foreign currency exchange contracts	(6,473,076)
	Unrealized appreciation on futures contracts (b)	7,714,425	Unrealized depreciation on futures contracts (b)	(5,228,119)

Total		$89,825,238		$(84,666,378)

Amounts not subject to MNA(1)		(68,343,016)		48,028,215

Total gross amounts subject to MNA		$21,482,222		$(36,638,163)

(1)	See below for disclosure of financial instruments assets and liabilities subject to offset under enforceable MNA.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2017

The following tables present information about the amount of net realized gain (loss) and net unrealized appreciation (depreciation) on derivative financial instruments for the year ended March 31, 2017:

Primary Underlying Risk	Average Number of Contracts (a)	Average Notional USD (a)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)

Interest Rate
Swap contracts	—	$205,265,393	$(635,181)	$4,054,459
Future contracts	—	1,859,731,787	(17,494,897)	(813,136)
Purchased options (d)	—	217,100,000	—	(675,602)

Equity
Swap contracts	—	935,073,818	60,832,767	(29,661)
Future contracts	—	1,320,077,002	(84,567,892)	(918,974)
Purchased options (d)	15,722,787	—	(40,992,224)	1,266,907
Options written	879,477	—	8,511,351	77,211

Commodity
Future contracts	—	420,432,848	(13,856,813)	3,011,109

Credit
Swap contracts	—	1,108,422,094	(1,134,932)	11,598,363

Foreign Exchange
Forward foreign currency exchange contracts	—	1,412,957,156	22,770,066	5,085,716
Future contracts	—	647,101,120	3,314,301	2,864,530

Total			$(63,253,454)	$25,520,922

(a)	Averages are based on monthly activity levels during the year ended March 31, 2017.

(b)	Includes swap contracts premium paid/received and unrealized appreciation/depreciation on swap contracts.

(c)	Includes unrealized appreciation/depreciation of futures contracts and centrally cleared swaps as reported in the Notes to Consolidated Schedule of Investments. Only the current day’s variation margin is reported in the Consolidated Statement of Assets and Liabilities.

(d)	Includes options purchased that are part of investments in securities as shown in the Consolidated Statement of Assets and Liabilities and net realized gain on investments in securities and net unrealized appreciation on investments in securities as shown in the Consolidated Statement of Operations.

Netting Arrangements

The Fund enters into ISDA Master Agreements which contain MNA’s that provide for payment netting and, in the case of default or similar event with respect to the counterparty to the MNA, can provide for netting across transactions. Generally, upon counterparty default, the Fund can terminate all transactions under the MNA and set-off amounts it owes across all transactions under a particular MNA and against collateral under such MNA. The Fund may not use derivatives contracts and related collateral governed by an ISDA to offset reverse repurchase agreements and related collateral governed by an MRA or securities lending agreements and related collateral governed by an SLA (see Note 3).

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2017

The following table represents the Fund’s derivative financial instrument assets and liabilities by counterparty net of amounts available for offset under an MNA and net of related collateral received/pledged by the Fund as of March 31, 2017:

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amount of Assets Presented in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Received(4)	Non-Cash Collateral	Net Amount(2)

By Counterparty (1)
Bank of America, N.A.	$450,509	$(450,509)	$—	$—	$—
Credit Suisse Securities (Europe) Limited	10,485,962	(4,583,591)	—	—	5,902,371
Deutsche Bank AG	144,031	(144,031)	—	—	—
JPMorgan Chase Bank, N.A.	4,815,443	(4,815,443)	—	—	—
Morgan Stanley & Co. International plc	1,751,775	—	—	—	1,751,775
State Street Bank and Trust Company	152,280	(22,777)	—	—	129,503
UBS AG	468,940	—	(160,000)	—	308,940

Cayman Subsidiary
Morgan Stanley Capital Services LLC	264,803	(264,803)	—	—	—
State Street Bank and Trust Company	2,535,407	(2,535,407)	—	—	—

Domestic Subsidiary III
Credit Suisse International	10,078	(10,078)	—	—	—
JPMorgan Chase Bank, N.A.	42,985	(13,323)	—	—	29,662

Domestic Subsidiary IV
Morgan Stanley Capital Services LLC	356,397	(356,397)	—	—	—
State Street Bank and Trust Company	3,612	(3,612)	—	—	—

Total	$21,482,222	$(13,199,971)	$(160,000)	$—	$8,122,251

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2017

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amounts of Liabilities in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Pledged(5)	Non-Cash Collateral	Net Amount(3)

By Counterparty (1)
Bank of America, N.A.	$(1,579,640)	$450,509	$1,129,131	$—	$—
Credit Suisse International	(190,372)	—	190,372	—	—
Credit Suisse Securities (Europe) Limited	(4,583,591)	4,583,591	—	—	—
Deutsche Bank AG	(182,122)	144,031	38,091	—	—
Goldman Sachs International	(1,118,231)	—	1,118,231	—	—
JPMorgan Chase Bank, N.A.	(13,113,926)	4,815,443	8,298,483	—	—
Merrill Lynch Capital Services, Inc.	(1,249,365)	—	1,249,365	—	—
Morgan Stanley Capital Services LLC	(3,139,516)	—	3,139,516	—	—
State Street Bank and Trust Company	(22,777)	22,777	—	—	—

Cayman Subsidiary
Credit Suisse International	(2,075,068)	—	2,075,068	—	—
Morgan Stanley Capital Services LLC	(1,441,693)	264,803	1,176,890	—	—
State Street Bank and Trust Company	(4,521,461)	2,535,407	1,620,000	—	(366,054)

Domestic Subsidiary III
Credit Suisse International	(2,531,894)	10,078	2,521,816	—	—
JPMorgan Chase Bank, N.A.	(13,323)	13,323	—	—	—

Domestic Subsidiary IV
Morgan Stanley Capital Services LLC	(865,225)	356,397	—	—	(508,828)
State Street Bank and Trust Company	(9,959)	3,612	—	—	(6,347)

Total	$(36,638,163)	$13,199,971	$22,556,963	$—	$(881,229)

(1)	The Fund and each Subsidiary are subject to separate MNAs with each individual counterparty.

(2)	Net amount represents the net amount receivable from the counterparty in the event of default.

(3)	Net amount represents the net amount payable to the individual counterparty in the event of default.

(4)	Additional required collateral received from the individual counterparty is not shown for financial reporting purposes.

(5)	Additional required collateral pledged to the individual counterparty is not shown for financial reporting purposes.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2017

5. Fair Value Measurements

The following table presents information about the classification of the Fund’s investments measured at fair value within the fair value hierarchy as of March 31, 2017:

Assets:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stock	$1,309,077,044	$—	$—	$1,309,077,044
Asset-Backed Securities	—	355,653,707	—	355,653,707
Convertible Bonds	—	76,869,167	—	76,869,167
Bank Debt	—	10,863,939	2,879,336	13,743,275
Corporate Bonds & Notes	—	229,282,999	—	229,282,999
Sovereign Debt	—	260,073,267	—	260,073,267
Mortgage-Backed Securities	—	1,401,364,230	—	1,401,364,230
U.S. Government Sponsored Agency Securities	—	22,303,448	—	22,303,448
U.S. Treasury Obligations	—	86,789,454	—	86,789,454
Exchange-Traded Funds	72,584,834	—	—	72,584,834
Purchased Options	13,411,572	2,674,283	—	16,085,855
Short-Term Investment-Money Market Fund	321,368,510	—	—	321,368,510
Subtotal	$1,716,441,960	$2,445,874,494	$2,879,336	$4,165,195,790
Investments Valued at NAV				293,448,568
Total Investments in Securities				$4,458,644,358
Forward Foreign Currency Exchange Contracts	—	3,576,589	—	3,576,589
Futures Contracts	32,496,936	—	—	32,496,936
Centrally Cleared Credit Default Swaps	—	20,182,010	—	20,182,010
OTC Credit Default Swaps	—	913,052	—	913,052
OTC Total Return Swaps	—	15,047,421	—	15,047,421
Centrally Cleared Interest Rate Swaps	—	1,523,375	—	1,523,375
Total Assets	$1,748,938,896	$2,487,116,941	$2,879,336	$4,532,383,741

Liabilities:	Level 1	Level 2	Level 3	Total
Securities Sold Short	$1,096,033,279	$11,765,338	$—	$1,107,798,617
Options Written	1,780,366	11,823,843	—	13,604,209
Reverse Repurchase Agreements	—	292,117,353	—	292,117,353
Securities Lending Collateral Payable	—	36,464,203	—	36,464,203
Forward Foreign Currency Exchange Contracts	—	6,473,076	—	6,473,076
Futures Contracts	37,345,248	—	—	37,345,248
Centrally Cleared Credit Default Swaps	—	5,891,411	—	5,891,411
OTC Credit Default Swaps	—	12,201,455	—	12,201,455
OTC Total Return Swaps	—	7,773,710	—	7,773,710
Centrally Cleared Interest Rate Swaps	—	1,377,269	—	1,377,269
Total Liabilities	$1,135,158,893	$385,887,658	$—	$1,521,046,551

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2017

Investments that are measured at fair value using NAV as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Statement of Assets and Liabilities.

Investments in Investee Funds that are non-redeemable or subject to other restrictions such as a lockup at the measurement date or have the ability to limit the individual amount of investor redemptions shall be classified as having a redemption restriction.

The following table summarizes investments in Investee Funds, by investment strategy, the unfunded commitment of each strategy (if applicable), and the amount of the investment in Investee Fund that cannot be redeemed because of redemption restrictions put in place by the Investee Fund.

Investments in Investee Funds by Strategy	Unfunded Commitment	Non-Redeemable Investments (A)		Other Restricted Investments (B)		Investments Subject to No Restrictions	Total
		Amount	Redemption Restriction Commencement Date	Amount	Redemption Restriction Term	Amount

Equity (1)(2)	N/A	—	N/A	143,535,000	12 months	149,913,568	293,448,568

(1) The Equity strategy generally includes equity-focused Investee Funds with a bottom-up analysis that do not actively trade exposures, with trading strategies focusing on shorter-term dynamics and appreciation for market technicals, top-down thematic/macro views, and technically driven statistical arbitrage with fundamental quantitative long/short strategies.

(2) Investments are redeemable quarterly upon 30 - 45 days written notice.

(A) Investments in Investee Funds cannot currently be redeemed and the remaining redemption restriction period is not known. The date the redemption restriction commenced is disclosed.

(B) Investments subject to other restrictions include investments in Investee Funds that are subject to a lockup at the measurement date and/or have the ability to limit the individual amount of investor redemptions. The redemption restriction term is based on the restriction period (or range of restriction periods) for Investee Funds as defined in each respective Investee Fund’s governing legal agreement without consideration of the length of time elapsed from the date of investments in Investee Funds. The Fund’s investment in a particular Investee Fund classified within the strategies above may be comprised of investments with differing liquidity terms or investments which were made at differing points in time.

During the year ended March 31, 2017, there were no transfers between Level 1 and Level 2. As of March 31, 2017, no Fair Value Factor was applied as price movements did not meet the Fair Value Trigger. For more detail on the fair value of foreign equity securities, please refer to the discussion of fair value measurements for exchange-traded securities in Note 3.

The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. During the year ended March 31, 2017, there were no transfers between Level 2 and Level 3.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2017

The changes in investments measured at fair value for which the Fund used Level 3 inputs to determine fair value are as follows:

Assets: Investment in Securities	Bank Debt
Balance as of March 31, 2016	$460,576
Transfers In	—
Transfers Out	—
Purchases	4,841,289
Sales	(2,198,805)
Amortization	171,246
Net realized gain	65,011
Net change in unrealized depreciation	(459,981)

Balance as of March 31, 2017	$2,879,336

Net change in unrealized depreciation related to investments still held as of March 31, 2017	$(141,682)

The following table summarizes the quantitative inputs and assumptions used for investments in securities classified within Level 3 of the fair value hierarchy as of March 31, 2017.

Assets	Fair Value at March 31, 2017	Valuation Technique	Unobservable Inputs	Range of Inputs (Weighted Average)
Investments in Securities:
Bank Debt	$2,879,336	Broker-dealer Quotations	Indicative Bid	N/A

6. Purchase and Sale of Fund Shares

The Fund currently offers Class D Shares, Class I Shares, Class R Shares and Class Y Shares. For the year ended March 31, 2017, only Class D Shares, Class I Shares and Class Y Shares are outstanding.

The Fund’s Class D Shares are offered primarily through broker-dealers and other financial intermediaries that have entered into an agreement with the Distributor for the use of the Fund in investment products, programs, or accounts such as mutual fund supermarkets or other no transaction fee platforms. The Fund’s Class I Shares are offered to institutional investors and individual investors who are clients of investment advisors, broker-dealers, financial institutions or registered investment advisors that: (a) may charge such clients fees for advisory, investment, consulting or similar services and (b) have entered into an arrangement approved by the Distributor to provide certain administrative services to investors. The Fund’s Class Y Shares are offered for institutional investors and individuals (including through individual retirement accounts) who purchase directly from the Fund. Class Y Shares of the Fund may also be offered to employees, officers and directors/trustees of the Adviser, the Fund or their respective affiliates and to institutional investors and individual investors who are clients of investment advisors, broker-dealers, financial institutions or registered investment advisors that: (a) do not charge a fee to the Fund and (b) have entered into an arrangement approved by the Distributor. The minimum investment in Class D Shares of the Fund by an investor is $25,000, and the minimum subsequent investment in Class D Shares of the Fund by an investor is $5,000. The minimum investment in Class I Shares of the Fund by an investor is $1,000,000, and the minimum subsequent investment in Class I Shares of the Fund by an investor is $200,000. Class Y Shares

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2017

have no investment minimum requirements. The Fund’s Class R Shares have no minimum investment requirement and are generally available only to special benefit plans.

Shares of the Fund may be purchased or redeemed each Business Day.

7. Investment Adviser Fees and Other Transactions with Affiliates

Pursuant to the investment management agreement between the Investment Adviser and the Trust, on behalf of the Fund, the Fund pays the Investment Adviser a management fee (the “Fund Management Fee”) at an annual rate based on the Fund’s average daily net assets, excluding the net assets of the applicable Subsidiaries. The Fund’s Management Fee accrues daily in arrears and is paid quarterly. The Investment Adviser receives additional compensation at an annual rate based on each Subsidiary’s average daily net assets for providing management services to the Subsidiaries. For collective net assets of the Fund and the respective Subsidiaries up to $2.5 billion, the Fund Management Fee is calculated at a rate of 1.95% (annualized) and for collective net assets greater than or equal to $2.5 billion, the Fund Management Fee is calculated at a rate of 1.80% (annualized). During the year ended March 31, 2017, the Fund paid the Investment Adviser $85,233,171 in management fees. From this amount, the Investment Adviser paid $44,176,479 in sub-advisory fees to non-affiliated Sub-Advisers with respect to the Fund, which amounted to 0.98% of the Fund’s average daily net assets. The Investment Adviser also paid $800,272 in sub-advisory fees to Blackstone Senfina Advisors LLC, a Sub-Adviser that, during the year ended March 31, 2017, was an affiliate of the Investment Adviser, with respect to the Multi-Strategy Fund, which amounted to 0.02% (annualized) of the Fund’s average daily net assets.

Sub-Advisory Fees

Pursuant to the sub-advisory agreements between the Investment Adviser and the Sub-Advisers, the Sub-Advisers are compensated for the services they provide to the Fund by the Investment Adviser from the Management Fee received by the Investment Adviser.

Distribution and Service Fees

Pursuant to the amended and restated Distribution and Service Plan, the Fund’s Class D Shares bear distribution and service fees at an annual rate of 0.25% of the average daily net assets of the Fund attributable to Class D Shares. Payments of the distribution and service fee may be made without regard to expenses actually incurred. The Fund’s Class I Shares, Class Y Shares and Class R Shares are not subject to distribution and service fees.

Expense Limitation and Reimbursement

The Investment Adviser has entered into an Expense Limitation and Reimbursement Agreement with the Fund to limit the amount of Specified Expenses (as defined below) of the Fund to 2.40% per annum of the Fund’s net assets for Class D Shares, Class I Shares and Class Y Shares and 2.55% per annum of the Fund’s net assets for Class R Shares (collectively, the “Total Expense Cap”). Specified Expenses include all expenses incurred by the Fund with the exception of (i) the distribution or servicing fees, (ii) acquired fund fees and expenses, (iii) brokerage and trading costs, (iv) interest payments (including any interest expenses, commitment fees, or other expenses related to any line of credit of the Fund), (v) taxes, (vi) dividends and interest on short positions, and (vii) extraordinary expenses (as determined in the sole discretion of BAIA) (together, the “Excluded Expenses”).

To the extent the estimated annualized specified expenses for any month exceeds the total expense cap, the Investment Adviser will waive its fees and/or make payments to the Fund for expenses to the extent

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2017

necessary to eliminate such excess. The Investment Adviser may discontinue its obligations under the agreements at any time in its sole discretion after August 31, 2019 upon written notice to the Fund. The Fund has agreed to repay the amounts borne by the Investment Adviser under their respective agreements within the thirty-six month period after the Investment Adviser bears the expense, to the extent the estimated annualized Specified Expenses for a given month are less than the lower of the Total Expense Cap or any expense limitation agreement then in effect. The repayment may not raise the level of estimated annualized specified expenses in the month of repayment to exceed the total expense cap. During the year ended March 31, 2017, there were no repayments or potential repayments to the Investment Adviser.

Interfund Trades

The Fund may purchase from or sell securities to other affiliated Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the year ended March 31, 2017, the Fund purchased $3,397,662 of securities from an affiliated Fund.

Related Party Transactions

Blackstone Holdings Finance Co. L.L.C. (“FINCO”), an affiliate of the Fund, pays expenses on behalf of the Fund. The Fund reimburses FINCO for such expenses paid on behalf of the Fund. FINCO does not charge any fees for providing such administrative services. At year-end the fund had $288,556 payable to FINCO recorded in accrued expenses and other liabilities in the Consolidated Statement of Assets and Liabilities.

8. Other Agreements

State Street Bank and Trust Company serves as the administrator, custodian and transfer agent to the Fund. Blackstone Advisory Partners L.P., an affiliate of the Investment Adviser, serves as the Fund’s distributor.

9. Financial Instruments and Off-Balance Sheet Risk

Market Risk: In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations.

Credit and Counterparty Risk: The Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the consolidated financial statements. Financial assets that potentially expose the Fund to credit and counterparty risk consist principally of cash due from counterparties and investments. The Fund manages counterparty risk by entering into agreements only with counterparties that it believes has the financial resources to honor its obligations and by monitoring the financial stability of those counterparties. The Fund’s Investment Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Fund restricts exposure to credit and counterparty losses by entering into MNA’s with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2017

are set by the broker or exchange clearing house for exchange traded derivatives (e.g., futures contracts and exchange traded options) while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options). For derivatives traded under an ISDA Master Agreement or similar master agreement, the collateral requirements may be netted across all transactions traded under such agreement and certain counterparties may allow one amount to be posted from one party to the other to collateralized such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and may permit net amounts owed under each transaction to be netted to derive one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Fund’s credit risk to such counterparty equal to any amounts payable by the Fund under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Fund under derivative financial instrument contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Consolidated Schedule of Investments.

At March 31, 2017, the Fund had counterparty concentration of credit risk primarily with State Street Bank And Trust Company, Morgan Stanley & Co. LLC, Morgan Stanley Capital Services LLC, Morgan Stanley & Co. International plc, Credit Suisse Securities (USA) LLC, Credit Suisse Securities (Europe) Limited and Credit Suisse International.

Foreign Investment Risk: The investments by the Fund in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in, require settlement in and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency exchange contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

Liquidity Risk: Some securities held by the Fund, including, but not limited to, restricted, distressed, nonexchange traded, and/or privately placed securities, may be difficult to sell, or illiquid, particularly during times of market turmoil. Investments in Investment Funds are generally illiquid and some Investment Funds may not permit withdrawals or may make in-kind distributions of illiquid securities when the Fund desires to divest. Illiquid securities may be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

Non-Diversification Risk: The Fund is classified as a “non-diversified” investment company, which means that the percentage of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. As a result, the Fund’s investment portfolios may be subject to greater risk and volatility than if investments had been made in the securities of a broad range of issuers.

Money Market Funds Risk: The investments in money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. In addition, money market funds are exposed to market risk, credit risk and liquidity risk.

Additional risks associated with each type of investment are described within the respective security type notes. The Fund’s Prospectus includes a discussion of the principal risks of investing in the Fund.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2017

10. Investment Transactions

The aggregate cost of purchases and proceeds of sales of investments in securities (excluding U.S. Treasury Obligations and U.S. Government Sponsored Agency Securities) (including maturities), other than short-term investments (if applicable), for the year ended March 31, 2017 were as follows:

Purchases	$7,142,548,157
Sales	$7,127,882,010

11. Income Tax Information

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund has adopted a tax year-end of October 31, therefore the consolidated financial statements, unless otherwise indicated, reflect tax adjusted balances as of October 31, 2016. The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, the Fund makes no provision for U.S. federal income or excise taxes.

The Fund’s policy is to declare and pay distributions from net investment income and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Fund’s understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws (e.g., regulations pertaining to the U.S. Foreign Account Tax Compliance Act) and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Fund’s U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they were filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

The Fund made the following reclassification at March 31, 2017 due to permanent book and tax differences primarily attributable to gain or loss from passive foreign investment companies, certain derivative financial instrument transactions, certain shareholder redemption activity treated as distributions for tax and income from the wholly-owned Cayman Subsidiary from the tax year-ended October 31, 2016:

Paid-in Capital	Accumulated Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)
$33,593,293	$804,785	$(34,398,078)

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2017

The tax basis components of distributable earnings of the Fund at the tax year-ended October 31, 2016 was:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforward
$15,401,727	$—	$(50,626,793)

As of October 31, 2016, the Fund has capital loss carryforwards available to offset future realized gains listed below:

Unlimited Short-Term	Unlimited Long-Term
$(14,086,846)	$(36,539,947)

In addition, the tax character of distributions paid to shareholders for the tax year-ended October 31, 2016 by the Fund is as follows:

Ordinary Income	Long-Term Capital Gains
$86,061,970	$—

The Fund made an ordinary income distribution in the amount of $20,072,174 to shareholders in December 2016. The final tax character of that distribution will be determined after the Fund’s October 31, 2017 tax year end.

As of March 31, 2017, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$4,291,802,871	$215,028,365	$(48,186,878)	$166,841,487

12. Borrowings Under Credit Facility

The Fund has a secured revolving borrowing facility (the “Facility”) with State Street Bank and Trust Company (the “Bank”) in an aggregate principal amount of up to $60,000,000, subject to a maximum loan value of not more than 25% of the Fund’s NAV (the “Aggregate Commitment Amount”). Borrowings under the Facility are used primarily for bridge financing purposes and are secured by the assets of the Fund. Under the terms of the agreement, the Aggregate Commitment Amount may be terminated or reduced from time to time upon written notice from the Fund to the Bank. Outstanding borrowings bear interest at a rate equal to 1.25% plus the One-Month USD LIBOR Rate per annum (2.23% at March 31, 2017). A commitment fee is charged in the amount of 0.25% per annum as well as an upfront underwriting fee equal to 0.10% of the Commitment Amount per annum. Commitment fees accrued through the end of each calendar quarter are due no later than the 15th day of the immediately succeeding calendar month during the term of the Facility. Accrued interest is due no later than January 29, 2018, the termination date of the Facility at which time the Fund and the Bank can agree to extend the existing agreement. For the year ended March 31, 2017, the Fund made no borrowings under the Facility.

13. Subsequent Events

The Investment Adviser has evaluated the impact of subsequent events through the date of financial statement issuance, and determined there were no subsequent events outside the normal course of business requiring adjustment to or disclosure in the consolidated financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Blackstone Alternative Investment Funds and the Shareholders of Blackstone Alternative Multi-Strategy Fund and Subsidiaries:

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Blackstone Alternative Multi-Strategy Fund and subsidiaries, one of the portfolios constituting the Blackstone Alternative Investment Funds (the “Fund”), as of March 31, 2017, and the related consolidated statements of operations and cash flows for the year then ended, the consolidated statement of changes in net assets for each of the two years in the period then ended, and the consolidated financial highlights for each of the periods presented. These consolidated financial statements and consolidated financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and consolidated financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2017, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and consolidated financial highlights referred to above present fairly, in all material respects, the consolidated financial position of Blackstone Alternative Multi-Strategy Fund and subsidiaries of Blackstone Alternative Investment Funds, as of March 31, 2017, the consolidated results of their operations and their cash flows for the year then ended, the consolidated changes in their net assets for each of the two years in the period then ended, and the consolidated financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

New York, New York

May 24, 2017

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Shareholder Fee Example (Unaudited)

As a shareholder of the Multi-Strategy Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution and/or service fees (12b-1 fees) and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The actual expense example is based on an investment of $1,000 invested at the beginning of a six month period and held through the year ended March 31, 2017. The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense example is based on an investment of $1,000 invested at the beginning of a six month period and held through the year ended March 31, 2017. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical amount account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2016	Ending Account Value 3/31/2017	Expenses Paid During Period[1]	Annualized Expense Ratio
Class I
Actual	$1,000.00	$1,041.00	$15.27	3.00%
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,009.97	$15.03	3.00%

Class D
Actual	$1,000.00	$1,039.90	$16.33	3.21%
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,008.93	$16.08	3.21%

Class Y
Actual	$1,000.00	$1,041.40	$14.86	2.92%
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,010.37	$14.64	2.92%

[1]	Expenses are calculated using the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period).

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information

March 31, 2017

Management of the Fund

The Fund’s operations are managed by the Investment Adviser and the Sub-Advisers (defined below), under the direction and oversight of the Board. A majority of the Trustees are not “interested persons” (as defined in the 1940 Act) of the Fund (the “Independent Trustees”). The Trustees and the Fund’s officers are subject to removal or replacement in accordance with Massachusetts law and the Trust’s Amended and Restated Declaration of Trust. Five of the six Trustees were elected by the initial shareholder of the Trust.

Sub-Advisers

During the period covered by this report, the Investment Adviser engaged the following entities as sub-advisers (each, a “Sub-Adviser”, and together, the “Sub-Advisers”) to provide investment management services to the Fund or to one or more Subsidiaries.

•	AlphaParity, LLC (until February 15, 2017)
•	Bayview Asset Management, LLC
•	Blackstone Senfina Advisors L.L.C. (until December 23, 2016)
•	Boussard & Gavaudan Investment Management, LLP
•	Caspian Capital LP
•	Cerberus Sub-Advisory I, LLC
•	Chatham Asset Management, LLC
•	D.E. Shaw Investment Management, L.L.C.
•	Emso Asset Management Limited
•	FT AlphaParity, LLC (effective February 15, 2017)[1]
•	Good Hill Partners LP
•	GSA Capital Partners LLP (effective April 27, 2017)
•	GS Investment Strategies, LLC
•	HealthCor Management, L.P.
•	IPM Informed Portfolio Management AB
•	Nephila Capital, Ltd.
•	Rail-Splitter Capital Management, LLC (until December 16, 2016)
•	Sorin Capital Management, LP
•	Two Sigma Advisers, LLC
•	Waterfall Asset Management, LLC
•	Wellington Management Company LLP (until January 27, 2017)

Trustees and Officers

The following tables set forth information concerning the Trustees and officers (“Officers”) of the Fund. Unless otherwise noted, the business address of each Officer and Trustee is c/o Blackstone Alternative Investment Advisors LLC, 345 Park Avenue, 28th Floor, New York, NY 10154.

[1]	FT AlphaParity, LLC represents the same team as that of AlphaParity, LLC, which was terminated, as statutorily required as a result of a change of control when it was acquired by Franklin Templeton Investments.

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

March 31, 2017

Independent Trustees:

Name and Year of Birth of Trustee	Position Held with the Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[2] Overseen by Trustee	Other Trusteeships Held by Trustee
John M. Brown (1959)	Trustee	March 2013 to present	Retired (2004 – Present) Independent Consultant (2010 – 2012)	4	None

Peter M. Gilbert (1947)	Trustee	February 2016 to present	Retired (2015 – Present) Chief Investment Officer, Lehigh University Endowment Fund (2007 – 2015)	4	None

Paul J. Lawler (1948)	Trustee	March 2013 to present	Retired (2011 – Present)	4	Trustee, First Eagle Funds (7 portfolios)

Kristen Leopold (1967)	Trustee	March 2013 to present	CFO, WFL Real Estate Services, LLC (2006 – Present); CFO, KL Associates LLC (Hedge Fund Consulting) (2007 – 2014)	4	Trustee, CPG Carlyle Commitments Fund, LLC; Trustee, CPG Carlyle Commitments Master Fund, LLC

Interested Trustees:

Name and Year of Birth of Trustee	Position Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[2] Overseen by Trustee	Other Trusteeships Held by Trustee
Frank J. Coates[3] (1964)	Trustee	March 2013 to Present	Executive Managing Director, Envestnet, Inc. (Wealth Management Solutions) (2016 – Present); CEO, Wheelhouse Analytics, LLC (Technology Solutions) (2010 – 2016)	4	None

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

March 31, 2017

Name and Year of Birth of Trustee	Position Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[2] Overseen by Trustee	Other Trusteeships Held by Trustee
Peter Koffler[4] (1956)	Trustee	August 2012 to present	Senior Managing Director,[5] Blackstone Group, L.P. (“Blackstone”) (2012 – Present) General Counsel, Blackstone Alternative Investment Advisors LLC (“BAIA”) and Blackstone Alternative Asset Management L.P. (“BAAM”) (2010 – Present) Chief Compliance Officer, Blackstone (2013 – 2016) Managing Director,[4] Blackstone (2006 – 2011) Chief Compliance Officer, BAAM (2008 – 2012)	4	None

[1]	Term of office of each Trustee is indefinite until his or her resignation, removal, or death. Any Trustee of the Fund may be removed from office in accordance with the provisions of the Trust’s Amended and Restated Agreement and Declaration of Trust and Bylaws.

[2]	The “Fund Complex” consists of the Fund, Blackstone Alternative Alpha Fund, Blackstone Alternative Alpha Fund II, and Blackstone Alternative Alpha Master Fund.

[3]	Mr. Coates is being treated as an “interested person” of the Fund, as defined in the 1940 Act, due to his employment by Envestnet, Inc., which conducts business with certain Sub-Advisers and may conduct business with the Adviser and/or its affiliates in the future.

[4]	Mr. Koffler is an “interested person” of the Trust, as defined in the 1940 Act, due to his position with BAIA and its affiliates.

[5]	Executive title, not a board directorship.

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

March 31, 2017

Officers:

Name and Year of Birth of Officer	Position(s) Held with the Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years
Stephen Buehler (1977)	Secretary	August 2012 to present	Managing Director,[2] Blackstone (2014 – Present) Vice President, Blackstone (2011 – 2013)
Brian F. Gavin (1969)	President (Principal Executive Officer)	August 2012 to present	Chief Operating Officer & Senior Managing Director,[2] Blackstone (2007 – Present)
James Hannigan (1983)	Chief Compliance Officer, Anti-Money Laundering Officer, and Chief Legal Officer	Chief Compliance Officer and Anti-Money Laundering Officer (August 2016 to Present); Chief Legal Officer (March 2015 to Present)	Vice President, Blackstone (2014 – Present) Associate, Blackstone (2012 – 2013) Assistant Vice President, FRM Americas LLC (2011 – 2012)
Arthur Liao (1972)	Treasurer (Principal Financial and Accounting Officer)	August 2012 to present	Senior Managing Director,[2] Blackstone (2016 – Present Chief Financial Officer, BAIA and BAAM (2007 – Present) Managing Director,[2] Blackstone (2007 – 2015)

[1]	Term of office of each Officer is indefinite until his or her death, resignation, removal, or disqualification.

[2]	Executive title, not a board directorship.

Compensation for Trustees

Each of the Independent Trustees and Mr. Coates are paid by the Trust $72,000 per fiscal year in aggregate for their services to the Trust, and the Chairpersons of the Board and the Audit Committee are each paid by the Trust an additional $3,000 per fiscal year. The Trust also pays for the Trustees’ travel expenses related to Board meetings, continuing education and conferences. The Trustees do not receive any pension or retirement benefits from the Fund.

Form N-Q Filings

The Fund files a complete schedule of the Fund’s portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov within 60 days after the Fund’s first and third fiscal

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

March 31, 2017

quarters. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings and allocations shown on any Form N-Q are as of the date indicated in the filing and may not be representative of future investments. Holdings and allocations should not be considered research or investment advice and should not be relied upon in making investment decisions.

Proxy Voting Policies

A description of the policies and procedures used to vote proxies related to the Fund’s portfolio securities and information regarding how the Fund voted proxies relating to its portfolio securities during the 12-month period ended June 30, 2016 will be available (1) without charge, upon request, by calling toll free, 1-855-890-7725 and (2) on the SEC’s website at http://www.sec.gov.

Board Approval of the Sub-Advisory Agreements

At meetings of the Board held in person on November 15-16, 2016 and February 14-15, 2017, the Board, including all of the Independent Trustees, considered and unanimously approved the investment sub-advisory agreements for the Fund (“New Sub-Advisory Agreements”, “Amended and Restated Sub-Advisory Agreements” and “Renewed Sub-Advisory Agreements,” together the “Sub-Advisory Agreements”) between BAIA and each of the following Sub-Advisers:

Renewed Sub-Advisory Agreements (approved at November meeting)

•	Cerberus Sub-Advisory I, LLC
•	Sorin Capital Management, LP
•	Wellington Management Company LLP

Amended and Restated Sub-Advisory Agreements (approved at November meeting)

•	Boussard & Gavaudan Investment Management, LLP
•	Waterfall Asset Management, LLC

Amended and Restated Sub-Advisory Agreements (approved at February meeting)

•	Boussard & Gavaudan Investment Management, LLP
•	Chatham Asset Management, LLC
•	D. E. Shaw Investment Management, L.L.C
•	GS Investment Strategies LLC
•	HealthCor Management L.P.
•	Two Sigma Advisers, LLC
•	Waterfall Asset Management, LLC

New Sub-Advisory Agreements (approved at February meeting)

•	FT AlphaParity, LLC (“FT AlphaParity”)
•	GSA Capital Partners LLP (“GSA”)

The Independent Trustees were assisted in their review of the Sub-Advisory Agreements by independent legal counsel. The Board requested and evaluated all the information it deemed reasonably necessary under the circumstances in connection with the approval of the Sub-Advisory Agreements. The Board noted that BAIA and the Fund would rely on an exemptive order from the SEC that permitted the Fund to add or replace sub-advisers without a shareholder vote, provided that the Board, including a majority of Independent Trustees, approves the new sub-advisers and certain other conditions are met.

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

March 31, 2017

Before the meetings, the Board received materials prepared by independent legal counsel regarding the relevant factors to consider in connection with the approval of the Sub-Advisory Agreements. The Board had requested and received materials prepared by BAIA and BAAM relating to each Sub-Adviser, including (1) summary information regarding: the investment thesis; strengths; performance and positioning; a firm-wide risk evaluation and a strategy risk evaluation; an assessment of business infrastructure, valuation, liquidity, trade execution, and allocation, and compliance; and a summary of the key terms of the Sub-Advisory Agreements; (2) a Sub-Adviser Tear Sheet which covered in greater detail each Sub-Adviser’s performance, returns and investment exposure. The information the Board received for each newly proposed sub-adviser included: (3) a Manager Investment Review, which covered, in greater detail, the Sub-Adviser’s investment thesis, organizational history and ownership, personnel, peer group analysis, risk review, and business financial evaluation; (4) a Back Office Review, which covered, among other things, information regarding the Sub-Adviser’s product offerings and personnel, business viability, related entities, product and operational complexity, valuation, internal controls, counterparties, service providers, and regulatory and compliance infrastructure. Before the meetings, the Board received each Sub-Adviser’s responses to Information Requests under Section 15(c) of the 1940 Act that addressed, among other things: (i) general financial information; (ii) services; (iii) material business dealings with Blackstone and the Fund’s service providers; (iv) the Sub-Adviser’s business plan for the Fund for the coming year; (v) costs, fees, other benefits, and profitability; and (iv) risk management and regulatory compliance matters.

With respect to the Amended and Restated Sub-Advisory Agreements, the Board received, among other things, information about the changes from the original sub-advisory agreements, as well as copies of the information reviewed in connection with the approvals of that Sub-Adviser’s original sub-advisory agreements.

At the meetings, there was discussion regarding the materials that had been provided to the Board, the terms of the Sub-Advisory Agreements, and other relevant considerations. Additionally, the Board (and separately, the Independent Trustees) conferred with their independent legal counsel to consider the information provided. In evaluating the Sub-Advisory Agreements, the Board took into account the fact that the compensation paid to the Sub-Advisers would be paid by BAIA from the investment management fee it receives from the Fund and would not increase the fees or expenses otherwise incurred by the Fund or its shareholders. In the case of the Amended and Restated Sub-Advisory Agreements, the Board also took into account its most recent consideration and approval of the agreements with those Sub-Advisers, and the fact that the proposed changes to the agreements were not expected to result in any change in the nature, extent or quality of the services provided to the Fund.

Following this discussion, the Board, including all of the Independent Trustees, determined to approve all of the Sub-Advisory Agreements on the basis of the following considerations, among others:

Nature, Extent, and Quality of the Services

The Board discussed and considered with respect to each Sub-Adviser (1) personnel, operations, and financial condition; (2) investment expertise and strengths; (3) percentage of assets that are or potentially would be allocated to the Sub-Adviser; (4) investment return on the assets that are managed by the Sub-Adviser and related investment risks; (5) the Sub-Adviser’s experience and performance as a hedge fund manager, where applicable, and the extent to which the Sub-Adviser’s strategy for the Fund overlapped or would overlap with its hedge fund strategy; (6) where applicable, the Sub-Adviser’s experience and performance as a sub-adviser to the Fund; and (7) the experience and depth of the Sub-Adviser’s portfolio management team managing hedge fund and other products and its ability to manage risk. The Board concluded that the nature, extent, and quality of the sub-advisory services to be provided by each Sub-Adviser were appropriate and thus supported a decision to approve the Sub-Advisory Agreements.

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

March 31, 2017

Costs of Services and Profitability

In analyzing the cost of services and profitability of each Sub-Adviser, the Board discussed the following factors: each Sub-Adviser’s sub-advisory fee (proposed sub-advisory fee in the case of GSA and FT AlphaParity) for managing the allocated Fund assets, including any breakpoints, each Sub-Adviser’s resources devoted or that would be devoted to the Fund; and each Sub-Advisers response to inquires regarding profitability to the Sub-Adviser from providing sub-advisory services to the Fund. The Board considered the specific resources that each Sub-Adviser devoted or would devote to the Fund for investment analysis, risk management, compliance, and order execution, and the extent to which each Sub-Adviser’s investment process is or would be scalable. The Board noted that the compensation paid to the Sub-Adviser was paid by BAIA, not the Fund, and, accordingly, that the retention of the Sub-Adviser did not increase the fees or expenses otherwise incurred by shareholders of the Fund. It also noted that the terms of each Sub-Adviser’s Investment Sub-Advisory Agreement were the result of separate arm’s-length negotiations between BAIA and the Sub-Adviser. The Board considered information comparing the sub-advisory fees to the fees that each Sub-Adviser charges for providing investment advisory services to certain other clients. The Board also considered information regarding the impact that retaining or hiring the Sub-Advisers as sub-advisers to the Fund has or would have on BAIA’s profitability, as well as information about the blended average of all sub-advisory fees that BAIA pays the sub-advisers based on allocations of Fund assets among the sub-advisers.

The Board concluded that the level of investment sub-advisory fees was appropriate in light of the services to be provided.

Economies of Scale

The Board discussed various financial and economic considerations relating to the proposed arrangement with each Sub-Adviser, including economies of scale and the current and proposed breakpoints in place for certain Sub-Advisers. The Board further noted that it would have the opportunity to periodically re-examine whether the Fund had achieved economies of scale, as well as the appropriateness of sub-advisory fees payable to each Sub-Adviser, with respect to different asset sizes of the portfolio, in the future. The Board also noted that, although not directly related to the sub-advisory fees payable to each Sub-Adviser, certain Fund expenses were subject to an expense cap, an undertaking by BAIA intended to limit the Fund’s overall expenses at smaller asset levels.

Investment Performance of the Sub-Advisers

The Board considered the investment performance of the Sub-Advisers. Where applicable, the Board considered information about the year-to-date, 2016, and inception-to-date investment return of the Fund’s assets that are managed by each Sub-Adviser (net of trading expenses but gross of investment management fees and fund operating expenses), all as compared to the investment returns of (i) a custom index defined by BAIA and (ii) in the case of certain Sub-Advisers, such Sub-Adviser’s hedge fund strategy. In addition, for Sub-Adviser’s currently engaged by BAIA, the Board considered information about performance risk measurements of the assets that are managed by the Sub-Adviser, the custom index and, for certain Sub-Advisers, such Sub-Adviser’s hedge fund strategy, such as annualized return, standard deviation (which is a measure of volatility), Sharpe ratio, beta statistics, and alpha statistics.

On the basis of the Board’s assessment, the Board concluded that the investment performance generated by the Sub-Advisers currently engaged by BAIA was generally satisfactory and that each of the Sub-Advisers was capable of reasonable investment performance to the Fund.

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

March 31, 2017

Other Benefits

The Board discussed other potential benefits that each Sub-Adviser may receive from the Fund, including soft dollar arrangements, receipt of brokerage and research services, and the opportunity to offer additional products and services to Fund shareholders. The Board noted that each Sub-Adviser benefited from its relationship with BAIA/BAAM. The Board concluded that any other ancillary or “fall out” benefits derived by each Sub-Adviser from its relationship with BAIA, BAAM, or the Fund, to the extent such benefits were identifiable or determinable, were reasonable and fair, resulted from the provision of appropriate services to the Fund and its shareholders, and were consistent with industry practice and the best interests of the Fund and its shareholders.

Other Considerations

The Board reviewed and considered certain terms and conditions of the Sub-Advisory Agreements. After discussion, the Board concluded that the terms of the Sub-Advisory Agreements were reasonable and fair. It was noted that the Board would have the opportunity to periodically re-examine the terms of each Sub-Advisory Agreement in the future.

Conclusion

The Board, including all of the Independent Trustees, concluded that the fees payable under each of the Sub-Advisory Agreements were fair and reasonable with respect to the services that the relevant Sub-Adviser would provide to the Fund and in light of the other factors described above that the Board deemed relevant. The Board noted that both BAIA and the Board had determined that each Sub-Adviser’s compliance program was reasonably designed to prevent the violation of the federal securities laws within the meaning of Rule 38a-1 under the 1940 Act and that each Sub-Adviser’s code of ethics was reasonably designed to prevent “access persons” (as defined in Rule 17j-1 under the 1940 Act) from engaging in any act, practice, or course of business prohibited by Rule 17j-1 under the 1940 Act. The Board based its approval of the Sub-Advisory Agreements on a comprehensive consideration of all information presented to the Board at its meetings throughout the year and not as a result of any single controlling factor. The Board was also assisted by the advice of independent legal counsel in making these determinations.

Board Approval of the Investment Management Agreement for Blackstone Multi-Strategy Fund, and each of its Wholly Owned Subsidiaries

At meetings of the Board held in person on May 17-18, 2016 and on February 14-15, 2017, the Board, including all of the Independent Trustees, considered and unanimously approved the following agreements:

(i)	the investment management agreement by and between the Trust and BAIA, on behalf of Multi-Strategy Fund (the “Multi-Strategy Investment Management Agreement”); and
(ii)	the investment management agreements between the Trust and each of Blackstone Alternative Multi-Strategy Sub Fund II Ltd., Blackstone Alternative Multi-Strategy Sub Fund III L.L.C., and Blackstone Alternative Multi-Strategy Sub Fund IV L.L.C. (the “Sub Funds”) (collectively, the “Sub Fund Agreements” and together with the Multi-Strategy Investment Management Agreement, the “Investment Management Agreements”).

The Sub Funds are wholly owned subsidiaries of the Fund, and BAIA provides investment management services to the Fund and its Sub Funds on a collective basis, therefore, the Trustees evaluated the arrangements between BAIA and the Fund collectively with BAIA’s arrangements with the Sub Funds.

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

March 31, 2017

The Independent Trustees were assisted in their review of the Investment Management Agreements by independent legal counsel. The Board requested and evaluated all the information it deemed reasonably necessary under the circumstances in connection with the approval of the Investment Management Agreements. Before the meeting, the Board received, among other things, (1) materials prepared by independent legal counsel regarding the relevant factors to consider in evaluating the Investment Management Agreements; (2) materials prepared by BAIA relating to, among other things, BAIA’s experience and qualifications to serve as investment manager; (3) analysis of the fees and expenses of the Fund (on a combined basis with the fees and expenses of the Sub Funds) as compared with a peer group of funds; analysis of BAIA’s expected profitability for providing services to the Fund; (4) information regarding BAIA’s Code of Ethics and compliance program; and (5) materials prepared by an outside firm, unaffiliated with the Fund or BAIA, that is in the business of regularly preparing reports for use by fund boards in considering investment advisory agreement approvals (the “Service Provider”) comparing the management fee rate and total operating expenses of the Fund (on a combined basis with the fees and expenses of the Sub Funds) to those of a peer group of funds determined by the Service Provider.

At the meeting, there was discussion regarding the materials that had been provided to the Board, the terms of the Investment Management Agreement, the operations of the Fund, and other relevant considerations. Following this discussion, the Board, including all of the Independent Trustees, considered the following factors, among others:

Nature, Extent, and Quality of the Services

The Board discussed BAIA’s personnel, operations, and financial condition and considered: (1) the background and experience of key investment personnel and BAIA’s ability to attract and retain talent; (2) BAIA’s focus on analysis of complex asset categories, including alternative investments; (3) BAIA’s disciplined investment approach and commitment to investment principles; (4) BAIA’s manager selection and due diligence process; (5) BAIA’s significant risk management, compliance, and operational efforts; (6) BAIA and BAP’s strategic planning for the Fund in the marketplace; and (7) BAIA’s oversight of and interaction with sub-advisers and other service providers. The Board concluded that the nature, extent, and quality of the management services provided were appropriate and thus supported a decision to renew the Investment Management Agreements. The Board also concluded that BAIA likely would be able to provide during the coming year the same quality of investment management and related services as provided in the past and that these services are appropriate in scope and extent in light of the Fund’s and the Sub Funds’ operations, the competitive landscape, and shareholders’ expectations.

Costs of Services and Profitability

In analyzing the cost of services and profitability of BAIA, the Board considered BAIA’s resources devoted to the Fund as well as the revenues earned and expenses incurred by BAIA. The Board also considered profitability data provided by BAIA showing fees, revenues, and overhead expenses of the Fund. The Board took into account the significant investment by, and cost to, BAIA regarding service infrastructure to support the Fund and its investors. On the basis of the Board’s review of the fees to be charged by BAIA for investment advisory and related services, the relatively unique, and highly specialized, nature of the Fund’s investment program, BAIA’s financial information, and the estimated overhead costs associated with managing the Fund, the Board concluded that the level of investment management fees is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the cap on expenses established by an expense limitation agreement.

Economies of Scale

The Board discussed various financial and economic considerations relating to the arrangement with BAIA, including economies of scale. The Board considered the management fee breakpoint for the Fund, noting

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

March 31, 2017

that, for collective net assets of the Fund and its Sub Funds up to $2.5 billion, the management fee is calculated at a rate of 1.95%, and for collective net assets greater than or equal to $2.5 billion, the management fee is calculated at a rate of 1.80%. The Board concluded that the management fees, with the current breakpoint in place, reflected the complexity of the Fund’s and Sub Funds’ operations and were reasonable in light of the Fund’s and Sub Funds’ current and anticipated size. The Board noted that it will have the opportunity to periodically re-examine whether the Fund and Sub Funds had achieved economies of scale, as well as the appropriateness of management fees payable to BAIA, in the future. The Board further noted that certain Fund expenses were subject to an expense cap, an undertaking by BAIA intended to limit the Fund’s overall expenses at smaller asset levels.

Fund Performance

The Board received and considered information about (i) the one year, inception-to-date, quarter-to-date, year-to-date, and trailing three months performance information of the Fund (net of fees and expenses), all as compared to the S&P 500 Total Return Index, MSCI World Total Return Index, Barclay’s Aggregate Bond Index, JPMorgan Domestic High Yield Index, and HFRX Global Hedge Fund Index (the “Comparative Indices”); (ii) the historical monthly performance of the Fund since inception (net of fees and expenses); (iii) the inception-to-date standard deviation (a measurement of volatility), Sharpe ratio (a measurement of risk-adjusted return), and alpha and beta ratios of the Fund as compared to the Comparative Indices; (iv) the inception-to-date, one year, and quarter-to-date performance of the Fund (net of fees and expenses), as compared to the Committee-prepared peer group; and (v) the one year and two year performance of the Fund (net of fees and expenses), as compared to the Broadridge-prepared peer group. In addition, the Board considered information about inception-to-date performance risk measurements of the Fund and the Committee-prepared peer group such as (a) annualized return, (ii) standard deviation, (c) Sharpe ratio, and (iv) beta against the S&P 500. The Board further considered information about the Fund’s one-year and inception-to-date performance, volatility, Sharpe ratio, and beta ratio versus that of several indices.

With respect to the approvals in May 2016, the Board noted that (i) the inception-to-date performance return as of January 31, 2016 was lower than the corresponding returns of the S&P 500 Total Return Index and the Barclays Aggregate Bond Index but greater than the corresponding returns of the MSCI World Total Return Index, the JPMorgan Domestic High Yield Index, and the HFRX Global Hedge Fund Index; (ii) the inception-to-date and one year performance returns as of December 31, 2015 were greater than the corresponding returns for each of the seven funds in the Committee-prepared peer group that had been in operation since the inception of BAMSF; and (iii) the one year performance return as of December 31, 2015 was greater than four of the five funds in the Broadridge-prepared peer group that had a one-year track record.

With respect to the approvals in February 2017, the Board noted that, as of December 31, 2016 (i) the inception-to-date performance return was less than the corresponding returns of the corresponding returns of the S&P 500 Total Return Index, MSCI World Total Return Index, and the JPMorgan Domestic High Yield Index but greater than the corresponding returns of the Barclays Aggregate Bond Index and the HFRX Global Hedge Fund Index; (ii) the inception-to-date performance return was greater than the corresponding return for five of the six funds in the Committee-prepared peer group; (iii) the one year performance return was less than the corresponding returns for each of the six other funds in the Committee-prepared peer group and (iv) the one-year performance return was less than six of the seven other funds in the Broadridge-prepared peer group that had a one-year track record.

Taking into account such factors, the Board concluded that the investment performance generated by BAIA was generally satisfactory and that BAIA was capable of generating a level of long term investment performance that is appropriate in light of the Fund’s and Sub Funds’ investment objectives, policies, and strategies, although recognizing that there can be no assurance of any particular investment outcome.

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

March 31, 2017

Fees and Expenses

The Board, including the Independent Trustees, compared the fees and expense ratios of the Fund’s Class I shares (before and after any fee waivers and expense reimbursements) for the calendar year ended December 31, 2016 against fees and expense ratios of the Broadridge-prepared peer group. The Board also considered the oral analysis provided by BAIA on the appropriateness of the Broadridge-prepared peer group. Specifically with respect to the approvals in May 2016, the Board considered data indicating that, (i) the contractual (before waivers) management (including both investment management and administration fees) fee rate of each BAIF Fund was higher than the contractual (before waivers) management (including both investment management and administration fees) fee rate of all five funds in the Broadridge-prepared peer group, and (ii) the actual (after waivers) management fee of each BAIF Fund was higher than the actual (after waivers) management fee of all five funds in the Broadridge-prepared peer group. Specifically, with respect to the approvals in February 2017, the Board considered data based on information provided by Broadridge indicating that, (i) the contractual (before waivers) management (including both investment management and administration fees) fee rate was higher than the contractual (before waivers) management (including both investment management and administration fees) fee rate of five of the seven other funds in the Broadridge-prepared peer group, and (ii) the actual (after waivers) management fee was higher than the actual (after waivers) management fee of all seven other funds in the Broadridge-prepared peer group.

The Board also took into consideration the peer group analysis prepared by BAIA, under the guidance of the Oversight Committee, which showed fees and expenses of BAMSF’s Class I Shares, Class Y Shares, Class D Shares, and Class R Shares and a group of thirteen competitor funds selected by BAIA (including the six funds in the Committee-prepared peer group used for performance comparisons). Specifically with respect to the approvals in May 2016, the Board considered data indicating that (i) the contractual (before waivers) management fee rate of each BAIF Fund was higher than the contractual (before waivers) management fee rate of six of the seven funds in the Committee-prepared peer group; (ii) the contractual (before waivers) management fee rate of each BAIF Fund was 21 bps higher than the average contractual (before waivers) management fee rate of the Committee-prepared peer group (excluding the BAIF Funds); and (iii) the total net expenses of each BAIF Fund were higher than all seven funds in the Committee-prepared peer group. With respect to the approvals in February 2017, the Board noted that (i) the contractual (before waivers) management fee rate was higher than the contractual (before waivers) management fee rate of twelve of the thirteen funds in the broader Committee-prepared peer group; (ii) the contractual (before waivers) management fee rate was 40 bps higher than the average contractual (before waivers) management fee rate of the broader Committee-prepared peer group (excluding the Fund); and (iii) the total net expenses for the Fund’s Class D shares and Class R shares were higher than all thirteen funds in the broader Committee-prepared peer group and the total net expenses for Fund’s Class I shares and Class Y shares were higher than twelve of the thirteen funds in the broader Committee-prepared peer group.

The Board considered the Fund’s fees and expenses in light of the scope and quality of services provided by BAIA and determined that, given the scope and quality of services provided by BAIA, the fees that are higher than those charged by peers were appropriate. On the basis of the factors considered and information presented, the Board determined that Fund’s fee rates were reasonable.

Other Benefits

The Board discussed other benefits that BAIA may receive from the Fund. The Board noted that BAIA indicated that it does not expect to receive significant ancillary, soft dollar, or other “fall out” benefits as a result of its relationship with the Fund. The Board concluded that other benefits derived by BAIA from its relationship with the Fund, to the extent such benefits are identifiable or determinable, are reasonable and fair, result from the provision of appropriate services to the Fund and its shareholders, and are consistent with industry practice and the best interests of each Fund and its shareholders.

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

March 31, 2017

Conclusion

The Board, including all of the Independent Trustees, concluded that the fees payable under each Investment Management Agreement were fair and reasonable with respect to the services that BAIA provides to the Fund it manages and in light of the other factors described above that the Board deemed relevant. The Board, including all of the Independent Trustees, determined to approve the continuation of the Investment Management Agreements based on comprehensive consideration of all information presented to the Board at its meetings throughout the year and not as a result of any single controlling factor. The Board was assisted by the advice of independent counsel in this determination.

Additional Information

The Fund’s Statement of Additional Information includes additional information about the Trustees. The Statement of Additional Information is available upon request, without charge, by calling toll free 1-855-890-7725.

Blackstone

Blackstone Registered Funds

Privacy Notice

Rev May, 2016

FACTS	WHAT DO BLACKSTONE REGISTERED FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎    Social Security number and income

∎    Assets and investment experience

∎    Risk tolerance and transaction history

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Blackstone Registered Funds (as defined below) choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do Blackstone Registered Funds share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you	No	We don’t share

For nonaffiliates to market to you	No	We don’t share

Questions?	Email us at GLB.privacy@blackstone.com

Who we are
Who is providing this notice?	Blackstone Registered Funds include Blackstone Alternative Alpha Fund, Blackstone Alternative Alpha Fund II, Blackstone Real Estate Income Fund, Blackstone Real Estate Income Fund II, Blackstone Alternative Investment Funds, on behalf of its series Blackstone Alternative Multi-Strategy Fund, and the GSO Funds, consisting of Blackstone / GSO Senior Floating Rate Term Fund, Blackstone / GSO Long-Short Credit Income Fund and Blackstone / GSO Strategic Income Fund
What we do
How do Blackstone Registered Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How do Blackstone Registered Funds collect my personal information?

We collect your personal information, for example, when you:

∎    open an account or give us your income information

∎    provide employment information or give us your contact information

∎    tell us about your investment or retirement portfolio

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

∎    sharing for affiliates’ everyday business purposes—information about your creditworthiness

∎    affiliates from using your information to market to you

∎    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account—unless you tell us otherwise.
Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎    Our affiliates include companies with a Blackstone name and financial companies such as GSO Capital Partners LP and Strategic Partners Fund Solutions.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Blackstone Registered Funds do not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Our joint marketing partners include financial services companies.
Other important information

California Residents—In accordance with California law, we will not share information we collect about California residents with nonaffiliates except as permitted by law, such as with the consent of the customer or to service the customer’s accounts. We will also limit the sharing of information about you with our affiliates to the extent required by applicable California law.

Vermont Residents—In accordance with Vermont law, we will not share information we collect about Vermont residents with nonaffiliates except as permitted by law, such as with the consent of the customer or to service the customer’s accounts. We will not share creditworthiness information about Vermont residents among Blackstone Registered Funds’ affiliates except with the authorization or consent of the Vermont resident.

Blackstone Alternative Multi-Strategy Fund

a series of Blackstone Alternative Investment Funds

Trustees

John M. Brown, Chairman

Frank J. Coates

Paul J. Lawler

Kristen M. Leopold

Peter Koffler

Peter M. Gilbert

Investment Adviser

Blackstone Alternative Investment Advisors LLC

345 Park Avenue

New York, New York 10154

Administrator and Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Officers

Brian F. Gavin, President and Principal Executive Officer

Arthur Liao, Treasurer and Principal Financial and Accounting Officer

James Hannigan, Chief Legal Officer, Chief Compliance Officer and Anti-Money Laundering Officer

Stephen Buehler, Secretary

Independent Registered Public Accounting Firm

Deloitte & Touche LLP 30 Rockefeller Plaza

New York, New York 10112

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

This report, including the financial information herein, is transmitted to the shareholders of Blackstone Alternative Multi-Strategy Fund for their information. It is not a prospectus or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

You can find the Fund’s prospectus and other information about the Fund, including the Fund’s statement of additional information, on the Fund’s website at www.blackstone.com/bamsf. You can also get this information at no cost by calling the Fund at 1-855-890-7725.

Item 2.	Code of Ethics.

(a) The registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) No disclosures are required by this Item 2(b).

(c) The registrant has not made any amendments to its code of ethics during the reporting period for this Form N-CSR.

(d) There have been no waivers granted by the registrant to individual’s covered by the registrant’s code of ethics during the reporting period for this form N-CSR.

(e) Not applicable.

(f) A copy of the registrant’s code of ethics is attached as Exhibit 12(a)(1) to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

(a) (1) The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its Audit Committee (the “Committee”).

(2) The audit committee financial expert is Kristen M. Leopold, who is “independent” for purposes of this

Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

		Current Fiscal Year	Previous Fiscal Year
(a)	Audit Fees	$200,000	$290,000
(b)	Audit-Related Fees	$0	$0
(c)	Tax Fees(1)	$37,500	$70,800
(d)	All Other Fees	$0	$0

(1)	The nature of the services includes tax compliance, tax advice and tax planning.

(e) (1) Disclose the Committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The charter for the Committee requires that the Committee pre-approve (i) all audit and non-audit services that the registrant’s independent auditors provide to the registrant, and (ii) all non-audit services that the registrant’s independent auditors provide to Blackstone Alternative Investment Advisors LLC, the investment adviser of the registrant (“BAIA”), and any entity controlling, controlled by, or under common control with BAIA that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant; provided that the Committee may implement policies and procedures by which such services are approved other than by the full Committee prior to their ratification by the Committee.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this item that were approved by the Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Current Fiscal Year	Previous Fiscal Year
0%	0%

(f) Not applicable.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

Current Fiscal Year	Previous Fiscal Year
$0	$0

(h) Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) The registrant’s Consolidated Schedule of Investments as of the close of the reporting period is included in the Report to Shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Investment Management Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective as of the date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Blackstone Alternative Investment Funds

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

Date	June 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

Date	June 1, 2017

By (Signature and Title)	/s/ Arthur Liao
Arthur Liao, Treasurer (Principal Financial and Accounting Officer)

Date	June 1, 2017